       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2014.

                                                            FILE NOS. 333-185790
                                                                       811-09003
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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933



                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 4                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                                   Amendment No. 4                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                               MANDA GHAFERI, ESQ.
                             AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.

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                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Platinum O-Series
                                                Variable Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Platinum O-Series
                                                Variable Annuity; Purchasing a
                                                Polaris Platinum O-Series Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information





A supplement dated May 1, 2014 to the Prospectus is included in Part A of this Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-185790 and 811-09003.

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Platinum O-Series
                                                Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Platinum O-
                                                Series Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
________________________________________________________________________________

                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                      VARIABLE ANNUITY ACCOUNT SEVEN
        Polaris Platinum O-Series Variable Annuity dated May 1, 2014
________________________________________________________________________________

  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    FS VARIABLE SEPARATE ACCOUNT
    Polaris Platinum O-Series Variable Annuity dated May 1, 2014
________________________________________________________________________________

This supplement removes the Supplement dated December 30, 2013 from the Polaris Platinum O-Series prospectus.


























Dated:  April 30, 2014


                 Please keep this Supplement with your Prospectus

                            POLARIS PLATINUM O-Series
                                   PROSPECTUS

                                   MAY 1, 2014


               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                   MANAGED BY:
     Aggressive Growth              Wells Capital Management Incorporated
     Alliance Growth                AllianceBernstein L.P.
     American Funds Asset           Capital Research and Management Company
       Allocation
     American Funds Global Growth   Capital Research and Management Company
     American Funds Growth          Capital Research and Management Company
     American Funds Growth-Income   Capital Research and Management Company
     Asset Allocation               Edge Asset Management, Inc.
     Balanced                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth               Massachusetts Financial Services Company(2)
     Capital Appreciation           Wellington Management Company, LLP
     Capital Growth                 The Boston Company Asset Management, LLC(3)
     Cash Management                BofA Advisors, LLC
     Corporate Bond                 Federated Investment Management Company
     Davis Venture Value            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street          SunAmerica Asset Management, LLC(6)
     Emerging Markets               J.P. Morgan Investment Management Inc.
     Equity Opportunities           OppenheimerFunds, Inc.
     Foreign Value                  Templeton Investment Counsel, LLC
     Franklin Founding Funds        Franklin Templeton Services, LLC
       Allocation VIP Fund(4)
     Franklin Income VIP Fund(4)    Franklin Advisers, Inc.
     Fundamental Growth             Wells Capital Management Incorporated
     Global Bond                    Goldman Sachs Asset Management International
     Global Equities                J.P. Morgan Investment Management Inc.
     Government and Quality Bond    Wellington Management Company, LLP
     Growth                         Wellington Management Company, LLP
     Growth-Income                  J.P. Morgan Investment Management Inc.
     Growth Opportunities           Invesco Advisers, Inc.
     High-Yield Bond                PineBridge Investments LLC
     International Diversified      Morgan Stanley Investment Management Inc.
       Equities
     International Growth and       Putnam Investment Management, LLC
       Income
     Invesco V.I. American          Invesco Advisers, Inc.
       Franchise Fund, Series II
       Shares
     Invesco V.I. Comstock Fund,    Invesco Advisers, Inc.
       Series II Shares
     Invesco V.I. Growth and Income Invesco Advisers, Inc.
       Fund, Series II Shares
     Lord Abbett Growth and Income  Lord, Abbett & Co. LLC
     Lord Abbett Mid Cap Stock      Lord, Abbett & Co. LLC





(Underlying Funds continued on next page)

UNDERLYING FUNDS:                   MANAGED BY:
     Marsico Focused Growth         Marsico Capital Management, LLC
     MFS Massachusetts Investors    Massachusetts Financial Services Company
       Trust
     MFS Total Return               Massachusetts Financial Services Company
     Mid-Cap Growth                 J.P. Morgan Investment Management Inc.
     Natural Resources              Wellington Management Company, LLP
     Real Estate                    Pyramis Global Advisors, LLC(5)
     Real Return                    Wellington Management Company, LLP
     Small & Mid Cap Value          AllianceBernstein L.P.
     Small Company Value            Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation  SunAmerica Asset Management, LLC(6) and
       Portfolio(1)                 AllianceBernstein L.P.
     Technology                     Columbia Management Investment Advisers, LLC
     Telecom Utility                Massachusetts Financial Services Company
     Total Return Bond              Pacific Investment Management Company LLC



(1) Your broker-dealer may not allow investment in this portfolio without election of a Living Benefit.




(2) On or about October 1, 2013, the investment manager of the Blue Chip Growth Portfolio changed from SunAmerica Asset Management Corp. to Massachusetts Financial Services Company.



(3) On May 1, 2014, the investment manager of the Capital Growth Portfolio changed from Oppenheimer Funds, Inc. to The Boston Company Asset Management, LLC.



(4) On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.





(5) On or about October 1, 2013, the investment manager of the Real Estate Portfolio changed from Davis Selected Advisers, L.P. to Pyramis Global Advisors, LLC.



(6) On January 1, 2014, SunAmerica Asset Management Corp. was renamed SunAmerica Asset Management, LLC.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2014. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
      Maximum Owner Transaction Expenses..................................       6
      Maximum Premium Based Charge........................................       6
      Maximum Withdrawal Charges..........................................       6
      Contract Maintenance Fee............................................       6
      Separate Account Annual Expenses....................................       6
      Additional Optional Feature Fee.....................................       6
         Optional Polaris Income Builder and SunAmerica Income Plus........      6
      Underlying Fund Expenses............................................       6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS PLATINUM O-SERIES VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY....................      9
      Allocation of Purchase Payments.....................................      10
      Accumulation Units..................................................      11
      Free Look...........................................................      12
      Exchange Offers.....................................................      12
      Important Information for Military Servicemembers...................      12
INVESTMENT OPTIONS.........................................................     12
      Variable Portfolios.................................................      12
         AIM Variable Insurance Funds
                    (Invesco Variable Insurance Funds).....................     13
         American Funds Insurance Series...................................     13
         Franklin Templeton Variable Insurance Products Trust..............     13
         Lord Abbett Series Fund, Inc......................................     13
         Anchor Series Trust...............................................     13
         Seasons Series Trust..............................................     13
         SunAmerica Series Trust...........................................     13
      Substitution, Addition or Deletion of Variable Portfolios...........      15
      Fixed Accounts......................................................      15
      Dollar Cost Averaging Fixed Accounts................................      15
      Dollar Cost Averaging Program.......................................      16
      Polaris Portfolio Allocator Program.................................      16
      Transfers During the Accumulation Phase.............................      18
      Automatic Asset Rebalancing Program.................................      20
      Voting Rights.......................................................      21
ACCESS TO YOUR MONEY.......................................................     21
      Free Withdrawal Amount..............................................      21
      Systematic Withdrawal Program.......................................      22
      Nursing Home Waiver.................................................      22
      Minimum Contract Value..............................................      23
      Qualified Contract Owners...........................................      23
OPTIONAL LIVING BENEFIT....................................................     23
      Polaris Income Builder..............................................      25
DEATH BENEFITS.............................................................     32
      Beneficiary Continuation Programs...................................      33
      Death Benefit Defined Terms.........................................      34
      Standard Death Benefit..............................................      34
      Optional Maximum Anniversary Value Death Benefit....................      34
      Spousal Continuation................................................      35
EXPENSES...................................................................     35
      Separate Account Expenses...........................................      35
      Premium Based Charge................................................      36
      Withdrawal Charge...................................................      36
      Underlying Fund Expenses............................................      37
      Contract Maintenance Fee............................................      37
      Transfer Fee........................................................      37
      Optional Living Benefit Fee.........................................      37
      Optional Maximum Anniversary Value Death Benefit Fee................      38
      Premium Tax.........................................................      38
      Income Taxes........................................................      38
      Reduction or Elimination of Fees, Expenses
               and Additional Amounts Credited.............................     38
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     39
ANNUITY INCOME OPTIONS.....................................................     40
      The Income Phase....................................................      40
      Annuity Income Options..............................................      41
      Fixed or Variable Annuity Income Payments...........................      41
      Annuity Income Payments.............................................      42
      Transfers During the Income Phase...................................      42
      Deferment of Payments...............................................      42
TAXES......................................................................     42
      Annuity Contracts in General........................................      42
      Tax Treatment of Distributions - Non-Qualified Contracts............      43
      Tax Treatment of Distributions - Qualified Contracts................      43
      Required Minimum Distributions......................................      44
      Tax Treatment of Death Benefits.....................................      45
      Tax Treatment of Optional Living Benefits...........................      45
      Contracts Owned by a Trust or Corporation...........................      45
      Gifts, Pledges and/or Assignments of a Contract.....................      45
      Diversification and Investor Control................................      46
OTHER INFORMATION..........................................................     46
      The Distributor.....................................................      46
      The Company.........................................................      46
      The Separate Account................................................      47
      The General Account.................................................      48
      Financial Statements................................................      48
      Administration......................................................      48
      Legal Proceedings...................................................      49
      Registration Statements.............................................      49
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     49
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    B-1
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME
  BUILDER FEE..............................................................    C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................    D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 10, 2014..    F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS PRIOR
  TO MAY 1, 2014...........................................................    G-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.


COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon a spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM PREMIUM BASED CHARGE

(as a percentage of each Purchase
  Payment)(2)............................   5.00%


MAXIMUM WITHDRAWAL CHARGES

(as a percentage of each Purchase
  Payment)(3)............................   6.00%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(4).......................................  $50 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Fee(5).........................           0.95%
  Optional Maximum Anniversary Value Death Benefit
     Fee..........................................           0.25%
                                                             -----
     Total Separate Account Annual Expenses.......           1.20%
                                                             =====



ADDITIONAL OPTIONAL FEATURE FEE


You may elect the following optional Polaris Income Builder living benefit which is a guaranteed minimum withdrawal benefit:



OPTIONAL POLARIS INCOME BUILDER AND SUNAMERICA INCOME PLUS FEE


(SunAmerica Income Plus is not available for election after May 1, 2013) (calculated as a percentage of the Income Base)(6)



                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(7)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%





UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2014)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses)........................    0.54%     1.54%



FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX.

(2) Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.

                                           PREMIUM BASED CHARGE AS A     QUARTERLY PREMIUM
                                                 PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT            PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
------------------------------            --------------------------   --------------------
Less than $50,000.......................             5.00%                    0.1786%
$50,000 but less than $100,000..........             4.50%                    0.1607%
$100,000 but less than $250,000.........             3.50%                    0.1250%
$250,000 but less than $500,000.........             2.50%                    0.0893%
$500,000 but less than $1,000,000.......             2.00%                    0.0714%
$1,000,000 or more......................             1.25%                    0.0446%




 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.

(3) Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:

                                                                         YEARS SINCE PREMIUM RECEIPT
                                                           ------------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT                               1       2      3      4      5      6       7     8+
Less than $50,000.......................................     6%     5%     5%      4%     3%     2%     1%     0%
$50,000 but less than $100,000..........................    5.5%    5%     5%      4%     3%     2%     1%     0%
$100,000 but less than $250,000.........................    4.5%    4%     4%      3%     3%     2%     1%     0%
$250,000 but less than $500,000.........................    3.5%    3%     3%    2.25%    2%     2%     1%     0%
$500,000 but less than $1,000,000.......................     3%     2%     2%     1.5%    1%     1%     1%     0%
$1,000,000 or more......................................   2.25%   1.5%   1.5%     1%     1%   0.75%   0.5%    0%

 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.

(4) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(5) If you do not elect any optional features, your total separate account annual expenses would be 0.95%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


(6) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The fee is deducted from your contract value beginning with the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2013, please see APPENDIX F for a description of SunAmerica Income Plus.



(7) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

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                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


(8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2014. The minimum expense is for an Underlying Fund of American Funds Insurance Series Portfolio Trust as of its fiscal year ended December 31, 2013.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.70% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 1.54%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,086     $2,215     $3,218     $5,615



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $486      $1,715     $2,918     $5,615





MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.54%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $828      $1,196     $1,482     $2,279


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $228       $696      $1,182     $2,279


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.



3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Builder fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                          THE POLARIS PLATINUM O-SERIES
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                     PURCHASING A POLARIS PLATINUM O-SERIES
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
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     Qualified            $10,000              $500                $100
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   Non-Qualified          $10,000              $500                $100
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.


We reserve the right to refuse any Purchase Payment. Specific parameters under which we may refuse or restrict Purchase Payments are outlined below, and in the FIXED ACCOUNTS and OPTIONAL LIVING BENEFITS sections of the prospectus. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the GLOSSARY. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP


We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.



Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:


American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


US Life (New York contracts only)

Annuity Service Center
P.O. Box 100357

Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:


American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750



US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2. multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES


     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").



     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.



     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES


     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO

          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                            MANAGED BY:                                     TRUST     ASSET CLASS
----------------                            -----------                                     -----     -----------
Aggressive Growth                           Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                             AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation             Capital Research and Management Company         AFIS      BALANCED
American Funds Global Growth                Capital Research and Management Company         AFIS      STOCK
American Funds Growth                       Capital Research and Management Company         AFIS      STOCK
American Funds Growth-Income                Capital Research and Management Company         AFIS      STOCK
Asset Allocation                            Edge Asset Management, Inc.                     AST       BALANCED
Balanced                                    J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                            Massachusetts Financial Services Company        SAST      STOCK
Capital Appreciation                        Wellington Management Company, LLP              AST       STOCK
Capital Growth                              The Boston Company Asset Management, LLC        SAST      STOCK
Cash Management                             BofA Advisors, LLC                              SAST      CASH
Corporate Bond                              Federated Investment Management Company         SAST      BOND
Davis Venture Value                         Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                       SunAmerica Asset Management, LLC                SAST      STOCK
Emerging Markets                            J.P. Morgan Investment Management Inc.          SAST      STOCK
Equity Opportunities                        OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                               Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Founding Funds Allocation VIP      Franklin Templeton Services, LLC
  Fund                                                                                      FTVIPT    BALANCED
Franklin Income VIP Fund                    Franklin Advisers, Inc.                         FTVIPT    BALANCED
Fundamental Growth                          Wells Capital Management Incorporated           SAST      STOCK
Global Bond                                 Goldman Sachs Asset Management International    SAST      BOND
Global Equities                             J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond                 Wellington Management Company, LLP              AST       BOND
Growth                                      Wellington Management Company, LLP              AST       STOCK
Growth-Income                               J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                        Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                             PineBridge Investments LLC                      SAST      BOND
International Diversified Equities          Morgan Stanley Investment Management Inc.       SAST      STOCK
International Growth and Income             Putnam Investment Management, LLC               SAST      STOCK
Invesco V.I. American Franchise Fund,       Invesco Advisers, Inc.
  Series II Shares                                                                          AVIF      STOCK
Invesco V.I. Comstock Fund, Series II       Invesco Advisers, Inc.
  Shares                                                                                    AVIF      STOCK
Invesco V.I. Growth and Income Fund,        Invesco Advisers, Inc.
  Series II Shares                                                                          AVIF      STOCK
Lord Abbett Growth and Income               Lord, Abbett & Co. LLC                          LASF      STOCK
Lord Abbett Mid Cap Stock                   Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                      Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust           Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                            Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                              J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                           Wellington Management Company, LLP              AST       STOCK
Real Estate                                 Pyramis Global Advisors, LLC                    SAST      STOCK
Real Return                                 Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value                       AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                         Franklin Advisory Services, LLC                 SAST      STOCK
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management, LLC and
                                              AllianceBernstein L.P.                        SAST      BALANCED
Technology                                  Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                           Pacific Investment Management Company LLC       SAST      BOND





YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect Polaris Income Builder, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFIT.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.


If your contract was issued prior to October 1, 2013, the 2-Year DCA Fixed Account is also available for investment.

The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models"). Each Model is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. Please consult your financial representative about investment in the program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the program by electing a Model when you purchase your variable annuity, or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Model most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in one Model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the Model's intended objectives. However, if you have elected an optional Living Benefit prior to March 10, 2014, pursuant to certain investment requirements, a portion of your investment can be allocated to the SunAmerica Dynamic Allocation Portfolio in addition to a Model.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model, your investment may no longer be consistent with the Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Model to another Model at any time; you will be transferred into the most current Model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS



You can elect to have your investment in the Model rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model you selected.



Over time, the Model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model rebalanced at least annually, then your investment may no longer be consistent with the Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.



If you have not elected the optional Living Benefit and choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.



IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



The Models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model should be revised or whether it remains appropriate to invest in accordance with any particular Model.



The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models may have been built. Also, allocation to a single investment category may outperform a Model, so that you could have been better off investing in a single investment category than in a Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model will perform well or that its performance will closely reflect that of the investment category it is designed to represent.



The Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2014)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             3.0%         3.0%         4.0%         8.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             1.0%         1.0%         1.0%         5.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         4.0%         4.0%         5.0%         8.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              4.0%         4.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         9.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         3.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         6.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Estate                              0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 Real Return                              9.0%         5.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         2.0%         2.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       14.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



The Models listed above are those that are currently available. We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


The Models listed above are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to May 1, 2014, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.



If you invested in a Model or Sample Portfolio prior to May 1, 2014, PLEASE SEE THE POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS APPENDIX, for additional information regarding the previous allocations of the Models or Sample Portfolio prior to that date.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset

Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2013 and within the previous twelve months (from August 17, 2012 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2013 must be submitted by U.S. Mail (from August 17, 2013 through August 16,
2014).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.


Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, that additional amount will be treated as an Excess Withdrawal for purposes of calculating your Income Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.


If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.


The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:



A-(B x C)=D, where:


    A=Your contract value at the time of your request for withdrawal ($90,000)


    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)


    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 4% is the applicable percentage) [B x C=$4,000]


    D=Your full contract value ($86,000) available for total withdrawal




If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.


NURSING HOME WAIVER



If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.



In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


If you elected the optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                             OPTIONAL LIVING BENEFIT
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OVERVIEW OF LIVING BENEFIT



The optional Living Benefit, POLARIS INCOME BUILDER(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.



Please read carefully the more detailed description of the Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.



POLARIS INCOME BUILDER(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.



The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available.



GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT



The "SunAmerica Income Builder" Living Benefit was renamed "Polaris Income Builder" as of March 10, 2014. All references in the prospectus to the "SunAmerica Income Builder" Living Benefit have been changed accordingly.



You must invest in accordance with investment requirements outlined below.



The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefit guarantees that only certain Purchase Payments received during the first contract year are included in the Income Base.



This optional Living Benefit is designed for individuals and spouses. Thus, if a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR

TO MARCH 10, 2014, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.





LIVING BENEFIT DEFINED TERMS



ANNIVERSARY VALUE


The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.



BENEFIT EFFECTIVE DATE


The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.



BENEFIT QUARTER


Each consecutive 3 month period starting on the Benefit Effective Date.



BENEFIT QUARTER ANNIVERSARY


The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.



BENEFIT YEAR


Each consecutive one year period starting on the Benefit Effective Date.



BENEFIT YEAR ANNIVERSARY


The date on which each Benefit Year begins.



CONTRACT YEAR


Each consecutive one year period starting on the contract issue date.



COVERED PERSON(S)


The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.



ELIGIBLE PURCHASE PAYMENTS


Eligible Purchase Payments are 100% of the Purchase Payments made in the first Contract Year and are included in the calculation of the Income Base and Income Credit Base. The calculation of Eligible Purchase Payments does not include Income Credits or the Continuation Contribution, if applicable. However, the Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to the Purchase Payments Limit without prior Company approval.





EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract years 2 and after.



EXCESS WITHDRAWAL


Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.



INCOME BASE


The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.



INCOME CREDIT


An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:



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    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
         6%           Available during the first 12 Benefit
                      Years -- the Income Credit is eliminated in
                      years any withdrawal is taken
-------------------------------------------------------------------




INCOME CREDIT BASE


The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.



INCOME CREDIT PERIOD


The period of time over which we calculate the Income Credit.



INELIGIBLE PURCHASE PAYMENTS


Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.



INVESTMENT REQUIREMENTS


We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME BUILDER?" below.



MAXIMUM ANNUAL WITHDRAWAL AMOUNT


The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


POLARIS INCOME BUILDER



How does Polaris Income Builder work?


The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


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      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
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 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
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 One Covered Person
 (Ages 65 and older)                          5.2%                  5.2%
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 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
------------------------------------------------------------------------------
 Two Covered Persons
 (Ages 65 and older)                          4.7%                  4.7%
------------------------------------------------------------------------------



    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and Continuation Contributions, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.


The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios at any time unless the living benefit is cancelled.


You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with one of two options below:


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------
 1     10% Secure         90% SunAmerica Dynamic Allocation Portfolio
       Value Account
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 2     10% Secure         Up to 90% in one or more of the following individual
       Value Account      Variable Portfolios:

                           Cash Management
                           Corporate Bond
                           Global Bond
                           Government and Quality Bond
                           Real Return
                           SunAmerica Dynamic Allocation Portfolio
                           Total Return Bond
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How do my investment requirements impact my feature and contract?

Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with this Living Benefit meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.




Your allocation instructions must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or the Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


We will not rebalance amounts in the Secure Value Account or DCA Fixed Account(s) under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Builder?



The benefit offered by Polaris Income Builder is calculated by considering the factors described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments and Anniversary Values.


SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year in which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.

What are the effects of withdrawals on Polaris Income Builder?


The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, fee payments or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.



All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for Polaris Income Builder?



The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.




Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, new highest Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.



When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

POLARIS INCOME BUILDER -
IF YOU ELECT ONE COVERED PERSON:


---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------



POLARIS INCOME BUILDER -
IF YOU ELECT TWO COVERED PERSONS:


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.





What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?



If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee.



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" ABOVE.



If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
              CANCELLATION                              CANCELLATION
            REQUEST RECEIVED                           EFFECTIVE DATE
----------------------------------------------------------------------------------
                 Years 1-5                      5th Benefit Year Anniversary
----------------------------------------------------------------------------------
                 Years 5+                   Benefit Quarter Anniversary following
                                           the receipt of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the

Annuity Service Center. We consider due proof of death to be satisfactory written proof of death received at our Annuity Service Center which may include but is not limited to:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or


     3. a written statement by a medical doctor who attended the deceased at the time of death.



For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may transfer funds among the Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION


The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT



For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum

Anniversary Value death benefit can only be elected prior to your 81st birthday.




The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.



Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.



We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.95% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


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                                                            Quarterly
                                                             Premium
                                                          Based Charge
 Accumulated Premium                   Premium            (over 7 Year
  Breakpoint                        Based Charge             Period)
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 Less than $50,000                      5.00%                0.1786%
 $50,000 but less than
  $100,000                              4.50%                0.1607%
 $100,000 but less than
  $250,000                              3.50%                0.1250%
 $250,000 but less than
  $500,000                              2.50%                0.0893%
 $500,000 but less than
  $1,000,000                            2.00%                0.0714%
 $100,000,000 or more                   1.25%                0.0446%

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If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

WITHDRAWAL CHARGE

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses related to issuing your contract, and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:

WITHDRAWAL CHARGE SCHEDULE


                                          ----------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                            YEARS SINCE RECEIPT OF EACH PREMIUM
 ACCUMULATED
 PREMIUM
 BREAKPOINT                                  1        2        3        4        5        6        7        8+
----------------------------------------------------------------------------------------------------------------
 Less than $50,000                           6%       5%       5%       4%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $50,000 but less than $100,000             5.5%      5%       5%       4%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $100,000 but less than $250,000            4.5%      4%       4%       3%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $250,000 but less than $500,000            3.5%      3%       3%     2.25%      2%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $500,000 but less than $1,000,000           3%       2%       2%      1.5%      1%       1%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $1,000,000 or more                        2.25%     1.5%     1.5%      1%       1%     0.75%     0.5%      0%
----------------------------------------------------------------------------------------------------------------



When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

OPTIONAL LIVING BENEFIT FEE


The Polaris Income Builder Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

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                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
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 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2013 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York, we can extend the Accumulation Phase from age 90 to the first business day of the month following your 95th birthday upon your request. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday. Please see LEGAL PROCEEDINGS for more information about the settlement and our enhanced practices related to the handling of unclaimed property.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     - transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);


     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for qualifying higher education expenses or first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA.

However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.


Contracts are issued by AGL in all states, except New York, where they are issued by US Life.




THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life

Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.

OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.




More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604


NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. In connection with the resolution of the multi-state examination relating to these matters in the third quarter of 2012, the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. Although the Company has enhanced its claims practices to include use of the Social Security Administration Death Master File (SSDMF), it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.


In addition, the state of West Virginia has two lawsuits pending against AGL relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by AGL and by American General Life and Accident Insurance Company (which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.



There are no pending legal proceedings affecting the Separate Accounts. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2014, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Information Regarding the Use of the Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$9.186      (a)$8.071      (a)$9.268
                                                                    (b)$9.027      (b)$7.920      (b)$9.072
          Ending AUV............................................    (a)$8.071      (a)$9.268      (a)$13.091
                                                                    (b)$7.920      (b)$9.072      (b)$12.782
          Ending Number of AUs..................................    (a)6,372       (a)47,170      (a)8,558
                                                                    (b)1,192       (b)4,060       (b)10,511
--------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$8.868      (a)$7.973      (a)$9.186
                                                                    (b)$8.643      (b)$7.761      (b)$8.919
          Ending AUV............................................    (a)$7.973      (a)$9.186      (a)$12.475
                                                                    (b)$7.761      (b)$8.919      (b)$12.084
          Ending Number of AUs..................................    (a)1,215       (a)2,979       (a)7,169
                                                                    (b)753         (b)12,322      (b)34,820
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$17.947     (a)$16.830     (a)$19.369
                                                                    (b)$17.578     (b)$16.462     (b)$18.899
          Ending AUV............................................    (a)$16.830     (a)$19.369     (a)$23.733
                                                                    (b)$16.462     (b)$18.899     (b)$23.099
          Ending Number of AUs..................................    (a)65,422      (a)283,275     (a)415,259
                                                                    (b)42,796      (b)176,845     (b)302,924
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$26.449     (a)$21.959     (a)$26.658
                                                                    (b)$25.903     (b)$21.466     (b)$25.995
          Ending AUV............................................    (a)$21.959     (a)$26.658     (a)$34.113
                                                                    (b)$21.466     (b)$25.995     (b)$33.182
          Ending Number of AUs..................................    (a)270,895     (a)781,363     (a)1,179,761
                                                                    (b)102,392     (b)282,716     (b)506,042
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$22.729     (a)$19.852     (a)$23.182
                                                                    (b)$22.255     (b)$19.399     (b)$22.596
          Ending AUV............................................    (a)$19.852     (a)$23.182     (a)$29.877
                                                                    (b)$19.399     (b)$22.596     (b)$29.050
          Ending Number of AUs..................................    (a)159,147     (a)564,497     (a)834,148
                                                                    (b)59,818      (b)197,362     (b)380,592
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$18.541     (a)$16.840     (a)$19.597
                                                                    (b)$18.138     (b)$16.466     (b)$19.113
          Ending AUV............................................    (a)$16.840     (a)$19.597     (a)$25.916
                                                                    (b)$16.466     (b)$19.113     (b)$25.213
          Ending Number of AUs..................................    (a)62,260      (a)257,147     (a)686,789
                                                                    (b)28,809      (b)148,716     (b)448,651
--------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$16.239     (a)$15.279     (a)$16.900
                                                                    (b)$15.831     (b)$14.893     (b)$16.432
          Ending AUV............................................    (a)$15.279     (a)$16.900     (a)$19.686
                                                                    (b)$14.893     (b)$16.432     (b)$19.093
          Ending Number of AUs..................................    (a)30,480      (a)80,514      (a)100,367
                                                                    (b)9,141       (b)28,373      (b)36,872
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.666     (a)$10.211     (a)$11.414
                                                                    (b)$10.329     (b)$9.877      (b)$11.013
          Ending AUV............................................    (a)$10.211     (a)$11.414     (a)$13.475
                                                                    (b)$9.877      (b)$11.013     (b)$12.970
          Ending Number of AUs..................................    (a)45,572      (a)156,951     (a)211,880
                                                                    (b)22,478      (b)85,495      (b)171,915
--------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$6.662      (a)$5.841      (a)$6.439
                                                                    (b)$6.449      (b)$5.647      (b)$6.210
          Ending AUV............................................    (a)$5.841      (a)$6.439      (a)$8.524
                                                                    (b)$5.647      (b)$6.210      (b)$8.201
          Ending Number of AUs..................................    (a)47,145      (a)79,716      (a)100,986
                                                                    (b)15,429      (b)42,508      (b)100,949
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$19.597     (a)$15.803     (a)$19.346
                                                                    (b)$19.084     (b)$15.371     (b)$18.770
          Ending AUV............................................    (a)$15.803     (a)$19.346     (a)$25.964
                                                                    (b)$15.371     (b)$18.770     (b)$25.128
          Ending Number of AUs..................................    (a)87,337      (a)229,299     (a)711,853
                                                                    (b)33,688      (b)102,113     (b)340,908
--------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$8.353      (a)$7.600      (a)$8.555
                                                                    (b)$8.137      (b)$7.392      (b)$8.301
          Ending AUV............................................    (a)$7.600      (a)$8.555      (a)$10.926
                                                                    (b)$7.392      (b)$8.301      (b)$10.575
          Ending Number of AUs..................................    (a)4,175       (a)11,912      (a)13,067
                                                                    (b)1,880       (b)18,635      (b)42,611
--------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$11.571     (a)$11.462     (a)$11.298
                                                                    (b)$11.229     (b)$11.109     (b)$10.923
          Ending AUV............................................    (a)$11.462     (a)$11.298     (a)$11.134
                                                                    (b)$11.109     (b)$10.923     (b)$10.738
          Ending Number of AUs..................................    (a)86,712      (a)18,429      (a)99,066
                                                                    (b)6,946       (b)10,863      (b)95,447
--------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$20.639     (a)$20.981     (a)$23.097
                                                                    (b)$20.110     (b)$20.411     (b)$22.413
          Ending AUV............................................    (a)$20.981     (a)$23.097     (a)$23.142
                                                                    (b)$20.411     (b)$22.413     (b)$22.401
          Ending Number of AUs..................................    (a)209,299     (a)723,026     (a)1,643,661
                                                                    (b)76,302      (b)269,050     (b)642,161
--------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$15.617     (a)$13.819     (a)$15.390
                                                                    (b)$15.218     (b)$13.442     (b)$14.933
          Ending AUV............................................    (a)$13.819     (a)$15.390     (a)$20.329
                                                                    (b)$13.442     (b)$14.933     (b)$19.675
          Ending Number of AUs..................................    (a)105,832     (a)325,559     (a)747,623
                                                                    (b)46,028      (b)156,838     (b)364,787
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12        12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$16.246     (a)$16.665      (a)$18.742
                                                                   (b)$15.829     (b)$16.210      (b)$18.185
          Ending AUV...........................................    (a)$16.665     (a)$18.742      (a)$25.300
                                                                   (b)$16.210     (b)$18.185      (b)$24.487
          Ending Number of AUs.................................    (a)2,212       (a)107,479      (a)365,685
                                                                   (b)720         (b)29,440       (b)157,518
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$30.757     (a)$21.511      (a)$25.240
                                                                   (b)$30.036     (b)$20.985      (b)$24.562
          Ending AUV...........................................    (a)$21.511     (a)$25.240      (a)$24.095
                                                                   (b)$20.985     (b)$24.562      (b)$23.389
          Ending Number of AUs.................................    (a)14,205      (a)44,043       (a)154,230
                                                                   (b)4,925       (b)20,914       (b)81,004
--------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$12.830     (a)$12.055      (a)$13.919
                                                                   (b)$12.508     (b)$11.747      (b)$13.529
          Ending AUV...........................................    (a)$12.055     (a)$13.919      (a)$18.047
                                                                   (b)$11.747     (b)$13.529      (b)$17.498
          Ending Number of AUs.................................    (a)549         (a)63,131       (a)449,566
                                                                   (b)256         (b)23,090       (b)201,974
--------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$10.932     (a)$8.512       (a)$10.058
                                                                   (b)$10.797     (b)$8.394       (b)$9.894
          Ending AUV...........................................    (a)$8.512      (a)$10.058      (a)$12.263
                                                                   (b)$8.394      (b)$9.894       (b)$12.033
          Ending Number of AUs.................................    (a)835,489     (a)2,423,961    (a)3,220,562
                                                                   (b)317,609     (b)880,087      (b)1,322,971
--------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND* - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$10.236     (a)$9.184       (a)$10.492
                                                                   (b)$10.159     (b)$9.094       (b)$10.364
          Ending AUV...........................................    (a)$9.184      (a)$10.492      (a)$12.865
                                                                   (b)$9.094      (b)$10.364      (b)$12.675
          Ending Number of AUs.................................    (a)24,669      (a)48,018       (a)109,037
                                                                   (b)16,233      (b)44,018       (b)111,204
--------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND* - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$11.401     (a)$10.781      (a)$12.030
                                                                   (b)$11.330     (b)$10.702      (b)$11.912
          Ending AUV...........................................    (a)$10.781     (a)$12.030      (a)$13.579
                                                                   (b)$10.702     (b)$11.912      (b)$13.411
          Ending Number of AUs.................................    (a)90,666      (a)323,638      (a)479,766
                                                                   (b)54,410      (b)203,548      (b)380,936
--------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$7.776      (a)$6.690       (a)$7.678
                                                                   (b)$7.534      (b)$6.478       (b)$7.416
          Ending AUV...........................................    (a)$6.690      (a)$7.678       (a)$10.399
                                                                   (b)$6.478      (b)$7.416       (b)$10.019
          Ending Number of AUs.................................    (a)914         (a)21,844       (a)21,841
                                                                   (b)2,619       (b)8,597        (b)19,906
--------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

 * On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12        12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$17.798     (a)$18.000      (a)$18.476
                                                                   (b)$17.353     (b)$17.517      (b)$17.936
          Ending AUV...........................................    (a)$18.000     (a)$18.476      (a)$17.609
                                                                   (b)$17.517     (b)$17.936      (b)$17.052
          Ending Number of AUs.................................    (a)54,780      (a)212,230      (a)616,331
                                                                   (b)29,682      (b)101,468      (b)283,116
--------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$10.629     (a)$8.628       (a)$9.964
                                                                   (b)$10.397     (b)$8.427       (b)$9.708
          Ending AUV...........................................    (a)$8.628      (a)$9.964       (a)$12.426
                                                                   (b)$8.427      (b)$9.708       (b)$12.076
          Ending Number of AUs.................................    (a)4,043       (a)21,471       (a)46,645
                                                                   (b)339         (b)4,336        (b)34,239
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$16.109     (a)$16.858      (a)$17.288
                                                                   (b)$15.704     (b)$16.406      (b)$16.783
          Ending AUV...........................................    (a)$16.858     (a)$17.288      (a)$16.726
                                                                   (b)$16.406     (b)$16.783      (b)$16.196
          Ending Number of AUs.................................    (a)534,665     (a)2,089,739    (a)3,915,320
                                                                   (b)215,470     (b)713,384      (b)1,456,613
--------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$7.018      (a)$5.992       (a)$6.960
                                                                   (b)$7.243      (b)$6.175       (b)$7.155
          Ending AUV...........................................    (a)$5.992      (a)$6.960       (a)$9.477
                                                                   (b)$6.175      (b)$7.155       (b)$9.718
          Ending Number of AUs.................................    (a)184,748     (a)588,293      (a)728,766
                                                                   (b)57,026      (b)205,912      (b)306,047
--------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$13.475     (a)$11.594      (a)$13.056
                                                                   (b)$13.113     (b)$11.266      (b)$12.655
          Ending AUV...........................................    (a)$11.594     (a)$13.056      (a)$17.440
                                                                   (b)$11.266     (b)$12.655      (b)$16.862
          Ending Number of AUs.................................    (a)6,968       (a)16,419       (a)27,076
                                                                   (b)3,009       (b)13,611       (b)39,993
--------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$9.848      (a)$9.621       (a)$10.813
                                                                   (b)$9.550      (b)$9.319       (b)$10.447
          Ending AUV...........................................    (a)$9.621      (a)$10.813      (a)$14.078
                                                                   (b)$9.319      (b)$10.447      (b)$13.567
          Ending Number of AUs.................................    (a)122,533     (a)527,638      (a)1,499,138
                                                                   (b)48,299      (b)233,062      (b)687,368
--------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$17.044     (a)$16.585      (a)$19.171
                                                                   (b)$16.634     (b)$16.160      (b)$18.633
          Ending AUV...........................................    (a)$16.585     (a)$19.171      (a)$20.441
                                                                   (b)$16.160     (b)$18.633      (b)$19.818
          Ending Number of AUs.................................    (a)25,720      (a)119,103      (a)344,281
                                                                   (b)16,822      (b)73,704       (b)169,023
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12        12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$10.002     (a)$7.748       (a)$8.984
                                                                   (b)$9.757      (b)$7.551       (b)$8.733
          Ending AUV...........................................    (a)$7.748      (a)$8.984       (a)$10.708
                                                                   (b)$7.551      (b)$8.733       (b)$10.384
          Ending Number of AUs.................................    (a)4,630       (a)107,738      (a)463,229
                                                                   (b)3,042       (b)44,344       (b)217,770
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$12.601     (a)$9.805       (a)$11.751
                                                                   (b)$12.288     (b)$9.552       (b)$11.419
          Ending AUV...........................................    (a)$9.805      (a)$11.751      (a)$14.170
                                                                   (b)$9.552      (b)$11.419      (b)$13.735
          Ending Number of AUs.................................    (a)2,783       (a)5,601        (a)23,369
                                                                   (b)7,614       (b)11,082       (b)12,991
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$12.278     (a)$10.563      (a)$11.864
                                                                   (b)$12.033     (b)$10.337      (b)$11.581
          Ending AUV...........................................    (a)$10.563     (a)$11.864      (a)$16.430
                                                                   (b)$10.337     (b)$11.581      (b)$15.998
          Ending Number of AUs.................................    (a)3,172       (a)14,257       (a)22,931
                                                                   (b)2,616       (b)7,962        (b)18,215
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$14.357     (a)$12.778      (a)$15.052
                                                                   (b)$14.024     (b)$12.460      (b)$14.641
          Ending AUV...........................................    (a)$12.778     (a)$15.052      (a)$20.227
                                                                   (b)$12.460     (b)$14.641      (b)$19.626
          Ending Number of AUs.................................    (a)422,878     (a)1,265,557    (a)1,951,980
                                                                   (b)166,297     (b)465,809      (b)826,537
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$16.204     (a)$14.484      (a)$16.406
                                                                   (b)$15.799     (b)$14.102      (b)$15.933
          Ending AUV...........................................    (a)$14.484     (a)$16.406      (a)$21.740
                                                                   (b)$14.102     (b)$15.933      (b)$21.060
          Ending Number of AUs.................................    (a)487,187     (a)1,470,919    (a)2,124,740
                                                                   (b)196,752     (b)544,102      (b)886,374
--------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$13.438     (a)$11.716      (a)$13.008
                                                                   (b)$13.140     (b)$11.440      (b)$12.670
          Ending AUV...........................................    (a)$11.716     (a)$13.008      (a)$17.512
                                                                   (b)$11.440     (b)$12.670      (b)$17.014
          Ending Number of AUs.................................    (a)61,706      (a)162,555      (a)240,289
                                                                   (b)20,038      (b)70,267       (b)122,398
--------------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$15.990     (a)$13.869      (a)$15.735
                                                                   (b)$15.634     (b)$13.544      (b)$15.329
          Ending AUV...........................................    (a)$13.869     (a)$15.735      (a)$20.314
                                                                   (b)$13.544     (b)$15.329      (b)$19.740
          Ending Number of AUs.................................    (a)24,441      (a)39,093       (a)56,450
                                                                   (b)8,043       (b)21,620       (b)43,237
--------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12        12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$10.965     (a)$9.987       (a)$10.979
                                                                   (b)$10.829     (b)$9.851       (b)$10.801
          Ending AUV...........................................    (a)$9.987      (a)$10.979      (a)$14.612
                                                                   (b)$9.851      (b)$10.801      (b)$14.341
          Ending Number of AUs.................................    (a)32,760      (a)118,980      (a)445,538
                                                                   (b)10,869      (b)51,805       (b)198,078
--------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$11.937     (a)$10.731      (a)$12.633
                                                                   (b)$11.493     (b)$10.313      (b)$12.112
          Ending AUV...........................................    (a)$10.731     (a)$12.633      (a)$16.455
                                                                   (b)$10.313     (b)$12.112      (b)$15.736
          Ending Number of AUs.................................    (a)374,486     (a)1,213,283    (a)2,263,470
                                                                   (b)152,649     (b)471,429      (b)994,222
--------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$17.107     (a)$16.312      (a)$17.942
                                                                   (b)$16.673     (b)$15.869      (b)$17.410
          Ending AUV...........................................    (a)$16.312     (a)$17.942      (a)$21.098
                                                                   (b)$15.869     (b)$17.410      (b)$20.422
          Ending Number of AUs.................................    (a)56,871      (a)305,199      (a)525,644
                                                                   (b)23,457      (b)130,424      (b)281,788
--------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$11.022     (a)$9.342       (a)$10.712
                                                                   (b)$10.745     (b)$9.092       (b)$10.399
          Ending AUV...........................................    (a)$9.342      (a)$10.712      (a)$15.075
                                                                   (b)$9.092      (b)$10.399      (b)$14.598
          Ending Number of AUs.................................    (a)296,738     (a)893,032      (a)876,519
                                                                   (b)117,515     (b)321,811      (b)371,588
--------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$13.331     (a)$9.732       (a)$9.955
                                                                   (b)$13.169     (b)$9.599       (b)$9.794
          Ending AUV...........................................    (a)$9.732      (a)$9.955       (a)$10.407
                                                                   (b)$9.599      (b)$9.794       (b)$10.214
          Ending Number of AUs.................................    (a)13,784      (a)25,356       (a)43,092
                                                                   (b)11,311      (b)25,779       (b)38,599
--------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$30.525     (a)$29.272      (a)$33.907
                                                                   (b)$29.758     (b)$28.498      (b)$32.929
          Ending AUV...........................................    (a)$29.272     (a)$33.907      (a)$32.804
                                                                   (b)$28.498     (b)$32.929      (b)$31.778
          Ending Number of AUs.................................    (a)34,676      (a)109,524      (a)181,994
                                                                   (b)12,111      (b)45,604       (b)82,475
--------------------------------------------------------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$11.949     (a)$12.229      (a)$12.572
                                                                   (b)$11.971     (b)$12.234      (b)$12.546
          Ending AUV...........................................    (a)$12.229     (a)$12.572      (a)$11.801
                                                                   (b)$12.234     (b)$12.546      (b)$11.747
          Ending Number of AUs.................................    (a)208,508     (a)812,988      (a)2,205,540
                                                                   (b)77,601      (b)322,975      (b)872,348
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                  FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION         ENDED           ENDED
VARIABLE PORTFOLIOS                                               TO 12/31/11      12/31/12         12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.......................................    (a)$12.742     (a)$10.739      (a)$12.584
                                                                  (b)$12.582     (b)$10.587      (b)$12.375
          Ending AUV..........................................    (a)$10.739     (a)$12.584      (a)$17.135
                                                                  (b)$10.587     (b)$12.375      (b)$16.808
          Ending Number of AUs................................    (a)177,599     (a)460,187      (a)590,065
                                                                  (b)66,272      (b)200,196      (b)270,846
--------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.......................................    (a)$10.762     (a)$9.644       (a)$11.231
                                                                  (b)$10.628     (b)$9.508       (b)$11.046
          Ending AUV..........................................    (a)$9.644      (a)$11.231      (a)$15.023
                                                                  (b)$9.508      (b)$11.046      (b)$14.739
          Ending Number of AUs................................    (a)223,090     (a)588,617      (a)644,564
                                                                  (b)83,489      (b)217,286      (b)260,982
--------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
          Beginning AUV.......................................    (a)N/A         (a)$10.451      (a)$10.569
                                                                  (b)N/A         (b)$10.451      (b)$10.550
          Ending AUV..........................................    (a)N/A         (a)$10.569      (a)$12.264
                                                                  (b)N/A         (b)$10.550      (b)$12.211
          Ending Number of AUs................................    (a)N/A         (a)5,609,641    (a)22,759,645
                                                                  (b)N/A         (b)1,127,815    (b)4,566,012
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.......................................    (a)$2.535      (a)$2.264       (a)$2.411
                                                                  (b)$2.441      (b)$2.185       (b)$2.321
          Ending AUV..........................................    (a)$2.264      (a)$2.411       (a)$2.999
                                                                  (b)$2.185      (b)$2.321       (b)$2.881
          Ending Number of AUs................................    (a)15,580      (a)24,726       (a)29,165
                                                                  (b)476         (b)26,486       (b)52,887
--------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.......................................    (a)$12.961     (a)$12.212      (a)$13.693
                                                                  (b)$12.652     (b)$11.910      (b)$13.321
          Ending AUV..........................................    (a)$12.212     (a)$13.693      (a)$16.233
                                                                  (b)$11.910     (b)$13.321      (b)$15.752
          Ending Number of AUs................................    (a)2,103       (a)20,364       (a)19,762
                                                                  (b)2,187       (b)9,476        (b)16,938
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.......................................    (a)$18.838     (a)$19.529      (a)$20.700
                                                                  (b)$18.374     (b)$19.022      (b)$20.112
          Ending AUV..........................................    (a)$19.529     (a)$20.700      (a)$19.719
                                                                  (b)$19.022     (b)$20.112      (b)$19.112
          Ending Number of AUs................................    (a)651,411     (a)2,046,081    (a)3,652,218
                                                                  (b)255,924     (b)764,908      (b)1,418,803
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$9.186      (a)$8.071      (a)$9.268
                                                                    (b)$9.027      (b)$7.920      (b)$9.072
          Ending AUV............................................    (a)$8.071      (a)$9.268      (a)$13.091
                                                                    (b)$7.920      (b)$9.072      (b)$12.782
          Ending Number of AUs..................................    (a)0           (a)0           (a)8,558
                                                                    (b)0           (b)0           (b)10,511
--------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$8.868      (a)$7.973      (a)$9.186
                                                                    (b)$8.643      (b)$7.761      (b)$8.919
          Ending AUV............................................    (a)$7.973      (a)$9.186      (a)$12.475
                                                                    (b)$7.761      (b)$8.919      (b)$12.084
          Ending Number of AUs..................................    (a)0           (a)0           (a)7,169
                                                                    (b)0           (b)0           (b)34,820
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$17.947     (a)$16.830     (a)$19.369
                                                                    (b)$17.578     (b)$16.462     (b)$18.899
          Ending AUV............................................    (a)$16.830     (a)$19.369     (a)$23.733
                                                                    (b)$16.462     (b)$18.899     (b)$23.099
          Ending Number of AUs..................................    (a)1,637       (a)2,830       (a)415,259
                                                                    (b)174         (b)1,756       (b)302,924
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$26.449     (a)$21.959     (a)$26.658
                                                                    (b)$25.903     (b)$21.466     (b)$25.995
          Ending AUV............................................    (a)$21.959     (a)$26.658     (a)$34.113
                                                                    (b)$21.466     (b)$25.995     (b)$33.182
          Ending Number of AUs..................................    (a)4,914       (a)7,676       (a)1,179,761
                                                                    (b)2,284       (b)5,672       (b)506,042
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$22.729     (a)$19.852     (a)$23.182
                                                                    (b)$22.255     (b)$19.399     (b)$22.596
          Ending AUV............................................    (a)$19.852     (a)$23.182     (a)$29.877
                                                                    (b)$19.399     (b)$22.596     (b)$29.050
          Ending Number of AUs..................................    (a)2,492       (a)4,707       (a)834,148
                                                                    (b)983         (b)3,460       (b)380,592
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$18.541     (a)$16.840     (a)$19.597
                                                                    (b)$18.138     (b)$16.466     (b)$19.113
          Ending AUV............................................    (a)$16.840     (a)$19.597     (a)$25.916
                                                                    (b)$16.466     (b)$19.113     (b)$25.213
          Ending Number of AUs..................................    (a)567         (a)1,256       (a)686,789
                                                                    (b)958         (b)1,263       (b)448,651
--------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$16.239     (a)$15.279     (a)$16.900
                                                                    (b)$15.831     (b)$14.893     (b)$16.432
          Ending AUV............................................    (a)$15.279     (a)$16.900     (a)$19.686
                                                                    (b)$14.893     (b)$16.432     (b)$19.093
          Ending Number of AUs..................................    (a)2,948       (a)4,259       (a)100,367
                                                                    (b)0           (b)1,331       (b)36,872
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.666     (a)$10.211     (a)$11.414
                                                                    (b)$10.329     (b)$9.877      (b)$11.013
          Ending AUV............................................    (a)$10.211     (a)$11.414     (a)$13.475
                                                                    (b)$9.877      (b)$11.013     (b)$12.970
          Ending Number of AUs..................................    (a)4,062       (a)5,842       (a)211,880
                                                                    (b)337         (b)28,432      (b)171,915
--------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$6.662      (a)$5.841      (a)$6.439
                                                                    (b)$6.449      (b)$5.647      (b)$6.210
          Ending AUV............................................    (a)$5.841      (a)$6.439      (a)$8.524
                                                                    (b)$5.647      (b)$6.210      (b)$8.201
          Ending Number of AUs..................................    (a)846         (a)885         (a)100,986
                                                                    (b)961         (b)1,756       (b)100,949
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$19.597     (a)$15.803     (a)$19.346
                                                                    (b)$19.084     (b)$15.371     (b)$18.770
          Ending AUV............................................    (a)$15.803     (a)$19.346     (a)$25.964
                                                                    (b)$15.371     (b)$18.770     (b)$25.128
          Ending Number of AUs..................................    (a)1,684       (a)2,125       (a)711,853
                                                                    (b)858         (b)1,492       (b)340,908
--------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$8.353      (a)$7.600      (a)$8.555
                                                                    (b)$8.137      (b)$7.392      (b)$8.301
          Ending AUV............................................    (a)$7.600      (a)$8.555      (a)$10.926
                                                                    (b)$7.392      (b)$8.301      (b)$10.575
          Ending Number of AUs..................................    (a)0           (a)0           (a)13,067
                                                                    (b)0           (b)0           (b)42,611
--------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$11.571     (a)$11.462     (a)$11.298
                                                                    (b)$11.229     (b)$11.109     (b)$10.923
          Ending AUV............................................    (a)$11.462     (a)$11.298     (a)$11.134
                                                                    (b)$11.109     (b)$10.923     (b)$10.738
          Ending Number of AUs..................................    (a)1           (a)1           (a)99,066
                                                                    (b)0           (b)0           (b)95,447
--------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$20.639     (a)$20.981     (a)$23.097
                                                                    (b)$20.110     (b)$20.411     (b)$22.413
          Ending AUV............................................    (a)$20.981     (a)$23.097     (a)$23.142
                                                                    (b)$20.411     (b)$22.413     (b)$22.401
          Ending Number of AUs..................................    (a)5,806       (a)9,602       (a)1,643,661
                                                                    (b)2,224       (b)6,067       (b)642,161
--------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$15.617     (a)$13.819     (a)$15.390
                                                                    (b)$15.218     (b)$13.442     (b)$14.933
          Ending AUV............................................    (a)$13.819     (a)$15.390     (a)$20.329
                                                                    (b)$13.442     (b)$14.933     (b)$19.675
          Ending Number of AUs..................................    (a)2,763       (a)4,068       (a)747,623
                                                                    (b)1,615       (b)3,176       (b)364,787
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$16.246     (a)$16.665     (a)$18.742
                                                                    (b)$15.829     (b)$16.210     (b)$18.185
          Ending AUV............................................    (a)$16.665     (a)$18.742     (a)$25.300
                                                                    (b)$16.210     (b)$18.185     (b)$24.487
          Ending Number of AUs..................................    (a)0           (a)866         (a)365,685
                                                                    (b)0           (b)157         (b)157,518
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$30.757     (a)$21.511     (a)$25.240
                                                                    (b)$30.036     (b)$20.985     (b)$24.562
          Ending AUV............................................    (a)$21.511     (a)$25.240     (a)$24.095
                                                                    (b)$20.985     (b)$24.562     (b)$23.389
          Ending Number of AUs..................................    (a)117         (a)368         (a)154,230
                                                                    (b)222         (b)376         (b)81,004
--------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$12.830     (a)$12.055     (a)$13.919
                                                                    (b)$12.508     (b)$11.747     (b)$13.529
          Ending AUV............................................    (a)$12.055     (a)$13.919     (a)$18.047
                                                                    (b)$11.747     (b)$13.529     (b)$17.498
          Ending Number of AUs..................................    (a)0           (a)522         (a)449,566
                                                                    (b)0           (b)141         (b)201,974
--------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.932     (a)$8.512      (a)$10.058
                                                                    (b)$10.797     (b)$8.394      (b)$9.894
          Ending AUV............................................    (a)$8.512      (a)$10.058     (a)$12.263
                                                                    (b)$8.394      (b)$9.894      (b)$12.033
          Ending Number of AUs..................................    (a)16,369      (a)26,232      (a)3,220,562
                                                                    (b)6,390       (b)18,187      (b)1,322,971
--------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND* - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.236     (a)$9.184      (a)$10.492
                                                                    (b)$10.159     (b)$9.094      (b)$10.364
          Ending AUV............................................    (a)$9.184      (a)$10.492     (a)$12.865
                                                                    (b)$9.094      (b)$10.364     (b)$12.675
          Ending Number of AUs..................................    (a)0           (a)0           (a)109,037
                                                                    (b)0           (b)0           (b)111,204
--------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND* - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$11.401     (a)$10.781     (a)$12.030
                                                                    (b)$11.330     (b)$10.702     (b)$11.912
          Ending AUV............................................    (a)$10.781     (a)$12.030     (a)$13.579
                                                                    (b)$10.702     (b)$11.912     (b)$13.411
          Ending Number of AUs..................................    (a)3,517       (a)5,342       (a)479,766
                                                                    (b)353         (b)2,949       (b)380,936
--------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$7.776      (a)$6.690      (a)$7.678
                                                                    (b)$7.534      (b)$6.478      (b)$7.416
          Ending AUV............................................    (a)$6.690      (a)$7.678      (a)$10.399
                                                                    (b)$6.478      (b)$7.416      (b)$10.019
          Ending Number of AUs..................................    (a)0           (a)0           (a)21,841
                                                                    (b)0           (b)0           (b)19,906
--------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

 * On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$17.798     (a)$18.000     (a)$18.476
                                                                    (b)$17.353     (b)$17.517     (b)$17.936
          Ending AUV............................................    (a)$18.000     (a)$18.476     (a)$17.609
                                                                    (b)$17.517     (b)$17.936     (b)$17.052
          Ending Number of AUs..................................    (a)1,289       (a)2,478       (a)616,331
                                                                    (b)530         (b)1,265       (b)283,116
--------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.629     (a)$8.628      (a)$9.964
                                                                    (b)$10.397     (b)$8.427      (b)$9.708
          Ending AUV............................................    (a)$8.628      (a)$9.964      (a)$12.426
                                                                    (b)$8.427      (b)$9.708      (b)$12.076
          Ending Number of AUs..................................    (a)0           (a)0           (a)46,645
                                                                    (b)0           (b)0           (b)34,239
--------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$16.109     (a)$16.858     (a)$17.288
                                                                    (b)$15.704     (b)$16.406     (b)$16.783
          Ending AUV............................................    (a)$16.858     (a)$17.288     (a)$16.726
                                                                    (b)$16.406     (b)$16.783     (b)$16.196
          Ending Number of AUs..................................    (a)10,559      (a)20,688      (a)3,915,320
                                                                    (b)3,150       (b)14,725      (b)1,456,613
--------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$7.018      (a)$5.992      (a)$6.960
                                                                    (b)$7.243      (b)$6.175      (b)$7.155
          Ending AUV............................................    (a)$5.992      (a)$6.960      (a)$9.477
                                                                    (b)$6.175      (b)$7.155      (b)$9.718
          Ending Number of AUs..................................    (a)5,074       (a)7,746       (a)728,766
                                                                    (b)3,270       (b)5,920       (b)306,047
--------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$13.475     (a)$11.594     (a)$13.056
                                                                    (b)$13.113     (b)$11.266     (b)$12.655
          Ending AUV............................................    (a)$11.594     (a)$13.056     (a)$17.440
                                                                    (b)$11.266     (b)$12.655     (b)$16.862
          Ending Number of AUs..................................    (a)0           (a)0           (a)27,076
                                                                    (b)0           (b)0           (b)39,993
--------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$9.848      (a)$9.621      (a)$10.813
                                                                    (b)$9.550      (b)$9.319      (b)$10.447
          Ending AUV............................................    (a)$9.621      (a)$10.813     (a)$14.078
                                                                    (b)$9.319      (b)$10.447     (b)$13.567
          Ending Number of AUs..................................    (a)3,934       (a)6,447       (a)1,499,138
                                                                    (b)3,413       (b)5,516       (b)687,368
--------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$17.044     (a)$16.585     (a)$19.171
                                                                    (b)$16.634     (b)$16.160     (b)$18.633
          Ending AUV............................................    (a)$16.585     (a)$19.171     (a)$20.441
                                                                    (b)$16.160     (b)$18.633     (b)$19.818
          Ending Number of AUs..................................    (a)1,043       (a)1,355       (a)344,281
                                                                    (b)766         (b)1,553       (b)169,023
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.002     (a)$7.748      (a)$8.984
                                                                    (b)$9.757      (b)$7.551      (b)$8.733
          Ending AUV............................................    (a)$7.748      (a)$8.984      (a)$10.708
                                                                    (b)$7.551      (b)$8.733      (b)$10.384
          Ending Number of AUs..................................    (a)0           (a)1,123       (a)463,229
                                                                    (b)0           (b)184         (b)217,770
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$12.601     (a)$9.805      (a)$11.751
                                                                    (b)$12.288     (b)$9.552      (b)$11.419
          Ending AUV............................................    (a)$9.805      (a)$11.751     (a)$14.170
                                                                    (b)$9.552      (b)$11.419     (b)$13.735
          Ending Number of AUs..................................    (a)0           (a)0           (a)23,369
                                                                    (b)0           (b)0           (b)12,991
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$12.278     (a)$10.563     (a)$11.864
                                                                    (b)$12.033     (b)$10.337     (b)$11.581
          Ending AUV............................................    (a)$10.563     (a)$11.864     (a)$16.430
                                                                    (b)$10.337     (b)$11.581     (b)$15.998
          Ending Number of AUs..................................    (a)0           (a)0           (a)22,931
                                                                    (b)0           (b)0           (b)18,215
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$14.357     (a)$12.778     (a)$15.052
                                                                    (b)$14.024     (b)$12.460     (b)$14.641
          Ending AUV............................................    (a)$12.778     (a)$15.052     (a)$20.227
                                                                    (b)$12.460     (b)$14.641     (b)$19.626
          Ending Number of AUs..................................    (a)8,108       (a)12,780      (a)1,951,980
                                                                    (b)2,445       (b)9,194       (b)826,537
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$16.204     (a)$14.484     (a)$16.406
                                                                    (b)$15.799     (b)$14.102     (b)$15.933
          Ending AUV............................................    (a)$14.484     (a)$16.406     (a)$21.740
                                                                    (b)$14.102     (b)$15.933     (b)$21.060
          Ending Number of AUs..................................    (a)8,601       (a)14,062      (a)2,124,740
                                                                    (b)3,923       (b)11,495      (b)886,374
--------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$13.438     (a)$11.716     (a)$13.008
                                                                    (b)$13.140     (b)$11.440     (b)$12.670
          Ending AUV............................................    (a)$11.716     (a)$13.008     (a)$17.512
                                                                    (b)$11.440     (b)$12.670     (b)$17.014
          Ending Number of AUs..................................    (a)1,565       (a)2,066       (a)240,289
                                                                    (b)882         (b)1,613       (b)122,398
--------------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$15.990     (a)$13.869     (a)$15.735
                                                                    (b)$15.634     (b)$13.544     (b)$15.329
          Ending AUV............................................    (a)$13.869     (a)$15.735     (a)$20.314
                                                                    (b)$13.544     (b)$15.329     (b)$19.740
          Ending Number of AUs..................................    (a)0           (a)0           (a)56,450
                                                                    (b)0           (b)0           (b)43,237
--------------------------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL YEAR     FISCAL YEAR
                                                                     INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                 TO 12/31/11      12/31/12       12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$10.965     (a)$9.987      (a)$10.979
                                                                    (b)$10.829     (b)$9.851      (b)$10.801
          Ending AUV............................................    (a)$9.987      (a)$10.979     (a)$14.612
                                                                    (b)$9.851      (b)$10.801     (b)$14.341
          Ending Number of AUs..................................    (a)880         (a)1,610       (a)445,538
                                                                    (b)474         (b)855         (b)198,078
--------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$11.937     (a)$10.731     (a)$12.633
                                                                    (b)$11.493     (b)$10.313     (b)$12.112
          Ending AUV............................................    (a)$10.731     (a)$12.633     (a)$16.455
                                                                    (b)$10.313     (b)$12.112     (b)$15.736
          Ending Number of AUs..................................    (a)8,357       (a)14,156      (a)2,263,470
                                                                    (b)3,130       (b)8,704       (b)994,222
--------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$17.107     (a)$16.312     (a)$17.942
                                                                    (b)$16.673     (b)$15.869     (b)$17.410
          Ending AUV............................................    (a)$16.312     (a)$17.942     (a)$21.098
                                                                    (b)$15.869     (b)$17.410     (b)$20.422
          Ending Number of AUs..................................    (a)2,677       (a)5,366       (a)525,644
                                                                    (b)210         (b)2,405       (b)281,788
--------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$11.022     (a)$9.342      (a)$10.712
                                                                    (b)$10.745     (b)$9.092      (b)$10.399
          Ending AUV............................................    (a)$9.342      (a)$10.712     (a)$15.075
                                                                    (b)$9.092      (b)$10.399     (b)$14.598
          Ending Number of AUs..................................    (a)4,767       (a)8,644       (a)876,519
                                                                    (b)1,501       (b)6,029       (b)371,588
--------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$13.331     (a)$9.732      (a)$9.955
                                                                    (b)$13.169     (b)$9.599      (b)$9.794
          Ending AUV............................................    (a)$9.732      (a)$9.955      (a)$10.407
                                                                    (b)$9.599      (b)$9.794      (b)$10.214
          Ending Number of AUs..................................    (a)0           (a)0           (a)43,092
                                                                    (b)0           (b)0           (b)38,599
--------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$30.525     (a)$29.272     (a)$33.907
                                                                    (b)$29.758     (b)$28.498     (b)$32.929
          Ending AUV............................................    (a)$29.272     (a)$33.907     (a)$32.804
                                                                    (b)$28.498     (b)$32.929     (b)$31.778
          Ending Number of AUs..................................    (a)952         (a)1,444       (a)181,994
                                                                    (b)545         (b)1,001       (b)82,475
--------------------------------------------------------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................    (a)$11.949     (a)$12.229     (a)$12.572
                                                                    (b)$11.971     (b)$12.234     (b)$12.546
          Ending AUV............................................    (a)$12.229     (a)$12.572     (a)$11.801
                                                                    (b)$12.234     (b)$12.546     (b)$11.747
          Ending Number of AUs..................................    (a)6,089       (a)9,272       (a)2,205,540
                                                                    (b)3,354       (b)7,650       (b)872,348
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                  FISCAL YEAR     FISCAL YEAR
                                                                    INCEPTION        ENDED           ENDED
VARIABLE PORTFOLIOS                                                TO 12/31/11      12/31/12        12/31/13
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$12.742     (a)$10.739     (a)$12.584
                                                                   (b)$12.582     (b)$10.587     (b)$12.375
          Ending AUV...........................................    (a)$10.739     (a)$12.584     (a)$17.135
                                                                   (b)$10.587     (b)$12.375     (b)$16.808
          Ending Number of AUs.................................    (a)5,145       (a)6,581       (a)590,065
                                                                   (b)2,784       (b)4,882       (b)270,846
--------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$10.762     (a)$9.644      (a)$11.231
                                                                   (b)$10.628     (b)$9.508      (b)$11.046
          Ending AUV...........................................    (a)$9.644      (a)$11.231     (a)$15.023
                                                                   (b)$9.508      (b)$11.046     (b)$14.739
          Ending Number of AUs.................................    (a)3,867       (a)5,782       (a)644,564
                                                                   (b)2,264       (b)4,760       (b)260,982
--------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION - SAST Class 3 Shares
(Inception Date - 4/30/12)
          Beginning AUV........................................    (a)N/A         (a)$10.451     (a)$10.569
                                                                   (b)N/A         (b)$10.451     (b)$10.550
          Ending AUV...........................................    (a)N/A         (a)$10.569     (a)$12.264
                                                                   (b)N/A         (b)$10.550     (b)$12.211
          Ending Number of AUs.................................    (a)N/A         (a)63,146      (a)22,759,645
                                                                   (b)N/A         (b)14,643      (b)4,566,012
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$2.535      (a)$2.264      (a)$2.411
                                                                   (b)$2.441      (b)$2.185      (b)$2.321
          Ending AUV...........................................    (a)$2.264      (a)$2.411      (a)$2.999
                                                                   (b)$2.185      (b)$2.321      (b)$2.881
          Ending Number of AUs.................................    (a)0           (a)0           (a)29,165
                                                                   (b)0           (b)0           (b)52,887
--------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$12.961     (a)$12.212     (a)$13.693
                                                                   (b)$12.652     (b)$11.910     (b)$13.321
          Ending AUV...........................................    (a)$12.212     (a)$13.693     (a)$16.233
                                                                   (b)$11.910     (b)$13.321     (b)$15.752
          Ending Number of AUs.................................    (a)736         (a)1,650       (a)19,762
                                                                   (b)0           (b)0           (b)16,938
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV........................................    (a)$18.838     (a)$19.529     (a)$20.700
                                                                   (b)$18.374     (b)$19.022     (b)$20.112
          Ending AUV...........................................    (a)$19.529     (a)$20.700     (a)$19.719
                                                                   (b)$19.022     (b)$20.112     (b)$19.112
          Ending Number of AUs.................................    (a)14,337      (a)22,191      (a)3,652,218
                                                                   (b)5,256       (b)17,307      (b)1,418,803
--------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION           ISSUE STATE
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          New Mexico
------------------------------------------------------------------------------------
 Administrative Charge      Charge will be deducted pro-rata from     New York
                            Variable Portfolios only.                 Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   Florida
                            after your first contract anniversary.
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   New York
                            after 13 months after contract issue.
------------------------------------------------------------------------------------
 Free Look                  If you are age 65 or older on the         Arizona
                            contract issue date, the Free Look
                            period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you are age 60 or older on the         California
                            contract issue date, the Free Look
                            period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  The Free Look period is 21 days and the   Florida
                            amount is calculated as the value of
                            your contract plus fees and charges on
                            the day we receive your request in Good
                            Order at the Annuity Service Center.
------------------------------------------------------------------------------------
 Free Look                  The Free Look period is 20 days.          Idaho
                                                                      North Dakota
                                                                      Rhode Island
                                                                      Texas
------------------------------------------------------------------------------------
 Free Look                  The Free Look amount is calculated as     New York
                            the greater of (1) Purchase Payments or
                            (2) the value of your contract on the
                            day we receive your request in Good
                            Order at the Annuity Service Center.
------------------------------------------------------------------------------------
 Minimum Contract Value     The minimum remaining contract value      Texas
                            after a partial withdrawal must be
                            $2,000.
------------------------------------------------------------------------------------
 Nursing Home Waiver        The Nursing Home Waiver is not            California
                            available for contracts purchased on or
                            after May 1, 2014.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 2.0%     Maine
                            for Non-Qualified contracts based on
                            total Purchase Payments when you begin
                            the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 3.5%     Nevada
                            for Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0.08%
                            for Non-Qualified contracts based on
                            total Purchase Payments when you begin
                            the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     Wyoming
                            for Non-Qualified contracts based on
                            total Purchase Payments when you begin
                            the Income Phase.
------------------------------------------------------------------------------------
 Purchase Payment Age       The Purchase Payment Age Limit is the     Washington
 Limit                      later of three years after contract
                            issue or attained age 63 but not after
                            the Owner's 86th birthday.
------------------------------------------------------------------------------------
 Polaris Income Builder     Charge will be deducted pro-rata from     New York
 SunAmerica Income Plus     Variable Portfolios only.                 Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER
                                       FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The fee for Polaris Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE


ASSUME YOU ELECT POLARIS INCOME BUILDER FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefit. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.



The examples below apply to Polaris Income Builder (one Covered Person). These examples are not applicable to contracts issued prior to March 10, 2014.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     - Benefit Effective Date = contract issue date

     - Initial Purchase Payment = $100,000

     - Covered Person = Owner age 65 on the Benefit Effective Date


     - Maximum Annual Withdrawal Percentage = 5.2%



------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM
                                      PURCHASE   ELIGIBLE                          INCOME     ANNUAL
                                      PAYMENTS   PURCHASE   CONTRACT    INCOME     CREDIT   WITHDRAWAL
                AS OF                 INVESTED   PAYMENTS    VALUE       BASE       BASE      AMOUNT
------------------------------------------------------------------------------------------------------
       Benefit Effective Date         $100,000   $100,000   $100,000   $100,000   $100,000    $5,200
------------------------------------------------------------------------------------------------------



     - Income Base = Initial Purchase Payment = $100,000

     - Income Credit Base = Initial Purchase Payment = $100,000

     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

               = $100,000 x 5.2% = $5,200


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     - Subsequent Purchase Payment invested in the first contract year =
       $150,000

     - Subsequent Purchase Payment invested in the second contract year =
       $10,000

     - No withdrawals taken in the first three contract years


-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MAXIMUM
                          PURCHASE  ELIGIBLE  INELIGIBLE   ASSUMED                          INCOME               ANNUAL
                           PAYMENT  PURCHASE   PURCHASE   CONTRACT  ANNIVERSARY   INCOME    CREDIT    INCOME   WITHDRAWAL
          AS OF           INVESTED  PAYMENTS   PAYMENTS     VALUE      VALUE       BASE      BASE     CREDIT     AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 Benefit Effective Date   $100,000  $100,000      $0      $100,000       --      $100,000  $100,000     --       $5,200
-------------------------------------------------------------------------------------------------------------------------
         Year 1           $150,000  $150,000      $0      $245,000       --      $250,000  $250,000     --       $13,000
-------------------------------------------------------------------------------------------------------------------------
     1st Anniversary         --        --         --      $270,000    $270,000   $270,000  $270,000   $15,000    $14,040
-------------------------------------------------------------------------------------------------------------------------
         Year 2            $10,000     --       $10,000   $290,000       --      $270,000  $270,000     --       $14,040
-------------------------------------------------------------------------------------------------------------------------
     2nd Anniversary         --        --         --      $297,000    $287,000   $287,000  $287,000   $16,200    $14,924
-------------------------------------------------------------------------------------------------------------------------
     3rd Anniversary         --        --         --      $320,000    $310,000   $310,000  $310,000   $17,220    $16,120
-------------------------------------------------------------------------------------------------------------------------



     Eligible Purchase Payments

       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)

     Ineligible Purchase Payments

       - Second contract year = $10,000 (Purchase Payment received after the first year)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     - The Income Base, Income Credit Base and Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Eligible Purchase Payment is received.


       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $13,000
         ($250,000 x 5.2%).


The values of the feature are impacted by attaining highest Anniversary Values as follows:

     - The Income Base and Income Credit Base are increased to the highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the Income Base.




       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000
         Income Credit); and the MAWA was increased to $14,040 ($270,000 x
         5.2%).



       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($297,000 less Ineligible Purchase Payment of $10,000 = $287,000, which is greater than $270,000 + $16,200 Income
         Credit); and the MAWA was increased to $14,924 ($287,000 x 5.2%).



       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($320,000 less Ineligible Purchase Payment of $10,000 = $310,000, which is greater than $287,000 + $17,220 Income
         Credit) and the MAWA was increased to $16,120 ($310,000 x 5.2%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT


The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:


     - Withdrawals of 5.2% of Income Base taken in the fourth and fifth contract years.



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
           AS OF                TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --         $320,000      $310,000      $310,000      $310,000       $17,220       $16,120
----------------------------------------------------------------------------------------------------------------------------
          Year 4               $16,120      $322,000         --         $310,000      $310,000         --          $16,120
----------------------------------------------------------------------------------------------------------------------------
      4th Anniversary            --         $321,000      $311,000      $311,000      $311,000         $0          $16,172
----------------------------------------------------------------------------------------------------------------------------
          Year 5               $16,172      $312,000         --         $311,000      $311,000         --          $16,172
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $311,000      $311,000         $0          $16,172
----------------------------------------------------------------------------------------------------------------------------




     - In year 4, $16,120 was withdrawn ($310,000 x 5.2%).



     - In year 5, $16,172 was withdrawn ($311,000 x 5.2%).



The values of the feature are impacted by withdrawals taken as follows:



     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (MAWA).



       - In year 4, $16,120 was withdrawn and is equal to the MAWA of $16,120.



       - In year 5, $16,172 was withdrawn and is equal to the MAWA of $16,172.



     - The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced to zero once any withdrawal was taken in the benefit year.



                               Income Credit = $0



NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     - Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
           AS OF                TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $311,000      $311,000         $0          $16,172
----------------------------------------------------------------------------------------------------------------------------
          Year 6               $24,880      $280,000         --         $301,624      $301,624         --          $15,684
----------------------------------------------------------------------------------------------------------------------------
      6th Anniversary            --         $290,000      $280,000      $301,624      $301,624         $0          $15,684
----------------------------------------------------------------------------------------------------------------------------
          Year 7               $24,130      $260,000         --         $292,337      $292,337         --          $15,202
----------------------------------------------------------------------------------------------------------------------------
      7th Anniversary            --         $230,000      $220,000      $292,337      $292,337         $0          $15,202
----------------------------------------------------------------------------------------------------------------------------



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:


     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



       - In year 6, the reduction proportion is 3.0149% ([$24,880 - $16,172] / [$305,000 - $16,172]); the reduced Income Base is $301,624 ($311,000 x
         [1 - 3.0149%]); and the reduced Income Credit Base is $301,624 ($311,000 x [1 - 3.0149%]).



       - In year 7, the reduction proportion is 3.0789% ([$24,130 - $15,684] / [$290,000 - $15,684]); the reduced Income Base is $292,337 ($301,624 x
         [1 - 3.0789%]); and the reduced Income Credit Base is $292,337 ($301,624 x [1 - 3.0789%]).



     - The Income Credit Percentage is reduced to 0% because the withdrawal was taken.


     - The MAWA is recalculated based on the reduced Income Base.

EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     - Contract value as shown below and reduced to $0 in Year 11 due to market conditions

     - No withdrawals taken after the seventh contract year


----------------------------------------------------------------------------------------------------------------------------
                                                                                                     MAXIMUM
                               ASSUMED                                                               ANNUAL       PROTECTED
                              CONTRACT     ANNIVERSARY     INCOME        INCOME        INCOME      WITHDRAWAL      INCOME
           AS OF                VALUE         VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT        PAYMENT
----------------------------------------------------------------------------------------------------------------------------
      7th Anniversary         $230,000      $220,000      $292,337      $292,337         $0          $15,202         --
----------------------------------------------------------------------------------------------------------------------------
      8th Anniversary         $150,000      $140,000      $309,877      $292,337       $17,540       $16,114         --
----------------------------------------------------------------------------------------------------------------------------
      9th Anniversary         $100,000       $90,000      $327,417      $292,337       $17,540       $17,026         --
----------------------------------------------------------------------------------------------------------------------------
     10th Anniversary          $50,000       $40,000      $344,957      $292,337       $17,540       $17,938         --
----------------------------------------------------------------------------------------------------------------------------
          Year 11                $0            $0         $344,957      $292,337         --          $17,938         --
----------------------------------------------------------------------------------------------------------------------------
     11th Anniversary            $0            $0         $344,957      $292,337         --            --          $17,938
----------------------------------------------------------------------------------------------------------------------------




     - The Protected Income Payment of $17,938 ($344,957 x 5.2%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE DEATH BENEFIT ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.  Contract value; or

     2.  Continuation Purchase Payments reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.

B.  MAXIMUM ANNIVERSARY DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MARCH 10, 2014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected. All other Polaris Income Builder provisions discussed in the prospectus apply to your elected feature unless otherwise indicated.



POLARIS INCOME BUILDER



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE/PROTECTED INCOME PAYMENT PERCENTAGE:


If your contract was issued prior to March 10, 2014 and you elected the Polaris Income Builder living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:



------------------------------------------------------------------------------
      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
------------------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
------------------------------------------------------------------------------
 One Covered Person
 (Ages 65 and older)                          5.0%                  5.0%
------------------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
------------------------------------------------------------------------------
 Two Covered Persons
 (Ages 65 and older)                          4.5%                  4.5%
------------------------------------------------------------------------------




    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



Under the question, "Are there investment requirement if I elect a Living Benefit?" the investment requirements for Polaris Income Builder are as follows:



Are there investment requirements if I elect a Living Benefit?



Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if applicable, to a combination of the Secure Value Account and Variable Portfolios as detailed below.



The Secure Value Account is only available for investment if you elect the living benefit. With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one-year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available or to the Variable Portfolios when the guarantee period ends.



You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



You must allocate your assets in accordance with one of two options below:



--------------------------------------------------------------------------------------

------
 1     10% Secure         45% SunAmerica Dynamic Allocation Portfolio and 45% in
       Value Account      Polaris Portfolio Allocator Model A, B or C
--------------------------------------------------------------------------------------
 2     10% Secure         Up to 90% in one or more of the following individual
       Value Account      Variable Portfolios:

                           Cash Management
                           Corporate Bond
                           Global Bond
                           Government and Quality Bond
                           Real Return
                           SunAmerica Dynamic Allocation Portfolio
                           Total Return Bond
--------------------------------------------------------------------------------------





If your contract was issued prior to May 1, 2013 and you elected the SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected. The SunAmerica Income Plus living benefit is no longer being offered.

SUNAMERICA INCOME PLUS



LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

----------------------------------------------------------------------------
                          FIRST CONTRACT YEAR
-----------------------------------------------------------------------
                  100% of Purchase Payments received
-----------------------------------------------------------------------


EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:

------------------------------------------------------------------------
 FIRST CONTRACT YEAR               SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------
   100% of Purchase   Purchase Payments received in Contract Year 2,
  Payments received   capped at 100% of Purchase Payments received in
                      the first Contract Year
------------------------------------------------------------------------


If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:

------------------------------------------------------------------------
 FIRST CONTRACT YEAR               SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------
   100% of Purchase   Purchase Payments received in Contract Year 2-5,
  Payments received   capped at 200% of Purchase Payments received in
                      the first Contract Year
------------------------------------------------------------------------


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
        5.50%         Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------


If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
        5.25%         Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------


If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:

-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
         6%           Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------


INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit,

"INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.

INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.



If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:

     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

------------------------------------------------------------------------------
      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
------------------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
------------------------------------------------------------------------------
 One Covered Person
 (Ages 65 and older)                          5.0%                  5.0%
------------------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
------------------------------------------------------------------------------
 Two Covered Persons
 (Ages 65 and older)                          4.5%                  4.5%
------------------------------------------------------------------------------


    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.

-----------------------------------------------------------------------------------
 OPTION              INVESTMENT OPTIONS
-----------------------------------------------------------------------------------
 Option 1            Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in the following Sample Portfolio:

                      - Balanced Toward Growth(1)

                     or

                     Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in one of the three following Portfolio Allocator Models:

                      - Model A
                      - Model B
                      - Model C
-----------------------------------------------------------------------------------

 Option 2            Invest 90% in one or more of the following Variable
                     Portfolios:

                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SunAmerica Dynamic Allocation Portfolio
                      Total Return Bond
-----------------------------------------------------------------------------------


  (1) If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:

                    Model A, Model B or Model C

                  or

                  Invest in one of three available Sample Portfolios:

                    Balanced Growth & Income(1)
                    Balanced Toward Growth
                    Growth Focus
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:

                    American Funds Asset Allocation
                    Asset Allocation
                    Balanced
                    Franklin Income VIP Fund
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------



(1) The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation
                                            American Funds Global Growth
                                            American Funds Growth
                                            American Funds Growth-Income
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Founding Funds Allocation
                                              VIP Fund
                                            Franklin Income Securities VIP Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Lord Abbett Mid Cap Stock
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.

What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income

Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.

What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the fee applicable to the living benefit is as follows:

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.


Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.




When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

SUNAMERICA INCOME PLUS -
IF YOU ELECT ONE COVERED PERSON:

---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------


SUNAMERICA INCOME PLUS -
IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base if your contract was issued prior to June 25, 2012 (5.25% if your contract was issued between June 25, 2012 and February 11, 2013 and 5.5% if your contract was issued between February 11, 2013 and April 30,
2013), an Income Credit will be included in determining any Income Base increase in that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS above); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the

        Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
              CANCELLATION                              CANCELLATION
            REQUEST RECEIVED                           EFFECTIVE DATE
----------------------------------------------------------------------------------
                 Years 1-5                      5th Benefit Year Anniversary
----------------------------------------------------------------------------------
                 Years 5+                   Benefit Quarter Anniversary following
                                           the receipt of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS
                              PRIOR TO MAY 1, 2014
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



If you elected to invest in a Polaris Portfolio Allocator Model prior to May 1, 2014, the allocations in your Models and Sample Portfolios may differ from the current allocations specified in the Prospectus under INVESTMENT OPTIONS. Below are the allocations of the Models and Sample Portfolios as offered during the applicable periods:



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 1, 2013 THROUGH APRIL 30, 2014)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             3.0%         3.0%         4.0%         8.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             1.0%         1.0%         1.0%         5.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         4.0%         4.0%         5.0%         8.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              4.0%         4.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         9.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         3.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         6.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Estate                              0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 Real Return                              9.0%         5.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         2.0%         2.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       14.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH APRIL 30, 2013)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM OCTOBER 3, 2011 THROUGH APRIL 29, 2012)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 2, 2011 THROUGH OCTOBER 2, 2011)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth               6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth                      2%           2%           3%           3%
----------------------------------------------------------------------------------------
 American Funds Growth-Income               1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             9%           8%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                3%           2%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond                8%           5%           3%           0%
----------------------------------------------------------------------------------------
 Growth-Income                              3%           3%           3%           3%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           6%           7%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                                 3%           4%           4%           4%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                    5%           5%           6%           6%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              1%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     0%           1%           2%           3%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             1%           1%           2%           2%
----------------------------------------------------------------------------------------
 Real Estate                                2%           3%           4%           5%
----------------------------------------------------------------------------------------
 Real Return                               11%           7%           3%           0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           6%           7%
----------------------------------------------------------------------------------------
 Small Company Value                        2%           3%           5%           6%
----------------------------------------------------------------------------------------
 Total Return Bond                         15%          13%           9%           5%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------


SAMPLE PORTFOLIOS
(EFFECTIVE FROM FEBRUARY 11, 2013 THROUGH APRIL 30, 2013)

-----------------------------------------------------------------------------
                                              BALANCED                  ALL
                                               TOWARD      GROWTH     EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS      FOCUS
-------------------------------------------------------- ---------- ---------
 American Funds Global Growth                   12.0%       12.0%      17.0%
-------------------------------------------------------- ---------- ---------
 American Funds Growth                           9.0%       10.0%      10.0%
-------------------------------------------------------- ---------- ---------
 Corporate Bond                                  5.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Foreign Value                                  11.0%       15.0%      18.0%
-------------------------------------------------------- ---------- ---------
 Government and Quality Bond                    25.0%       20.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Growth Opportunities                            3.0%        5.0%       6.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%       10.0%      13.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               5.0%       10.0%      12.0%
-------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust               7.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Total Return                               13.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                  4.0%        8.0%      10.0%
-------------------------------------------------------- ---------- ---------
                                     TOTAL     100.0%      100.0%     100.0%
-------------------------------------------------------- ---------- ---------


SAMPLE PORTFOLIOS
(EFFECTIVE FROM JUNE 25, 2012 THROUGH FEBRUARY 10, 2013)

-----------------------------------------------------------------------------
                                              BALANCED                  ALL
                                               TOWARD      GROWTH     EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS      FOCUS
-------------------------------------------------------- ---------- ---------
 American Funds Global Growth                   11.0%       11.0%      15.0%
-------------------------------------------------------- ---------- ---------
 American Funds Growth                          10.0%       11.0%      12.0%
-------------------------------------------------------- ---------- ---------
 Corporate Bond                                  5.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Foreign Value                                  10.0%       13.0%      15.0%
-------------------------------------------------------- ---------- ---------
 Government and Quality Bond                    25.0%       20.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Growth Opportunities                            3.0%        5.0%       6.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               6.0%       12.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust               7.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Total Return                               13.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                  4.0%        8.0%      10.0%
-------------------------------------------------------- ---------- ---------
                                     TOTAL     100.0%      100.0%     100.0%
-------------------------------------------------------- ---------- ---------

SAMPLE PORTFOLIOS
(EFFECTIVE FROM MAY 21, 2012 THROUGH JUNE 24, 2012)

-------------------------------------------------------------------------------------
                                                      BALANCED                  ALL
                                                       TOWARD      GROWTH     EQUITY
                VARIABLE PORTFOLIOS                    GROWTH       FOCUS      FOCUS
---------------------------------------------------------------- ---------- ---------
 American Funds Global Growth                           11.0%       11.0%      15.0%
---------------------------------------------------------------- ---------- ---------
 American Funds Growth                                   8.0%        9.0%      10.0%
---------------------------------------------------------------- ---------- ---------
 Corporate Bond                                          5.0%        0.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Foreign Value                                          10.0%       13.0%      15.0%
---------------------------------------------------------------- ---------- ---------
 Government and Quality Bond                            25.0%       20.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Growth Opportunities                                    3.0%        5.0%       6.0%
---------------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II Shares            6.0%       10.0%      14.0%
---------------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund, Series II
  Shares                                                 6.0%       12.0%      14.0%
---------------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust                       7.0%       10.0%      13.0%
---------------------------------------------------------------- ---------- ---------
 MFS Total Return                                       13.0%        0.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                          4.0%        8.0%      10.0%
---------------------------------------------------------------- ---------- ---------
 Small Company Value                                     2.0%        2.0%       3.0%
---------------------------------------------------------------- ---------- ---------
                                             TOTAL     100.0%      100.0%     100.0%
---------------------------------------------------------------- ---------- ---------


The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

SAMPLE PORTFOLIOS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH MAY 20, 2012)

----------------------------------------------------------------------------------------
                                              BALANCED
                                               GROWTH      BALANCED                ALL
                                                 &          TOWARD     GROWTH    EQUITY
            VARIABLE PORTFOLIOS                INCOME       GROWTH      FOCUS     FOCUS
----------------------------------------------------------------------------------------
 American Funds Global Growth                     5%          10%        10%       15%
----------------------------------------------------------------------------------------
 American Funds Growth                            5%           5%         5%       10%
----------------------------------------------------------------------------------------
 Corporate Bond                                   5%           5%         0%        0%
----------------------------------------------------------------------------------------
 Foreign Value                                   10%          10%        15%       15%
----------------------------------------------------------------------------------------
 Government and Quality Bond                     20%          15%        10%        0%
----------------------------------------------------------------------------------------
 Growth Opportunities                             0%           0%         0%        5%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         10%          10%        10%       15%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               10%          15%        15%       15%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust                5%           5%        10%       12%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                                   5%           5%        10%       10%
----------------------------------------------------------------------------------------
 Small Company Value                              0%           5%         5%        3%
----------------------------------------------------------------------------------------
 Total Return Bond                               25%          15%        10%        0%
----------------------------------------------------------------------------------------
                                     TOTAL      100%         100%       100%      100%
----------------------------------------------------------------------------------------




The Sample Portfolios listed above are no longer available for investment if your contract was issued on or after April 30, 2013. However, once you invested in a Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Sample Portfolio will not be changed by us. Any subsequent Purchase Payments will be invested in the same Sample Portfolio as your current investment and will not be invested in the Sample Portfolio allocations specified above unless you provide us with specific instructions to do so.

You may invest in only one Sample Portfolio at a time. Investment outside of a Sample Portfolio is prohibited. However, if you elected an Optional Living Benefit, pursuant to investment requirements, a portion of your investment can be allocated outside the Sample Portfolio. You can elect to have your investment in the Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Sample Portfolio you selected.

You can transfer 100% of your investment from one Sample Portfolio to another Sample Portfolio at any time; you will be transferred into the most current Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. A subsequent Purchase Payment will be invested in the same Sample Portfolio as your current investment unless we receive different instructions from you.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

  Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

                   Polaris Platinum O-Series Variable Annuity


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2014, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 1, 2014

                                TABLE OF CONTENTS



                                                                           PAGE
                                                                           ----
Separate Account and the Company ......................................      3

General Account .......................................................      4

Information Regarding the Use of the Volatility Index ("VIX")..........      5

Performance Data ......................................................      6

Annuity Income Payments ...............................................      9

Annuity Unit Values ...................................................     10

Taxes .................................................................     13

Broker-Dealer Firms Receiving Revenue Sharing Payments ................     24

Distribution of Contracts .............................................     25

Financial Statements ..................................................     25

                        SEPARATE ACCOUNT AND THE COMPANY


     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum O-Series contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing on securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed, and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing, or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation orliablity in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third part licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Option Exchange, Incorporated and has neen licensed for use by S&P.

                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         STANDARDIZED PERFORMANCE: The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7]
                  Effective Yield = [(Base Period Return + 1)       - 1

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)


         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIO PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the Sample Portfolios (collectively, "Models").

The Separate Account also computes "total return" data for each of the Models. Each Model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

NON-STANDARDIZED PERFORMANCE: Total return for a Model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the Model inception date and rebalanced in accordance with the Model on each evaluation date. The Model inception date is the date when the Model was first offered for investment.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

 First Variable Annuity Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



    -  after attaining age 591/2;



    -  when paid to your beneficiary after you die;



    -  after you become disabled (as defined in the Code);



    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;



    - which are attributable to Purchase Payments made prior to August 14, 1982.



On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).


Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2014 is the lesser of 100% of includible compensation or $17,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2014 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2014 may not exceed the lesser of $52,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.


The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2014 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2014. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2014 of less than $96,000, your contribution may be fully deductible; if your income is between $96,000 and $116,000, your contribution may be partially deductible and if your income is $116,000 or more, your contribution may not be deductible. If you are single and your income in 2014 is less than $60,000, your contribution may be fully deductible; if your income is between $60,000 and $70,000, your contribution may be partially deductible and if your income is $70,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2014 is between $181,000 and $191,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2014 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2014. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2014 is less than:
$181,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2013, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

BancWest Investment Services, Inc.
Capital Investment Group, Inc
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Investacorp, Inc
Investment Professionals, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Stanley & Co., Incorporated
M&T Securities, Inc.
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Santander Securities LLC
Securities America, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
 America BBVA Compass Investment Solutions, Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS


     The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven, American General Life Insurance Company ("AGL") and American International Group, Inc.

     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2013 and the results of its operations and the changes in its net assets for each of the periods indicated



     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2013, 2012 and 2011


     The financial statements of the AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


     On February 18, 2014, American International Group, Inc. and the Company entered into an Amended and Restated Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any contracts referenced herein.


     The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) which appears in American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2013


     The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:


     - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2013

AMERICAN GENERAL
Life Companies

                                                  Variable Annuity Account Seven

                                                                            2013

                                                                   Annual Report

                                                              December 31, 2013

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
American General Life Insurance Company and Contract Owners of
Variable Annuity Account Seven

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 1 of the Variable Annuity Account Seven at December 31, 2013, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2013 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

April 25, 2014

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

                                                                                     Contract                          Net assets
                               Investment          Due from (to)                     owners -   Contract owners -   attributable to
                            securities - at    American General Life                  annuity      accumulation      contract owner
Sub-accounts                   fair value        Insurance Company      Net Assets   reserves        reserves           reserves
--------------------------  ----------------  -----------------------  ------------  ---------  ------------------  ----------------
Lord Abbett Growth and
  Income Portfolio
  Class VC                  $    121,091,260  $                     -  $121,091,260  $ 287,233  $      120,804,027  $    121,091,260
American Funds Growth-
  Income Fund Class 2            412,056,459                        -   412,056,459    411,979         411,644,480       412,056,459
American Funds Growth
  Fund Class 2                   244,676,769                        -   244,676,769    289,335         244,387,434       244,676,769
Lord Abbett Mid Cap Stock
  Portfolio Class VC              77,949,580                        -    77,949,580     69,127          77,880,453        77,949,580
American Funds Asset
  Allocation Fund Class 2        365,584,176                        -   365,584,176    470,053         365,114,123       365,584,176
American Funds Global
  Growth Fund Class 2            327,531,412                        -   327,531,412    251,002         327,280,410       327,531,412
Invesco VI American
  Franchise Fund Series II         5,899,166                        -     5,899,166          -           5,899,166         5,899,166
Invesco VI Comstock
  Fund Series II                 283,507,573                        -   283,507,573    188,216         283,319,357       283,507,573
Invesco VI Growth and
  Income Fund Series II          289,855,640                        -   289,855,640    258,603         289,597,037       289,855,640
Franklin Income Securities
  Fund                            33,527,085                        -    33,527,085     26,169          33,500,916        33,527,085
Franklin Templeton VIP
  Founding Funds
  Allocations Fund Class 2        17,293,792                        -    17,293,792          -          17,293,792        17,293,792
AST Growth Portfolio
  Class 1                         32,037,012                        -    32,037,012     89,126          31,947,886        32,037,012
AST Growth Portfolio
  Class 3                          5,506,047                        -     5,506,047      4,367           5,501,680         5,506,047
AST Government and
  Quality Bond Portfolio
  Class 1                         41,570,606                        -    41,570,606     77,870          41,492,736        41,570,606
AST Government and
  Quality Bond Portfolio
  Class 3                        171,288,409                        -   171,288,409     12,837         171,275,572       171,288,409
AST Capital Appreciation
  Portfolio Class 1               79,467,770                        -    79,467,770    258,088          79,209,682        79,467,770
AST Capital Appreciation
  Portfolio Class 3              146,217,010                        -   146,217,010     92,416         146,124,594       146,217,010
AST Natural Resources
  Portfolio Class 3                5,802,117                        -     5,802,117          -           5,802,117         5,802,117
SAST Equity Index
  Portfolio Class 1               11,042,792                        -    11,042,792     16,300          11,026,492        11,042,792
SAST Small Company
  Value Portfolio Class 1          4,202,516                        -     4,202,516          -           4,202,516         4,202,516
SAST Small Company
  Value Portfolio Class 3         35,459,134                        -    35,459,134     13,833          35,445,301        35,459,134
SAST Mid-Cap Growth
  Portfolio Class 1                4,620,399                        -     4,620,399      9,852           4,610,547         4,620,399
SAST Mid-Cap Growth
  Portfolio Class 3               24,526,233                        -    24,526,233      5,087          24,521,146        24,526,233
SAST Capital Growth
  Portfolio Class 1                  898,784                        -       898,784          -             898,784           898,784
SAST Capital Growth
  Portfolio Class 3                3,823,323                        -     3,823,323          -           3,823,323         3,823,323
SAST Blue Chip Growth
  Portfolio Class 1                1,567,805                        -     1,567,805          -           1,567,805         1,567,805
SAST Blue Chip Growth
  Portfolio Class 3                3,167,173                        -     3,167,173          -           3,167,173         3,167,173
SAST Growth
  Opportunities Portfolio
  Class 1                          2,031,411                        -     2,031,411          -           2,031,411         2,031,411
SAST Growth
  Opportunities Portfolio
  Class 3                         22,855,474                        -    22,855,474      3,130          22,852,344        22,855,474
SAST Technology
  Portfolio Class 1                  350,624                        -       350,624          -             350,624           350,624
SAST Technology
  Portfolio Class 3                  718,532                        -       718,532          -             718,532           718,532
SAST Marsico Focused
  Growth Portfolio
  Class 3                         16,291,121                        -    16,291,121          -          16,291,121        16,291,121
SAST Small & Mid Cap
  Value Portfolio
  Class 3                         47,709,929                        -    47,709,929     20,728          47,689,201        47,709,929
SAST Foreign Value
  Portfolio Class 3              105,700,199                        -   105,700,199     17,578         105,682,621       105,700,199
SAST Cash Management
  Portfolio Class 1               13,948,521                        -    13,948,521     97,940          13,850,581        13,948,521
SAST Cash Management
  Portfolio Class 3               11,594,279                        -    11,594,279          -          11,594,279        11,594,279
SAST Corporate Bond
  Portfolio Class 1               54,649,711                        -    54,649,711     32,849          54,616,862        54,649,711
SAST Corporate Bond
  Portfolio Class 3              207,084,383                        -   207,084,383    130,723         206,953,660       207,084,383
SAST Global Bond
  Portfolio Class 1               11,831,585                        -    11,831,585      7,752          11,823,833        11,831,585
SAST Global Bond
  Portfolio Class 3               41,823,434                        -    41,823,434     18,118          41,805,316        41,823,434
SAST High-Yield Bond
  Portfolio Class 1               13,109,667                        -    13,109,667      3,157          13,106,510        13,109,667
SAST High-Yield Bond
  Portfolio Class 3               44,998,208                        -    44,998,208     59,583          44,938,625        44,998,208
AST Asset Allocation
  Portfolio Class 1               12,011,828                        -    12,011,828     48,329          11,963,499        12,011,828
AST Asset Allocation
  Portfolio Class 3               12,907,632                        -    12,907,632          -          12,907,632        12,907,632
SAST Growth-Income
  Portfolio Class 1               20,492,451                        -    20,492,451     86,826          20,405,625        20,492,451
SAST Growth-Income
  Portfolio Class 3               48,750,303                        -    48,750,303      4,425          48,745,878        48,750,303
SAST Global Equities
  Portfolio Class 1                5,542,705                        -     5,542,705        247           5,542,458         5,542,705
SAST Global Equities
  Portfolio Class 3                2,356,088                        -     2,356,088          -           2,356,088         2,356,088
SAST Alliance Growth
  Portfolio Class 1               24,138,772                        -    24,138,772     21,491          24,117,281        24,138,772
SAST Alliance Growth
  Portfolio Class 3               10,575,523                        -    10,575,523          -          10,575,523        10,575,523
SAST MFS Massachusetts
  Investors Trust
  Portfolio Class 1                5,506,440                        -     5,506,440     22,764           5,483,676         5,506,440
SAST MFS Massachusetts
  Investors Trust
  Portfolio Class 3               89,501,822                        -    89,501,822          -          89,501,822        89,501,822
SAST Fundamental
  Growth Portfolio
  Class 1                         11,816,168                        -    11,816,168     15,100          11,801,068        11,816,168
SAST Fundamental
  Growth Portfolio
  Class 3                          3,814,180                        -     3,814,180      2,038           3,812,142         3,814,180
SAST Dynamic Allocation
  Portfolio Class 3              334,890,050                        -   334,890,050          -         334,890,050       334,890,050
SAST International
  Diversified Equities
  Portfolio Class 1                5,080,422                        -     5,080,422     38,554           5,041,868         5,080,422
SAST International
  Diversified Equities
  Portfolio Class 3               13,989,832                        -    13,989,832      6,403          13,983,429        13,989,832
SAST Davis Venture Value
  Portfolio Class 1               58,859,770                        -    58,859,770     95,707          58,764,063        58,859,770
SAST Davis Venture Value
  Portfolio Class 3              103,053,887                        -   103,053,887      7,804         103,046,083       103,053,887
SAST MFS Total Return
  Portfolio Class 1               80,445,917                        -    80,445,917    239,693          80,206,224        80,445,917
SAST MFS Total Return
  Portfolio Class 3              131,456,196                        -   131,456,196     33,352         131,422,844       131,456,196
SAST Total Return Bond
  Portfolio Class 1               22,383,326                        -    22,383,326    137,720          22,245,606        22,383,326
SAST Total Return Bond
  Portfolio Class 3              176,911,221                        -   176,911,221      4,297         176,906,924       176,911,221
SAST Telecom Utility
  Portfolio Class 1                2,446,966                        -     2,446,966     15,750           2,431,216         2,446,966
SAST Telecom Utility
  Portfolio Class 3                1,690,796                        -     1,690,796          -           1,690,796         1,690,796
SAST Equity Opportunities
  Portfolio Class 1                9,928,834                        -     9,928,834     26,464           9,902,370         9,928,834
SAST Equity Opportunities
  Portfolio Class 3               19,077,053                        -    19,077,053          -          19,077,053        19,077,053
SAST Aggressive Growth
  Portfolio Class 1                5,743,097                        -     5,743,097      1,912           5,741,185         5,743,097
SAST Aggressive Growth
  Portfolio Class 3                1,011,200                        -     1,011,200          -           1,011,200         1,011,200
SAST International Growth
  and Income Portfolio
  Class 1                          9,560,940                        -     9,560,940     79,933           9,481,007         9,560,940
SAST International Growth
  and Income Portfolio
  Class 3                         24,846,281                        -    24,846,281      4,440          24,841,841        24,846,281
SAST Emerging Markets
  Portfolio Class 1                5,720,283                        -     5,720,283      8,619           5,711,664         5,720,283
SAST Emerging Markets
  Portfolio Class 3               14,235,894                        -    14,235,894      2,413          14,233,481        14,235,894
SAST Real Estate
  Portfolio Class 1                4,597,413                        -     4,597,413     10,641           4,586,772         4,597,413
SAST Real Estate
  Portfolio Class 3               22,753,729                        -    22,753,729          -          22,753,729        22,753,729
SAST Dogs of Wall Street
  Portfolio Class 1                4,867,238                        -     4,867,238     19,232           4,848,006         4,867,238
SAST Dogs of Wall Street
  Portfolio Class 3               21,663,776                        -    21,663,776     20,433          21,643,343        21,663,776
SAST Balanced Portfolio
  Class 1                         19,305,044                        -    19,305,044     75,802          19,229,242        19,305,044
SAST Balanced Portfolio
  Class 3                         15,671,824                        -    15,671,824          -          15,671,824        15,671,824
SST Real Return
  Portfolio Class 3               56,760,660                        -    56,760,660          -          56,760,660        56,760,660

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

                            A               B              A+B=C             D              E               F            C+D+E+F
                                                                                                                        Increase
                                                                                                                       (decrease)
                                      Mortality and                                                     Net change       in net
                                       expense risk                     Net realized   Capital gain   in unrealized      assets
                                           and                           gain(loss)   distributions    appreciation     resulting
                     Dividends from   administrative   Net investment        on        from mutual    (depreciation)      from
Sub-accounts          mutual funds       charges       income (loss)    investments       funds       of investments   operations
-------------------- --------------- ---------------- ---------------- -------------- -------------- ---------------- -------------
Lord Abbett
  Growth and
  Income Portfolio
  Class VC           $       638,411 $    (1,035,872) $      (397,461) $   5,056,788  $            - $    30,914,846  $ 35,574,173
American Funds
  Growth-Income
  Fund Class 2             5,116,875      (3,332,341)       1,784,534     14,859,818               -      91,490,863   108,135,215
American Funds
  Growth Fund
  Class 2                  2,117,933      (2,005,703)         112,230      9,845,708               -      48,194,463    58,152,401
Lord Abbett Mid
  Cap Stock
  Portfolio Class VC         303,312        (653,185)        (349,873)     2,840,942               -      16,764,357    19,255,426
American Funds
  Asset Allocation
  Fund Class 2             4,912,019      (2,833,149)       2,078,870      9,106,079               -      55,686,860    66,871,809
American Funds
  Global Growth
  Fund Class 2             3,740,482      (2,637,195)       1,103,287     12,519,949               -      61,244,792    74,868,028
Invesco VI
  American
  Franchise Fund
  Series II                   13,137         (47,686)         (34,549)       584,043               -       1,238,832     1,788,326
Invesco VI
  Comstock Fund
  Series II                3,692,405      (2,267,582)       1,424,823     12,385,002               -      61,675,264    75,485,089
Invesco VI Growth
  and Income
  Fund Series II           3,376,811      (2,372,026)       1,004,785     13,699,387       2,333,506      57,719,618    74,757,296
Franklin Income
  Securities Fund          1,604,146        (246,943)       1,357,203        603,155               -       1,361,628     3,321,986
Franklin
  Templeton VIP
  Founding Funds
  Allocations Fund
  Class 2                  2,929,767        (192,064)       2,737,703      2,476,439       4,272,630      (4,938,852)    4,547,920
AST Growth
  Portfolio Class 1          236,831        (286,967)         (50,136)       739,224               -       8,201,593     8,890,681
AST Growth
  Portfolio Class 3           26,046         (41,413)         (15,367)       254,578               -       1,129,869     1,369,080
AST Government
  and Quality
  Bond Portfolio
  Class 1                  1,074,734        (426,374)         648,360        170,844         413,904      (2,629,832)   (1,396,724)
AST Government
  and Quality
  Bond Portfolio
  Class 3                  3,382,574      (1,345,693)       2,036,881         51,258       1,448,870      (8,281,746)   (4,744,737)
AST Capital
  Appreciation
  Portfolio Class 1                -        (703,412)        (703,412)     3,411,301       8,255,267      11,213,129    22,176,285
AST Capital
  Appreciation
  Portfolio Class 3                -      (1,072,654)      (1,072,654)     4,636,617      14,492,721      18,268,213    36,324,897
AST Natural
  Resources
  Portfolio Class 3           40,528         (49,490)          (8,962)      (415,244)              -         695,465       271,259
SAST Equity Index
  Portfolio Class 1           33,080        (128,748)         (95,668)       282,268               -       2,486,984     2,673,584
SAST Small
  Company Value
  Portfolio Class 1           34,345         (47,912)         (13,567)       229,965          12,413         887,303     1,116,114
SAST Small
  Company Value
  Portfolio Class 3          226,263        (323,507)         (97,244)     5,164,626         110,374       5,203,554    10,381,310
SAST Mid-Cap
  Growth Portfolio
  Class 1                          -         (35,354)         (35,354)       286,502               -       1,141,135     1,392,283
SAST Mid-Cap
  Growth Portfolio
  Class 3                          -        (212,331)        (212,331)     1,361,732               -       6,235,130     7,384,531
SAST Capital
  Growth Portfolio
  Class 1                      6,682          (7,502)            (820)        45,445               -         167,447       212,072
SAST Capital
  Growth Portfolio
  Class 3                     20,086         (30,833)         (10,747)       203,069               -         671,446       863,768
SAST Blue Chip
  Growth Portfolio
  Class 1                      4,824         (11,746)          (6,922)       123,133         105,228         160,720       382,159
SAST Blue Chip
  Growth Portfolio
  Class 3                      3,462         (25,892)         (22,430)       178,595         212,620         408,554       777,339
SAST Growth
  Opportunities
  Portfolio Class 1                -         (16,143)         (16,143)       129,743         108,869         354,125       576,594
SAST Growth
  Opportunities
  Portfolio Class 3                -        (234,076)        (234,076)     5,983,153       1,338,186         902,330     7,989,593
SAST Technology
  Portfolio Class 1                -          (2,852)          (2,852)        14,418               -          59,507        71,073
SAST Technology
  Portfolio Class 3                -          (5,747)          (5,747)        25,372               -         120,020       139,645
SAST Marsico
  Focused Growth
  Portfolio Class 3            1,406         (82,072)         (80,666)       255,911         347,702       2,037,620     2,560,567
SAST Small & Mid
  Cap Value
  Portfolio Class 3          122,296        (465,379)        (343,083)    11,524,184       3,495,570       1,583,782    16,260,453
SAST Foreign
  Value Portfolio
  Class 3                  1,646,691        (920,164)         726,527      3,816,364               -      15,382,419    19,925,310
SAST Cash
  Management
  Portfolio Class 1                -        (135,466)        (135,466)       (70,656)              -          33,497      (172,625)
SAST Cash
  Management
  Portfolio Class 3                -         (85,393)         (85,393)       (57,062)              -           6,335      (136,120)
SAST Corporate
  Bond Portfolio
  Class 1                  2,415,547        (517,613)       1,897,934      1,415,631         662,381      (3,718,693)      257,253
SAST Corporate
  Bond Portfolio
  Class 3                  8,145,612      (1,673,273)       6,472,339      2,782,455       2,362,833     (10,926,668)      690,959
SAST Global
  Bond Portfolio
  Class 1                    140,090        (116,504)          23,586       (222,224)        103,336        (498,775)     (594,077)
SAST Global
  Bond Portfolio
  Class 3                    358,058        (304,593)          53,465       (247,755)        327,871      (1,574,774)   (1,441,193)
SAST High-Yield
  Bond Portfolio
  Class 1                    699,443        (126,436)         573,007        426,409               -        (102,632)      896,784
SAST High-Yield
  Bond Portfolio
  Class 3                  2,210,422        (360,249)       1,850,173        614,468               -         194,354     2,658,995
AST Asset
  Allocation
  Portfolio Class 1          324,046        (127,819)         196,227        598,961               -       1,088,762     1,883,950
AST Asset
  Allocation
  Portfolio Class 3          284,485         (80,089)         204,396        365,041               -         851,589     1,421,026
SAST Growth-
  Income Portfolio
  Class 1                    290,261        (223,414)          66,847        761,893         356,678       3,956,117     5,141,535
SAST Growth-
  Income Portfolio
  Class 3                    503,609        (259,071)         244,538        633,471         688,754       5,164,233     6,730,996
SAST Global
  Equities Portfolio
  Class 1                     29,009         (58,131)         (29,122)       110,157               -       1,093,524     1,174,559
SAST Global
  Equities Portfolio
  Class 3                      6,497         (15,581)          (9,084)        62,351               -         339,453       392,720
SAST Alliance
  Growth Portfolio
  Class 1                     60,546        (264,779)        (204,233)        68,316               -       6,994,130     6,858,213
SAST Alliance
  Growth Portfolio
  Class 3                      1,992         (83,730)         (81,738)       494,271               -       2,592,284     3,004,817
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 1           31,786         (43,811)         (12,025)       301,735         100,928         931,550     1,322,188
SAST MFS
  Massachusetts
  Investors Trust
  Portfolio Class 3          316,613        (632,616)        (316,003)     3,302,340       1,499,071      13,382,805    17,868,213
SAST
  Fundamental
  Growth Portfolio
  Class 1                          -        (115,321)        (115,321)       130,779               -       3,264,752     3,280,210
SAST
  Fundamental
  Growth Portfolio
  Class 3                          -         (31,191)         (31,191)       368,018               -         760,994     1,097,821
SAST Dynamic
  Allocation
  Portfolio Class 3                -      (1,738,733)      (1,738,733)        52,371         345,886      27,763,670    26,423,194
SAST
  International
  Diversified
  Equities Portfolio
  Class 1                    133,320         (48,914)          84,406        101,046               -         685,335       870,787
SAST
  International
  Diversified
  Equities Portfolio
  Class 3                    277,602         (83,619)         193,983         80,479               -       1,399,181     1,673,643
SAST Davis
  Venture Value
  Portfolio Class 1          654,864        (529,807)         125,057      1,494,998       3,249,920      10,908,989    15,778,964
SAST Davis
  Venture Value
  Portfolio Class 3          885,196        (821,072)          64,124      3,568,260       5,530,139      16,836,625    25,999,148
SAST MFS Total
  Return Portfolio
  Class 1                  1,831,367        (692,871)       1,138,496      1,515,864               -      10,578,410    13,232,770
SAST MFS Total
  Return Portfolio
  Class 3                  2,676,086      (1,059,747)       1,616,339      1,616,364               -      16,491,185    19,723,888
SAST Total Return
  Bond Portfolio
  Class 1                    315,270        (211,402)         103,868        306,861         282,542      (1,765,041)   (1,071,770)
SAST Total Return
  Bond Portfolio
  Class 3                  1,976,349      (1,427,757)         548,592      1,068,442       2,092,335     (11,116,149)   (7,406,780)
SAST Telecom
  Utility Portfolio
  Class 1                     58,056         (27,518)          30,538         99,953               -         282,098       412,589
SAST Telecom
  Utility Portfolio
  Class 3                     33,924         (13,840)          20,084         58,287               -         177,014       255,385
SAST Equity
  Opportunities
  Portfolio Class 1           52,347         (87,084)         (34,737)       453,018               -       2,040,137     2,458,418
SAST Equity
  Opportunities
  Portfolio Class 3           48,155         (79,500)         (31,345)       305,417               -       2,082,086     2,356,158

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                            A               B              A+B=C             D              E               F            C+D+E+F
                                                                                                                        Increase
                                                                                                                       (decrease)
                                      Mortality and                                                     Net change       in net
                                       expense risk                     Net realized   Capital gain   in unrealized      assets
                                           and                           gain(loss)   distributions    appreciation     resulting
                     Dividends from   administrative   Net investment        on        from mutual    (depreciation)      from
Sub-accounts          mutual funds       charges       income (loss)    investments       funds       of investments   operations
-------------------- --------------- ---------------- ---------------- -------------- -------------- ---------------- -------------
SAST Aggressive
  Growth Portfolio
  Class 1            $             - $       (59,404) $       (59,404) $     147,922  $            - $     1,670,507  $  1,759,025
SAST Aggressive
  Growth Portfolio
  Class 3                          -          (8,906)          (8,906)       168,618               -         176,963       336,675
SAST
  International
  Growth and
  Income Portfolio
  Class 1                    188,551         (91,041)          97,510         61,817               -       1,586,160     1,745,487
SAST
  International
  Growth and
  Income Portfolio
  Class 3                    456,832        (267,703)         189,129      4,636,128               -         822,129     5,647,386
SAST Emerging
  Markets Portfolio
  Class 1                     35,475         (69,305)         (33,830)        48,468               -        (313,657)     (299,019)
SAST Emerging
  Markets Portfolio
  Class 3                     42,743        (107,476)         (64,733)       419,345               -        (819,731)     (465,119)
SAST SunAmerica
  Dynamic
  Strategy Portfolio
  Class 3                          -               -                -             15               -              (5)           10
SAST Real Estate
  Portfolio Class 1           57,781         (51,781)           6,000        297,591               -        (425,192)     (121,601)
SAST Real Estate
  Portfolio Class 3          228,454        (242,416)         (13,962)     5,766,966               -      (6,395,708)     (642,704)
SAST Dogs of
  Wall Street
  Portfolio Class 1           66,001         (47,705)          18,296        327,824               -         980,575     1,326,695
SAST Dogs of
  Wall Street
  Portfolio Class 3          213,867        (103,067)         110,800        423,272               -       2,248,147     2,782,219
SAST Balanced
  Portfolio Class 1          272,872        (209,102)          63,770        338,090               -       2,645,974     3,047,834
SAST Balanced
  Portfolio Class 3          175,863         (90,137)          85,726        284,832               -       1,269,934     1,640,492
SST Real Return
  Portfolio Class 3          389,823        (313,535)          76,288         (2,207)              -      (2,012,834)   (1,938,753)

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2013

                                                                       Net Asset
                                                                       Value Per   Value of Shares at   Cost of Shares
Sub-accounts                                                 Shares      Share         Fair Value            Held        Level(1)
---------------------------------------------------------  ----------  ----------  -------------------  ---------------  --------
Lord Abbett Growth and Income Portfolio Class VC            3,642,938  $    33.24  $       121,091,260  $    89,691,659         1
American Funds Growth-Income Fund Class 2                   8,175,723       50.40          412,056,459      297,574,808         1
American Funds Growth Fund Class 2                          3,139,296       77.94          244,676,769      168,644,406         1
Lord Abbett Mid Cap Stock Portfolio Class VC                3,326,913       23.43           77,949,580       54,883,710         1
American Funds Asset Allocation Fund Class 2               16,371,884       22.33          365,584,176      271,267,504         1
American Funds Global Growth Fund Class 2                  10,946,905       29.92          327,531,412      227,249,415         1
Invesco VI American Franchise Fund Series II                  118,983       49.58            5,899,166        3,300,451         1
Invesco VI Comstock Fund Series II                         16,035,496       17.68          283,507,573      192,114,449         1
Invesco VI Growth and Income Fund Series II                11,050,539       26.23          289,855,640      203,027,947         1
Franklin Income Securities Fund                             2,086,315       16.07           33,527,085       29,887,368         1
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                                  2,330,700        7.42           17,293,792       15,226,896         1
AST Growth Portfolio Class 1                                1,091,718       29.35           32,037,012       24,161,314         1
AST Growth Portfolio Class 3                                  187,987       29.29            5,506,047        3,610,357         1
AST Government and Quality Bond Portfolio Class 1           2,825,079       14.71           41,570,606       42,435,610         1
AST Government and Quality Bond Portfolio Class 3          11,679,469       14.67          171,288,409      178,079,037         1
AST Capital Appreciation Portfolio Class 1                  1,613,858       49.24           79,467,770       58,460,959         1
AST Capital Appreciation Portfolio Class 3                  3,062,705       47.74          146,217,010      110,279,963         1
AST Natural Resources Portfolio Class 3                       247,033       23.49            5,802,117        6,656,729         1
SAST Equity Index Portfolio Class 1                           697,998       15.82           11,042,792        7,572,316         1
SAST Small Company Value Portfolio Class 1                    162,649       25.84            4,202,516        2,544,885         1
SAST Small Company Value Portfolio Class 3                  1,382,184       25.65           35,459,134       19,945,730         1
SAST Mid-Cap Growth Portfolio Class 1                         262,282       17.62            4,620,399        2,655,261         1
SAST Mid-Cap Growth Portfolio Class 3                       1,432,079       17.13           24,526,233       16,746,155         1
SAST Capital Growth Portfolio Class 1                          72,746       12.36              898,784          632,624         1
SAST Capital Growth Portfolio Class 3                         315,353       12.12            3,823,323        2,452,661         1
SAST Blue Chip Growth Portfolio Class 1                       164,675        9.52            1,567,805        1,278,231         1
SAST Blue Chip Growth Portfolio Class 3                       334,633        9.46            3,167,173        2,537,468         1
SAST Growth Opportunities Portfolio Class 1                   197,140       10.30            2,031,411        1,459,485         1
SAST Growth Opportunities Portfolio Class 3                 2,292,711        9.97           22,855,474       15,418,127         1
SAST Technology Portfolio Class 1                              95,591        3.67              350,624          258,914         1
SAST Technology Portfolio Class 3                             201,598        3.56              718,532          589,574         1
SAST Marsico Focused Growth Portfolio Class 3               1,311,107       12.43           16,291,121       13,810,653         1
SAST Small & Mid Cap Value Portfolio Class 3                2,172,018       21.97           47,709,929       31,148,044         1
SAST Foreign Value Portfolio Class 3                        6,206,789       17.03          105,700,199       80,043,909         1
SAST Cash Management Portfolio Class 1                      1,317,392       10.59           13,948,521       14,026,854         1
SAST Cash Management Portfolio Class 3                      1,109,744       10.45           11,594,279       11,606,638         1
SAST Corporate Bond Portfolio Class 1                       4,107,334       13.31           54,649,711       50,822,019         1
SAST Corporate Bond Portfolio Class 3                      15,651,650       13.23          207,084,383      197,796,889         1
SAST Global Bond Portfolio Class 1                          1,064,391       11.12           11,831,585       12,944,084         1
SAST Global Bond Portfolio Class 3                          3,810,085       10.98           41,823,434       44,561,561         1
SAST High-Yield Bond Portfolio Class 1                      2,184,457        6.00           13,109,667       11,741,038         1
SAST High-Yield Bond Portfolio Class 3                      7,540,909        5.97           44,998,208       41,281,645         1
AST Asset Allocation Portfolio Class 1                        741,143       16.21           12,011,828        9,716,794         1
AST Asset Allocation Portfolio Class 3                        800,542       16.12           12,907,632       11,224,357         1
SAST Growth-Income Portfolio Class 1                          686,192       29.86           20,492,451       15,330,327         1
SAST Growth-Income Portfolio Class 3                        1,637,710       29.77           48,750,303       42,417,689         1
SAST Global Equities Portfolio Class 1                        304,722       18.19            5,542,705        4,482,465         1
SAST Global Equities Portfolio Class 3                        130,440       18.06            2,356,088        1,839,241         1
SAST Alliance Growth Portfolio Class 1                        681,329       35.43           24,138,772       20,168,705         1
SAST Alliance Growth Portfolio Class 3                        300,356       35.21           10,575,523        6,781,527         1
SAST MFS Massachusetts Investors Trust Portfolio Class 1      266,011       20.70            5,506,440        3,710,706         1
SAST MFS Massachusetts Investors Trust Portfolio Class 3    4,338,465       20.63           89,501,822       64,259,212         1

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                       Net Asset
                                                                       Value Per   Value of Shares at   Cost of Shares
Sub-accounts                                                 Shares     Share($)      Fair Value($)         Held($)      Level(1)
---------------------------------------------------------  ----------  ----------  -------------------  ---------------  --------
SAST Fundamental Growth Portfolio Class 1                     476,535  $    24.80  $        11,816,168  $     9,385,956         1
SAST Fundamental Growth Portfolio Class 3                     157,344       24.24            3,814,180        2,249,331         1
SAST Dynamic Allocation Portfolio Class 3                  27,070,266       12.37          334,890,050      306,804,800         1
SAST International Diversified Equities Portfolio Class 1     491,572       10.34            5,080,422        4,299,648         1
SAST International Diversified Equities Portfolio Class 3   1,362,732       10.27           13,989,832       12,237,484         1
SAST Davis Venture Value Portfolio Class 1                  2,051,464       28.69           58,859,770       46,936,522         1
SAST Davis Venture Value Portfolio Class 3                  3,604,826       28.59          103,053,887       81,846,070         1
SAST MFS Total Return Portfolio Class 1                     4,415,460       18.22           80,445,917       67,481,983         1
SAST MFS Total Return Portfolio Class 3                     7,231,989       18.18          131,456,196      110,576,629         1
SAST Total Return Bond Portfolio Class 1                    2,563,365        8.73           22,383,326       22,637,925         1
SAST Total Return Bond Portfolio Class 3                   20,451,845        8.65          176,911,221      180,860,966         1
SAST Telecom Utility Portfolio Class 1                        172,125       14.22            2,446,966        1,936,869         1
SAST Telecom Utility Portfolio Class 3                        119,428       14.16            1,690,796        1,361,135         1
SAST Equity Opportunities Portfolio Class 1                   570,523       17.40            9,928,834        5,891,543         1
SAST Equity Opportunities Portfolio Class 3                 1,099,154       17.36           19,077,053       16,721,801         1
SAST Aggressive Growth Portfolio Class 1                      356,337       16.12            5,743,097        4,349,275         1
SAST Aggressive Growth Portfolio Class 3                       63,964       15.81            1,011,200          763,195         1
SAST International Growth and Income Portfolio Class 1        886,646       10.78            9,560,940        8,172,134         1
SAST International Growth and Income Portfolio Class 3      2,302,748       10.79           24,846,281       17,022,246         1
SAST Emerging Markets Portfolio Class 1                       730,623        7.83            5,720,283        5,866,705         1
SAST Emerging Markets Portfolio Class 3                     1,842,637        7.73           14,235,894       13,170,056         1
SAST Real Estate Portfolio Class 1                            325,448       14.13            4,597,413        3,729,921         1
SAST Real Estate Portfolio Class 3                          1,622,133       14.03           22,753,729       17,991,267         1
SAST Dogs of Wall Street Portfolio Class 1                    380,740       12.78            4,867,238        3,359,901         1
SAST Dogs of Wall Street Portfolio Class 3                  1,703,512       12.72           21,663,776       19,184,687         1
SAST Balanced Portfolio Class 1                             1,018,642       18.95           19,305,044       15,816,069         1
SAST Balanced Portfolio Class 3                               829,906       18.88           15,671,824       13,875,485         1
SST Real Return Portfolio Class 3                           5,894,764        9.63           56,760,660       58,716,586         1

(1) Represents the level within the fair value hiearchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                            Lord Abbett
                                             Growth and         American Funds       American Funds       Lord Abbett Mid
                                          Income Portfolio       Growth-Income         Growth Fund           Cap Stock
                                              Class VC           Fund Class 2            Class 2         Portfolio Class VC
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $          (397,461)  $        1,784,534   $          112,230   $          (349,873)
  Net realized gain (losses)                      5,056,788           14,859,818            9,845,708             2,840,942
  Capital gain dist from mutual funds                     -                    -                    -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                  30,914,846           91,490,863           48,194,463            16,764,357
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                  35,574,173          108,135,215           58,152,401            19,255,426
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                    2,163,605           17,371,288           11,440,690               935,985
  Cost of units redeemed                        (17,569,736)         (47,679,141)         (27,007,570)          (10,479,928)
  Net transfers                                 (12,456,034)         (26,569,614)         (10,936,983)           (2,690,032)
  Contract maintenance charge                      (248,586)            (719,041)            (576,684)              (79,824)
  Adjustments to net assets allocated
    to contracts in payout period                   (20,959)             (21,300)             (13,723)               (3,237)
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                              (28,131,710)         (57,617,808)         (27,094,270)          (12,317,036)
                                        -------------------   ------------------   ------------------   -------------------

Increase (decrease) in net assets                 7,442,463           50,517,407           31,058,131             6,938,390
Net assets at beginning of period               113,648,797          361,539,052          213,618,638            71,011,190
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       121,091,260   $      412,056,459   $      244,676,769   $        77,949,580
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $            66,654   $        2,579,474   $         (209,234)  $          (183,913)
  Net realized gain (losses)                     (3,708,026)          (5,981,338)              95,264            (3,185,443)
  Change in net unrealized
    appreciation (depreciation)
    of investments                               16,406,602           60,050,881           34,057,381            13,009,139
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      12,765,230           56,649,017           33,943,411             9,639,783
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      858,779            4,484,460            6,368,673               309,173
  Cost of units redeemed                        (17,005,182)         (50,710,272)         (29,596,995)          (12,217,793)
  Net transfers                                  (3,502,831)         (12,228,850)          (4,577,295)           (3,901,936)
  Contract maintenance charge                        (8,656)             (32,325)             (18,081)               (4,787)
  Adjustments to net assets allocated
   to contracts in payout period                     (2,049)               2,710               (1,453)               (1,344)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                (19,659,939)         (58,484,277)         (27,825,151)          (15,816,687)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets              (6,894,709)          (1,835,260)           6,118,260            (6,176,904)
Net assets at beginning of period               120,543,506          363,374,312          207,500,378            77,188,094
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       113,648,797   $      361,539,052   $      213,618,638   $        71,011,190
                                        ===================   ==================   ==================   ===================

                                                                                       Invesco VI
                                          American Funds       American Funds           American             Invesco VI
                                         Asset Allocation       Global Growth        Franchise Fund        Comstock Fund
                                           Fund Class 2         Fund Class 2           Series II             Series II
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $        2,078,870   $        1,103,287   $           (34,549)  $         1,424,823
  Net realized gain (losses)                     9,106,079           12,519,949               584,043            12,385,002
  Capital gain dist from mutual funds                    -                    -                     -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                 55,686,860           61,244,792             1,238,832            61,675,264
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                 66,871,809           74,868,028             1,788,326            75,485,089
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   6,889,694           17,265,350               208,324            18,054,343
  Cost of units redeemed                       (40,347,458)         (33,257,295)             (904,525)          (30,667,064)
  Net transfers                                 32,064,064          (11,524,701)             (415,744)           (7,805,993)
  Contract maintenance charge                     (865,136)            (897,878)               (6,384)             (816,511)
  Adjustments to net assets allocated
    to contracts in payout period                  (26,184)             (11,848)                   (1)               (9,618)
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                              (2,285,020)         (28,426,372)           (1,118,330)          (21,244,843)
                                        ------------------   ------------------   -------------------   -------------------

Increase (decrease) in net assets               64,586,789           46,441,656               669,996            54,240,246
Net assets at beginning of period              300,997,387          281,089,756             5,229,170           229,267,327
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $      365,584,176   $      327,531,412   $         5,899,166   $       283,507,573
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $        3,060,571   $           31,929   $           (50,047)  $         1,411,505
  Net realized gain (losses)                     1,204,520              596,223               591,719            (3,950,014)
  Change in net unrealized
    appreciation (depreciation)
    of investments                              39,064,339           53,192,462               170,578            39,868,330
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
      resulting from operations                 43,329,430           53,820,614               712,250            37,329,821
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   3,824,970            8,832,218                24,805             7,106,835
  Cost of units redeemed                       (41,318,388)         (36,748,560)           (1,098,491)          (31,599,850)
  Net transfers                                 (3,866,404)          (6,143,318)             (194,568)              823,366
  Contract maintenance charge                      (28,126)             (27,332)                 (394)              (22,072)
  Adjustments to net assets allocated
   to contracts in payout period                    (3,401)              (5,435)                    -                (4,196)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                              (41,391,349)         (34,092,427)           (1,268,648)          (23,695,917)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets              1,938,081           19,728,187              (556,398)           13,633,904
Net assets at beginning of period              299,059,306          261,361,569             5,785,568           215,633,423
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $      300,997,387   $      281,089,756   $         5,229,170   $       229,267,327
                                        ===================   ==================   ==================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                                                                        Franklin
                                                                                     Templeton VIP
                                        Invesco VI Growth                            Founding Funds
                                         and Income Fund       Franklin Income      Allocations Fund        AST Growth
                                            Series II          Securities Fund          Class 2          Portfolio Class 1
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $         1,004,785   $        1,357,203   $        2,737,703   $           (50,136)
  Net realized gain (losses)                     13,699,387              603,155            2,476,439               739,224
  Capital gain dist from mutual funds             2,333,506                    -            4,272,630                     -
  Change in net unrealized
    appreciation (depreciation)
    of investments                               57,719,618            1,361,628           (4,938,852)            8,201,593
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net
      assets resulting from operations           74,757,296            3,321,986            4,547,920             8,890,681
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   18,598,899            3,610,916            1,399,637                55,218
  Cost of units redeemed                        (30,225,910)          (3,186,969)          (2,565,881)           (4,650,885)
  Net transfers                                 (13,689,012)           7,979,740          (11,277,162)           (1,245,436)
  Contract maintenance charge                    (1,007,100)            (133,600)            (165,979)                  (33)
  Adjustments to net assets allocated
    to contracts in payout period                    (3,478)                 (64)                   -               (19,212)
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                              (26,326,601)           8,270,023          (12,609,385)           (5,860,348)
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets                48,430,695           11,592,009           (8,061,465)            3,030,333
Net assets at beginning of period               241,424,945           21,935,076           25,355,257            29,006,679
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       289,855,640   $       33,527,085   $       17,293,792   $        32,037,012
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $         1,022,027   $        1,091,305   $          469,712   $          (120,088)
  Net realized gain (losses)                     (2,356,748)             362,423              179,852            (2,012,945)
  Change in net unrealized
    appreciation
    (depreciation) of investments                31,236,649              633,160            2,649,920             6,005,228
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      29,901,928            2,086,888            3,299,484             3,872,195
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                    8,919,040            1,769,720              353,288                53,593
  Cost of units redeemed                        (31,803,458)          (1,599,418)          (1,736,554)           (4,899,463)
  Net transfers                                   6,668,391            4,503,224              (64,618)           (1,618,497)
  Contract maintenance charge                       (23,386)              (2,850)              (2,738)                    -
  Adjustments to net assets allocated
    to contracts in payout period                     1,665               (2,072)                   -                 5,415
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                (16,237,748)           4,668,604           (1,450,622)           (6,458,952)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets              13,664,180            6,755,492            1,848,862            (2,586,757)
Net assets at beginning of period               227,760,765           15,179,584           23,506,395            31,593,436
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       241,424,945   $       21,935,076   $       25,355,257   $        29,006,679
                                        ===================   ==================   ==================   ===================

                                                               AST Government       AST Government          AST Capital
                                            AST Growth        and Quality Bond     and Quality Bond        Appreciation
                                        Portfolio Class 3    Portfolio Class 1     Portfolio Class 3     Portfolio Class 1
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $          (15,367)  $          648,360   $         2,036,881   $          (703,412)
  Net realized gain (losses)                       254,578              170,844                51,258             3,411,301
  Capital gain dist from mutual funds                    -              413,904             1,448,870             8,255,267
  Change in net unrealized
    appreciation (depreciation)
    of investments                               1,129,869           (2,629,832)           (8,281,746)           11,213,129
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net
      assets resulting from operations           1,369,080           (1,396,724)           (4,744,737)           22,176,285
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     464,579              106,876            22,652,649               104,340
  Cost of units redeemed                          (471,910)          (7,011,379)          (12,003,848)          (10,320,758)
  Net transfers                                     99,724             (608,235)           35,176,525            (2,816,070)
  Contract maintenance charge                      (19,587)                 (35)             (967,331)                 (110)
  Adjustments to net assets allocated
    to contracts in payout period                     (809)             (27,875)                  102                  (163)
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                  71,997           (7,540,648)           44,858,097           (13,032,761)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets                1,441,077           (8,937,372)           40,113,360             9,143,524
Net assets at beginning of period                4,064,970           50,507,978           131,175,049            70,324,246
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $        5,506,047   $       41,570,606   $       171,288,409   $        79,467,770
                                        ==================   ==================   ===================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $          (23,970)  $          685,081   $         1,428,098   $          (697,670)
  Net realized gain (losses)                      (171,917)           1,268,855             2,065,135             4,902,774
  Change in net unrealized
    appreciation
    (depreciation) of investments                  698,033             (453,864)             (608,287)           10,999,990
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                        502,146            1,500,072             2,884,946            15,205,094
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     128,796              215,711            14,873,146               222,528
  Cost of units redeemed                          (594,814)          (8,900,209)          (12,549,690)          (11,250,022)
  Net transfers                                     71,376            1,295,244            28,967,979            (4,035,391)
  Contract maintenance charge                         (736)                   -               (15,196)                    -
  Adjustments to net assets allocated
    to contracts in payout period                        -               12,155                   (88)               (1,244)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                  (395,378)          (7,377,099)           31,276,151           (15,064,129)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets                106,768           (5,877,027)           34,161,097               140,965
Net assets at beginning of period                3,958,202           56,385,005            97,013,952            70,183,281
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $        4,064,970   $       50,507,978   $       131,175,049   $        70,324,246
                                        ===================  ==================   ===================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                            AST Capital          SAST Equity          AST Natural           SAST Small
                                           Appreciation        Index Portfolio         Resources           Company Value
                                         Portfolio Class 3         Class 1         Portfolio Class 3     Portfolio Class 3
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $        (1,072,654)  $          (95,668)  $           (8,962)  $           (97,244)
  Net realized gain (losses)                      4,636,617              282,268             (415,244)            5,164,626
  Capital gain dist from mutual funds            14,492,721                    -                    -               110,374
  Change in net unrealized
    appreciation (depreciation) of
    investments                                  18,268,213            2,486,984              695,465             5,203,554
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                  36,324,897            2,673,584              271,259            10,381,310
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   14,304,721                8,995              215,479             1,995,659
  Cost of units redeemed                        (13,911,103)          (1,076,808)            (525,287)           (3,158,170)
  Net transfers                                   1,636,601                 (860)              (2,429)           (7,691,324)
  Contract maintenance charge                      (493,304)                   -              (25,579)             (223,061)
  Adjustments to net assets allocated
    to contracts in payout period                    (1,437)                 214                    -                    (3)
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                1,535,478           (1,068,459)            (337,816)           (9,076,899)
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets                37,860,375            1,605,125              (66,557)            1,304,411
Net assets at beginning of period               108,356,635            9,437,667            5,868,674            34,154,723
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       146,217,010   $       11,042,792   $        5,802,117   $        35,459,134
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $          (968,506)  $         (105,062)  $           (3,864)  $          (205,903)
  Net realized gain (losses)                      1,567,165               65,292             (481,228)              687,235
  Change in net unrealized
    appreciation
    (depreciation) of investments                22,352,254            1,297,916              620,875             4,462,652
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      22,950,913            1,258,146              135,783               549,303
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                    1,801,086                4,076               37,709             2,047,682
  Cost of units redeemed                        (16,250,814)          (1,348,987)            (740,398)             (286,641)
  Net transfers                                  (5,241,313)             (96,849)              58,529             2,087,767
  Contract maintenance charge                       (17,021)                   -               (1,230)               (4,209)
  Adjustments to net assets allocated
    to contracts in payout period                    (3,762)                 851                    -                  (243)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                (19,711,824)          (1,440,909)            (645,390)            1,268,356
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets               3,239,089             (182,763)            (509,607)            6,212,340
Net assets at beginning of period               105,117,546            9,620,430            6,378,281            27,942,383
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       108,356,635   $        9,437,667   $        5,868,674   $        34,154,723
                                        ===================   ==================   ==================   ===================

                                           SAST Mid-Cap         SAST Mid-Cap         SAST Capital          SAST Capital
                                         Growth Portfolio     Growth Portfolio     Growth Portfolio      Growth Portfolio
                                             Class 1              Class 3               Class 1               Class 3
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $          (35,354)  $         (212,331)  $              (820)  $           (10,747)
  Net realized gain (losses)                       286,502            1,361,732                45,445               203,069
  Capital gain dist from mutual funds                    -                    -                     -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                  1,141,135            6,235,130               167,447               671,446
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                  1,392,283            7,384,531               212,072               863,768
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      10,579            2,091,461                    28               217,848
  Cost of units redeemed                          (476,699)          (1,184,701)             (119,814)             (362,059)
  Net transfers                                    294,289           (1,472,102)              (32,741)             (132,972)
  Contract maintenance charge                            -             (147,778)                    -               (16,173)
  Adjustments to net assets allocated
    to contracts in payout period                     (218)                 115                     -                     -
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                (172,049)            (713,005)             (152,527)             (293,356)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets                1,220,234            6,671,526                59,545               570,412
Net assets at beginning of period                3,400,165           17,854,707               839,239             3,252,911
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $        4,620,399   $       24,526,233   $           898,784   $         3,823,323
                                        ==================   ==================   ===================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $          (30,839)  $         (132,892)  $            (4,821)  $           (23,044)
  Net realized gain (losses)                       251,758              446,816                92,305               (18,099)
  Change in net unrealized
    appreciation
    (depreciation) of investments                  289,384            1,154,736                41,531               432,442
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                        510,303            1,468,660               129,015               391,299
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      33,515            3,405,189                35,381               115,762
  Cost of units redeemed                          (584,289)          (1,077,858)             (300,248)             (373,094)
  Net transfers                                    (80,686)           6,198,179              (163,171)               10,123
  Contract maintenance charge                            -               (2,394)                    -                  (421)
  Adjustments to net assets allocated
    to contracts in payout period                        -                    -                     -                     -
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                  (631,460)           8,523,116              (428,038)             (247,630)
                                        ------------------   ------------------   -------------------   -------------------

  Increase (decrease) in net assets               (121,157)           9,991,776              (299,023)              143,669
Net assets at beginning of period                3,521,322            7,862,931             1,138,262             3,109,242
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $        3,400,165   $       17,854,707   $           839,239   $         3,252,911
                                        ==================   ==================   ===================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                          SAST Blue Chip        SAST Blue Chip        SAST Growth           SAST Growth
                                         Growth Portfolio      Growth Portfolio      Opportunities         Opportunities
                                              Class 1              Class 3         Portfolio Class 1     Portfolio Class 3
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $            (6,922)  $          (22,430)  $          (16,143)  $          (234,076)
  Net realized gain (losses)                        123,133              178,595              129,743             5,983,153
  Capital gain dist from mutual funds               105,228              212,620              108,869             1,338,186
  Change in net unrealized
    appreciation (depreciation) of
    investments                                     160,720              408,554              354,125               902,330
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                     382,159              777,339              576,594             7,989,593
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      202,980              480,350                  955             1,798,671
  Cost of units redeemed                           (115,638)            (172,366)            (221,652)           (1,989,138)
  Net transfers                                      (6,628)            (194,027)              37,990            (9,862,191)
  Contract maintenance charge                             -              (14,083)                   -              (199,541)
  Adjustments to net assets allocated
    to contracts in payout period                         -                    -                 (487)                   79
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                   80,714               99,874             (183,194)          (10,252,120)
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets                   462,873              877,213              393,400            (2,262,527)
Net assets at beginning of period                 1,104,932            2,289,960            1,638,011            25,118,001
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $         1,567,805   $        3,167,173   $        2,031,411   $        22,855,474
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $            (9,905)  $          (19,534)  $          (13,927)  $          (198,290)
  Net realized gain (losses)                         30,117              103,776              198,072             1,985,496
  Change in net unrealized
    appreciation
    (depreciation) of investments                    86,425              102,347               56,953             1,553,365
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                         106,637              186,589              241,098             3,340,571
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           197,057               62,819             1,854,260
  Cost of units redeemed                            (97,007)            (202,506)            (260,619)           (1,823,607)
  Net transfers                                      63,172              331,396               44,508             1,946,027
  Contract maintenance charge                             -                 (339)                   -                (2,050)
  Adjustments to net assets allocated
    to contracts in payout period                         -                    -                    -                     -
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                    (33,835)             325,608             (153,292)            1,974,630
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets                  72,802              512,197               87,806             5,315,201
Net assets at beginning of period                 1,032,130            1,777,763            1,550,205            19,802,800
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $         1,104,932   $        2,289,960   $        1,638,011   $        25,118,001
                                        ===================   ==================   ==================   ===================

                                                                                     SAST Marsico          SAST Small &
                                         SAST Technology      SAST Technology       Focused Growth         Mid Cap Value
                                        Portfolio Class 1    Portfolio Class 3     Portfolio Class 3     Portfolio Class 3
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $           (2,852)  $           (5,747)  $           (80,666)  $          (343,083)
  Net realized gain (losses)                        14,418               25,372               255,911            11,524,184
  Capital gain dist from mutual funds                    -                    -               347,702             3,495,570
  Change in net unrealized
    appreciation (depreciation) of
    investments                                     59,507              120,020             2,037,620             1,583,782
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                     71,073              139,645             2,560,567            16,260,453
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                           -               77,723             4,817,724             3,297,852
  Cost of units redeemed                           (35,878)            (129,424)             (602,656)           (4,535,795)
  Net transfers                                      4,639               19,514             4,941,860           (18,397,891)
  Contract maintenance charge                            -               (2,213)              (53,891)             (385,819)
  Adjustments to net assets allocated
    to contracts in payout period                        -                    -                     2                  (824)
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                 (31,239)             (34,400)            9,103,039           (20,022,477)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets                   39,834              105,245            11,663,606            (3,762,024)
Net assets at beginning of period                  310,790              613,287             4,627,515            51,471,953
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $          350,624   $          718,532   $        16,291,121   $        47,709,929
                                        ==================   ==================   ===================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $           (3,020)  $           (5,756)  $           (32,418)  $          (244,314)
  Net realized gain (losses)                        31,306               49,046                (6,580)            6,478,904
  Change in net unrealized
    appreciation
    (depreciation) of investments                   (5,190)              (6,758)              354,645             1,612,463
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                         23,096               36,532               315,647             7,847,053
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                           -               34,047               595,466             1,786,723
  Cost of units redeemed                           (69,568)             (80,008)             (334,820)           (4,341,865)
  Net transfers                                     38,549               36,833               881,062             1,620,316
  Contract maintenance charge                            -                 (139)                 (570)               (4,977)
  Adjustments to net assets allocated
    to contracts in payout period                        -                    -                     -                  (269)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                   (31,019)              (9,267)            1,141,138              (940,072)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets                 (7,923)              27,265             1,456,785             6,906,981
Net assets at beginning of period                  318,713              586,022             3,170,730            44,564,972
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $          310,790   $          613,287   $         4,627,515   $        51,471,953
                                        ==================   ==================   ===================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                           SAST Foreign           SAST Small           SAST Cash             SAST Cash
                                          Value Portfolio       Company Value          Management           Management
                                              Class 3         Portfolio Class 1    Portfolio Class 1     Portfolio Class 3
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $           726,527   $          (13,567)  $         (135,466)  $           (85,393)
  Net realized gain (losses)                      3,816,364              229,965              (70,656)              (57,062)
  Capital gain dist from mutual funds                     -               12,413                    -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                  15,382,419              887,303               33,497                 6,335
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                  19,925,310            1,116,114             (172,625)             (136,120)
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   10,505,214                    -              714,361             7,084,893
  Cost of units redeemed                         (8,123,126)            (522,963)         (15,866,973)          (11,277,355)
  Net transfers                                  (5,559,877)              21,890           14,409,027             5,997,005
  Contract maintenance charge                      (691,032)                   -                   (6)              (61,115)
  Adjustments to net assets allocated
    to contracts in payout period                        (8)                   -                 (389)                    -
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                               (3,868,829)            (501,073)            (743,980)            1,743,428
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets                16,056,481              615,041             (916,605)            1,607,308
Net assets at beginning of period                89,643,718            3,587,475           14,865,126             9,986,971
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $       105,700,199   $        4,202,516   $       13,948,521   $        11,594,279
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $           861,825   $          (29,626)  $         (154,071)  $           (89,660)
  Net realized gain (losses)                     (6,408,596)              57,713              (77,876)              (56,006)
  Change in net unrealized
    appreciation
    (depreciation) of investments                19,661,545              521,216               39,746                 5,164
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      14,114,774              549,303             (192,201)             (140,502)
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                    8,647,581                  138              478,285             3,070,825
  Cost of units redeemed                         (7,061,379)            (485,936)         (10,231,544)          (12,952,117)
  Net transfers                                   9,167,583             (157,405)           5,770,562             6,585,958
  Contract maintenance charge                       (10,665)                   -                    -                (2,637)
  Adjustments to net assets allocated
    to contracts in payout period                      (516)                   -                1,138                     -
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                 10,742,604             (643,203)          (3,981,559)           (3,297,971)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets              24,857,378              (93,900)          (4,173,760)           (3,438,473)
Net assets at beginning of period                64,786,340            3,681,375           19,038,886            13,425,444
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $        89,643,718   $        3,587,475   $       14,865,126   $         9,986,971
                                        ===================   ==================   ==================   ===================


                                          SAST Corporate       SAST Corporate         SAST Global           SAST Global
                                          Bond Portfolio       Bond Portfolio       Bond Portfolio        Bond Portfolio
                                             Class 1              Class 3               Class 1               Class 3
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $        1,897,934   $        6,472,339   $            23,586   $            53,465
  Net realized gain (losses)                     1,415,631            2,782,455              (222,224)             (247,755)
  Capital gain dist from mutual funds              662,381            2,362,833               103,336               327,871
  Change in net unrealized
    appreciation (depreciation) of
    investments                                 (3,718,693)         (10,926,668)             (498,775)           (1,574,774)
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                    257,253              690,959              (594,077)           (1,441,193)
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      38,082           18,524,405                 5,712             6,276,415
  Cost of units redeemed                        (8,148,593)         (20,347,620)           (1,665,793)           (3,343,934)
  Net transfers                                 (1,016,663)          23,497,752               439,209            10,093,210
  Contract maintenance charge                          (16)            (957,826)                    -              (209,635)
  Adjustments to net assets allocated
    to contracts in payout period                   (1,238)               2,882                   (46)                   53
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                              (9,128,428)          20,719,593            (1,220,918)           12,816,109
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets               (8,871,175)          21,410,552            (1,814,995)           11,374,916
Net assets at beginning of period               63,520,886          185,673,831            13,646,580            30,448,518
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $       54,649,711   $      207,084,383   $        11,831,585   $        41,823,434
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $        2,800,982   $        7,697,733   $         1,054,129   $         2,258,534
  Net realized gain (losses)                     2,705,162            5,566,879               212,614               324,471
  Change in net unrealized
    appreciation
    (depreciation) of investments                1,096,878            4,132,188              (836,563)           (1,830,004)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      6,603,022           17,396,800               430,180               753,001
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     255,902            6,688,754                21,178             1,688,813
  Cost of units redeemed                       (11,091,791)         (20,875,434)           (2,189,290)           (2,777,336)
  Net transfers                                   (267,928)           9,674,981               281,983             4,343,550
  Contract maintenance charge                            -              (23,323)                    -                (3,616)
  Adjustments to net assets allocated
    to contracts in payout period                      925                 (481)                  (55)               (1,040)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                               (11,102,892)          (4,535,503)           (1,886,184)            3,250,371
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets             (4,499,870)          12,861,297            (1,456,004)            4,003,372
Net assets at beginning of period               68,020,756          172,812,534            15,102,584            26,445,146
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $       63,520,886   $      185,673,831   $        13,646,580   $        30,448,518
                                        ===================   ==================   ==================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                          SAST High-Yield      SAST High-Yield         AST Asset             AST Asset
                                          Bond Portfolio        Bond Portfolio         Allocation           Allocation
                                              Class 1              Class 3         Portfolio Class 1     Portfolio Class 3
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $           573,007   $        1,850,173   $          196,227   $           204,396
  Net realized gain (losses)                        426,409              614,468              598,961               365,041
  Capital gain dist from mutual funds                     -                    -                    -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                    (102,632)             194,354            1,088,762               851,589
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                     896,784            2,658,995            1,883,950             1,421,026
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                        3,460            4,266,069               26,861               468,852
  Cost of units redeemed                         (2,034,618)          (4,639,769)          (2,462,289)             (891,799)
  Net transfers                                     271,731            4,127,011              126,904             5,343,708
  Contract maintenance charge                             -             (197,499)                 (18)              (52,059)
  Adjustments to net assets allocated
    to contracts in payout period                        (2)                 116                 (624)                    -
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                               (1,759,429)           3,555,928           (2,309,166)            4,868,702
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets                  (862,645)           6,214,923             (425,216)            6,289,728
Net assets at beginning of period                13,972,312           38,783,285           12,437,044             6,617,904
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $        13,109,667   $       44,998,208   $       12,011,828   $        12,907,632
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $           740,472   $        1,999,330   $          253,754   $           129,806
  Net realized gain (losses)                        (21,925)          (1,115,149)               6,403               109,188
  Change in net unrealized
    appreciation (depreciation)
    of investments                                1,343,682            4,550,604            1,045,456               376,519
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                       2,062,229            5,434,785            1,305,613               615,513
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      108,292            1,164,194              173,940               556,310
  Cost of units redeemed                         (2,531,715)          (4,182,874)          (1,976,674)             (720,379)
  Net transfers                                     687,677            1,350,182              231,742               710,906
  Contract maintenance charge                             -               (5,321)                   -                (1,234)
  Adjustments to net assets allocated
    to contracts in payout period                       (64)                 420                 (503)                    -
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                 (1,735,810)          (1,673,399)          (1,571,495)              545,603
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets                 326,419            3,761,386             (265,882)            1,161,116
Net assets at beginning of period                13,645,893           35,021,899           12,702,926             5,456,788
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $        13,972,312   $       38,783,285   $       12,437,044   $         6,617,904
                                        ===================   ==================   ==================   ===================

                                           SAST Growth-         SAST Growth-          SAST Global           SAST Global
                                         Income Portfolio     Income Portfolio    Equities Portfolio    Equities Portfolio
                                             Class 1              Class 3               Class 1               Class 3
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $           66,847   $          244,538   $           (29,122)  $            (9,084)
  Net realized gain (losses)                       761,893              633,471               110,157                62,351
  Capital gain dist from mutual funds              356,678              688,754                     -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                  3,956,117            5,164,233             1,093,524               339,453
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                  5,141,535            6,730,996             1,174,559               392,720
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      15,263           13,881,666                 2,052               567,856
  Cost of units redeemed                        (2,511,398)          (1,424,205)             (480,941)             (142,005)
  Net transfers                                   (232,303)          15,932,863              (132,577)              117,197
  Contract maintenance charge                         (259)            (181,893)                    -                (5,510)
  Adjustments to net assets allocated
    to contracts in payout period                     (957)                  20                   (48)                    -
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                              (2,729,654)          28,208,451              (611,514)              537,538
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets                2,411,881           34,939,447               563,045               930,258
Net assets at beginning of period               18,080,570           13,810,856             4,979,660             1,425,830
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $       20,492,451   $       48,750,303   $         5,542,705   $         2,356,088
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $          107,036   $           94,079   $           (18,189)  $            (4,320)
  Net realized gain (losses)                      (498,929)            (131,802)             (216,598)              (26,804)
  Change in net unrealized
    appreciation
    (depreciation) of investments                2,544,038            1,080,597               961,518               213,035
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      2,152,145            1,042,874               726,731               181,911
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     124,170            2,729,532                 1,831               165,542
  Cost of units redeemed                        (2,064,160)            (794,425)             (609,688)             (161,141)
  Net transfers                                    (39,086)           4,172,108               (17,906)               84,100
  Contract maintenance charge                            -               (1,306)                    -                  (183)
  Adjustments to net assets allocated
    to contracts in payout period                    2,521                   15                   100                     -
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                (1,976,555)           6,105,924              (625,663)               88,318
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets                175,590            7,148,798               101,068               270,229
Net assets at beginning of period               17,904,980            6,662,058             4,878,592             1,155,601
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $       18,080,570   $       13,810,856   $         4,979,660   $         1,425,830
                                        ===================   ==================   ==================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                                                                        SAST MFS             SAST MFS
                                           SAST Alliance        SAST Alliance        Massachusetts         Massachusetts
                                         Growth Portfolio      Growth Portfolio     Investors Trust       Investors Trust
                                              Class 1              Class 3         Portfolio Class 1     Portfolio Class 3
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $          (204,233)  $          (81,738)  $          (12,025)  $          (316,003)
  Net realized gain (losses)                         68,316              494,271              301,735             3,302,340
  Capital gain dist from mutual funds                     -                    -              100,928             1,499,071
  Change in net unrealized
    appreciation (depreciation) of
    investments                                   6,994,130            2,592,284              931,550            13,382,805
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                   6,858,213            3,004,817            1,322,188            17,868,213
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                          756              269,437               20,672            18,437,117
  Cost of units redeemed                         (3,306,971)          (1,139,139)            (582,518)           (4,571,260)
  Net transfers                                    (635,295)            (453,195)             530,712             6,824,887
  Contract maintenance charge                          (425)             (21,477)                   -              (524,303)
  Adjustments to net assets allocated
    to contracts in payout period                       513                    1                  103                    17
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                               (3,941,422)          (1,344,373)             (31,031)           20,166,458
                                        -------------------   ------------------   ------------------   -------------------

Increase (decrease) in net assets                 2,916,791            1,660,444            1,291,157            38,034,671
Net assets at beginning of period                21,221,981            8,915,079            4,215,283            51,467,151
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $        24,138,772   $       10,575,523   $        5,506,440   $        89,501,822
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $          (154,578)  $          (61,508)  $           (5,154)  $          (129,623)
  Net realized gain (losses)                       (566,146)             274,786              196,916             1,003,941
  Change in net unrealized
    appreciation
    (depreciation) of investments                 3,785,817            1,150,393              517,602             5,872,294
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                       3,065,093            1,363,671              709,364             6,746,612
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                       21,488               82,881               18,931             6,135,092
  Cost of units redeemed                         (2,341,267)          (1,448,490)            (406,283)           (3,169,902)
  Net transfers                                    (138,920)            (211,687)            (107,468)            8,369,853
  Contract maintenance charge                             -               (1,550)                   -                (4,836)
  Adjustments to net assets allocated
    to contracts in payout period                     1,531                    -                   62                     -
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                 (2,457,168)          (1,578,846)            (494,758)           11,330,207
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets                 607,925             (215,175)             214,606            18,076,819
Net assets at beginning of period                20,614,056            9,130,254            4,000,677            33,390,332
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $        21,221,981   $        8,915,079   $        4,215,283   $        51,467,151
                                        ===================   ==================   ==================   ===================

                                                                                                               SAST
                                               SAST                 SAST                                   International
                                           Fundamental          Fundamental          SAST Dynamic           Diversified
                                         Growth Portfolio     Growth Portfolio        Allocation        Equities Portfolio
                                             Class 1              Class 3          Portfolio Class 3          Class 1
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $         (115,321)  $          (31,191)  $        (1,738,733)  $            84,406
  Net realized gain (losses)                       130,779              368,018                52,371               101,046
  Capital gain dist from mutual funds                    -                    -               345,886                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                  3,264,752              760,994            27,763,670               685,335
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                  3,280,210            1,097,821            26,423,194               870,787
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                       6,254               94,976           151,179,015                 1,560
  Cost of units redeemed                        (1,449,698)            (210,895)           (3,360,602)             (531,459)
  Net transfers                                    (25,433)            (473,346)           91,299,086                27,284
  Contract maintenance charge                         (171)             (22,326)           (1,842,091)                   (2)
  Adjustments to net assets allocated
    to contracts in payout period                      460                 (420)                  (11)              (13,675)
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                              (1,468,588)            (612,011)          237,275,397              (516,292)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets                1,811,622              485,810           263,698,591               354,495
Net assets at beginning of period               10,004,546            3,328,370            71,191,459             4,725,927
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $       11,816,168   $        3,814,180   $       334,890,050   $         5,080,422
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $         (113,353)  $          (27,913)  $           390,108   $            (2,172)
  Net realized gain (losses)                      (153,028)              72,701                11,740              (252,522)
  Change in net unrealized
    appreciation
    (depreciation) of investments                1,718,384              383,013             1,138,013               983,657
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                      1,452,003              427,801             1,539,861               728,963
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      35,463               82,807            43,431,418                42,188
  Cost of units redeemed                        (1,319,380)            (249,678)             (766,672)             (681,358)
  Net transfers                                    (85,823)             238,478            26,986,854              (348,813)
  Contract maintenance charge                            -                 (320)                   (2)                    -
  Adjustments to net assets allocated
    to contracts in payout period                    1,491                    -                     -                 3,480
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                (1,368,249)              71,287            69,651,598              (984,503)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets                 83,754              499,088            71,191,459              (255,540)
Net assets at beginning of period                9,920,792            2,829,282                     -             4,981,467
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $       10,004,546   $        3,328,370   $        71,191,459   $         4,725,927
                                        ===================   ==================   ==================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                               SAST
                                           International
                                            Diversified           SAST Davis           SAST Davis         SAST MFS Total
                                        Equities Portfolio      Venture Value        Venture Value       Return Portfolio
                                              Class 3         Portfolio Class 1    Portfolio Class 3          Class 1
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $           193,983   $          125,057   $           64,124   $         1,138,496
  Net realized gain (losses)                         80,479            1,494,998            3,568,260             1,515,864
  Capital gain dist from mutual funds                     -            3,249,920            5,530,139                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                   1,399,181           10,908,989           16,836,625            10,578,410
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                   1,673,643           15,778,964           25,999,148            13,232,770
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                    3,620,615               45,323            9,482,060                66,921
  Cost of units redeemed                           (736,439)          (7,526,301)          (9,874,646)          (11,284,199)
  Net transfers                                   3,686,146           (2,449,475)          (6,381,257)           (1,179,784)
  Contract maintenance charge                       (54,290)                 (59)            (471,315)                    -
  Adjustments to net assets allocated
    to contracts in payout period                      (370)              (1,733)              (1,100)               (2,769)
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                6,515,662           (9,932,245)          (7,246,258)          (12,399,831)
                                        -------------------   ------------------   ------------------   -------------------

Increase (decrease) in net assets                 8,189,305            5,846,719           18,752,890               832,939
Net assets at beginning of period                 5,800,527           53,013,051           84,300,997            79,612,978
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $        13,989,832   $       58,859,770   $      103,053,887   $        80,445,917
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $            (7,875)  $          (97,488)  $         (266,244)  $         1,494,402
  Net realized gain (losses)                       (584,007)           2,303,806             (666,316)           (1,294,742)
  Change in net unrealized
    appreciation
    (depreciation) of investments                 1,400,681            4,156,609           10,047,809             8,130,457
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                         808,799            6,362,927            9,115,249             8,330,117
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      741,622              230,495            2,355,237               331,111
  Cost of units redeemed                           (571,951)          (8,505,466)          (9,089,374)          (13,788,877)
  Net transfers                                     174,735           (2,541,585)             695,655            (1,297,416)
  Contract maintenance charge                          (723)                   -              (12,030)                    -
  Adjustments to net assets allocated
    to contracts in payout period                         -                6,773               (2,323)                 (862)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                    343,683          (10,809,783)          (6,052,835)          (14,756,044)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets               1,152,482           (4,446,856)           3,062,414            (6,425,927)
Net assets at beginning of period                 4,648,045           57,459,907           81,238,583            86,038,905
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $         5,800,527   $       53,013,051   $       84,300,997   $        79,612,978
                                        ===================   ==================   ==================   ===================

                                          SAST MFS Total         SAST Total           SAST Total           SAST Telecom
                                         Return Portfolio       Return Bond           Return Bond        Utility Portfolio
                                             Class 3         Portfolio Class 1     Portfolio Class 3          Class 1
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $        1,616,339   $          103,868   $           548,592   $            30,538
  Net realized gain (losses)                     1,616,364              306,861             1,068,442                99,953
  Capital gain dist from mutual funds                    -              282,542             2,092,335                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                 16,491,185           (1,765,041)          (11,116,149)              282,098
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                 19,723,888           (1,071,770)           (7,406,780)              412,589
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   6,098,029               12,127            25,078,270                     -
  Cost of units redeemed                       (14,897,160)          (4,793,819)          (11,342,978)             (264,033)
  Net transfers                                  9,137,108            1,643,767            27,020,114                (4,455)
  Contract maintenance charge                     (470,161)                   -            (1,161,486)                    -
  Adjustments to net assets allocated
    to contracts in payout period                     (940)                 701                   (26)                  328
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                (133,124)          (3,137,224)           39,593,894              (268,160)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets               19,590,764           (4,208,994)           32,187,114               144,429
Net assets at beginning of period              111,865,432           26,592,320           144,724,107             2,302,537
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $      131,456,196   $       22,383,326   $       176,911,221   $         2,446,966
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $        1,812,483   $          577,256   $         2,939,396   $            50,923
  Net realized gain (losses)                    (3,489,992)             934,922             3,210,649                24,559
  Change in net unrealized
    appreciation
    (depreciation) of investments               12,458,257              132,475             1,065,062               186,854
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                     10,780,748            1,644,653             7,215,107               262,336
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                   3,283,391              435,352            13,472,532                 8,241
  Cost of units redeemed                       (14,568,961)          (4,128,979)          (10,558,987)             (314,871)
  Net transfers                                  1,309,027            2,545,073            35,361,465               100,047
  Contract maintenance charge                      (17,259)                   -               (16,175)                    -
  Adjustments to net assets allocated
    to contracts in payout period                     (634)                 242                     -                 1,700
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                (9,994,436)          (1,148,312)           38,258,835              (204,883)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets                786,312              496,341            45,473,942                57,453
Net assets at beginning of period              111,079,120           26,095,979            99,250,165             2,245,084
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $      111,865,432   $       26,592,320   $       144,724,107   $         2,302,537
                                        ===================   ==================   ==================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                           SAST Telecom          SAST Equity          SAST Equity         SAST Aggressive
                                         Utility Portfolio      Opportunities        Opportunities       Growth Portfolio
                                              Class 3         Portfolio Class 1    Portfolio Class 3          Class 1
                                        -------------------   ------------------   ------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $            20,084   $          (34,737)  $          (31,345)  $           (59,404)
  Net realized gain (losses)                         58,287              453,018              305,417               147,922
  Capital gain dist from mutual funds                     -                    -                    -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                     177,014            2,040,137            2,082,086             1,670,507
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                     255,385            2,458,418            2,356,158             1,759,025
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      138,496                3,710            6,864,252                     -
  Cost of units redeemed                           (129,860)          (1,075,550)            (643,837)             (505,401)
  Net transfers                                       9,395             (361,769)           7,947,068                19,077
  Contract maintenance charge                        (4,962)                   -              (54,187)                 (208)
  Adjustments to net assets allocated
    to contracts in payout period                         -                 (955)                   1                    11
                                        -------------------   ------------------   ------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                   13,069           (1,434,564)          14,113,297              (486,521)
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets                   268,454            1,023,854           16,469,455             1,272,504
Net assets at beginning of period                 1,422,342            8,904,980            2,607,598             4,470,593
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $         1,690,796   $        9,928,834   $       19,077,053   $         5,743,097
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $            34,317   $             (329)  $             (203)  $           (53,198)
  Net realized gain (losses)                         69,274             (486,542)              89,644              (215,251)
  Change in net unrealized
    appreciation
    (depreciation) of investments                    37,502            1,835,652              118,929               900,121
                                        -------------------   ------------------   ------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                         141,093            1,348,781              208,370               631,672
                                        -------------------   ------------------   ------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      167,665               96,774              709,849                 6,445
  Cost of units redeemed                           (153,420)          (1,222,088)            (203,499)             (511,450)
  Net transfers                                     128,185             (236,500)             803,181                 7,026
  Contract maintenance charge                          (174)                   -                 (226)                    -
  Adjustments to net assets allocated
    to contracts in payout period                         -                  402                    -                    34
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                    142,256           (1,361,412)           1,309,305              (497,945)
                                        -------------------   ------------------   ------------------   -------------------
  Increase (decrease) in net assets                 283,349              (12,631)           1,517,675               133,727
Net assets at beginning of period                 1,138,993            8,917,611            1,089,923             4,336,866
                                        -------------------   ------------------   ------------------   -------------------
Net assets at end of period             $         1,422,342   $        8,904,980   $        2,607,598   $         4,470,593
                                        ===================   ==================   ==================   ===================

                                                                    SAST                 SAST
                                                               International         International
                                         SAST Aggressive         Growth and           Growth and           SAST Emerging
                                         Growth Portfolio     Income Portfolio     Income Portfolio      Markets Portfolio
                                             Class 3              Class 1               Class 3               Class 1
                                        ------------------   ------------------   -------------------   -------------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)          $           (8,906)  $           97,510   $           189,129   $           (33,830)
  Net realized gain (losses)                       168,618               61,817             4,636,128                48,468
  Capital gain dist from mutual funds                    -                    -                     -                     -
  Change in net unrealized
    appreciation (depreciation) of
    investments                                    176,963            1,586,160               822,129              (313,657)
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from operations                    336,675            1,745,487             5,647,386              (299,019)
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                     149,811                3,983               294,398                 3,407
  Cost of units redeemed                           (41,729)          (1,378,687)           (3,142,568)           (1,133,408)
  Net transfers                                   (273,998)              94,947           (12,220,633)             (160,035)
  Contract maintenance charge                       (2,900)                 (46)             (229,803)                   (9)
  Adjustments to net assets allocated
    to contracts in payout period                       22               (6,872)                   90                    16
                                        ------------------   ------------------   -------------------   -------------------
    Increase (decrease) in net assets
      resulting from principal
      transactions                                (168,794)          (1,286,675)          (15,298,516)           (1,290,029)
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets                  167,881              458,812            (9,651,130)           (1,589,048)
Net assets at beginning of period                  843,319            9,102,128            34,497,411             7,309,331
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $        1,011,200   $        9,560,940   $        24,846,281   $         5,720,283
                                        ===================   ==================   ==================   ===================
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)          $           (5,507)  $          119,440   $           418,379   $           (42,007)
  Net realized gain (losses)                        44,366           (1,300,176)           (1,484,110)              621,233
  Change in net unrealized
    appreciation
    (depreciation) of investments                   28,770            2,818,897             7,330,329               638,698
                                        ------------------   ------------------   -------------------   -------------------
Increase (decrease) in net assets
  resulting from operations                         67,629            1,638,161             6,264,598             1,217,924
                                        ------------------   ------------------   -------------------   -------------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                       9,998               67,302               101,379                15,867
  Cost of units redeemed                           (54,836)          (1,176,447)           (2,989,088)           (1,015,092)
  Net transfers                                    434,835             (118,320)           (1,726,615)             (670,005)
  Contract maintenance charge                         (157)                   -                (3,438)                    -
  Adjustments to net assets allocated
    to contracts in payout period                        -               (2,576)                    -                   747
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets
    resulting from principal
    transactions                                   389,840           (1,230,041)           (4,617,762)           (1,668,483)
                                        ------------------   ------------------   -------------------   -------------------
  Increase (decrease) in net assets                457,469              408,120             1,646,836              (450,559)
Net assets at beginning of period                  385,850            8,694,008            32,850,575             7,759,890
                                        ------------------   ------------------   -------------------   -------------------
Net assets at end of period             $          843,319   $        9,102,128   $        34,497,411   $         7,309,331
                                        ===================   ==================   ==================   ===================

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                                                SAST
                                                  SAST       SunAmerica
                                                Emerging      Dynamic      SAST Real    SAST Real       SAST Dogs
                                                Markets       Strategy      Estate        Estate      of Wall Street
                                               Portfolio     Portfolio     Portfolio    Portfolio       Portfolio
                                                Class 3       Class 3       Class 1      Class 3         Class 1
                                              -----------   -----------   ----------   -----------   ---------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                $   (64,733)  $         -   $    6,000   $   (13,962)  $        18,296
  Net realized gain (losses)                      419,345            15      297,591     5,766,966           327,824
  Capital gain dist from mutual funds                   -             -            -             -                 -
  Change in net unrealized appreciation
    (depreciation) of investments                (819,731)           (5)    (425,192)   (6,395,708)          980,575
                                              -----------   -----------   ----------   -----------   ---------------
    Increase (decrease) in net assets
      resulting from operations                  (465,119)           10     (121,601)     (642,704)        1,326,695
                                              -----------   -----------   ----------   -----------   ---------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                  2,538,126             -        1,512     1,482,022                 -
  Cost of units redeemed                       (1,072,474)         (103)    (756,814)   (2,390,912)         (574,657)
  Net transfers                                 2,085,184             -       49,597    (3,777,680)          120,629
  Contract maintenance charge                     (80,180)          (12)         (18)     (209,970)              (13)
  Adjustments to net assets allocated to
    contracts in payout period                         56             -           27             1              (613)
                                              -----------   -----------   ----------   -----------   ---------------
    Increase (decrease) in net assets
      resulting from principal transactions     3,470,712          (115)    (705,696)   (4,896,539)         (454,654)
                                              -----------   -----------   ----------   -----------   ---------------
Increase (decrease) in net assets               3,005,593          (105)    (827,297)   (5,539,243)          872,041
Net assets at beginning of period              11,230,301           105    5,424,710    28,292,972         3,995,197
                                              -----------   -----------   ----------   -----------   ---------------
Net assets at end of period                   $14,235,894   $         -   $4,597,413   $22,753,729   $     4,867,238
                                              ===========   ===========   ==========   ===========   ===============
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)                $   (56,606)  $         1   $    4,252   $     9,428   $        39,481
  Net realized gain (losses)                      764,054             -     (107,631)    2,112,371           126,315
  Change in net unrealized appreciation
    (depreciation) of investments               1,008,342             4      917,548     1,669,144           330,018
                                              -----------   -----------   ----------   -----------   ---------------
Increase (decrease) in net assets
  resulting from operations                     1,715,790             5      814,169     3,790,943           495,814
                                              -----------   -----------   ----------   -----------   ---------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                    525,555             -       32,479     1,577,931            25,553
  Cost of units redeemed                         (988,498)            -     (813,525)   (2,301,714)         (795,685)
  Net transfers                                   659,270           100       91,711     1,560,005           511,217
  Contract maintenance charge                      (1,195)            -            -        (2,660)                -
  Adjustments to net assets allocated
    to contracts in payout period                       -             -          100             -                87
                                              -----------   -----------   ----------   -----------   ---------------
  Increase (decrease) in net assets
    resulting from principal transactions         195,132           100     (689,235)      833,562          (258,828)
                                              -----------   -----------   ----------   -----------   ---------------
  Increase (decrease) in net assets             1,910,922           105      124,934     4,624,505           236,986
Net assets at beginning of period               9,319,379             -    5,299,776    23,668,467         3,758,211
                                              -----------   -----------   ----------   -----------   ---------------
Net assets at end of period                   $11,230,301   $       105   $5,424,710   $28,292,972   $     3,995,197
                                              ===========   ===========   ==========   ===========   ===============

                                                 SAST Dogs          SAST          SAST        SST Real
                                               of Wall Street     Balanced      Balanced       Return
                                                 Portfolio       Portfolio     Portfolio     Portfolio
                                                  Class 3         Class 1       Class 3       Class 3
                                              ----------------  ------------  ------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                $       110,800   $    63,770   $    85,726   $    76,288
  Net realized gain (losses)                          423,272       338,090       284,832        (2,207)
  Capital gain dist from mutual funds                       -             -             -             -
  Change in net unrealized appreciation
    (depreciation) of investments                   2,248,147     2,645,974     1,269,934    (2,012,834)
                                              ---------------   -----------   -----------   -----------
    Increase (decrease) in net assets
      resulting from operations                     2,782,219     3,047,834     1,640,492    (1,938,753)
                                              ---------------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      6,657,969        45,142     1,845,863    12,741,588
  Cost of units redeemed                             (684,861)   (2,162,340)     (770,940)   (1,752,241)
  Net transfers                                     8,712,934       364,049     6,810,466    28,726,124
  Contract maintenance charge                         (70,580)          (90)      (62,417)     (253,316)
  Adjustments to net assets allocated to
    contracts in payout period                              6         1,621             5            (4)
                                              ---------------   -----------   -----------   -----------
    Increase (decrease) in net assets
      resulting from principal transactions        14,615,468    (1,751,618)    7,822,977    39,462,151
                                              ---------------   -----------   -----------   -----------
Increase (decrease) in net assets                  17,397,687     1,296,216     9,463,469    37,523,398
Net assets at beginning of period                   4,266,089    18,008,828     6,208,355    19,237,262
                                              ---------------   -----------   -----------   -----------
Net assets at end of period                   $    21,663,776   $19,305,044   $15,671,824   $56,760,660
                                              ===============   ===========   ===========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2012
FROM OPERATIONS:
  Net investment income (loss)                $        36,076   $    41,053   $    19,596   $   351,662
  Net realized gain (losses)                          218,116      (122,214)      270,706        44,613
  Change in net unrealized appreciation
    (depreciation) of investments                       3,987     2,054,800       282,547       (77,321)
                                              ---------------   -----------   -----------   -----------
Increase (decrease) in net assets
  resulting from operations                           258,179     1,973,639       572,849       318,954
                                              ---------------   -----------   -----------   -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                      1,219,495       303,058       642,331     4,214,067
  Cost of units redeemed                             (390,431)   (1,838,572)     (513,838)     (688,488)
  Net transfers                                     1,456,328       700,940     1,443,427     8,371,849
  Contract maintenance charge                            (318)            -        (1,111)       (1,686)
  Adjustments to net assets allocated
    to contracts in payout period                        (132)        7,679             -             -
                                              ---------------   -----------   -----------   -----------
  Increase (decrease) in net assets
    resulting from principal transactions           2,284,942      (826,895)    1,570,809    11,895,742
                                              ---------------   -----------   -----------   -----------
  Increase (decrease) in net assets                 2,543,121     1,146,744     2,143,658    12,214,696
Net assets at beginning of period                   1,722,968    16,862,084     4,064,697     7,022,566
                                              ---------------   -----------   -----------   -----------
Net assets at end of period                   $     4,266,089   $18,008,828   $ 6,208,355   $19,237,262
                                              ===============   ===========   ===========   ===========

                            See accompanying notes.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION
     ------------

     Variable Annuity Account Seven of American General Life Insurance Company (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into an affiliate company, American General Life Insurance Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

     The Separate Account offers the following variable annuity products:
     Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 80 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty eight currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)
     ------------------------

     Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC Shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

     On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

     On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     ------------------------------------------

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
     ------------------------------------------------------

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS
     -----------------------

     Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)
     -----------------------------------

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

     The Separate Account assets measured at fair value as of December 31, 2013 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2013 and for the year then ended. The Separate Account had no liabilities as of December 31, 2013. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2013, and respective hierarchy levels. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2013 is presented.

4.   CHARGES  AND  DEDUCTIONS
     ------------------------

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)
     ----------------------------------

     are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, is as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)
     ----------------------------------

     and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

     MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plush a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contact years 2-5, capped at 100% of purchase payments in year 2-5 over the first year purchase payments.

     SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base,

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)
     ----------------------------------

     deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

     SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

     PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

     PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                         Proceeds from
Sub-accounts                                                     Cost of Purchases            Sales
--------------------------------------------------------------  ------------------    --------------------
Lord Abbett Growth and Income Portfolio Class VC                $        3,417,582    $         31,948,814
American Funds Growth-Income Fund Class 2                               23,591,560              79,422,171
American Funds Growth Fund Class 2                                      16,517,980              43,501,519
Lord Abbett Mid Cap Stock Portfolio Class VC                             1,742,942              14,411,303
American Funds Asset Allocation Fund Class 2                            42,452,629              42,662,376
American Funds Global Growth Fund Class 2                               26,020,431              53,349,316
Invesco VI American Franchise Fund Series II                               426,096               1,578,963
Invesco VI Comstock Fund Series II                                      28,057,535              47,881,885
Invesco VI Growth and Income Fund Series II                             30,938,859              53,925,574
Franklin Income Securities Fund                                         13,623,197               3,998,043
Franklin Templeton VIP Founding Funds Allocations Fund Class 2           9,112,266              14,711,318
AST Growth Portfolio Class 1                                             1,032,536               6,937,566
AST Growth Portfolio Class 3                                               909,724                 853,087
AST Government and Quality Bond Portfolio Class 1                        3,619,907              10,086,139
AST Government and Quality Bond Portfolio Class 3                       59,044,540              10,700,790
AST Capital Appreciation Portfolio Class 1                               8,648,319              14,130,713
AST Capital Appreciation Portfolio Class 3                              34,226,315              19,274,541
AST Natural Resources Portfolio Class 3                                    796,780               1,143,549
SAST Equity Index Portfolio Class 1                                         83,492               1,246,767
SAST Small Company Value Portfolio Class 1                                 220,985                 723,184
SAST Small Company Value Portfolio Class 3                               2,987,070              12,051,086
SAST Mid-Cap Growth Portfolio Class 1                                      547,491                 754,895
SAST Mid-Cap Growth Portfolio Class 3                                    4,099,533               5,024,869
SAST Capital Growth Portfolio Class 1                                       53,467                 206,814
SAST Capital Growth Portfolio Class 3                                      369,510                 673,609
SAST Blue Chip Growth Portfolio Class 1                                    766,805                 587,784
SAST Blue Chip Growth Portfolio Class 3                                  1,073,908                 783,850
SAST Growth Opportunities Portfolio Class 1                                381,669                 472,137
SAST Growth Opportunities Portfolio Class 3                              4,651,611              13,799,620
SAST Technology Portfolio Class 1                                           36,120                  70,211
SAST Technology Portfolio Class 3                                          155,752                 195,898
SAST Marsico Focused Growth Portfolio Class 3                           10,410,241               1,040,170
SAST Small & Mid Cap Value Portfolio Class 3                             8,324,676              25,194,934
SAST Foreign Value Portfolio Class 3                                    20,031,112              23,173,932
SAST Cash Management Portfolio Class 1                                  15,740,395              16,618,704
SAST Cash Management Portfolio Class 3                                  19,873,522              18,215,487
SAST Corporate Bond Portfolio Class 1                                    5,030,195              11,597,384
SAST Corporate Bond Portfolio Class 3                                   51,846,013              22,291,748
SAST Global Bond Portfolio Class 1                                       1,433,140               2,527,190
SAST Global Bond Portfolio Class 3                                      16,490,185               3,293,788
SAST High-Yield Bond Portfolio Class 1                                   1,697,280               2,883,766
SAST High-Yield Bond Portfolio Class 3                                  11,113,260               5,706,742
AST Asset Allocation Portfolio Class 1                                   1,351,041               3,464,486
AST Asset Allocation Portfolio Class 3                                   6,763,165               1,690,072
SAST Growth-Income Portfolio Class 1                                     1,366,661               3,670,318
SAST Growth-Income Portfolio Class 3                                    31,802,607               2,660,785
SAST Global Equities Portfolio Class 1                                     275,211                 915,746
SAST Global Equities Portfolio Class 3                                     802,347                 273,892
SAST Alliance Growth Portfolio Class 1                                     139,104               4,283,051
SAST Alliance Growth Portfolio Class 3                                     414,699               1,840,814

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                         Proceeds from
Sub-accounts                                                     Cost of Purchases            Sales
--------------------------------------------------------------  ------------------    --------------------
SAST MFS Massachusetts Investors Trust Portfolio Class 1        $        1,006,350    $            948,416
SAST MFS Massachusetts Investors Trust Portfolio Class 3                30,219,463               8,869,943
SAST Fundamental Growth Portfolio Class 1                                  331,039               1,913,458
SAST Fundamental Growth Portfolio Class 3                                  357,504               1,000,714
SAST Dynamic Allocation Portfolio Class 3                              236,179,397                 296,850
SAST International Diversified Equities Portfolio Class 1                  467,639                 896,044
SAST International Diversified Equities Portfolio Class 3                7,547,209                 837,566
SAST Davis Venture Value Portfolio Class 1                               4,199,066              10,749,561
SAST Davis Venture Value Portfolio Class 3                              19,328,702              20,983,018
SAST MFS Total Return Portfolio Class 1                                  3,131,126              14,393,320
SAST MFS Total Return Portfolio Class 3                                 15,592,570              14,110,001
SAST Total Return Bond Portfolio Class 1                                 3,596,982               6,347,555
SAST Total Return Bond Portfolio Class 3                                62,129,323              19,894,508
SAST Telecom Utility Portfolio Class 1                                     280,155                 516,077
SAST Telecom Utility Portfolio Class 3                                     323,724                 290,570
SAST Equity Opportunities Portfolio Class 1                                 89,982               1,558,881
SAST Equity Opportunities Portfolio Class 3                             15,075,048                 993,090
SAST Aggressive Growth Portfolio Class 1                                   300,455                 846,348
SAST Aggressive Growth Portfolio Class 3                                   441,934                 619,632
SAST International Growth and Income Portfolio Class 1                     749,555               1,941,277
SAST International Growth and Income Portfolio Class 3                   2,356,930              17,466,320
SAST Emerging Markets Portfolio Class 1                                    480,337               1,803,448
SAST Emerging Markets Portfolio Class 3                                  5,829,305               2,423,326
SAST SunAmerica Dynamic Strategy Portfolio Class 3                               -                     115
SAST Real Estate Portfolio Class 1                                         458,456               1,158,053
SAST Real Estate Portfolio Class 3                                       6,582,230              11,492,733
SAST Dogs of Wall Street Portfolio Class 1                                 738,040               1,174,309
SAST Dogs of Wall Street Portfolio Class 3                              16,300,822               1,574,672
SAST Balanced Portfolio Class 1                                          1,188,215               2,868,426
SAST Balanced Portfolio Class 3                                          9,416,553               1,507,725
SST Real Return Portfolio Class 3                                       40,764,010               1,225,573

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2013.

                               Contracts With a    Accumulation     Accumulation     Annuity Units    Annuity Units    Net Increase
Sub-accounts                  Total Expense of(1)   Units Issued    Units Redeemed      Issued(1)       Redeemed(1)      (Decrease)
----------------------------- -------------------  -------------  ----------------  ---------------  ---------------  --------------
  Lord Abbett Growth and
    Income Portfolio Class VC               0.85%        132,875       (2,011,058)            1,625          (2,860)     (1,879,417)
  Lord Abbett Growth and
    Income Portfolio Class VC               0.95%        109,753          (32,019)                -               -          77,734
  Lord Abbett Growth and
    Income Portfolio Class VC               1.10%          5,410          (80,096)                -               -         (74,686)
  Lord Abbett Growth and
    Income Portfolio Class VC               1.20%         68,286          (16,155)                -               -          52,131
  American Funds Growth-
    Income Fund Class 2                     0.85%        386,005       (3,570,673)            4,197          (2,001)     (3,182,472)
  American Funds Growth-
    Income Fund Class 2                     0.95%        487,183          (57,541)                -               -         429,642
  American Funds Growth-
    Income Fund Class 2                     1.10%          8,245         (102,555)                -               -         (94,310)
  American Funds Growth-
    Income Fund Class 2                     1.20%        323,577          (23,642)                -               -         299,935
  American Funds Growth
    Fund Class 2                            0.85%        174,098       (1,611,024)            2,992          (1,183)     (1,435,117)
  American Funds Growth
    Fund Class 2                            0.95%        380,972         (111,321)                -               -         269,651
  American Funds Growth
    Fund Class 2                            1.10%          7,360          (50,922)                -               -         (43,562)
  American Funds Growth
    Fund Class 2                            1.20%        223,174          (39,944)                -               -         183,230
  Lord Abbett Mid Cap Stock
    Portfolio Class VC                      0.85%         66,073         (746,657)            1,806            (731)       (679,509)
  Lord Abbett Mid Cap Stock
    Portfolio Class VC                      0.95%         25,411           (8,054)                -               -          17,357
  Lord Abbett Mid Cap Stock
    Portfolio Class VC                      1.10%         10,153          (48,186)                -               -         (38,033)
  Lord Abbett Mid Cap Stock
    Portfolio Class VC                      1.20%         24,331           (2,713)                -               -          21,617
  American Funds Asset
    Allocation Fund Class 2                 0.85%      2,291,312       (2,680,061)              435          (5,244)       (393,558)
  American Funds Asset
    Allocation Fund Class 2                 0.95%        167,493          (35,509)                -               -         131,984
  American Funds Asset
    Allocation Fund Class 2                 1.10%         58,518          (67,637)                -               -          (9,119)
  American Funds Asset
    Allocation Fund Class 2                 1.20%        139,823          (13,744)                -               -         126,079
  American Funds Global
    Growth Fund Class 2                     0.85%        252,823       (1,792,962)            1,327          (1,063)     (1,539,876)
  American Funds Global
    Growth Fund Class 2                     0.95%        541,310         (142,913)                -               -         398,397
  American Funds Global
    Growth Fund Class 2                     1.10%          9,157          (32,480)                -               -         (23,323)
  American Funds Global
    Growth Fund Class 2                     1.20%        277,965          (54,639)                -               -         223,326
  Invesco VI American
    Franchise Fund Series II                0.85%          8,488          (97,659)                -               -         (89,171)
  Invesco VI American
    Franchise Fund Series II                0.95%         12,400           (3,727)                -               -           8,673
  Invesco VI American
    Franchise Fund Series II                1.10%          1,699          (13,160)                -               -         (11,461)
  Invesco VI American
    Franchise Fund Series II                1.20%         11,774           (1,522)                -               -          10,252
  Invesco VI Comstock
    Fund Series II                          0.85%        464,000       (2,672,097)            2,015          (1,268)     (2,207,349)
  Invesco VI Comstock
    Fund Series II                          0.95%        979,365         (292,942)                -               -         686,423
  Invesco VI Comstock
    Fund Series II                          1.10%          8,318          (59,993)                -               -         (51,675)
  Invesco VI Comstock
    Fund Series II                          1.20%        463,409         (102,682)                -               -         360,728
  Invesco VI Growth and
    Income Fund Series II                   0.85%        311,167       (2,604,903)              355          (2,359)     (2,295,740)
  Invesco VI Growth and
    Income Fund Series II                   0.95%        948,793         (294,972)                -               -         653,821
  Invesco VI Growth and
    Income Fund Series II                   1.10%          7,472          (85,658)                -               -         (78,186)
  Invesco VI Growth and
    Income Fund Series II                   1.20%        453,500         (111,227)                -               -         342,273
  Franklin Income Securities
    Fund                                    0.85%        694,926         (383,328)                -            (129)        311,469
  Franklin Income Securities
    Fund                                    0.95%        186,544          (30,416)                -               -         156,128
  Franklin Income Securities
    Fund                                    1.10%          5,960           (4,729)                -               -           1,231
  Franklin Income Securities
    Fund                                    1.20%        202,980          (25,592)                -               -         177,388
  Franklin Templeton VIP
    Founding Funds
    Allocations Fund Class 2                0.85%         75,858       (1,275,129)                -               -      (1,199,271)
  Franklin Templeton VIP
    Founding Funds
    Allocations Fund Class 2                0.95%         66,966           (5,945)                -               -          61,021
  Franklin Templeton VIP
    Founding Funds
    Allocations Fund Class 2                1.10%              1           (1,015)                -               -          (1,014)
  Franklin Templeton VIP
    Founding Funds
    Allocations Fund Class 2                1.20%         72,922           (5,736)                -               -          67,186
  AST Growth Portfolio
    Class 1                                 0.85%         57,035         (355,745)                -            (842)       (299,553)
  AST Growth Portfolio
    Class 1                                 1.10%          1,508          (18,429)                -               -         (16,921)
  AST Growth Portfolio
    Class 1                                 1.25%          3,727          (27,673)                -            (449)        (24,395)
  AST Growth Portfolio
    Class 3                                 0.85%         18,537          (50,720)              250               -         (31,933)
  AST Growth Portfolio
    Class 3                                 0.95%         13,605           (2,948)                -               -          10,657
  AST Growth Portfolio
    Class 3                                 1.10%              -              (24)                -               -             (24)
  AST Growth Portfolio
    Class 3                                 1.20%         29,624           (3,241)                -               -          26,383
  AST Government and
    Quality Bond Portfolio
    Class 1                                 0.85%        156,367         (497,595)                -            (659)       (341,887)
  AST Government and
    Quality Bond Portfolio
    Class 1                                 1.10%         11,086          (23,214)                -               -         (12,127)
  AST Government and
    Quality Bond Portfolio
    Class 1                                 1.25%          4,712          (66,289)                -          (1,343)        (62,920)
  AST Government and
    Quality Bond Portfolio
    Class 3                                 0.85%      1,130,641       (1,021,678)                -          (3,769)        105,195
  AST Government and
    Quality Bond Portfolio
    Class 3                                 0.95%      2,026,275         (200,695)                -               -       1,825,580
  AST Government and
    Quality Bond Portfolio
    Class 3                                 1.10%         10,301          (10,223)                -               -              78
  AST Government and
    Quality Bond Portfolio
    Class 3                                 1.20%        839,362          (96,133)                -               -         743,229
  AST Capital Appreciation
    Portfolio Class 1                       0.85%         24,411         (484,781)                -          (2,166)       (462,536)
  AST Capital Appreciation
    Portfolio Class 1                       1.10%          3,202          (35,273)                -               -         (32,071)
  AST Capital Appreciation
    Portfolio Class 1                       1.25%          5,821          (30,710)                -             (77)        (24,967)
  AST Capital Appreciation
    Portfolio Class 3                       0.85%        402,350       (1,075,562)                -             (84)       (673,296)
  AST Capital Appreciation
    Portfolio Class 3                       0.95%        549,860          (67,306)                -               -         482,554
  AST Capital Appreciation
    Portfolio Class 3                       1.10%          2,350          (14,062)                -               -         (11,712)
  AST Capital Appreciation
    Portfolio Class 3                       1.20%        266,067          (27,272)                -               -         238,795
  AST Natural Resources
    Portfolio Class 3                       0.85%         46,414         (109,285)                -               -         (62,871)
  AST Natural Resources
    Portfolio Class 3                       0.95%         20,922           (3,186)                -               -          17,736
  AST Natural Resources
    Portfolio Class 3                       1.10%          1,103             (765)                -               -             338
  AST Natural Resources
    Portfolio Class 3                       1.20%         16,803           (3,983)                -               -          12,820
  SAST Equity Index
    Portfolio Class 1                       1.25%          8,007          (93,136)                -            (433)        (85,563)
  SAST Small Company
    Value Portfolio Class 1                 0.85%              4              (17)                -               -             (13)
  SAST Small Company
    Value Portfolio Class 1                 1.25%          5,276          (19,892)                -               -         (14,617)
  SAST Small Company
    Value Portfolio Class 3                 0.85%         66,159         (839,830)                -             (65)       (773,736)
  SAST Small Company
    Value Portfolio Class 3                 0.95%        160,895         (104,948)                -               -          55,947
  SAST Small Company
    Value Portfolio Class 3                 1.10%             88           (6,222)                -               -          (6,134)
  SAST Small Company
    Value Portfolio Class 3                 1.20%         83,790          (40,094)                -               -          43,696

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                               Contracts With a    Accumulation     Accumulation     Annuity Units    Annuity Units    Net Increase
Sub-accounts                 Total Expense of(1)   Units Issued    Units Redeemed      Issued(1)       Redeemed(1)      (Decrease)
---------------------------  --------------------  -------------  ----------------  ---------------  ---------------  --------------
  SAST Mid-Cap Growth
    Portfolio Class 1                       0.85%         36,388          (61,855)              639               -         (24,828)
  SAST Mid-Cap Growth
    Portfolio Class 1                       1.10%         16,441           (2,887)                -               -          13,554
  SAST Mid-Cap Growth
    Portfolio Class 3                       0.85%         97,110         (167,969)              337               -         (70,523)
  SAST Mid-Cap Growth
    Portfolio Class 3                       0.95%        203,764         (220,278)                -               -         (16,514)
  SAST Mid-Cap Growth
    Portfolio Class 3                       1.10%             18             (345)                -               -            (327)
  SAST Mid-Cap Growth
    Portfolio Class 3                       1.20%        123,924          (74,146)                -               -          49,777
  SAST Capital Growth
    Portfolio Class 1                       0.85%          5,165          (18,377)                -               -         (13,212)
  SAST Capital Growth
    Portfolio Class 1                       1.10%            139           (2,827)                -               -          (2,688)
  SAST Capital Growth
    Portfolio Class 3                       0.85%          8,311          (62,952)                -               -         (54,641)
  SAST Capital Growth
    Portfolio Class 3                       0.95%          4,679           (3,524)                -               -           1,155
  SAST Capital Growth
    Portfolio Class 3                       1.10%            209             (427)                -               -            (219)
  SAST Capital Growth
    Portfolio Class 3                       1.20%         25,321           (1,346)                -               -          23,976
  SAST Blue Chip Growth
    Portfolio Class 1                       0.85%         65,915          (74,451)                -               -          (8,536)
  SAST Blue Chip Growth
    Portfolio Class 1                       1.10%         25,385           (4,691)                -               -          20,694
  SAST Blue Chip Growth
    Portfolio Class 3                       0.85%         24,233          (85,616)                -               -         (61,384)
  SAST Blue Chip Growth
    Portfolio Class 3                       0.95%         34,688          (13,419)                -               -          21,269
  SAST Blue Chip Growth
    Portfolio Class 3                       1.10%              -             (120)                -               -            (120)
  SAST Blue Chip Growth
    Portfolio Class 3                       1.20%         71,424          (12,983)                -               -          58,441
  SAST Growth
    Opportunities Portfolio
    Class 1                                 0.85%         36,064          (50,063)                -               -         (13,999)
  SAST Growth
    Opportunities Portfolio
    Class 1                                 1.10%          1,266           (8,365)                -               -          (7,099)
  SAST Growth
    Opportunities Portfolio
    Class 3                                 0.85%        143,103       (1,569,197)              329               -      (1,425,764)
  SAST Growth
    Opportunities Portfolio
    Class 3                                 0.95%        289,339         (148,865)                -               -         140,474
  SAST Growth
    Opportunities Portfolio
    Class 3                                 1.10%            495          (13,208)                -               -         (12,712)
  SAST Growth
    Opportunities Portfolio
    Class 3                                 1.20%        153,059          (52,924)                -               -         100,135
  SAST Technology
    Portfolio Class 1                       0.85%         12,951          (24,907)                -               -         (11,955)
  SAST Technology
    Portfolio Class 1                       1.10%              1             (164)                -               -            (163)
  SAST Technology
    Portfolio Class 3                       0.85%         16,043          (60,545)                -               -         (44,503)
  SAST Technology
    Portfolio Class 3                       0.95%         14,503          (10,065)                -               -           4,439
  SAST Technology
    Portfolio Class 3                       1.10%              -             (118)                -               -            (118)
  SAST Technology
    Portfolio Class 3                       1.20%         28,581           (2,180)                -               -          26,401
  SAST Marsico Focused
    Growth Portfolio Class 3                0.85%        315,231          (92,445)                -               -         222,786
  SAST Marsico Focused
    Growth Portfolio Class 3                0.95%        363,033          (36,476)                -               -         326,557
  SAST Marsico Focused
    Growth Portfolio Class 3                1.10%          1,430           (1,628)                -               -            (198)
  SAST Marsico Focused
    Growth Portfolio Class 3                1.20%        160,297          (14,024)                -               -         146,273
  SAST Small & Mid Cap
    Value Portfolio Class 3                 0.85%        133,822       (1,621,705)              206               -      (1,487,677)
  SAST Small & Mid Cap
    Value Portfolio Class 3                 0.95%        224,147          (94,269)                -               -         129,878
  SAST Small & Mid Cap
    Value Portfolio Class 3                 1.10%            715          (16,496)                -               -         (15,780)
  SAST Small & Mid Cap
    Value Portfolio Class 3                 1.20%        118,404          (47,754)                -               -          70,650
  SAST Foreign Value
    Portfolio Class 3                       0.85%        425,070       (1,935,043)                -             (74)     (1,510,047)
  SAST Foreign Value
    Portfolio Class 3                       0.95%      1,204,059         (407,458)                -               -         796,601
  SAST Foreign Value
    Portfolio Class 3                       1.10%          3,618          (18,179)                -               -         (14,561)
  SAST Foreign Value
    Portfolio Class 3                       1.20%        590,079         (147,195)                -               -         442,884
  SAST Cash Management
    Portfolio Class 1                       0.85%      1,435,579       (1,463,968)                -            (647)        (29,035)
  SAST Cash Management
    Portfolio Class 1                       1.10%         70,708          (41,288)                -               -          29,420
  SAST Cash Management
    Portfolio Class 1                       1.25%         39,572          (94,868)                -            (153)        (55,449)
  SAST Cash Management
    Portfolio Class 3                       0.85%      1,594,138       (1,598,956)                -               -          (4,817)
  SAST Cash Management
    Portfolio Class 3                       0.95%        405,601         (324,964)                -               -          80,637
  SAST Cash Management
    Portfolio Class 3                       1.10%          4,776           (5,633)                -               -            (858)
  SAST Cash Management
    Portfolio Class 3                       1.20%        169,924          (85,340)                -               -          84,584
  SAST Corporate Bond
    Portfolio Class 1                       0.85%        112,827         (470,349)                -            (142)       (357,664)
  SAST Corporate Bond
    Portfolio Class 1                       1.10%          7,635          (23,974)                -               -         (16,338)
  SAST Corporate Bond
    Portfolio Class 1                       1.25%          3,980          (16,407)                -               -         (12,428)
  SAST Corporate Bond
    Portfolio Class 3                       0.85%        904,564       (1,283,470)            4,299               -        (374,607)
  SAST Corporate Bond
    Portfolio Class 3                       0.95%        977,364          (56,729)                -               -         920,635
  SAST Corporate Bond
    Portfolio Class 3                       1.10%          8,334          (11,010)                -               -          (2,676)
  SAST Corporate Bond
    Portfolio Class 3                       1.20%        410,051          (36,941)                -               -         373,111
  SAST Global Bond
    Portfolio Class 1                       0.85%         79,482         (116,170)                -             (82)        (36,771)
  SAST Global Bond
    Portfolio Class 1                       1.10%          1,891          (14,338)                -               -         (12,447)
  SAST Global Bond
    Portfolio Class 1                       1.25%          1,033          (14,664)                -             (48)        (13,679)
  SAST Global Bond
    Portfolio Class 3                       0.85%        462,455         (316,653)                -             (53)        145,749
  SAST Global Bond
    Portfolio Class 3                       0.95%        426,997          (22,896)                -               -         404,101
  SAST Global Bond
    Portfolio Class 3                       1.10%          2,170           (2,345)                -               -            (175)
  SAST Global Bond
    Portfolio Class 3                       1.20%        197,729          (16,081)                -               -         181,648
  SAST High-Yield Bond
    Portfolio Class 1                       0.85%         55,288         (115,726)                -               -         (60,437)
  SAST High-Yield Bond
    Portfolio Class 1                       1.10%          5,103          (16,656)                -               -         (11,553)
  SAST High-Yield Bond
    Portfolio Class 1                       1.25%          1,585          (12,850)                -             (36)        (11,302)
  SAST High-Yield Bond
    Portfolio Class 3                       0.85%        272,057         (412,474)                -             (88)       (140,504)
  SAST High-Yield Bond
    Portfolio Class 3                       0.95%        241,051          (15,873)                -               -         225,178
  SAST High-Yield Bond
    Portfolio Class 3                       1.10%          2,590           (2,404)                -               -             186
  SAST High-Yield Bond
    Portfolio Class 3                       1.20%        111,364          (16,046)                -               -          95,318
  AST Asset Allocation
    Portfolio Class 1                       0.85%         32,081         (108,737)                -            (486)        (77,142)
  AST Asset Allocation
    Portfolio Class 1                       1.10%         16,722          (18,180)                -               -          (1,458)
  AST Asset Allocation
    Portfolio Class 1                       1.25%          6,302          (31,198)                -            (125)        (25,021)
  AST Asset Allocation
    Portfolio Class 3                       0.85%        341,298         (103,127)                -               -         238,170
  AST Asset Allocation
    Portfolio Class 3                       0.95%         24,728           (4,875)                -               -          19,853
  AST Asset Allocation
    Portfolio Class 3                       1.10%             38           (3,207)                -               -          (3,169)
  AST Asset Allocation
    Portfolio Class 3                       1.20%          9,385             (885)                -               -           8,500
  SAST Growth- Income
    Portfolio Class 1                       0.85%         51,765         (126,228)                -            (274)        (74,737)
  SAST Growth- Income
    Portfolio Class 1                       1.10%          7,601           (5,181)                -               -           2,420

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                               Contracts With a    Accumulation     Accumulation     Annuity Units    Annuity Units    Net Increase
Sub-accounts                  Total Expense of(1)  Units Issued    Units Redeemed      Issued(1)       Redeemed(1)      (Decrease)
----------------------------  -------------------  -------------  ----------------  ---------------  ---------------  --------------
  SAST Growth-Income
    Portfolio Class 1                       1.25%          3,849          (49,826)                -            (216)        (46,192)
  SAST Growth-Income
    Portfolio Class 3                       0.85%        985,426         (214,648)                -             (44)        770,734
  SAST Growth-Income
    Portfolio Class 3                       0.95%      1,105,062         (133,562)                -               -         971,500
  SAST Growth-Income
    Portfolio Class 3                       1.10%          5,101             (762)                -               -           4,339
  SAST Growth-Income
    Portfolio Class 3                       1.20%        510,387          (56,081)                -               -         454,306
  SAST Global Equities
    Portfolio Class 1                       0.85%         17,030          (31,785)                -               -         (14,755)
  SAST Global Equities
    Portfolio Class 1                       1.10%              1          (10,391)                -               -         (10,390)
  SAST Global Equities
    Portfolio Class 1                       1.25%          3,503          (16,324)                -              (3)        (12,824)
  SAST Global Equities
    Portfolio Class 3                       0.85%         13,753          (21,507)                -               -          (7,755)
  SAST Global Equities
    Portfolio Class 3                       0.95%         27,529           (2,356)                -               -          25,173
  SAST Global Equities
    Portfolio Class 3                       1.10%              8              (44)                -               -             (36)
  SAST Global Equities
    Portfolio Class 3                       1.20%         30,666             (763)                -               -          29,903
  SAST Alliance Growth
    Portfolio Class 1                       0.85%          6,498          (79,270)                -             (20)        (72,792)
  SAST Alliance Growth
    Portfolio Class 1                       1.10%          1,505           (3,665)                -               -          (2,160)
  SAST Alliance Growth
    Portfolio Class 1                       1.25%          2,238          (74,817)                -             (96)        (72,676)
  SAST Alliance Growth
    Portfolio Class 3                       0.85%         18,333         (166,493)                -               -        (148,160)
  SAST Alliance Growth
    Portfolio Class 3                       0.95%          4,624             (433)                -               -           4,191
  SAST Alliance Growth
    Portfolio Class 3                       1.10%            180           (1,082)                -               -            (902)
  SAST Alliance Growth
    Portfolio Class 3                       1.20%         24,333           (1,836)                -               -          22,497
  SAST MFS Massachusetts
    Investors Trust Portfolio
    Class 1                                 0.85%         53,767          (69,802)            1,145               -         (14,890)
  SAST MFS Massachusetts
    Investors Trust Portfolio
    Class 1                                 1.10%         16,019             (764)                -               -          15,255
  SAST MFS Massachusetts
    Investors Trust Portfolio
    Class 3                                 0.85%        550,272         (730,192)                -               -        (179,920)
  SAST MFS Massachusetts
    Investors Trust Portfolio
    Class 3                                 0.95%      1,308,109         (257,922)                -               -       1,050,186
  SAST MFS Massachusetts
    Investors Trust Portfolio
    Class 3                                 1.10%          2,605           (8,378)                -               -          (5,773)
  SAST MFS Massachusetts
    Investors Trust Portfolio
    Class 3                                 1.20%        623,517         (100,724)                -               -         522,793
  SAST Fundamental
    Growth Portfolio Class 1                0.85%          8,770          (95,969)                -             (19)        (87,218)
  SAST Fundamental
    Growth Portfolio Class 1                1.10%         19,736           (8,083)                -               -          11,653
  SAST Fundamental
    Growth Portfolio Class 1                1.25%          7,298          (41,972)                -             (74)        (34,748)
  SAST Fundamental
    Growth Portfolio Class 3                0.85%         27,889         (105,615)              195               -         (77,531)
  SAST Fundamental
    Growth Portfolio Class 3                0.95%          2,555           (2,558)                -               -              (3)
  SAST Fundamental
    Growth Portfolio Class 3                1.10%              -             (210)                -               -            (210)
  SAST Fundamental
    Growth Portfolio Class 3                1.20%         14,342           (3,033)                -               -          11,310
  SAST Dynamic Allocation
    Portfolio Class 3                       0.85%          1,340              (20)                -               -           1,320
  SAST Dynamic Allocation
    Portfolio Class 3                       0.95%     17,692,654         (542,649)                -               -      17,150,005
  SAST Dynamic Allocation
    Portfolio Class 3                       1.20%      3,527,839          (89,642)                -               -       3,438,197
  SAST International
    Diversified Equities
    Portfolio Class 1                       0.85%         30,817          (56,084)                -            (156)        (25,423)
  SAST International
    Diversified Equities
    Portfolio Class 1                       1.10%            711           (6,580)                -               -          (5,869)
  SAST International
    Diversified Equities
    Portfolio Class 1                       1.25%          3,438          (15,861)                -          (1,088)        (13,511)
  SAST International
    Diversified Equities
    Portfolio Class 3                       0.85%        267,428         (132,424)              596               -         135,601
  SAST International
    Diversified Equities
    Portfolio Class 3                       0.95%        381,315          (25,824)                -               -         355,491
  SAST International
    Diversified Equities
    Portfolio Class 3                       1.10%          1,326             (466)                -               -             860
  SAST International
    Diversified Equities
    Portfolio Class 3                       1.20%        183,502          (10,076)                -               -         173,426
  SAST Davis Venture Value
    Portfolio Class 1                       0.85%         19,786         (446,123)                -            (195)       (426,532)
  SAST Davis Venture Value
    Portfolio Class 1                       1.10%          4,553          (42,699)                -               -         (38,145)
  SAST Davis Venture Value
    Portfolio Class 1                       1.25%          6,410          (39,134)                -            (102)        (32,826)
  SAST Davis Venture Value
    Portfolio Class 3                       0.85%        137,270       (1,155,654)                -            (675)     (1,019,060)
  SAST Davis Venture Value
    Portfolio Class 3                       0.95%        499,992          (77,929)                -               -         422,064
  SAST Davis Venture Value
    Portfolio Class 3                       1.10%            440          (13,797)                -               -         (13,356)
  SAST Davis Venture Value
    Portfolio Class 3                       1.20%        244,496          (36,547)                -               -         207,949
  SAST MFS Total Return
    Portfolio Class 1                       0.85%        122,289         (706,006)                -          (1,686)       (585,403)
  SAST MFS Total Return
    Portfolio Class 1                       1.10%         19,844          (60,578)                -               -         (40,734)
  SAST MFS Total Return
    Portfolio Class 3                       0.85%        590,131         (953,860)               54               -        (363,675)
  SAST MFS Total Return
    Portfolio Class 3                       0.95%        252,169          (31,724)                -               -         220,445
  SAST MFS Total Return
    Portfolio Class 3                       1.10%          4,345          (16,199)                -               -         (11,854)
  SAST MFS Total Return
    Portfolio Class 3                       1.20%        171,011          (19,647)                -               -         151,364
  SAST Total Return Bond
    Portfolio Class 1                       0.85%        199,320         (324,822)                -          (2,439)       (127,940)
  SAST Total Return Bond
    Portfolio Class 1                       1.10%          6,373          (18,507)                -               -         (12,134)
  SAST Total Return Bond
    Portfolio Class 1                       1.25%            929           (8,168)                -               -          (7,240)
  SAST Total Return Bond
    Portfolio Class 3                       0.85%        906,760       (1,170,640)              217               -        (263,663)
  SAST Total Return Bond
    Portfolio Class 3                       0.95%      1,791,009         (184,871)                -               -       1,606,138
  SAST Total Return Bond
    Portfolio Class 3                       1.10%         13,173          (10,848)                -               -           2,325
  SAST Total Return Bond
    Portfolio Class 3                       1.20%        751,686          (97,791)                -               -         653,895
  SAST Telecom Utility
    Portfolio Class 1                       0.85%          3,589          (11,231)                -               -          (7,642)
  SAST Telecom Utility
    Portfolio Class 1                       1.10%          2,977             (704)                -               -           2,274
  SAST Telecom Utility
    Portfolio Class 1                       1.25%          6,551          (14,729)                -             (39)         (8,218)
  SAST Telecom Utility
    Portfolio Class 3                       0.85%          8,908          (15,807)                -               -          (6,899)
  SAST Telecom Utility
    Portfolio Class 3                       0.95%          2,560           (3,162)                -               -            (602)
  SAST Telecom Utility
    Portfolio Class 3                       1.10%            616              (73)                -               -             542
  SAST Telecom Utility
    Portfolio Class 3                       1.20%          8,610           (1,149)                -               -           7,461
  SAST Equity Opportunities
    Portfolio Class 1                       0.85%          3,363          (70,639)                -            (205)        (67,480)
  SAST Equity Opportunities
    Portfolio Class 1                       1.10%             93           (8,406)                -               -          (8,313)
  SAST Equity Opportunities
    Portfolio Class 1                       1.25%          1,011           (9,934)                -               -          (8,923)
  SAST Equity Opportunities
    Portfolio Class 3                       0.85%        389,251          (81,420)                -               -         307,831
  SAST Equity Opportunities
    Portfolio Class 3                       0.95%        419,262          (32,827)                -               -         386,435
  SAST Equity Opportunities
    Portfolio Class 3                       1.10%          1,880             (672)                -               -           1,209
  SAST Equity Opportunities
    Portfolio Class 3                       1.20%        190,795          (11,911)                -               -         178,884
  SAST Aggressive Growth
    Portfolio Class 1                       0.85%         15,800          (28,108)                -               -         (12,309)
  SAST Aggressive Growth
    Portfolio Class 1                       1.10%          2,750           (6,643)                -               -          (3,893)
  SAST Aggressive Growth
    Portfolio Class 1                       1.25%          8,052          (24,685)                -             (42)        (16,675)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                               Contracts With a    Accumulation     Accumulation     Annuity Units    Annuity Units    Net Increase
Sub-accounts                 Total Expense of(1)   Units Issued    Units Redeemed      Issued(1)       Redeemed(1)      (Decrease)
---------------------------  --------------------  -------------  ----------------  ---------------  ---------------  --------------
  SAST Aggressive Growth
    Portfolio Class 3                       0.85%         32,201          (13,667)                -               -          18,533
  SAST Aggressive Growth
    Portfolio Class 3                       0.95%          3,115          (41,727)                -               -         (38,612)
  SAST Aggressive Growth
    Portfolio Class 3                       1.10%              -              (27)                -               -             (27)
  SAST Aggressive Growth
    Portfolio Class 3                       1.20%          6,930             (479)                -               -           6,451
  SAST International Growth
    and Income Portfolio
    Class 1                                 0.85%         48,326         (114,711)                -          (1,484)        (67,868)
  SAST International Growth
    and Income Portfolio
    Class 1                                 1.10%          8,189           (3,204)                -               -           4,985
  SAST International Growth
    and Income Portfolio
    Class 1                                 1.25%          1,760          (31,389)              169               -         (29,460)
  SAST International Growth
    and Income Portfolio
    Class 3                                 0.85%        209,007       (1,401,125)              313               -      (1,191,805)
  SAST International Growth
    and Income Portfolio
    Class 3                                 0.95%         19,197           (1,429)                -               -          17,768
  SAST International Growth
    and Income Portfolio
    Class 3                                 1.10%          4,266          (14,241)                -               -          (9,975)
  SAST International Growth
    and Income Portfolio
    Class 3                                 1.20%          5,373           (3,464)                -               -           1,909
  SAST Emerging Markets
    Portfolio Class 1                       0.85%         18,033          (33,280)                -              (3)        (15,250)
  SAST Emerging Markets
    Portfolio Class 1                       1.10%          2,715           (5,316)                -               -          (2,601)
  SAST Emerging Markets
    Portfolio Class 1                       1.25%          4,798          (46,681)                -            (236)        (42,119)
  SAST Emerging Markets
    Portfolio Class 3                       0.85%        131,309         (154,767)              100               -         (23,359)
  SAST Emerging Markets
    Portfolio Class 3                       0.95%        114,583           (4,395)                -               -         110,187
  SAST Emerging Markets
    Portfolio Class 3                       1.10%          1,415             (890)                -               -             524
  SAST Emerging Markets
    Portfolio Class 3                       1.20%         63,562           (3,472)                -               -          60,090
  SAST SunAmerica
    Dynamic Strategy
    Portfolio Class 3                       0.85%              -              (10)                -               -             (10)
  SAST Real Estate Portfolio
    Class 1                                 0.85%          8,657          (22,314)                -              (2)        (13,659)
  SAST Real Estate Portfolio
    Class 1                                 1.10%          2,045           (1,110)                -               -             935
  SAST Real Estate Portfolio
    Class 1                                 1.25%          3,790          (12,160)                -            (129)         (8,499)
  SAST Real Estate Portfolio
    Class 3                                 0.85%        105,137         (352,705)                -               -        (247,568)
  SAST Real Estate Portfolio
    Class 3                                 0.95%         79,829           (7,360)                -               -          72,470
  SAST Real Estate Portfolio
    Class 3                                 1.10%          1,995           (3,396)                -               -          (1,401)
  SAST Real Estate Portfolio
    Class 3                                 1.20%         41,215           (4,343)                -               -          36,872
  SAST Dogs of Wall Street
    Portfolio Class 1                       0.85%         21,913          (31,319)                -             (84)         (9,490)
  SAST Dogs of Wall Street
    Portfolio Class 1                       1.10%          3,081           (2,507)                -               -             573
  SAST Dogs of Wall Street
    Portfolio Class 1                       1.25%          9,429          (23,191)                -            (206)        (13,968)
  SAST Dogs of Wall Street
    Portfolio Class 3                       0.85%        311,653          (66,717)                -             (54)        244,882
  SAST Dogs of Wall Street
    Portfolio Class 3                       0.95%        300,712          (42,506)                -               -         258,206
  SAST Dogs of Wall Street
    Portfolio Class 3                       1.10%          1,508             (259)                -               -           1,249
  SAST Dogs of Wall Street
    Portfolio Class 3                       1.20%        138,511          (10,432)                -               -         128,079
  SAST Balanced Portfolio
    Class 1                                 0.85%         58,609          (63,723)                -               -          (5,114)
  SAST Balanced Portfolio
    Class 1                                 1.10%          6,135           (7,821)                -               -          (1,686)
  SAST Balanced Portfolio
    Class 1                                 1.25%         13,831          (94,212)                -            (735)        (81,117)
  SAST Balanced Portfolio
    Class 3                                 0.85%        600,733         (116,777)                -               -         483,956
  SAST Balanced Portfolio
    Class 3                                 0.95%         75,840          (20,911)                -               -          54,929
  SAST Balanced Portfolio
    Class 3                                 1.10%              2           (4,588)                -               -          (4,586)
  SAST Balanced Portfolio
    Class 3                                 1.20%         90,011           (3,591)                -               -          86,420
  SST Real Return Portfolio
    Class 3                                 0.85%      1,580,929         (251,960)                -               -       1,328,968
  SST Real Return Portfolio
    Class 3                                 0.95%      1,475,922          (83,369)                -               -       1,392,553
  SST Real Return Portfolio
    Class 3                                 1.10%          9,453           (1,461)                -               -           7,992
  SST Real Return Portfolio
    Class 3                                 1.20%        598,932          (49,559)                -               -         549,373

(1) Presentation of Note 6 changed for 2013 to include Total Expense and Annuity Unit detail for each Sub-account.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2012.

                                                                    Accumulation Units    Accumulation Units    Net Increase
Sub-accounts                                                              Issued               Redeemed          (Decrease)
------------------------------------------------------------------  -------------------  --------------------  --------------
  Lord Abbett Growth and Income Portfolio Class VC                               68,740           (1,626,538)     (1,557,798)
  American Funds Growth-Income Fund Class 2                                     243,895           (3,383,610)     (3,139,715)
  American Funds Growth Fund Class 2                                            290,943           (1,534,405)     (1,243,462)
  Lord Abbett Mid Cap Stock Portfolio Class VC                                   21,339           (1,078,895)     (1,057,556)
  American Funds Asset Allocation Fund Class 2                                  212,837           (2,454,189)     (2,241,352)
  American Funds Global Growth Fund Class 2                                     362,835           (1,725,288)     (1,362,453)
  Invesco VI American Franchise Fund Series II                                    2,133             (109,209)       (107,076)
  Invesco VI Comstock Fund Series II                                            590,031           (2,238,692)     (1,648,661)
  Invesco VI Growth and Income Fund Series II                                 1,011,677           (2,021,728)     (1,010,051)
  Franklin Income Securities Fund                                               555,427             (139,576)        415,851
  Franklin Templeton VIP Founding Funds Allocations Fund Class 2                 36,316             (181,238)       (144,922)
  AST Growth Portfolio Class 1                                                    4,712             (464,738)       (460,026)
  AST Growth Portfolio Class 3                                                   16,390              (46,379)        (29,989)
  AST Government and Quality Bond Portfolio Class 1                              88,041             (493,216)       (405,175)
  AST Government and Quality Bond Portfolio Class 3                           2,576,338             (733,351)      1,842,987
  AST Capital Appreciation Portfolio Class 1                                     12,247             (740,476)       (728,229)
  AST Capital Appreciation Portfolio Class 3                                     97,982           (1,148,912)     (1,050,930)
  AST Natural Resources Portfolio Class 3                                         9,989              (76,066)        (66,077)
  SAST Equity Index Portfolio Class 1                                               396             (138,141)       (137,745)
  SAST Small Company Value Portfolio Class 1                                          5              (23,076)        (23,071)
  SAST Small Company Value Portfolio Class 3                                    421,506             (277,697)        143,809
  SAST Mid-Cap Growth Portfolio Class 1                                           3,115              (63,065)        (59,950)
  SAST Mid-Cap Growth Portfolio Class 3                                         935,130             (104,303)        830,827
  SAST Capital Growth Portfolio Class 1                                           4,070              (55,428)        (51,358)
  SAST Capital Growth Portfolio Class 3                                          15,268              (43,985)        (28,717)
  SAST Blue Chip Growth Portfolio Class 1                                         9,279              (14,895)         (5,616)
  SAST Blue Chip Growth Portfolio Class 3                                        83,689              (31,659)         52,030
  SAST Growth Opportunities Portfolio Class 1                                    14,561              (38,427)        (23,866)
  SAST Growth Opportunities Portfolio Class 3                                   571,672             (274,367)        297,305
  SAST Technology Portfolio Class 1                                              15,267              (27,350)        (12,083)
  SAST Technology Portfolio Class 3                                              28,438              (32,123)         (3,685)
  SAST Marsico Focused Growth Portfolio Class 3                                 135,050              (30,585)        104,465
  SAST Small & Mid Cap Value Portfolio Class 3                                  307,560             (367,801)        (60,241)
  SAST Foreign Value Portfolio Class 3                                        2,084,571             (778,562)      1,306,009
  SAST Cash Management Portfolio Class 1                                        539,042             (876,496)       (337,454)
  SAST Cash Management Portfolio Class 3                                        848,855           (1,137,154)       (288,299)
  SAST Corporate Bond Portfolio Class 1                                          12,447             (501,967)       (489,520)
  SAST Corporate Bond Portfolio Class 3                                         743,652             (942,454)       (198,802)
  SAST Global Bond Portfolio Class 1                                             17,750             (113,347)        (95,597)
  SAST Global Bond Portfolio Class 3                                            331,128             (151,382)        179,746
  SAST High-Yield Bond Portfolio Class 1                                         45,238             (136,472)        (91,234)
  SAST High-Yield Bond Portfolio Class 3                                        144,857             (233,407)        (88,550)
  AST Asset Allocation Portfolio Class 1                                         28,866              (96,798)        (67,932)
  AST Asset Allocation Portfolio Class 3                                         79,300              (44,529)         34,771
  SAST Growth-Income Portfolio Class 1                                           14,397             (104,940)        (90,543)
  SAST Growth-Income Portfolio Class 3                                          666,479              (75,882)        590,597
  SAST Global Equities Portfolio Class 1                                             90              (46,165)        (46,075)
  SAST Global Equities Portfolio Class 3                                         26,218              (17,076)          9,142
  SAST Alliance Growth Portfolio Class 1                                          1,354             (104,604)       (103,250)
  SAST Alliance Growth Portfolio Class 3                                          9,266             (184,151)       (174,885)
  SAST MFS Massachusetts Investors Trust Portfolio Class 1                        1,584              (41,256)        (39,672)
  SAST MFS Massachusetts Investors Trust Portfolio Class 3                    1,238,296             (264,885)        973,411
  SAST Fundamental Growth Portfolio Class 1                                       2,830             (132,415)       (129,585)
  SAST Fundamental Growth Portfolio Class 3                                      43,362              (32,908)         10,454
  SAST Dynamic Allocation Portfolio Class 3                                   6,810,575              (73,099)      6,737,476
  SAST International Diversified Equities Portfolio Class 1                       4,711             (108,114)       (103,403)
  SAST International Diversified Equities Portfolio Class 3                     115,948              (69,442)         46,506
  SAST Davis Venture Value Portfolio Class 1                                     15,651             (658,705)       (643,054)
  SAST Davis Venture Value Portfolio Class 3                                    207,134             (608,687)       (401,553)
  SAST MFS Total Return Portfolio Class 1                                        20,411             (860,499)       (840,088)
  SAST MFS Total Return Portfolio Class 3                                       264,245             (840,973)       (576,728)
  SAST Total Return Bond Portfolio Class 1                                      146,734             (194,729)        (47,995)
  SAST Total Return Bond Portfolio Class 3                                    2,442,374             (521,825)      1,920,549
  SAST Telecom Utility Portfolio Class 1                                          9,199              (20,452)        (11,253)
  SAST Telecom Utility Portfolio Class 3                                         22,768              (12,007)         10,761

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2012.

                                                                Accumulation Units    Accumulation Units    Net Increase
Sub-accounts                                                          Issued               Redeemed          (Decrease)
--------------------------------------------------------------  -------------------  --------------------  --------------
  SAST Equity Opportunities Portfolio Class 1                                 7,917              (97,364)        (89,447)
  SAST Equity Opportunities Portfolio Class 3                               112,685              (15,162)         97,523
  SAST Aggressive Growth Portfolio Class 1                                    3,108              (40,013)        (36,905)
  SAST Aggressive Growth Portfolio Class 3                                   49,448               (6,241)         43,207
  SAST International Growth and Income Portfolio Class 1                      6,186             (110,947)       (104,761)
  SAST International Growth and Income Portfolio Class 3                      9,479             (426,493)       (417,014)
  SAST Emerging Markets Portfolio Class 1                                       630              (77,978)        (77,348)
  SAST Emerging Markets Portfolio Class 3                                    54,005              (42,174)         11,831
  SAST SunAmerica Dynamic Strategy Portfolio Class 3                             10                    -              10
  SAST Real Estate Portfolio Class 1                                          2,879              (25,761)        (22,882)
  SAST Real Estate Portfolio Class 3                                         96,709              (70,495)         26,214
  SAST Dogs of Wall Street Portfolio Class 1                                 29,673              (46,181)        (16,508)
  SAST Dogs of Wall Street Portfolio Class 3                                146,671              (21,664)        125,007
  SAST Balanced Portfolio Class 1                                            86,609             (114,188)        (27,579)
  SAST Balanced Portfolio Class 3                                           194,774              (46,916)        147,858
  SST Real Return Portfolio Class 3                                       1,011,308              (55,281)        956,027

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
Lord Abbett Growth and Income Portfolio Class VC
---------------------------------------------------------------------------------
12/31/2013                         6,909,891     17.01  to    17.56   121,091,260   0.85% to 1.20%    0.54%    34.28%  to     34.75%
12/31/2012                         8,734,130     12.67  to    13.03   113,650,846   0.85% to 1.20%    0.92%    10.75%  to     11.14%
12/31/2011                        10,291,928     11.44  to    11.73   120,543,506   0.85% to 1.20%    0.68%   -12.93%  to     -6.88%
12/31/2010                        12,237,231     12.32  to    12.59   153,938,811   0.85% to 1.10%    0.55%     5.04%  to      5.22%
4/30/2010                         13,672,902     11.73  to    11.97   163,475,589   0.85% to 1.10%    0.92%    38.67%  to     39.02%
4/30/2009                         15,241,513      8.46  to     8.61   131,090,165   0.85% to 1.10%    1.82%   -37.35%  to    -37.19%

American Funds Growth-Income Fund Class 2
---------------------------------------------------------------------------------
12/31/2013                        15,875,732     25.21  to    26.01   412,056,459   0.85% to 1.20%    1.32%    31.91%  to     32.37%
12/31/2012                        18,422,938     19.11  to    19.65   361,536,342   0.85% to 1.20%    1.56%    16.08%  to     16.49%
12/31/2011                        21,562,653     16.47  to    16.87   363,374,312   0.85% to 1.20%    1.48%    -9.22%  to     -2.66%
12/31/2010                        25,263,731     16.97  to    17.33   437,446,407   0.85% to 1.10%    1.49%     5.15%  to      5.32%
4/30/2010                         27,563,259     16.14  to    16.45   453,154,537   0.85% to 1.10%    1.48%    33.77%  to     34.10%
4/30/2009                         30,081,713     12.06  to    12.27   368,806,501   0.85% to 1.10%    2.05%   -34.25%  to    -34.09%

American Funds Growth Fund Class 2
---------------------------------------------------------------------------------
12/31/2013                         8,199,373     29.05  to    29.93   244,676,769   0.85% to 1.20%    0.92%    28.56%  to     29.00%
12/31/2012                         9,225,171     22.60  to    23.20   213,620,091   0.85% to 1.20%    0.77%    16.48%  to     16.89%
12/31/2011                        10,468,633     19.40  to    19.85   207,500,378   0.85% to 1.20%    0.59%   -12.83%  to     -5.09%
12/31/2010                        12,043,778     20.49  to    20.91   251,575,242   0.85% to 1.10%    0.72%     9.94%  to     10.13%
4/30/2010                         13,360,013     18.64  to    18.99   253,434,644   0.85% to 1.10%    0.60%    38.39%  to     38.74%
4/30/2009                         14,743,935     13.47  to    13.68   201,612,748   0.85% to 1.10%    0.99%   -37.78%  to    -37.62%

Lord Abbett Mid Cap Stock Portfolio Class VC
---------------------------------------------------------------------------------
12/31/2013                         3,839,341     19.74  to    20.35    77,949,580   0.85% to 1.20%    0.41%    28.77%  to     29.22%
12/31/2012                         4,517,908     15.33  to    15.75    71,012,534   0.85% to 1.20%    0.62%    13.18%  to     13.57%
12/31/2011                         5,575,464     13.54  to    13.86    77,188,094   0.85% to 1.20%    0.19%   -13.37%  to     -4.82%
12/31/2010                         6,800,474     14.25  to    14.57    98,941,298   0.85% to 1.10%    0.40%    11.10%  to     11.28%
4/30/2010                          7,674,773     12.83  to    13.09   100,348,573   0.85% to 1.10%    0.45%    43.62%  to     43.99%
4/30/2009                          8,811,469      8.93  to     9.09    80,026,356   0.85% to 1.10%    1.52%   -36.55%  to    -36.40%

American Funds Asset Allocation Fund Class 2
---------------------------------------------------------------------------------
12/31/2013                        15,390,855     23.10  to    23.79   365,584,176   0.85% to 1.20%    1.47%    22.22%  to     22.65%
12/31/2012                        15,535,469     18.90  to    19.40   301,000,788   0.85% to 1.20%    1.86%    14.80%  to     15.21%
12/31/2011                        17,776,821     16.46  to    16.84   299,059,306   0.85% to 1.20%    1.80%    -6.35%  to      0.44%
12/31/2010                        20,548,416     16.43  to    16.76   344,228,504   0.85% to 1.10%    1.98%     7.01%  to      7.19%
4/30/2010                         22,456,212     15.36  to    15.64   350,977,590   0.85% to 1.10%    2.21%    25.69%  to     26.00%
4/30/2009                         24,735,961     12.22  to    12.41   306,848,165   0.85% to 1.10%    2.94%   -26.24%  to    -26.06%

American Funds Global Growth Fund Class 2
---------------------------------------------------------------------------------
12/31/2013                         9,604,256     33.18  to    34.20   327,531,412   0.85% to 1.20%    1.23%    27.64%  to     28.09%
12/31/2012                        10,545,732     26.00  to    26.70   281,095,191   0.85% to 1.20%    0.88%    21.10%  to     21.52%
12/31/2011                        11,908,185     21.47  to    21.97   261,361,569   0.85% to 1.20%    1.27%   -17.13%  to     -9.66%
12/31/2010                        13,281,602     23.83  to    24.32   322,745,750   0.85% to 1.10%    1.49%     9.53%  to      9.71%
4/30/2010                         14,487,215     21.76  to    22.16   320,908,146   0.85% to 1.10%    1.29%    37.68%  to     38.03%
4/30/2009                         15,826,565     15.81  to    16.06   254,008,177   0.85% to 1.10%    2.18%   -34.28%  to    -34.12%

Invesco VI American Franchise Fund Series II
---------------------------------------------------------------------------------
12/31/2013                           359,106     16.00  to    16.48     5,899,166   0.85% to 1.20%    0.24%    38.13%  to     38.62%
12/31/2012                           440,812     11.58  to    11.89     5,229,170   0.85% to 1.20%    0.00%    12.04%  to     12.44%
12/31/2011                           547,888     10.34  to    10.58     5,785,568   0.85% to 1.20%    0.00%   -14.09%  to     -7.18%
12/31/2010                           666,338     11.18  to    11.39     7,580,846   0.85% to 1.10%    0.00%     9.80%  to      9.98%
4/30/2010                            767,800     10.18  to    10.36     7,944,554   0.85% to 1.10%    0.00%    45.23%  to     45.60%
4/30/2009                            772,256      7.01  to     7.12     5,488,421   0.85% to 1.10%    0.00%   -35.91%  to    -35.75%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
Invesco VI Comstock Fund Series II
---------------------------------------------------------------------------------
12/31/2013                        14,031,194     19.63  to    20.27   283,507,573   0.85% to 1.20%    1.44%    34.04%  to     34.51%
12/31/2012                        15,243,068     14.64  to    15.07   229,271,523   0.85% to 1.20%    1.49%    17.50%  to     17.92%
12/31/2011                        16,891,729     12.46  to    12.78   215,633,423   0.85% to 1.20%    1.36%   -11.15%  to     -2.94%
12/31/2010                        19,127,871     12.87  to    13.17   251,638,506   0.85% to 1.10%    0.00%     7.37%  to      7.55%
4/30/2010                         21,032,261     11.99  to    12.24   257,294,911   0.85% to 1.10%    1.64%    40.23%  to     40.58%
4/30/2009                         23,758,537      8.55  to     8.71   206,766,356   0.85% to 1.10%    2.47%   -34.69%  to    -34.53%

Invesco VI Growth and Income Fund Series II
---------------------------------------------------------------------------------
12/31/2013                        13,347,023     21.06  to    21.80   289,855,640   0.85% to 1.20%    1.27%    32.18%  to     32.64%
12/31/2012                        14,724,855     15.93  to    16.43   241,423,280   0.85% to 1.20%    1.30%    12.98%  to     13.38%
12/31/2011                        15,734,906     14.10  to    14.49   227,760,765   0.85% to 1.20%    1.00%   -10.74%  to     -3.09%
12/31/2010                        17,602,934     14.59  to    14.96   263,027,122   0.85% to 1.10%    0.00%     3.50%  to      3.67%
4/30/2010                         19,037,638     14.10  to    14.43   274,405,440   0.85% to 1.10%    1.30%    40.26%  to     40.61%
4/30/2009                         20,637,120     10.05  to    10.26   211,553,323   0.85% to 1.10%    2.22%   -33.49%  to    -33.32%

Franklin Income Securities Fund
---------------------------------------------------------------------------------
12/31/2013                         2,469,399     13.41  to    13.62    33,527,085   0.85% to 1.20%    5.78%    12.59%  to     12.98%
12/31/2012                         1,823,182     11.91  to    12.05    21,937,148   0.85% to 1.20%    6.45%    11.31%  to     11.70%
12/31/2011                         1,407,331     10.70  to    10.79    15,179,584   0.85% to 1.20%    5.53%    -5.54%  to      1.52%
12/31/2010                         1,275,194     10.57  to    10.63    13,554,263   0.85% to 1.10%    6.52%     5.93%  to      6.10%
4/30/2010                          1,239,046      9.98  to    10.02    12,413,390   0.85% to 1.10%    6.78%    36.32%  to     36.66%
4/30/2009                          1,082,357      7.32  to     7.33     7,934,838   0.85% to 1.10%    1.46%   -27.67%  to    -27.59%

Franklin Templeton VIP Founding Funds Allocations Fund Class 2
---------------------------------------------------------------------------------
12/31/2013                         1,344,874     12.68  to    12.88    17,293,792   0.85% to 1.20%   13.74%    22.30%  to     22.73%
12/31/2012                         2,416,953     10.36  to    10.49    25,355,257   0.85% to 1.20%    2.76%    13.95%  to     14.35%
12/31/2011                         2,561,875      9.09  to     9.18    23,506,395   0.85% to 1.20%    0.02%   -10.47%  to     -2.38%
12/31/2010                         2,670,875      9.34  to     9.40    25,104,203   0.85% to 1.10%    2.20%     4.75%  to      4.93%
4/30/2010                          2,744,267      8.91  to     8.96    24,582,687   0.85% to 1.10%    2.39%    34.35%  to     34.69%
4/30/2009                          2,716,589      6.63  to     6.65    18,067,282   0.85% to 1.10%    3.55%   -33.46%  to    -33.29%

AST Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         1,560,885     17.81  to    48.09    32,037,012   0.85% to 1.25%    0.78%    33.50%  to     34.03%
12/31/2012                         1,901,754     13.29  to    36.02    29,001,264   0.85% to 1.25%    0.56%    12.55%  to     13.00%
12/31/2011                         2,361,780     11.76  to    32.00    31,593,436   0.85% to 1.25%    0.71%    -7.42%  to     -7.05%
12/31/2010                         2,921,238     12.65  to    34.57    41,947,682   0.85% to 1.25%    0.72%     5.93%  to      6.21%
4/30/2010                          3,367,270     11.91  to    32.63    45,414,987   0.85% to 1.25%    1.04%    40.20%  to     40.76%
4/30/2009                          4,008,018      8.46  to    23.28    38,205,960   0.85% to 1.25%    0.91%   -36.22%  to    -35.96%

AST Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           316,571     16.86  to    17.47     5,506,047   0.85% to 1.20%    0.54%    33.24%  to     33.70%
12/31/2012                           311,488     12.66  to    13.07     4,064,970   0.85% to 1.20%    0.29%    12.33%  to     12.72%
12/31/2011                           341,477     11.27  to    11.60     3,958,202   0.85% to 1.20%    0.46%   -14.08%  to     -7.28%
12/31/2010                           386,395     12.18  to    12.51     4,831,679   0.85% to 1.10%    0.52%     5.81%  to      6.03%
4/30/2010                            411,516     11.51  to    11.79     4,853,062   0.85% to 1.10%    0.71%    39.93%  to     40.41%
4/30/2009                            472,674      8.23  to     8.40     3,970,032   0.85% to 1.10%    0.50%   -36.30%  to    -36.12%

AST Government and Quality Bond Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         2,329,933     17.10  to    21.58    41,570,606   0.85% to 1.25%    2.33%    -3.30%  to     -2.92%
12/31/2012                         2,746,868     17.62  to    22.32    50,495,823   0.85% to 1.25%    2.24%     2.50%  to      2.91%
12/31/2011                         3,152,043     17.12  to    21.77    56,385,005   0.85% to 1.25%    3.05%     5.76%  to      6.18%
12/31/2010                         3,914,604     16.12  to    20.59    65,850,857   0.85% to 1.25%    4.02%     1.62%  to      1.90%
4/30/2010                          4,361,104     15.82  to    20.26    72,083,413   0.85% to 1.25%    4.93%     4.56%  to      4.98%
4/30/2009                          5,468,822     15.07  to    19.37    85,971,493   0.85% to 1.25%    4.17%     2.30%  to      2.71%

AST Government and Quality Bond Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                        10,275,037     16.20  to    16.77   171,288,409   0.85% to 1.20%    2.24%    -3.50%  to     -3.16%
12/31/2012                         7,600,955     16.78  to    17.32   131,175,137   0.85% to 1.20%    2.11%     2.30%  to      2.66%
12/31/2011                         5,757,968     16.41  to    16.87    97,013,952   0.85% to 1.20%    2.93%     4.47%  to      5.92%
12/31/2010                         5,822,234     15.54  to    15.93    92,721,368   0.85% to 1.10%    3.69%     1.56%  to      1.72%
4/30/2010                          5,922,965     15.31  to    15.66    92,731,206   0.85% to 1.10%    4.48%     4.45%  to      4.72%
4/30/2009                          5,442,670     14.65  to    14.96    81,374,970   0.85% to 1.10%    3.70%     2.20%  to      2.45%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
AST Capital Appreciation Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         2,615,547     26.59  to    81.54    79,467,770   0.85% to 1.25%    0.00%    34.14%  to     34.67%
12/31/2012                         3,135,121     19.74  to    60.79    70,325,490   0.85% to 1.25%    0.00%    22.35%  to     22.85%
12/31/2011                         3,863,350     16.07  to    49.68    70,183,281   0.85% to 1.25%    0.00%    -8.20%  to     -7.83%
12/31/2010                         4,668,672     17.44  to    54.12    91,161,310   0.85% to 1.25%    0.13%    12.95%  to     13.25%
4/30/2010                          5,221,493     15.40  to    47.92    89,668,733   0.85% to 1.25%    0.00%    44.33%  to     44.91%
4/30/2009                          6,103,781     10.63  to    33.20    72,003,272   0.85% to 1.25%    0.00%   -34.86%  to    -34.60%

AST Capital Appreciation Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         5,623,576     25.13  to    26.09   146,217,010   0.85% to 1.20%    0.00%    33.87%  to     34.34%
12/31/2012                         5,587,235     18.77  to    19.42   108,360,397   0.85% to 1.20%    0.00%    22.11%  to     22.54%
12/31/2011                         6,638,165     15.37  to    15.85   105,117,546   0.85% to 1.20%    0.00%   -19.45%  to     -8.06%
12/31/2010                         7,458,411     16.80  to    17.24   128,499,376   0.85% to 1.10%    0.00%    12.87%  to     13.06%
4/30/2010                          8,272,211     14.88  to    15.25   126,060,954   0.85% to 1.10%    0.00%    44.19%  to     44.55%
4/30/2009                          8,928,669     10.32  to    10.55    94,134,741   0.85% to 1.10%    0.00%   -34.93%  to    -34.77%

AST Natural Resources Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           556,766     10.21  to    10.44     5,802,117   0.85% to 1.20%    0.69%     4.28%  to      4.64%
12/31/2012                           588,743      9.79  to     9.98     5,868,674   0.85% to 1.20%    0.81%     2.03%  to      2.39%
12/31/2011                           654,820      9.60  to     9.75     6,378,281   0.85% to 1.20%    0.42%   -27.10%  to    -21.14%
12/31/2010                           718,089     12.22  to    12.36     8,872,042   0.85% to 1.10%    0.71%    14.50%  to     14.69%
4/30/2010                            797,301     10.67  to    10.78     8,588,981   0.85% to 1.10%    1.00%    42.47%  to     42.83%
4/30/2009                            864,571      7.49  to     7.54     6,521,441   0.85% to 1.10%    0.81%   -48.71%  to    -48.58%

SAST Equity Index Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           784,852                  14.07    11,042,792            1.25%    0.32%                   29.78%
12/31/2012                           870,415                  10.84     9,436,816            1.25%    0.18%                   13.61%
12/31/2011                         1,008,160                   9.54     9,620,430            1.25%    1.51%                    0.30%
12/31/2010                         1,144,865                   9.51    10,891,764            1.25%    1.67%                    6.29%
4/30/2010                          1,249,940                   8.95    11,187,954            1.25%    2.51%                   36.45%
4/30/2009                          1,426,489                   6.56     9,357,126            1.25%    2.48%                  -36.27%

SAST Small Company Value Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           103,514     40.60  to    40.60     4,202,516   0.85% to 1.25%    0.88%    33.69%  to     33.69%
12/31/2012                           118,143     22.04  to    30.37     3,587,475   0.85% to 1.25%    0.43%    16.40%  to     16.83%
12/31/2011                           141,214     18.87  to    26.09     3,681,375   0.85% to 1.25%    0.36%    -4.43%  to     -4.07%
12/31/2010                           200,102     19.67  to    27.30     5,459,250   0.85% to 1.25%    0.59%     6.83%  to      7.09%
4/30/2010                            196,455     18.36  to    25.55     5,017,112   0.85% to 1.25%    0.75%    49.63%  to     50.20%
4/30/2009                            196,515     12.23  to    17.08     3,353,978   0.85% to 1.25%    0.59%   -32.17%  to    -31.88%

SAST Small Company Value Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         2,363,119     14.74  to    15.05    35,459,134   0.85% to 1.20%    0.65%    33.43%  to     33.89%
12/31/2012                         3,043,346     11.05  to    11.24    34,154,966   0.85% to 1.20%    0.24%    16.17%  to     16.58%
12/31/2011                         2,899,537      9.51  to     9.64    27,942,383   0.85% to 1.20%    0.23%   -10.53%  to     -4.28%
12/31/2010                         2,866,624      9.96  to    10.07    28,873,321   0.85% to 1.10%    0.45%     6.76%  to      6.93%
4/30/2010                          3,141,661      9.33  to     9.42    29,592,411   0.85% to 1.10%    0.51%    49.48%  to     49.86%
4/30/2009                          3,367,697      6.24  to     6.29    21,168,104   0.85% to 1.10%    0.23%   -32.24%  to    -32.07%

SAST Mid-Cap Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           300,861     14.92  to    15.41     4,620,399   0.85% to 1.10%    0.00%    40.86%  to     41.21%
12/31/2012                           312,135     10.59  to    10.91     3,400,165   0.85% to 1.10%    0.00%    14.78%  to     15.07%
12/31/2011                           372,085      9.23  to     9.48     3,521,322   0.85% to 1.10%    0.00%    -6.96%  to     -6.73%
12/31/2010                           424,605      9.92  to    10.16     4,305,607   0.85% to 1.10%    0.00%    13.02%  to     13.21%
4/30/2010                            415,544      8.78  to     8.98     3,721,809   0.85% to 1.10%    0.00%    39.52%  to     39.87%
4/30/2009                            361,701      6.29  to     6.42     2,318,266   0.85% to 1.10%    0.00%   -33.90%  to    -33.74%

SAST Mid-Cap Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,638,245     14.60  to    15.11    24,526,233   0.85% to 1.20%    0.00%    40.37%  to     40.86%
12/31/2012                         1,675,831     10.40  to    10.73    17,854,707   0.85% to 1.20%    0.00%    14.38%  to     14.79%
12/31/2011                           845,004      9.09  to     9.35     7,862,931   0.85% to 1.20%    0.00%   -15.38%  to     -6.96%
12/31/2010                           366,167      9.80  to    10.05     3,675,201   0.85% to 1.10%    0.00%    12.83%  to     13.02%
4/30/2010                            281,931      8.69  to     8.89     2,504,081   0.85% to 1.10%    0.00%    39.17%  to     39.52%
4/30/2009                            222,621      6.24  to     6.37     1,417,554   0.85% to 1.10%    0.00%   -34.07%  to    -33.90%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST Capital Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                            80,743     10.81  to    11.16       898,784   0.85% to 1.10%    0.77%    27.84%  to     28.16%
12/31/2012                            96,643      8.46  to     8.71       839,239   0.85% to 1.10%    0.39%    12.68%  to     12.96%
12/31/2011                           148,001      7.50  to     7.71     1,138,262   0.85% to 1.10%    0.00%    -2.39%  to     -2.15%
12/31/2010                           197,382      7.69  to     7.88     1,552,228   0.85% to 1.10%    0.00%     5.85%  to      6.03%
4/30/2010                            217,991      7.26  to     7.43     1,617,471   0.85% to 1.10%    0.00%    33.16%  to     33.50%
4/30/2009                            211,903      5.45  to     5.57     1,178,444   0.85% to 1.10%    0.00%   -38.05%  to    -37.90%

SAST Capital Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           350,994     10.58  to    10.95     3,823,323   0.85% to 1.20%    0.57%    27.40%  to     27.84%
12/31/2012                           380,722      8.30  to     8.56     3,252,911   0.85% to 1.20%    0.16%    12.28%  to     12.68%
12/31/2011                           409,439      7.39  to     7.60     3,109,242   0.85% to 1.20%    0.00%    -9.14%  to     -2.39%
12/31/2010                           477,946      7.59  to     7.78     3,719,204   0.85% to 1.10%    0.00%     5.67%  to      5.85%
4/30/2010                            506,120      7.18  to     7.35     3,721,024   0.85% to 1.10%    0.00%    32.83%  to     33.17%
4/30/2009                            542,220      5.41  to     5.52     2,993,747   0.85% to 1.10%    0.00%   -38.21%  to    -38.05%

SAST Blue Chip Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           180,788      8.44  to     8.71     1,567,805   0.85% to 1.10%    0.36%    32.50%  to     32.83%
12/31/2012                           168,629      6.37  to     6.56     1,104,932   0.85% to 1.10%    0.00%    10.35%  to     10.63%
12/31/2011                           174,245      5.77  to     5.93     1,032,130   0.85% to 1.10%    0.22%    -6.62%  to     -6.39%
12/31/2010                           169,073      6.18  to     6.33     1,069,902   0.85% to 1.10%    0.29%     6.89%  to      7.07%
4/30/2010                            196,720      5.78  to     5.92     1,162,098   0.85% to 1.10%    0.32%    32.80%  to     33.13%
4/30/2009                            211,535      4.35  to     4.44       938,950   0.85% to 1.10%    0.54%   -31.55%  to    -31.37%

SAST Blue Chip Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           374,908      8.20  to     8.55     3,167,173   0.85% to 1.20%    0.13%    32.04%  to     32.50%
12/31/2012                           356,702      6.21  to     6.45     2,289,960   0.85% to 1.20%    0.00%     9.97%  to     10.36%
12/31/2011                           304,672      5.65  to     5.85     1,777,763   0.85% to 1.20%    0.01%   -12.42%  to     -6.62%
12/31/2010                           249,608      6.07  to     6.26     1,562,629   0.85% to 1.10%    0.08%     6.77%  to      6.89%
4/30/2010                            220,394      5.68  to     5.86     1,290,834   0.85% to 1.10%    0.05%    32.36%  to     32.80%
4/30/2009                            199,873      4.29  to     4.41       881,600   0.85% to 1.10%    0.19%   -31.94%  to    -31.54%

SAST Growth Opportunities Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           209,513      9.69  to     9.94     2,031,411   0.85% to 1.10%    0.00%    36.28%  to     36.62%
12/31/2012                           230,611      7.09  to     7.29     1,638,011   0.85% to 1.10%    0.00%    16.28%  to     16.57%
12/31/2011                           254,477      6.08  to     6.27     1,550,205   0.85% to 1.10%    0.00%    -3.43%  to     -3.19%
12/31/2010                           276,045      6.28  to     6.49     1,737,058   0.85% to 1.10%    0.00%     9.89%  to     10.07%
4/30/2010                            282,175      5.71  to     5.91     1,614,772   0.85% to 1.10%    0.00%    35.23%  to     35.57%
4/30/2009                            188,057      4.21  to     4.37       793,208   0.85% to 1.10%    0.00%   -31.48%  to    -31.31%

SAST Growth Opportunities Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         2,399,975      9.50  to     9.72    22,855,474   0.85% to 1.20%    0.00%    35.81%  to     36.29%
12/31/2012                         3,597,842      6.97  to     7.16    25,118,001   0.85% to 1.20%    0.00%    15.87%  to     16.28%
12/31/2012                         3,597,842      6.97  to     7.16    25,118,001   0.85% to 1.20%    0.00%    15.87%  to     16.28%
12/31/2012                         3,597,842      6.97  to     7.16    25,118,001   0.85% to 1.20%    0.00%    15.87%  to     16.28%
12/31/2012                         3,597,842      6.97  to     7.16    25,118,001   0.85% to 1.20%    0.00%    15.87%  to     16.28%
12/31/2012                         3,597,842      6.97  to     7.16    25,118,001   0.85% to 1.20%    0.00%    15.87%  to     16.28%

SAST Technology Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           115,036      2.97  to     3.07       350,624   0.85% to 1.10%    0.00%    24.51%  to     24.82%
12/31/2012                           127,154      2.38  to     2.46       310,790   0.85% to 1.10%    0.00%     6.59%  to      6.86%
12/31/2011                           139,237      2.24  to     2.30       318,713   0.85% to 1.10%    0.00%    -6.42%  to     -6.18%
12/31/2010                           174,817      2.39  to     2.45       427,041   0.85% to 1.10%    0.00%    10.55%  to     10.73%
4/30/2010                            205,324      2.16  to     2.21       453,275   0.85% to 1.10%    0.00%    40.56%  to     40.91%
4/30/2009                            161,321      1.54  to     1.57       252,953   0.85% to 1.10%    0.00%   -35.24%  to    -35.07%

SAST Technology Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           241,342      2.88  to     3.01       718,532   0.85% to 1.20%    0.00%    24.07%  to     24.51%
12/31/2012                           255,123      2.32  to     2.41       613,287   0.85% to 1.20%    0.00%     6.22%  to      6.59%
12/31/2011                           258,808      2.19  to     2.26       586,022   0.85% to 1.20%    0.00%   -10.46%  to     -6.42%
12/31/2010                           320,218      2.33  to     2.42       774,855   0.85% to 1.10%    0.00%    10.18%  to     10.55%
4/30/2010                            316,033      2.12  to     2.19       691,777   0.85% to 1.10%    0.00%    39.38%  to     40.56%
4/30/2009                            287,583      1.52  to     1.56       447,853   0.85% to 1.10%    0.00%   -35.51%  to    -35.24%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST Marsico Focused Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,117,507     14.34  to    14.65    16,291,121   0.85% to 1.20%    0.01%    32.76%  to     33.23%
12/31/2012                           422,088     10.80  to    11.00     4,627,515   0.85% to 1.20%    0.11%     9.65%  to     10.03%
12/31/2011                           317,623      9.85  to     9.99     3,170,730   0.85% to 1.20%    0.11%    -9.03%  to     -2.52%
12/31/2010                           296,194     10.13  to    10.25     3,034,983   0.85% to 1.10%    0.22%     8.64%  to      8.83%
4/30/2010                            301,502      9.33  to     9.42     2,839,063   0.85% to 1.10%    0.46%    35.74%  to     36.08%
4/30/2009                            314,756      6.87  to     6.92     2,178,337   0.85% to 1.10%    0.27%   -36.46%  to    -36.30%

SAST Small & Mid Cap Value Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         2,784,605     16.81  to    17.19    47,709,929   0.85% to 1.20%    0.25%    35.81%  to     36.29%
12/31/2012                         4,087,534     12.38  to    12.61    51,472,222   0.85% to 1.20%    0.38%    16.89%  to     17.30%
12/31/2011                         4,147,775     10.59  to    10.75    44,564,972   0.85% to 1.20%    0.13%   -15.85%  to     -9.00%
12/31/2010                         4,109,354     11.67  to    11.81    48,532,574   0.85% to 1.10%    0.20%     4.45%  to      4.63%
4/30/2010                          4,387,802     11.18  to    11.29    49,530,176   0.85% to 1.10%    0.53%    59.19%  to     59.59%
4/30/2009                          4,937,535      7.02  to     7.07    34,926,394   0.85% to 1.10%    0.23%   -33.50%  to    -33.33%

SAST Foreign Value Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         8,637,557     12.03  to    12.29   105,700,199   0.85% to 1.20%    1.69%    21.61%  to     22.04%
12/31/2012                         8,922,679      9.89  to    10.07    89,644,234   0.85% to 1.20%    1.98%    17.87%  to     18.28%
12/31/2011                         7,616,670      8.39  to     8.51    64,786,340   0.85% to 1.20%    1.48%   -22.25%  to    -12.60%
12/31/2010                         6,558,989      9.63  to     9.74    63,868,282   0.85% to 1.10%    1.86%     4.56%  to      4.73%
4/30/2010                          6,529,426      9.21  to     9.30    60,706,930   0.85% to 1.10%    2.38%    28.85%  to     29.18%
4/30/2009                          6,208,269      7.15  to     7.20    44,685,557   0.85% to 1.10%    3.27%   -39.79%  to    -39.64%

SAST Cash Management Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         1,191,053     11.37  to    13.14    13,948,521   0.85% to 1.25%    0.00%    -1.50%  to     -1.11%
12/31/2012                         1,246,117     11.50  to    13.34    14,863,988   0.85% to 1.25%    0.00%    -1.48%  to     -1.09%
12/31/2011                         1,583,571     11.63  to    13.54    19,038,886   0.85% to 1.25%    0.00%    -1.51%  to     -1.12%
12/31/2010                         1,418,702     11.76  to    13.75    17,397,029   0.85% to 1.25%    0.00%    -0.99%  to     -0.73%
4/30/2010                          1,662,599     11.85  to    13.89    20,531,580   0.85% to 1.25%    2.53%    -1.31%  to     -0.91%
4/30/2009                          3,643,431     11.95  to    14.07    44,673,769   0.85% to 1.25%    3.51%    -0.63%  to     -0.23%

SAST Cash Management Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,042,965     10.74  to    11.16    11,594,279   0.85% to 1.20%    0.00%    -1.70%  to     -1.35%
12/31/2012                           883,419     10.92  to    11.31     9,986,971   0.85% to 1.20%    0.00%    -1.68%  to     -1.33%
12/31/2011                         1,171,718     11.11  to    11.46    13,425,444   0.85% to 1.20%    0.00%    -1.37%  to     -1.06%
12/31/2010                           934,751     11.29  to    11.62    10,863,494   0.85% to 1.10%    0.00%    -1.04%  to     -0.89%
4/30/2010                            925,860     11.41  to    11.73    10,857,389   0.85% to 1.10%    2.47%    -1.41%  to     -1.16%
4/30/2009                          1,880,894     11.57  to    11.87    22,315,806   0.85% to 1.10%    3.30%    -0.81%  to     -0.48%

SAST Corporate Bond Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         2,287,439     23.65  to    28.57    54,649,711   0.85% to 1.25%    4.09%     0.14%  to      0.54%
12/31/2012                         2,673,869     23.52  to    28.53    63,519,961   0.85% to 1.25%    5.13%    10.03%  to     10.47%
12/31/2011                         3,163,389     21.29  to    25.93    68,020,756   0.85% to 1.25%    6.21%     5.09%  to      5.51%
12/31/2010                         3,809,449     20.18  to    24.67    77,627,774   0.85% to 1.25%    6.28%     4.37%  to      4.65%
4/30/2010                          4,262,004     19.28  to    23.64    82,939,768   0.85% to 1.25%    5.91%    26.67%  to     27.18%
4/30/2009                          4,991,101     15.16  to    18.66    76,317,039   0.85% to 1.25%    4.72%    -3.52%  to     -3.13%

SAST Corporate Bond Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         8,957,279     22.40  to    23.19   207,084,383   0.85% to 1.20%    4.15%    -0.06%  to      0.29%
12/31/2012                         8,040,815     22.41  to    23.13   185,674,312   0.85% to 1.20%    5.11%     9.81%  to     10.20%
12/31/2011                         8,239,617     20.41  to    20.99   172,812,534   0.85% to 1.20%    5.97%     1.50%  to      5.25%
12/31/2010                         9,427,409     19.45  to    19.94   187,925,968   0.85% to 1.10%    6.09%     4.30%  to      4.47%
4/30/2010                         10,147,495     18.64  to    19.09   193,626,348   0.85% to 1.10%    5.66%    26.55%  to     26.87%
4/30/2009                         10,287,566     14.73  to    15.05   154,733,770   0.85% to 1.10%    4.44%    -3.61%  to     -3.37%

SAST Global Bond Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           627,824     18.00  to    24.01    11,831,585   0.85% to 1.25%    1.10%    -4.74%  to     -4.36%
12/31/2012                           690,720     18.83  to    25.21    13,646,635   0.85% to 1.25%    8.26%     2.59%  to      3.00%
12/31/2011                           786,317     18.28  to    24.57    15,102,584   0.85% to 1.25%    2.27%     4.44%  to      4.86%
12/31/2010                           877,083     17.43  to    23.52    16,099,497   0.85% to 1.25%    4.16%     5.24%  to      5.52%
4/30/2010                            943,118     16.52  to    22.35    16,435,450   0.85% to 1.25%    3.45%    10.78%  to     11.23%
4/30/2009                          1,054,671     14.85  to    20.18    16,526,291   0.85% to 1.25%    3.46%    -4.63%  to     -4.24%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST Global Bond Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         2,380,180     17.05  to    17.66    41,823,434   0.85% to 1.20%    0.99%    -4.93%  to     -4.60%
12/31/2012                         1,648,857     17.94  to    18.51    30,449,558   0.85% to 1.20%    8.73%     2.39%  to      2.75%
12/31/2011                         1,469,111     17.52  to    18.02    26,445,146   0.85% to 1.20%    2.01%     0.95%  to      4.59%
12/31/2010                         1,577,747     16.81  to    17.23    27,168,762   0.85% to 1.10%    3.96%     5.16%  to      5.34%
4/30/2010                          1,619,008     15.98  to    16.35    26,465,854   0.85% to 1.10%    3.16%    10.67%  to     10.95%
4/30/2009                          1,434,506     14.44  to    14.74    21,135,804   0.85% to 1.10%    3.23%    -4.72%  to     -4.48%

SAST High-Yield Bond Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           592,138     20.90  to    29.07    13,109,667   0.85% to 1.25%    5.17%     6.57%  to      6.99%
12/31/2012                           675,430     19.97  to    27.28    13,972,376   0.85% to 1.25%    6.25%    15.53%  to     16.20%
12/31/2011                           766,664     17.19  to    23.61    13,645,893   0.85% to 1.25%    8.16%     2.98%  to      3.19%
12/31/2010                           898,638     16.66  to    22.92    15,384,899   0.85% to 1.25%    9.62%     6.39%  to      6.59%
4/30/2010                          1,007,680     15.63  to    21.55    16,112,514   0.85% to 1.25%    8.43%    36.56%  to     36.75%
4/30/2009                          1,071,185     11.43  to    15.78    12,495,060   0.85% to 1.25%   12.09%   -25.73%  to    -25.63%

SAST High-Yield Bond Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         2,203,051     19.82  to    20.50    44,998,208   0.85% to 1.20%    5.28%     6.35%  to      6.73%
12/31/2012                         2,022,873     18.63  to    19.20    38,782,865   0.85% to 1.20%    6.18%    15.30%  to     15.71%
12/31/2011                         2,111,423     16.16  to    16.60    35,021,899   0.85% to 1.20%    8.04%    -2.85%  to      3.14%
12/31/2010                         2,404,124     15.72  to    16.09    38,673,554   0.85% to 1.10%    9.48%     6.31%  to      6.49%
4/30/2010                          2,616,062     14.78  to    15.11    39,518,502   0.85% to 1.10%    8.11%    36.42%  to     36.76%
4/30/2009                          2,789,881     10.84  to    11.05    30,816,932   0.85% to 1.10%   12.02%   -25.81%  to    -25.62%

AST Asset Allocation Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           470,696     20.13  to    36.65    12,011,828   0.85% to 1.25%    2.65%    16.42%  to     16.89%
12/31/2012                           574,317     18.22  to    31.48    12,437,547   0.85% to 1.25%    3.04%    10.55%  to     10.95%
12/31/2011                           642,249     16.42  to    28.47    12,702,926   0.85% to 1.25%    2.68%    -0.33%  to      0.04%
12/31/2010                           712,066     16.41  to    28.57    14,168,846   0.85% to 1.25%    2.76%     6.70%  to      6.98%
4/30/2010                            703,568     15.34  to    26.77    13,343,319   0.85% to 1.25%    3.67%    27.69%  to     27.83%
4/30/2009                            773,252     12.00  to    20.97    11,543,112   0.85% to 1.25%    3.55%   -22.05%  to    -22.01%

AST Asset Allocation Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           655,435     19.09  to    19.75    12,907,632   0.85% to 1.20%    2.91%    16.19%  to     16.60%
12/31/2012                           392,081     16.43  to    16.94     6,617,904   0.85% to 1.20%    2.92%    10.33%  to     10.72%
12/31/2011                           357,310     14.89  to    15.30     5,456,788   0.85% to 1.20%    2.59%    -5.92%  to     -0.18%
12/31/2010                           309,653     14.95  to    15.32     4,741,122   0.85% to 1.10%    2.50%     6.63%  to      6.81%
4/30/2010                            298,749     14.02  to    14.35     4,282,607   0.85% to 1.10%    3.32%    27.56%  to     27.88%
4/30/2009                            311,652     10.99  to    11.22     3,494,991   0.85% to 1.10%    3.28%   -22.12%  to    -21.93%

SAST Growth-Income Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           725,653     14.38  to    43.62    20,492,451   0.85% to 1.25%    1.51%    30.12%  to     30.64%
12/31/2012                           844,162     11.01  to    33.52    18,078,049   0.85% to 1.25%    1.73%    12.33%  to     12.78%
12/31/2011                           934,705      9.76  to    29.84    17,904,980   0.85% to 1.25%    0.92%     6.99%  to      7.42%
12/31/2010                         1,132,534      9.09  to    27.89    20,103,996   0.85% to 1.25%    0.98%     5.99%  to      6.27%
4/30/2010                          1,339,853      8.55  to    26.31    21,795,448   0.85% to 1.25%    1.38%    30.87%  to     31.40%
4/30/2009                          1,588,482      6.51  to    20.11    19,101,948   0.85% to 1.25%    1.36%   -37.60%  to    -37.35%

SAST Growth-Income Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         3,485,732     13.57  to    14.11    48,750,303   0.85% to 1.20%    1.61%    29.86%  to     30.31%
12/31/2012                         1,284,853     10.45  to    10.83    13,810,841   0.85% to 1.20%    1.79%    12.10%  to     12.50%
12/31/2011                           694,256      9.32  to     9.62     6,662,058   0.85% to 1.20%    0.78%    -2.42%  to      7.15%
12/31/2010                           522,961      8.72  to     8.98     4,693,013   0.85% to 1.10%    0.76%     5.92%  to      6.10%
4/30/2010                            572,944      8.23  to     8.46     4,846,592   0.85% to 1.10%    1.05%    30.75%  to     31.07%
4/30/2009                            617,396      6.29  to     6.46     3,984,803   0.85% to 1.10%    1.00%   -37.67%  to    -37.51%

SAST Global Equities Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           291,709     12.69  to    27.88     5,542,705   0.85% to 1.25%    0.55%    24.63%  to     25.13%
12/31/2012                           329,678     10.14  to    22.37     4,979,560   0.85% to 1.25%    0.74%    15.43%  to     15.90%
12/31/2011                           375,753      8.75  to    19.38     4,878,592   0.85% to 1.25%    0.93%   -11.50%  to    -11.14%
12/31/2010                           424,709      9.85  to    21.89     6,279,672   0.85% to 1.25%    1.74%     8.64%  to      8.93%
4/30/2010                            456,589      9.04  to    20.15     6,257,961   0.85% to 1.25%    2.62%    37.29%  to     37.84%
4/30/2009                            489,251      6.56  to    14.68     4,927,724   0.85% to 1.25%    2.81%   -41.70%  to    -41.47%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST Global Equities Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           190,344     12.08  to    12.45     2,356,088   0.85% to 1.20%    0.34%    24.38%  to     24.82%
12/31/2012                           143,059      9.71  to     9.98     1,425,830   0.85% to 1.20%    0.54%    15.20%  to     15.61%
12/31/2011                           133,917      8.43  to     8.63     1,155,601   0.85% to 1.20%    0.76%   -18.94%  to    -11.37%
12/31/2010                           146,494      9.53  to     9.74     1,426,354   0.85% to 1.10%    1.57%     8.66%  to      8.74%
4/30/2010                            143,787      8.77  to     8.95     1,287,438   0.85% to 1.10%    2.36%    37.36%  to     37.50%
4/30/2009                            129,923      6.38  to     6.51       846,044   0.85% to 1.10%    2.42%   -41.69%  to    -41.62%

SAST Alliance Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           677,079     12.77  to    51.29    24,138,772   0.85% to 1.25%    0.27%    35.74%  to     36.28%
12/31/2012                           824,707      9.37  to    37.78    21,220,450   0.85% to 1.25%    0.48%    15.15%  to     15.61%
12/31/2011                           927,957      8.11  to    32.81    20,614,056   0.85% to 1.25%    0.48%    -3.51%  to     -3.13%
12/31/2010                         1,124,208      8.37  to    34.01    24,971,933   0.85% to 1.25%    0.86%     6.05%  to      6.34%
4/30/2010                          1,276,844      7.87  to    32.07    26,182,996   0.85% to 1.25%    0.57%    34.09%  to     34.63%
4/30/2009                          1,429,844      5.85  to    23.92    21,415,071   0.85% to 1.25%    0.19%   -31.59%  to    -31.31%

SAST Alliance Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           846,146     12.08  to    12.53    10,575,523   0.85% to 1.20%    0.02%    35.47%  to     35.94%
12/31/2012                           968,519      8.92  to     9.21     8,915,079   0.85% to 1.20%    0.22%    14.92%  to     15.32%
12/31/2011                         1,143,404      7.76  to     7.99     9,130,254   0.85% to 1.20%    0.21%   -10.19%  to     -3.37%
12/31/2010                         1,411,151      8.07  to     8.27    11,662,541   0.85% to 1.10%    0.65%     5.98%  to      6.16%
4/30/2010                          1,563,530      7.61  to     7.79    12,172,881   0.85% to 1.10%    0.32%    33.95%  to     34.29%
4/30/2009                          1,773,630      5.68  to     5.80    10,283,061   0.85% to 1.10%    0.00%   -31.66%  to    -31.49%

SAST MFS Massachusetts Investors Trust Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           328,600     16.29  to    16.82     5,506,440   0.85% to 1.10%    0.65%    30.38%  to     30.70%
12/31/2012                           328,234     12.50  to    12.87     4,215,221   0.85% to 1.10%    0.74%    17.85%  to     18.14%
12/31/2011                           367,906     10.60  to    10.89     4,000,677   0.85% to 1.10%    0.68%    -2.98%  to     -2.74%
12/31/2010                           404,967     10.93  to    11.20     4,527,131   0.85% to 1.10%    0.98%     4.44%  to      4.62%
4/30/2010                            432,720     10.47  to    10.71     4,622,329   0.85% to 1.10%    1.21%    34.18%  to     34.52%
4/30/2009                            388,579      7.80  to     7.96     3,085,844   0.85% to 1.10%    1.20%   -32.13%  to    -31.96%

SAST MFS Massachusetts Investors Trust Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         5,478,938     15.74  to    16.49    89,501,822   0.85% to 1.20%    0.45%    29.92%  to     30.37%
12/31/2012                         4,091,652     12.11  to    12.65    51,467,151   0.85% to 1.20%    0.60%    17.44%  to     17.85%
12/31/2011                         3,118,241     10.31  to    10.73    33,390,332   0.85% to 1.20%    0.49%   -10.26%  to     -2.98%
12/31/2010                         2,648,537     10.66  to    11.06    29,288,673   0.85% to 1.10%    0.79%     4.27%  to      4.44%
4/30/2010                          2,600,213     10.23  to    10.59    27,533,113   0.85% to 1.10%    1.03%    33.85%  to     34.19%
4/30/2009                          2,201,312      7.64  to     7.90    17,372,829   0.85% to 1.10%    0.66%   -32.30%  to    -32.13%

SAST Fundamental Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           739,678     10.63  to    27.06    11,816,168   0.85% to 1.25%    0.00%    35.36%  to     35.90%
12/31/2012                           849,991      7.82  to    19.99    10,003,055   0.85% to 1.25%    0.00%    14.71%  to     15.18%
12/31/2011                           979,576      6.79  to    17.43     9,920,792   0.85% to 1.25%    0.00%    -6.65%  to     -6.28%
12/31/2010                         1,163,672      7.24  to    18.67    12,466,191   0.85% to 1.25%    0.00%    11.44%  to     11.74%
4/30/2010                          1,279,596      6.48  to    16.75    12,234,593   0.85% to 1.25%    0.00%    33.69%  to     34.42%
4/30/2009                          1,522,209      4.83  to    12.53    10,568,571   0.85% to 1.25%    0.00%   -40.72%  to    -40.48%

SAST Fundamental Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           366,785     10.02  to    10.43     3,814,180   0.85% to 1.20%    0.00%    35.09%  to     35.57%
12/31/2012                           433,219      7.42  to     7.69     3,328,370   0.85% to 1.20%    0.00%    14.49%  to     14.89%
12/31/2011                           422,765      6.48  to     6.70     2,829,282   0.85% to 1.20%    0.00%   -14.02%  to     -6.51%
12/31/2010                           480,725      6.94  to     7.16     3,442,185   0.85% to 1.10%    0.00%    11.34%  to     11.55%
4/30/2010                            531,294      6.24  to     6.42     3,410,422   0.85% to 1.10%    0.00%    33.50%  to     33.89%
4/30/2009                            549,106      4.67  to     4.80     2,632,658   0.85% to 1.10%    0.00%   -40.80%  to    -40.64%

SAST Dynamic Allocation Portfolio Class 3 (6)
---------------------------------------------------------------------------------
12/31/2013                        27,326,998     12.21  to    12.30   334,890,050   0.85% to 1.20%    0.00%    15.74%  to     16.03%
12/31/2012                         6,737,476     10.55  to    10.60    71,191,459   0.85% to 1.20%    1.86%     0.96%  to      5.48%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST International Diversified Equities Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           412,352     10.95  to    16.13     5,080,422   0.85% to 1.25%    2.72%    19.13%  to     19.60%
12/31/2012                           457,156     13.54  to    14.74     4,722,447   0.85% to 1.25%    0.96%    15.89%  to     16.78%
12/31/2011                           560,559     11.68  to    12.63     4,981,467   0.85% to 1.25%    2.06%   -15.67%  to    -15.55%
12/31/2010                           675,407     13.85  to    14.95     7,086,924   0.85% to 1.25%    4.22%     9.58%  to      9.85%
4/30/2010                            735,805     12.64  to    13.61     7,049,135   0.85% to 1.25%    1.27%    33.73%  to     34.34%
4/30/2009                            697,860      9.45  to    10.13     5,081,136   0.85% to 1.25%    4.13%   -42.42%  to    -42.26%

SAST International Diversified Equities Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,311,581     10.38  to    10.74    13,989,832   0.85% to 1.20%    2.81%    18.89%  to     19.30%
12/31/2012                           646,203      8.73  to     9.00     5,800,527   0.85% to 1.20%    0.71%    15.66%  to     16.06%
12/31/2011                           599,697      7.55  to     7.75     4,648,045   0.85% to 1.20%    1.90%   -22.60%  to    -15.54%
12/31/2010                           651,102      8.96  to     9.18     5,975,811   0.85% to 1.10%    3.95%     9.50%  to      9.68%
4/30/2010                            686,627      8.19  to     8.37     5,745,607   0.85% to 1.10%    0.99%    33.60%  to     33.93%
4/30/2009                            739,607      6.13  to     6.25     4,621,050   0.85% to 1.10%    4.05%   -42.47%  to    -42.33%

SAST Davis Venture Value Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         2,521,058     20.81  to    51.57    58,859,770   0.85% to 1.25%    1.17%    32.02%  to     32.55%
12/31/2012                         3,018,562     15.70  to    39.06    53,006,278   0.85% to 1.25%    0.77%    11.31%  to     11.76%
12/31/2011                         3,661,616     14.05  to    35.09    57,459,907   0.85% to 1.25%    1.25%    -5.42%  to     -5.04%
12/31/2010                         4,451,181     14.79  to    37.10    73,337,574   0.85% to 1.25%    0.77%     6.10%  to      6.38%
4/30/2010                          5,019,192     13.90  to    34.97    77,486,056   0.85% to 1.25%    1.50%    37.24%  to     37.80%
4/30/2009                          5,852,219     10.09  to    25.48    65,272,627   0.85% to 1.25%    2.04%   -36.45%  to    -36.20%

SAST Davis Venture Value Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         5,068,041     19.68  to    20.41   103,053,887   0.85% to 1.20%    0.94%    31.76%  to     32.22%
12/31/2012                         5,470,444     14.93  to    15.43    84,303,320   0.85% to 1.20%    0.55%    11.09%  to     11.48%
12/31/2011                         5,871,997     13.44  to    13.84    81,238,583   0.85% to 1.20%    1.07%   -11.67%  to     -5.28%
12/31/2010                         6,586,099     14.25  to    14.62    96,224,930   0.85% to 1.10%    0.56%     6.03%  to      6.20%
4/30/2010                          7,158,170     13.44  to    13.76    98,476,046   0.85% to 1.10%    1.19%    37.11%  to     37.45%
4/30/2009                          7,608,802      9.81  to    10.01    76,156,795   0.85% to 1.10%    1.65%   -36.51%  to    -36.35%

SAST MFS Total Return Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         3,738,785     20.89  to    21.57    80,445,917   0.85% to 1.10%    2.29%    17.70%  to     18.00%
12/31/2012                         4,364,922     17.74  to    18.28    79,613,840   0.85% to 1.10%    2.67%    10.10%  to     10.37%
12/31/2011                         5,205,010     16.12  to    16.56    86,038,905   0.85% to 1.10%    2.58%     0.81%  to      1.06%
12/31/2010                         6,412,067     15.99  to    16.39   104,898,990   0.85% to 1.10%    2.95%     4.39%  to      4.56%
4/30/2010                          7,118,289     15.32  to    15.67   111,383,180   0.85% to 1.10%    3.72%    23.71%  to     24.02%
4/30/2009                          8,100,695     12.38  to    12.64   102,227,600   0.85% to 1.10%    3.66%   -21.50%  to    -21.30%

SAST MFS Total Return Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         6,228,480     20.42  to    21.15   131,456,196   0.85% to 1.20%    2.20%    17.29%  to     17.70%
12/31/2012                         6,232,201     17.41  to    17.97   111,866,066   0.85% to 1.20%    2.48%     9.71%  to     10.10%
12/31/2011                         6,808,929     15.87  to    16.32   111,079,120   0.85% to 1.20%    2.36%    -4.82%  to      0.81%
12/31/2010                         7,873,765     15.79  to    16.19   127,438,495   0.85% to 1.10%    2.72%     4.21%  to      4.38%
4/30/2010                          8,613,941     15.16  to    15.51   133,562,906   0.85% to 1.10%    3.43%    23.40%  to     23.71%
4/30/2009                          9,125,344     12.28  to    12.54   114,373,843   0.85% to 1.10%    3.37%   -21.69%  to    -21.50%

SAST Total Return Bond Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                         1,086,636     20.16  to    29.02    22,383,326   0.85% to 1.25%    1.29%    -4.79%  to     -4.40%
12/31/2012                         1,233,950     21.09  to    30.48    26,592,078   0.85% to 1.25%    3.04%     5.94%  to      6.37%
12/31/2011                         1,281,945     19.82  to    28.77    26,095,979   0.85% to 1.25%    1.56%     5.05%  to      5.47%
12/31/2010                         1,239,222     18.80  to    27.39    23,994,780   0.85% to 1.25%    2.76%     2.34%  to      2.61%
4/30/2010                          1,092,584     18.32  to    26.76    20,624,924   0.85% to 1.25%    1.93%     9.76%  to     10.20%
4/30/2009                            902,304     16.62  to    24.38    15,551,746   0.85% to 1.25%    3.08%     6.13%  to      6.56%

SAST Total Return Bond Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         9,007,293     19.11  to    19.77   176,911,221   0.85% to 1.20%    1.23%    -4.98%  to     -4.64%
12/31/2012                         7,008,599     20.11  to    20.73   144,724,107   0.85% to 1.20%    3.17%     5.73%  to      6.10%
12/31/2011                         5,088,050     19.02  to    19.54    99,250,165   0.85% to 1.20%    1.25%     3.53%  to      5.20%
12/31/2010                         4,449,892     18.13  to    18.57    82,619,693   0.85% to 1.10%    2.51%     2.27%  to      2.44%
4/30/2010                          4,202,010     17.73  to    18.13    76,162,443   0.85% to 1.10%    1.76%     9.65%  to      9.93%
4/30/2009                          2,997,955     16.17  to    16.49    49,435,090   0.85% to 1.10%    2.66%     6.03%  to      6.29%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST Telecom Utility Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           117,922     16.63  to    23.34     2,446,966   0.85% to 1.25%    2.45%    18.48%  to     18.96%
12/31/2012                           131,508     14.92  to    19.70     2,300,837   0.85% to 1.25%    3.36%    12.07%  to     12.98%
12/31/2011                           142,761     13.21  to    17.58     2,245,084   0.85% to 1.25%    2.35%     4.95%  to      5.26%
12/31/2010                           139,789     12.55  to    16.75     2,144,987   0.85% to 1.25%    2.90%    11.41%  to     11.76%
4/30/2010                            156,310     11.23  to    15.03     2,123,879   0.85% to 1.25%    5.35%    34.46%  to     35.00%
4/30/2009                            185,202      8.32  to    11.18     1,862,882   0.85% to 1.25%    3.03%   -37.78%  to    -37.56%

SAST Telecom Utility Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           104,518     15.75  to    16.29     1,690,796   0.85% to 1.20%    2.18%    18.25%  to     18.66%
12/31/2012                           104,015     13.32  to    13.73     1,422,342   0.85% to 1.20%    3.63%    11.84%  to     12.24%
12/31/2011                            93,254     11.91  to    12.23     1,138,993   0.85% to 1.20%    2.19%    -5.86%  to      5.10%
12/31/2010                            73,098     11.37  to    11.64       849,771   0.85% to 1.10%    2.69%    11.33%  to     11.51%
4/30/2010                             69,438     10.21  to    10.43       723,892   0.85% to 1.10%    5.09%    34.32%  to     34.66%
4/30/2009                             83,648      7.60  to     7.75       647,657   0.85% to 1.10%    2.67%   -37.85%  to    -37.69%

SAST Equity Opportunities Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           504,960     18.45  to    28.47     9,928,834   0.85% to 1.25%    0.56%    29.59%  to     30.11%
12/31/2012                           589,676     14.18  to    21.97     8,904,578   0.85% to 1.25%    0.93%    15.40%  to     15.86%
12/31/2011                           679,123     12.24  to    19.04     8,917,611   0.85% to 1.25%    0.56%    -1.35%  to     -0.95%
12/31/2010                           839,451     12.35  to    19.30    11,086,312   0.85% to 1.25%    0.72%     8.94%  to      9.23%
4/30/2010                            954,759     11.31  to    17.71    11,559,562   0.85% to 1.25%    1.23%    32.30%  to     32.84%
4/30/2009                          1,137,507      8.51  to    13.39    10,300,983   0.85% to 1.25%    1.86%   -32.23%  to    -31.96%

SAST Equity Opportunities Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,062,376     17.50  to    18.10    19,077,053   0.85% to 1.20%    0.44%    29.34%  to     29.79%
12/31/2012                           188,018     13.53  to    13.94     2,607,598   0.85% to 1.20%    0.86%    15.17%  to     15.57%
12/31/2011                            90,495     11.75  to    12.06     1,089,923   0.85% to 1.20%    0.29%    -6.08%  to     -1.20%
12/31/2010                           105,630     11.91  to    12.21     1,288,119   0.85% to 1.10%    0.48%     8.87%  to      9.05%
4/30/2010                             94,238     10.94  to    11.20     1,054,142   0.85% to 1.10%    0.88%    32.17%  to     32.51%
4/30/2009                             86,148      8.28  to     8.45       727,097   0.85% to 1.10%    1.45%   -32.30%  to    -32.13%

SAST Aggressive Growth Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           311,507     13.37  to    21.51     5,743,097   0.85% to 1.25%    0.00%    41.17%  to     41.73%
12/31/2012                           344,383      9.44  to    15.24     4,470,559   0.85% to 1.25%    0.00%    14.77%  to     15.24%
12/31/2011                           381,288      8.19  to    13.28     4,336,866   0.85% to 1.25%    0.00%    -3.20%  to     -2.81%
12/31/2010                           419,845      8.42  to    13.71     4,927,629   0.85% to 1.25%    0.00%     7.45%  to      7.74%
4/30/2010                            452,977      7.82  to    12.76     4,910,061   0.85% to 1.25%    0.13%    48.43%  to     49.03%
4/30/2009                            483,218      5.25  to     8.60     3,540,639   0.85% to 1.25%    0.82%   -45.77%  to    -45.56%

SAST Aggressive Growth Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                            77,390     12.78  to    13.12     1,011,200   0.85% to 1.20%    0.00%    40.89%  to     41.38%
12/31/2012                            91,044      9.07  to     9.28       843,319   0.85% to 1.20%    0.00%    14.55%  to     14.95%
12/31/2011                            47,837      7.92  to     8.07       385,850   0.85% to 1.20%    0.00%   -12.26%  to     -3.05%
12/31/2010                            51,038      8.18  to     8.33       424,825   0.85% to 1.10%    0.00%     7.44%  to      7.56%
4/30/2010                             69,587      7.62  to     7.74       538,324   0.85% to 1.10%    0.00%    48.54%  to     48.66%
4/30/2009                             62,443      5.13  to     5.21       325,076   0.85% to 1.10%    0.39%   -45.75%  to    -45.71%

SAST International Growth and Income Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           623,651     14.48  to    17.91     9,560,940   0.85% to 1.25%    2.02%    20.52%  to     21.00%
12/31/2012                           715,994     11.97  to    14.86     9,104,704   0.85% to 1.25%    2.33%    19.78%  to     20.26%
12/31/2011                           820,755      9.95  to    12.41     8,694,008   0.85% to 1.25%    2.88%   -14.86%  to    -14.52%
12/31/2010                           998,242     11.64  to    14.57    12,366,953   0.85% to 1.25%    4.25%     7.01%  to      7.29%
4/30/2010                          1,094,527     10.85  to    13.62    12,692,943   0.85% to 1.25%    0.00%    34.67%  to     35.21%
4/30/2009                          1,283,469      8.03  to    10.11    11,009,858   0.85% to 1.25%    3.73%   -48.39%  to    -48.19%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST International Growth and Income Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,750,539     13.74  to    14.21    24,846,281   0.85% to 1.20%    1.54%    20.28%  to     20.70%
12/31/2012                         2,932,641     11.42  to    11.77    34,497,411   0.85% to 1.20%    2.08%    19.54%  to     19.96%
12/31/2011                         3,349,655      9.55  to     9.81    32,850,575   0.85% to 1.20%    2.89%   -22.26%  to    -14.74%
12/31/2010                         3,435,373     11.23  to    11.51    39,518,531   0.85% to 1.10%    3.95%     6.93%  to      7.11%
4/30/2010                          3,640,836     10.50  to    10.74    39,102,219   0.85% to 1.10%    0.00%    34.53%  to     34.87%
4/30/2009                          3,804,703      7.81  to     7.97    30,298,969   0.85% to 1.10%    3.17%   -48.45%  to    -48.32%

SAST Emerging Markets Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           266,765     19.60  to    24.65     5,720,283   0.85% to 1.25%    0.54%    -4.59%  to     -4.20%
12/31/2012                           326,734     20.54  to    25.74     7,308,584   0.85% to 1.25%    0.55%    17.27%  to     17.74%
12/31/2011                           404,082     17.52  to    21.86     7,759,890   0.85% to 1.25%    0.54%   -27.00%  to    -26.71%
12/31/2010                           497,624     24.00  to    29.82    13,078,029   0.85% to 1.25%    1.49%    15.36%  to     15.66%
4/30/2010                            529,158     20.80  to    25.79    11,930,433   0.85% to 1.25%    0.00%    52.37%  to     52.98%
4/30/2009                            531,514     13.65  to    16.86     7,786,851   0.85% to 1.25%    2.11%   -46.75%  to    -46.54%

SAST Emerging Markets Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           592,266     23.39  to    24.18    14,235,894   0.85% to 1.20%    0.34%    -4.78%  to     -4.44%
12/31/2012                           444,823     24.56  to    25.30    11,230,301   0.85% to 1.20%    0.33%    17.04%  to     17.45%
12/31/2011                           432,992     20.99  to    21.54     9,319,379   0.85% to 1.20%    0.40%   -30.13%  to    -26.90%
12/31/2010                           420,192     28.80  to    29.47    12,376,243   0.85% to 1.10%    1.22%    15.28%  to     15.47%
4/30/2010                            430,023     24.98  to    25.52    10,970,729   0.85% to 1.10%    0.00%    52.21%  to     52.60%
4/30/2009                            445,284     16.41  to    16.72     7,445,005   0.85% to 1.10%    1.78%   -46.81%  to    -46.67%

SAST SunAmerica Dynamic Strategy Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                                 -                      -             -            0.00%    0.00%                    0.00%
12/31/2012                                10                  10.46           105            0.85%    0.97%                    4.64%

SAST Real Estate Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           148,654     27.42  to    33.54     4,597,413   0.85% to 1.25%    1.15%    -3.30%  to     -2.92%
12/31/2012                           169,877     28.36  to    34.54     5,424,610   0.85% to 1.25%    1.08%    15.78%  to     16.24%
12/31/2011                           192,759     24.49  to    29.72     5,299,776   0.85% to 1.25%    0.94%     6.81%  to      7.23%
12/31/2010                           219,696     22.93  to    27.71     5,631,167   0.85% to 1.25%    1.85%     4.77%  to      5.05%
4/30/2010                            243,412     21.89  to    26.38     5,984,972   0.85% to 1.25%    2.02%    55.42%  to     56.04%
4/30/2009                            299,890     14.08  to    16.91     4,756,909   0.85% to 1.25%    4.34%   -49.67%  to    -49.47%

SAST Real Estate Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           695,524     31.78  to    32.88    22,753,729   0.85% to 1.20%    0.90%    -3.50%  to     -3.16%
12/31/2012                           835,151     32.93  to    33.95    28,292,972   0.85% to 1.20%    0.90%    15.54%  to     15.95%
12/31/2011                           808,937     28.50  to    29.28    23,668,467   0.85% to 1.20%    0.77%    -4.23%  to      6.97%
12/31/2010                           896,420     26.71  to    27.38    24,530,928   0.85% to 1.10%    1.65%     4.70%  to      4.87%
4/30/2010                            940,383     25.51  to    26.10    24,538,873   0.85% to 1.10%    1.63%    55.26%  to     55.65%
4/30/2009                          1,120,199     16.43  to    16.77    18,781,465   0.85% to 1.10%    3.18%   -49.72%  to    -49.60%

SAST Dogs of Wall Street Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           208,059     21.62  to    25.83     4,867,238   0.85% to 1.25%    1.49%    34.92%  to     35.46%
12/31/2012                           230,944     16.02  to    19.06     3,995,110   0.85% to 1.25%    2.01%    12.41%  to     12.86%
12/31/2011                           247,452     14.26  to    16.89     3,758,211   0.85% to 1.25%    2.31%    11.28%  to     11.73%
12/31/2010                           225,699     12.81  to    15.12     3,028,144   0.85% to 1.25%    2.90%     7.42%  to      7.71%
4/30/2010                            245,172     11.92  to    14.04     3,064,652   0.85% to 1.25%    4.53%    37.01%  to     37.56%
4/30/2009                            261,903      8.70  to    10.20     2,363,708   0.85% to 1.25%    3.97%   -31.73%  to    -31.45%

SAST Dogs of Wall Street Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                           860,898     24.49  to    25.34    21,663,776   0.85% to 1.20%    1.65%    34.65%  to     35.12%
12/31/2012                           228,482     18.19  to    18.75     4,266,221   0.85% to 1.20%    2.20%    12.18%  to     12.58%
12/31/2011                           103,475     16.21  to    16.66     1,722,968   0.85% to 1.20%    2.23%     2.41%  to     11.45%
12/31/2010                            82,111     14.58  to    14.95     1,226,943   0.85% to 1.10%    2.75%     7.34%  to      7.53%
4/30/2010                             55,223     13.58  to    13.90       766,925   0.85% to 1.10%    4.12%    36.87%  to     37.22%
4/30/2009                             58,953      9.92  to    10.13       596,737   0.85% to 1.10%    3.41%   -31.79%  to    -31.62%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, and April 30, 2010, and 2009 follows:

                                               At December 31                             For the year ended December 31
                                 ------------------------------------------------  -------------------------------------------------
                                                    Unit Value           Net          Expense      Investment
                                                    Lowest to          Assets       Ratio Lowest     Income     Total Return Lowest
Year                               Units            Highest ($)         ($) (4)     to Highest (1)  Ratio(2)       to Highest (3)
----                             ----------     -------------------  ------------  --------------- --------   ----------------------
SAST Balanced Portfolio Class 1
---------------------------------------------------------------------------------
12/31/2013                           992,388     11.90  to    22.99    19,305,044   0.85% to 1.25%    1.46%    18.00%  to     18.47%
12/31/2012                         1,080,304     11.62  to    19.48    18,001,149   0.85% to 1.25%    1.38%    11.72%  to     12.17%
12/31/2011                         1,107,883     10.36  to    17.44    16,862,084   0.85% to 1.25%    1.77%     1.00%  to      1.41%
12/31/2010                         1,227,800     10.22  to    17.26    18,734,673   0.85% to 1.25%    1.97%     5.17%  to      5.45%
4/30/2010                          1,331,189      9.69  to    16.42    19,367,710   0.85% to 1.25%    3.28%    28.07%  to     28.58%
4/30/2009                          1,505,570      7.54  to    12.82    17,053,832   0.85% to 1.25%    3.93%   -23.28%  to    -22.98%

SAST Balanced Portfolio Class 3
---------------------------------------------------------------------------------
12/31/2013                         1,167,238     12.97  to    13.51    15,671,824   0.85% to 1.20%    1.61%    17.76%  to     18.17%
12/31/2012                           546,519     11.01  to    11.44     6,208,355   0.85% to 1.20%    1.24%    11.50%  to     11.89%
12/31/2011                           398,661      9.88  to    10.22     4,064,697   0.85% to 1.20%    1.57%    -4.37%  to      1.16%
12/31/2010                           333,373      9.79  to    10.10     3,367,472   0.85% to 1.10%    1.69%     5.09%  to      5.27%
4/30/2010                            319,769      9.32  to     9.60     3,067,877   0.85% to 1.10%    2.79%    27.94%  to     28.26%
4/30/2009                            266,206      7.28  to     7.48     1,991,393   0.85% to 1.10%    3.37%   -23.43%  to    -23.18%

SST Real Return Portfolio Class 3 (5)
---------------------------------------------------------------------------------
12/31/2013                         4,808,903     11.75  to    11.83    56,760,660   0.85% to 1.20%    1.03%    -6.37%  to     -6.04%
12/31/2012                         1,530,017     12.55  to    12.60    19,237,262   0.85% to 1.20%    3.49%     2.55%  to      2.91%
12/31/2011                           573,990     12.23  to    12.24     7,022,566   0.85% to 1.20%    0.00%     2.20%  to      5.10%
12/31/2010                           171,457     11.64  to    11.66     1,996,498   0.85% to 1.10%    1.59%     1.35%  to      1.52%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.

(5)  Fund commenced operations on May 3, 2010.

(6)  Fund commenced operations on June 18, 2012.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - OTHER MATTERS

The Company is a subsidiary of American International Group. Information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                    Page
                                                                                                  Numbers
                                                                                                 ---------
Report of Independent Registered Public Accounting Firm                                                 1

Consolidated Balance Sheets  -  December 31, 2013 and 2012                                         2 to 3

Consolidated Statements of Income - Years Ended December 31, 2013, 2012 and 2011                        4

Consolidated Statements of Comprehensive Income - Years Ended December 31, 2013, 2012 and 2011          5

Consolidated Statements of Equity - Years Ended December 31, 2013, 2012 and 2011                        6

Consolidated Statements of Cash Flows  - Years Ended December 31, 2013, 2012 and 2011              7 to 8

Notes to Consolidated Financial Statements                                                        9 to 78

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 30, 2014

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                       --------------------------------
                                                                           2013              2012
                                                                       ------------   -----------------
                                                                                      (as adjusted, see
                                                                                        Notes 1 and 2)
                                                                              (in millions)
ASSETS
Investments:
Fixed maturity securities:
   Bonds available for sale, at fair value
      (amortized cost: 2013 - $94,201; 2012 - $92,439)                 $     98,148     $   104,320
   Other bond securities, at fair value                                       2,452           1,327
Equity securities:
   Common and preferred stock available for sale, at fair value
      (cost: 2013 - $23; 2012 - $54)                                             29              83
   Other common and preferred stock, at fair value                              538             562
Mortgage and other loans receivable
      (net of allowance: 2013 - $138; 2012 - $155)                            8,531           8,245
Policy loans                                                                  1,545           1,587
Other invested assets
      (portion measured at fair value: 2013 - $3,223; 2012 - $2,310)          7,512           7,269
Aircraft
      (net of accumulated depreciation and impairment
      of: 2013 - $1,034; 2012 - $1,158)                                         762             984
Short-term investments
      (portion measured at fair value: 2013 - $2,735; 2012 - $3,193)          3,964           4,783
                                                                       ------------     ------------
Total investments                                                           123,481         129,160
Cash                                                                            362             325
Investment in AIG
      (cost: 2013 - $9; 2012 - $10)                                               5               4
Accrued investment income                                                     1,074           1,117
Amounts due from related parties                                                138             239
Premiums and other receivables, net of allowance                                408             196
Reinsurance assets                                                            1,675           1,758
Derivative assets, at fair value                                                507             755
Deferred policy acquisition costs                                             5,444           4,497
Deferred sales inducements                                                      502             354
Current income taxes receivable                                                 748             663
Deferred income taxes                                                           328              --
Other assets
      (including restricted cash of  $35 in 2013 and $72 in 2012)               942             826
Separate account assets, at fair value                                       35,701          27,942
                                                                       ------------     -----------
TOTAL ASSETS                                                           $    171,315     $   167,836
                                                                       ============     ===========

          See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                                                December 31,
                                                                       -------------------------------
                                                                               2013         2012
                                                                       ------------   ----------------
                                                                                      (as adjusted,see
                                                                                       Notes 1 and 2)
                                                                       (in millions, except share data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits for life and accident and health
      insurance contracts                                              $     29,277     $     29,642
   Policyholder contract deposits                                            70,397           72,925
      (portion measured at fair value: 2013 - $367; 2012 - $1,116)
   Policy claims and benefits payable                                           615              738
   Other policyholders funds                                                  1,986            2,007
   Deferred income taxes                                                         --            1,931
   Notes payable - to affiliates, net                                           260              142
      (portion measured at fair value: 2013 - $211; 2012 - $0)
   Notes payable - to third parties, net                                        378              158
   Amounts due to related parties                                               298              135
   Securities lending payable                                                 2,514            1,466
   Derivative liabilities, at fair value                                        534              967
   Other liabilities                                                          3,627            3,636
   Separate account liabilities                                              35,701           27,942
                                                                       ------------     ------------
TOTAL LIABILITIES                                                           145,587          141,689
                                                                       ------------     ------------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 11)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued and outstanding                                                      1                1
   Common stock, $10 par value, 600,000 shares authorized,
      issued and outstanding                                                      6                6
   Additional paid-in capital                                                23,163           25,363
   Accumulated deficit                                                        (337)          (5,283)
   Accumulated other comprehensive income                                     2,731            5,893
                                                                       ------------     ------------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                   25,564           25,980
                                                                       ------------     ------------
NONCONTROLLING INTERESTS                                                        164              167
                                                                       ------------     ------------
TOTAL EQUITY                                                                 25,728           26,147
                                                                       ------------     ------------
TOTAL LIABILITIES AND EQUITY                                           $    171,315     $    167,836
                                                                       ============     ============

          See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME

                                                                           Years ended December 31,
                                                           -----------------------------------------------------
                                                                 2013          2012                 2011
                                                           ------------    ----------------    -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                            Notes 1 and 2)       Notes 1 and 2)
                                                                                 (in millions)
REVENUES:
   Premiums                                                $      1,782      $      1,616        $      1,615
   Policy fees                                                    1,924             1,963               1,882
   Net investment income                                          6,692             7,001               6,440
   Net realized capital gains (losses):
       Total other-than-temporary impairments on
          available for sale securities                             (74)             (127)               (434)
       Portion of other-than-temporary impairments on
          available for sale fixed maturity securities
          recognized in accumulated other
          comprehensive income                                       (1)             (170)                (32)
                                                           ------------      ------------        ------------
       Net other-than-temporary impairments on
          available for sale securities recognized in
          net income                                                (75)             (297)               (466)
       Other realized capital gains                               1,934               842                 248
                                                           ------------      ------------        ------------
          Total net realized capital gains (losses)               1,859               545                (218)
   Other income:
       Commissions                                                  838               540                 507
       Investment advisory fees                                     373               316                 297
       Aircraft leasing revenue                                     210               192                 197
       Other                                                      1,458               633                 452
                                                           ------------      ------------        ------------
TOTAL REVENUES                                                   15,136            12,806              11,172
                                                           ------------      ------------        ------------
BENEFITS AND EXPENSES:
   Policyholder benefits                                          4,864             4,247               3,875
   Interest credited to policyholder account balances             2,277             2,934               2,780
   Amortization of deferred policy acquisition costs                535               665                 982
   General and administrative expenses, net of deferrals          1,455             1,400               1,320
   Commissions, net of deferrals                                    345               321                 245
   Other  expenses                                                1,166               839                 721
                                                           ------------      ------------        ------------
TOTAL BENEFITS AND EXPENSES                                      10,642            10,406               9,923
                                                           ------------      ------------        ------------
INCOME BEFORE INCOME TAX BENEFIT                                  4,494             2,400               1,249
INCOME TAX EXPENSE (BENEFIT):
   Current                                                           95               (21)               (345)
   Deferred                                                        (543)             (601)               (368)
                                                           ------------      ------------        ------------
TOTAL INCOME TAX BENEFIT                                           (448)             (622)               (713)
                                                           ------------      ------------        ------------
NET INCOME                                                        4,942             3,022               1,962
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO
   NONCONTROLLING INTERESTS                                           1                 7                 (35)
                                                           ------------      ------------        ------------
NET INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE
   INSURANCE COMPANY                                       $      4,941      $      3,015        $      1,997
                                                           ============      ============        ============

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                         Years ended December 31,
                                                           -----------------------------------------------------
                                                              2013               2012                2011
                                                           ------------    -----------------   -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                                  Note 1)               Note 1)
                                                                               (in millions)
NET INCOME                                                 $      4,942      $      3,022        $      1,962
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
   Net unrealized appreciation (depreciation) of
      fixed maturity investments on which
      other-than-temporary credit impairments
      were taken                                                    242               907                 214
   Net unrealized losses on all other invested
      assets arising during the current period                   (5,265)            2,128               1,983
   Adjustment to deferred policy acquisition costs,
      value of business acquired and deferred sales
      inducements                                                   542              (459)               (251)
   Insurance loss recognition                                     1,325              (217)               (959)
   Foreign currency translation adjustments                          (6)               (2)                  2
                                                           ------------      ------------        ------------
OTHER COMPREHENSIVE INCOME (LOSS)                                (3,162)            2,357                 989
                                                           ------------      ------------        ------------
COMPREHENSIVE INCOME                                              1,780             5,379               2,951
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
     NONCONTROLLING INTERESTS                                         1                 7                 (35)
                                                           ------------      ------------        ------------
COMPREHENSIVE INCOME ATTRIBUTABLE TO AMERICAN GENERAL
   LIFE INSURANCE COMPANY                                  $      1,779      $      5,372        $      2,986
                                                           ============      ============        ============

          See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY

                                                                        Years ended December 31,
                                                           -----------------------------------------------------
                                                              2013              2012                2011
                                                           ------------    -----------------   -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                                Note 1)              Note 1)
                                                                             (in millions)
PREFERRED STOCK:
   Balance at beginning and end of year                    $          1      $          1        $          1
COMMON STOCK:
   Balance at beginning and end of year                               6                 6                   6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                  25,363            27,245              29,021
     Capital contributions from Parent (see Note 12)                368                --                  16
     Return of capital                                           (2,553)           (1,882)             (1,792)
     Other                                                          (15)               --                  --
                                                           ------------      ------------        ------------
   Balance at end of year                                        23,163            25,363              27,245
                                                           ------------      ------------        ------------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                  (5,283)           (8,296)            (10,295)
     Net income attributable to AGL                               4,941             3,015               1,997
     Other                                                            5                (2)                  2
                                                           ------------      ------------        ------------
   Balance at end of year                                          (337)           (5,283)             (8,296)
                                                           ------------      ------------        ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Balance at beginning of year                                   5,893             3,536               2,547
     Other comprehensive income (loss)                           (3,162)            2,357                 989
                                                           ------------      ------------        ------------
   Balance at end of year                                         2,731             5,893               3,536
                                                           ------------      ------------        ------------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S
    EQUITY                                                       25,564            25,980              22,492
                                                           ------------      ------------        ------------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                     167               160                 195
     Net income (loss) attributable to noncontrolling
        interests                                                     1                 7                 (35)
     Other changes                                                   (4)               --                  --
                                                           ------------      ------------        ------------
   Balance at end of year                                           164               167                 160
                                                           ------------      ------------        ------------
TOTAL EQUITY                                               $     25,728      $     26,147        $     22,652
                                                           ============      ============        ============

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            Years ended December 31,
                                                           -----------------------------------------------------
                                                               2013              2012               2011
                                                           ------------    -----------------   -----------------
                                                                          (as adjusted, see    (as adjusted, see
                                                                             Notes 1 and 2)      Notes 1 and 2)
                                                                                    (in millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $      4,942      $      3,022        $      1,962
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED
    BY OPERATING ACTIVITIES:
Interest credited to policyholder account balances                2,277             2,934               2,780
Fees charged for policyholder contract deposits                  (1,104)           (1,137)             (1,191)
Amortization of deferred policy acquisition costs and
    value of business acquired                                      535               665                 982
Net realized capital (gains) losses                              (1,859)             (545)                218
Foreign exchange transaction (gains) losses                           5                --                  --
Equity in income of partnerships and other invested
    assets                                                         (124)             (314)               (201)
Depreciation and amortization                                        43                29                  37
Flight equipment depreciation                                       132               102                 110
Amortization (accretion) of net premium/discount on
investments                                                        (631)             (774)               (638)
Provision for deferred income taxes                                (543)             (601)               (406)
Unrealized (gains) losses in earnings - net                         153               102                  (4)
Capitalized interest                                               (531)              (36)               (138)
CHANGE IN:
    Other bond securities, at fair value                             --                --                   2
    Accrued investment income                                        43                20                 (83)
    Amounts due to/from related parties                             533              (125)                221
    Reinsurance assets                                               83                84                  64
    Deferral of deferred policy acquisition costs                  (790)             (604)               (679)
    Deferral of sales inducements                                   (23)               (5)                (10)
    Income taxes currently receivable/payable                        38              (499)               (330)
    Other assets                                                   (335)              (72)                 13
    Future policy benefits                                        1,548               922                 865
    Other policyholders' funds                                      (21)              (19)                (56)
    Other liabilities                                               225               264                  (8)
Other, net                                                         (173)              148                 (82)
                                                           ------------      ------------        ------------
           NET CASH PROVIDED BY OPERATING ACTIVITIES              4,423             3,561               3,428
                                                           ------------      ------------        ------------
CASH FLOWS FROM INVESTING ACTIVITIES Purchase of:
    Fixed maturity securities                                   (30,112)          (18,902)            (28,181)
    Equity securities                                                --              (562)                (17)
    Mortgage and other loans                                     (1,681)             (961)             (1,224)
    Flight equipment                                                 (8)              (11)                (14)
    Acquired businesses, net                                         --               (48)                 --
    Other investments, excluding short-term investments          (2,614)           (4,215)             (1,469)
Sales of:
    Fixed maturity securities                                    22,482            15,386              10,505
    Equity securities                                                50                36                 133
    Mortgage and other loans                                         --               397                  --
    Flight equipment                                                 71                 7                 102
    Divested businesses, net                                         --                35                  --
    Other investments, excluding short-term investments             655             2,167               2,066
Redemptions and maturities of:
    Fixed maturity securities                                     9,093             6,043               7,677
    Mortgage and other loans                                      1,152               875                 572
    Other investments, excluding short-term investments             437               598                 274
Purchases of property, equipment and software                       (52)              (22)                (24)
Sales of property, equipment and software                             1                 1                  --
Change in restricted cash                                            37                23                   4
Change in short-term investments                                    819            (1,583)              8,883
                                                           ------------      ------------        ------------
           NET CASH PROVIDED BY (USED IN) INVESTING
                ACTIVITIES                                 $        330      $       (736)       $       (713)
                                                           ------------      ------------        ------------

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                              Years ended December 31,
                                                           -----------------------------------------------------
                                                              2013                2012               2011
                                                           ------------    -----------------   -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                             Notes 1 and 2)      Notes 1 and 2)
                                                                              (in millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                              $      7,334      $      5,011        $      8,243
Policyholder account withdrawals                                 (9,018)           (7,402)             (8,521)
Net exchanges to/(from) separate accounts                        (1,291)             (756)               (361)
Proceeds from repurchase agreements                                  --               857                  --
Repayment of notes payable                                         (259)             (202)               (159)
Issuance of notes payable                                           230                --                  --
Federal Home Loan Bank borrowings                                   (28)               60                  --
Security deposits on flight equipment                               (58)              (12)                (11)
Change in securities lending payable                              1,048             1,466                  --
Cash overdrafts                                                    (142)               67                  28
Return of capital, net of cash contributions                     (2,532)           (1,882)             (1,792)
                                                           ------------      ------------        ------------
           NET CASH USED IN FINANCING ACTIVITIES                 (4,716)           (2,793)             (2,573)
                                                           ------------      ------------        ------------
INCREASE IN CASH                                                     37                32                 142
CASH AT BEGINNING OF PERIOD                                         325               293                 151
                                                           ------------      ------------        ------------
CASH AT END OF PERIOD                                      $        362      $        325        $        293
                                                           ============      ============        ============
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                          $        161      $        132        $        201
Interest paid                                                        32                25                  --
Non-cash activity:
Sales inducements credited to policyholder contract
   deposits                                                          39                66                 110
Other various non-cash contributions                                348                --                  15

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a leading provider of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider of annuities. Primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, fixed and variable annuities, index deferred annuities, fixed payment annuities, private placement variable annuities, structured settlement, immediate annuities, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts ("GICs"), stable value wrap products and group benefits. The Company distributes its products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. The Company, through its subsidiaries AIG Enterprise Services LLC ("AIGES") and SunAmerica Asset Management LLC ("SAAMCo") provides support services to certain affiliated insurance companies.

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. ("AIGCS"), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. ("SFS"), represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the Company's variable annuity and variable universal life products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

Effective January 1, 2013, Integra Business Processing Solutions, Inc. and Integra Holdings, Inc. ("Integra") was transferred to AIG Global Services ("AIGGS"). This transfer was a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements exclude the financial position, operating results and cash flows of Integra for all periods presented.

On December 31, 2012, the Company merged with several other insurance companies within AIG's Life and Retirement segment, with AGL being the surviving company. The merged companies, American General Life Insurance Company of Delaware ("AGLD"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), Western National Life Insurance Company ("WNL"), SunAmerica Annuity and Life Assurance Company ("SAAL") and SunAmerica Life Insurance Company ("SALIC") were also indirect, wholly owned subsidiaries of AIG. Also on December 31, 2012, the ownership of The Variable Annuity Life Insurance Company ("VALIC") was transferred from AGL to AGC Life. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results and cash flows of AGLD, AGAC, AGLA, WNL, SAAL and SALIC and exclude VALIC for all periods presented.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On November 30, 2012, AIG, as the ultimate parent, executed a stock purchase agreement with a third party and sold all of the common stock of American General Property Insurance Company ("AGPIC"), a subsidiary of AGLA, and American General Indemnity Company ("AGIC"), a subsidiary of AGAC, for approximately $35 million cash. The operating results of AGPIC and AGIC are included in the consolidated statements of income through the date of the sale.

On November 30, 2012, AIG Advisor Group Inc., an indirect, wholly owned subsidiary of SALIC, acquired Woodbury Financial Services from the Hartford Financial Services Group Inc. Woodbury Financial Services is a leading independent broker-dealer. The purchase price was approximately $48 million.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company is the primary beneficiary. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that management believes are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

      o income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets;

      o valuation of future policy benefit liabilities and timing and extent of loss recognition;

      o valuation of liabilities for guaranteed benefit features of variable annuity products;

      o recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

      o estimated gross profits ("EGPs") to value deferred acquisition costs for investment-oriented products;

      o impairment charges, including other-than-temporary impairments on available for sale securities; and

      o     fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2013, the Company recorded out of period adjustments to correct errors related to prior periods which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. The most significant pre-tax item related to realized capital losses on embedded derivatives in two GIC contracts which had not previously been evaluated. Realized capital losses of $66 million were recorded to correct this error. The most significant net income item related to 2008 deferred intercompany losses from the sale of bonds and the tax treatment of the losses as they were partially recognized in subsequent years. A $206 million tax benefit was recorded to correct this error by reducing the deferred tax valuation allowance and deferred tax expense. The Company has evaluated the errors on prior years and their correction in 2013, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements or to the accompanying 2013 financial statements.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Revision of Prior Period Financial Statements

The financial statements as of and for the year ended December 31, 2012 and 2011 were revised to correctly classify current income taxes receivable, deferred taxes payable and current and deferred income tax expense/benefit.

After evaluating the quantitative and qualitative aspects of these items, the classification errors were not considered to be material, individually or in aggregate to the previously issued 2012 and 2011 financial statements.

The following tables reflect the corrections and their effects on line items in the financial statements for 2012 and 2011 as follows:

As of and for the year ended December 31, 2012:

                                                         As Previously     Effect of      As Currently
                                                           Reported          Change         Reported
                                                        ---------------  --------------  --------------
                                                                         (in millions)
Consolidated Balance Sheet
--------------------------
   Current income taxes receivable                      $          438   $         225   $         663
   Total assets                                                167,611             225         167,836
   Deferred income taxes                                         1,706             225           1,931
   Total liabilities                                           141,464             225         141,689
   Total liabilities and equity                                167,611             225         167,836

Consolidated Statement of Income
--------------------------------
   Income tax expense (benefit):
      Current                                                       29             (50)            (21)
      Deferred                                                    (651)             50            (601)

Consolidated Statement of Cash Flows
------------------------------------
   Provision for deferred income taxes                            (651)             50            (601)
   Change in income taxes currently receivable\payable            (449)            (50)           (499)

As of and for the year ended December 31, 2011:

                                                         As Previously     Effect of      As Currently
                                                           Reported          Change         Reported
                                                        ---------------  --------------  --------------
                                                                          (in millions)
Consolidated Statement of Income
--------------------------------
   Income tax expense (benefit):
      Current                                           $         (170)  $        (175)  $        (345)
      Deferred                                                    (543)            175            (368)


Consolidated Statement of Cash Flows
------------------------------------
   Provision for deferred income taxes                            (581)            175            (406)
   Change in income taxes currently receivable\payable            (155)           (175)           (330)

Total assets, total liabilities, and total liabilities and equity shown in the previously reported column for 2012 do not reflect amounts reported in the issued 2012 audit report due to the transfer of Integra discussed in Note 1.

INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of the Company's fixed maturity securities met the criteria for held to maturity classification at December 31, 2013 or 2012.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income, net of DAC, deferred sales inducements and deferred taxes in Total American General Life Insurance shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at the Company's election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by specific identification.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Purchased Credit Impaired Securities

The Company purchases certain RMBS securities that have experienced deterioration in credit quality since their issuance. The Company determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at the date of acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on the Company's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

Other Bonds and Other Common and Preferred Stock

Securities for which the Company has elected the fair value option are carried at fair value and reported in other bonds or other common and preferred stocks in the consolidated balance sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on assets designated under the fair value option.

Evaluating Investments for Other-than-temporary Impairments

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized investment losses. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

      o     Current delinquency rates;

      o     Expected default rates and the timing of such defaults;

      o     Loss severity and the timing of any recovery; and

      o     Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. The Company may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

Equity Securities

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

      o The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

      o A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

      o The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Mortgage and Other Loans Receivable

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale. The Company does not currently hold any loans classified as held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less credit allowances and deferred fees or expenses and plus or minus adjustments for the accretion of discounts or amortization of premiums. Interest income on such loans is accrued as earned. Interest income, accretion of discounts, amortization of premiums and prepayment fees are reported in net investment income in the consolidated statements of income.

Direct costs of originating commercial mortgages and other loans receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration.

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. For commercial mortgage loans, the impairment is measured based on the fair value of underlying collateral, which is determined based on the present value of expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Other Invested Assets

The Company accounts for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or AIG has elected the fair value option. Under the equity method of accounting, the carrying value generally is the Company's share of the net asset value of the funds or the partnerships, and changes in the Company's share of the net asset values are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which AIG has elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in these other invested assets are evaluated for impairment in a manner similar to the evaluation of equity securities. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

The Company is a member of the Federal Home Loan Bank ("FHLB") of Dallas and such membership requires members to own stock in the FHLB. The Company's FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust") are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value. See Notes 6 and 14 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivatives and other financial instruments in conjunction with financial risk management programs and investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally forwards, swaps and options) are used to economically mitigate risk associated with foreign currency-denominated transactions. Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. In addition to economic hedging activities, we also enter into derivative instruments with respect to investment operations, which include, among other things, credit default swaps and purchasing investments with embedded derivatives, such as equity linked notes and convertible bonds.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Interest rate, foreign currency and equity swaps, swaptions, options and futures contracts are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the consolidated balance sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the consolidated balance sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The fair value of the bifurcated embedded policy derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Policyholder Contract Deposits below and Note 8 herein for additional information on embedded policy derivatives.

The Company believes its hedging instruments have been and remain economically effective, but for the most part have not been designated as hedges for hedge accounting. Certain of the hedging instruments associated with GIC liabilities have been designated as fair value hedges. In the consolidated statements of income, changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Changes in the fair value of derivatives designated as fair value hedges of GIC liabilities are reported in policyholder benefits, along with the changes in the GIC liabilities being hedged.

See Note 3 for discussion of fair value measurements and Note 5 for discussion of derivatives.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts

Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. The Company assesses the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Long-duration insurance contracts

Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition exists when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When loss recognition exists, the Company first reduces any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, records additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. The Company performs separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts

Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows the Company to maintain its long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition

DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, the Company does not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

Value of Business Acquired (VOBA)

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

DEFERRED SALES INDUCEMENTS

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the consolidated statements of income.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

RESTRICTED CASH

Castle 1 Trust and Castle 2 Trust maintain various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash, which is reported in other assets on the consolidated balance sheets, primarily consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds. Restricted cash also includes cash which is segregated under provisions of the Securities Exchange Act of 1934 and represents estimated breakpoint refund reserves.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Variable contracts are reported within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets of each account are legally segregated and are not subject to claims that arise from any of the Company's other businesses. The assets supporting the variable portion of variable annuities and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities in the consolidated balance sheets. Amounts assessed against the contract holders for mortality, administrative and other services are included in policy fees in the consolidated statements of income. Net investment income, net realized capital gains (losses), changes in fair value of assets, and policyholder contract deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income and cash flows.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life, fixed and variable annuities, equity-indexed annuities, single premium immediate annuities, structured settlements, terminal funding annuities, and GICs. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, accident and health and credit insurance policies. These contracts provide insurance protection for a fixed period of short-duration which enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Periodically, the Company evaluates estimates used in establishing liabilities for future policy benefits for life and accident and health insurance contracts, which include liabilities for certain payout annuities. The Company also evaluates estimates used in amortizing DAC, VOBA and sales inducement assets for these products. The Company evaluates these estimates against actual experience and adjusts them based on management judgment regarding mortality, morbidity, persistency, maintenance expenses, and investment returns.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

As the Company experiences changes over time, it updates the assumptions to reflect these observed changes. Because of the long term nature of many of its liabilities subject to the "lock-in" principle, small changes in certain assumptions may cause large changes in the degree of reserve adequacy. In particular, changes in estimates of future invested asset returns have a large effect on the degree of reserve deficiency. If observed changes in actual experience or estimates result in projected future losses under loss recognition testing, the Company adjusts DAC through amortization expense, and may record additional liabilities through a charge to policyholder benefit expense. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not embedded derivatives, primarily guaranteed minimum death benefits ("GMDB") and to a lesser extent, guaranteed minimum income benefits ("GMIB"). The liabilities for GMDB and GMIB represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. Management regularly evaluates estimates used and adjusts the GMDB and GMIB liabilities included within future policy benefits, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 8 for additional information on GMDB and GMIB.

POLICYHOLDER CONTRACT DEPOSITS

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value, (ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts the Company has elected to account for at fair value.

Guaranteed benefit and equity-indexed features accounted for as embedded policy derivatives are bifurcated from the host contracts and accounted for separately at fair value, with changes in fair value recognized in net realized investment gains (losses) in the consolidated statements of income. These include guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum account value ("GMAV") as well as equity-indexed annuities and equity-indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policy holder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 8 for additional information on guaranteed benefit features.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company is now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File ("SSDMF") to determine if its insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with the Company within 120 days, the Company will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in Company records.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OTHER POLICYHOLDER FUNDS

Other policyholder funds are reported at cost and include any policyholder funds on deposit that encompass premium deposits and similar items, including liabilities for dividends arising out of participating business, reserves for experience-rated group products and unearned revenue reserves ("URR"). Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

Other policyholder funds include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. The amount of annual dividends to be paid is approved locally by the boards of directors of the insurance companies. Provisions for future dividend payments are computed by jurisdiction, reflecting local regulations. The portions of current and prior net income and of current unrealized appreciation of investments that can inure to the Company's benefit are restricted in some cases by the insurance contracts and by the local insurance regulations of the jurisdictions in which the policies are in force.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the Company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

NOTES PAYABLE

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, where applicable, except for certain notes payable - to affiliates, for which the company has elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the consolidated statements of income. See Note 3 for discussion of fair value measurement.

PREMIUM RECOGNITION

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in policyholder benefits in the consolidated statements of income.

Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums within future policy benefits in the consolidated balance sheets. The Company estimates and accrues group premiums due but not yet collected.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

POLICY FEES

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources:

      o Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

      o Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

      o Realized and unrealized gains and losses from investments for which the fair value option has been elected.

      o Earnings from private equity funds and hedge fund investments accounted for under the equity method.

      o     Interest income on mortgage, policy and other loans.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

      o Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

      o Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

      o Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

      o Exchange gains and losses resulting from foreign currency transactions.

OTHER INCOME

Other income primarily includes fees and commissions from securities brokerage advisory fee income from the broker dealer business, income from legal settlements and aircraft leasing revenue. Aircraft leasing revenue from flight equipment under operating leases is recognized over the life of the leases as rental payments become receivable under the provisions of the leases or, in the case of leases with varying payments, under the straight-line method over the noncancelable term of the leases. In certain cases, leases provide for additional payments contingent on usage. In those cases, rental revenue is recognized at the time such usage occurs, net of estimated future contractual aircraft maintenance reimbursements. Gains on sales of flight equipment are recognized when flight equipment is sold and the risk of ownership of the equipment is passed to the new owner.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

INCOME TAXES

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

See Note 13 for discussion of the valuation allowance for deferred tax assets.

RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Investment Company Guidance

In June 2013, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the criteria a company must meet to qualify as an investment company, clarifies the measurement guidance, and requires new disclosures for investment companies. An entity that is regulated by the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") qualifies as an investment company. Entities that are not regulated under the 1940 Act must have certain fundamental characteristics and must consider other characteristics to determine whether they qualify as investment companies. An entity's purpose and design should be considered when making the assessment.

The standard is effective for fiscal years and interim periods beginning after December 15, 2013. Earlier adoption is prohibited. An entity that no longer meets the requirements to be an investment company as a result of this standard should present the change in its status as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. An entity that is an investment company should apply the guidance prospectively as an adjustment to opening net assets as of the effective date. The adjustment to net assets represents both the difference between the fair value and the carrying amount of the entity's investments and any amount previously recognized in accumulated other comprehensive income. The Company plans to adopt the standard on its required effective date of January 1, 2014 and does not expect the adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets.

The standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard should be applied prospectively to unrecognized tax benefits that existed at the effective date. Retrospective application is permitted. The Company plans to adopt the standard prospectively on its required effective date of January 1, 2014 and does not expect the adoption of the standard to have a material effect on its consolidated financial condition, results of operations and cash flows.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. The Company plans to adopt the standard prospectively on its required effective date of January 1, 2015 and does not expect adoption of the standard to have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2013:

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued an accounting standard that allows a company, as a first step in an impairment review, to assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired. The Company is not required to calculate the fair value of an indefinite-lived intangible asset and perform a quantitative impairment test unless it determines, based on the results of the qualitative assessment, that it is more likely than not the asset is impaired.

The standard became effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company adopted the standard on its required effective date of January 1, 2013. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In January 2013, the FASB issued an accounting standard that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The standard applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in the FASB Accounting Standards Codification ("ASC") or subject to a master netting arrangement or similar agreement.

The standard became effective for fiscal years and interim periods beginning on or after January 1, 2013. The Company adopted the standard on its required effective date of January 1, 2013 and applied it retrospectively to all comparative periods presented. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued an accounting standard which requires the Company to disclose the effect of reclassifying significant items out of accumulated other comprehensive income on the respective line items of net income or to provide a cross-reference to other disclosures required under GAAP.

The standard became effective for annual and interim reporting periods beginning after December 15, 2012. The Company adopted the standard on its required effective date of January 1, 2013. The adoption of this standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

Inclusion of the Federal Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

In July 2013, the FASB issued an accounting standard that permits the Federal Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to U.S. Treasury rates and London Interbank Offered Rate ("LIBOR"). The standard also removes the prohibition on the use of differing benchmark rates when entering into similar hedging relationships.

The standard became effective on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 to the extent the Federal Funds Effective Swap Rate is used as a U.S. benchmark interest rate for hedge accounting purposes. The Company adopted the standard on its effective date of July 17, 2013. The adoption of this standard had no material effect on the Company's consolidated financial condition, results of operations or cash flows.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

o Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

o Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

o Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Incorporation of Credit Risk in Fair Value Measurements

o The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable AIG credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the
                                       25

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

      Company, as well as collateral posted by the Company with the counterparty at the balance sheet date. The Company calculates the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

o Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark LIBOR curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from dealer markets.

The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, through periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded policy derivatives that the Company bifurcates from the host contracts and accounts for separately at fair value, with changes in fair value recognized in earnings. The Company concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded policy derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve is adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment reflects a market participant's view of the Company's claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the observability of the inputs used:

                                                                                    Counterparty        Cash
At December 31, 2013                      Level 1        Level 2        Level 3      Netting (a)    Collateral (b)      Total
                                       ------------   ------------   ------------   ------------    -------------    ------------
                                                                              (in millions)
ASSETS:
Bonds available for sale:
    U.S. government and government
     sponsored entities                $         --   $        374   $         --   $         --    $          --    $        374
    Obligations of states,
     municipalities and
     political subdivisions                      --          1,575            754             --               --           2,329
    Non-U.S. governments                         --          2,347             --             --               --           2,347
    Corporate debt                               --         68,335            724             --               --          69,059
    RMBS                                         --          8,338          6,587             --               --          14,925
    CMBS                                         --          1,668          2,448             --               --           4,116
    CDO/ABS                                      --          1,593          3,405             --               --           4,998
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total bonds available for sale                   --         84,230         13,918             --               --          98,148
                                       ------------   ------------   ------------   ------------    -------------    ------------
Other bond securities:
    U.S. government and government
      sponsored entities                         --            903             --             --               --             903
    RMBS                                         --            119            213             --               --             332
    CMBS                                         --             30            126             --               --             156
    CDO/ABS                                      --             30          1,031             --               --           1,061
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total other bond securities                      --          1,082          1,370             --               --           2,452
                                       ------------   ------------   ------------   ------------    -------------    ------------
Equity securities available for sale:
    Common stock                                  7             --             --             --               --               7
    Preferred stock                              --             22             --             --               --              22
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total equity securities available
 for sale                                         7             22             --             --               --              29
                                       ------------   ------------   ------------   ------------    -------------    ------------
Other common and preferred stock                538             --             --             --               --             538
Other invested assets (c)                         1            917          2,305             --               --           3,223
Short-term investments (d)                      215          2,520             --             --               --           2,735
Investment in AIG                                 5             --             --             --               --               5
Derivative assets:
     Interest rate contracts                      9            768             19             --               --             796
     Equity contracts                           107             33             47             --               --             187
     Other contracts                             --             --             10             --               --              10
     Counterparty netting and
      cash collateral                            --             --             --           (108)            (378)           (486)
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total derivative assets                         116            801             76           (108)            (378)            507
                                       ------------   ------------   ------------   ------------    -------------    ------------
Separate account assets                      34,018          1,683             --             --               --          35,701
                                       ------------   ------------   ------------   ------------    -------------    ------------
            Total                      $     34,900   $     91,255   $     17,669   $       (108)   $        (378)   $    143,338
                                       ============   ============   ============   ============    =============    ============
LIABILITIES:
Policyholder contract deposits (e)     $         --   $        120   $        247   $         --    $          --    $        367
Notes payable to affiliates, net                 --             --            211             --               --             211
Derivative liabilities:
     Interest rate contracts                     --            652             13             --               --             665
     Counterparty netting and
      cash collateral                            --             --             --           (108)             (23)           (131)
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total derivative liabilities                     --            652             13           (108)             (23)            534
                                       ------------   ------------   ------------   ------------    -------------    ------------
            Total                      $         --   $        772   $        471   $       (108)   $         (23)   $      1,112
                                       ============   ============   ============   ============    =============    ============

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                    Counterparty        Cash
At December 31, 2012                      Level 1        Level 2        Level 3      Netting (a)    Collateral (b)      Total
                                       ------------   ------------   ------------   ------------    -------------    -----------
                                                                              (in millions)
ASSETS:
Bonds available for sale:
    U.S. government and government
     sponsored entities                $         --   $        515   $         --   $         --    $         --    $        515
    Obligations of states,
     municipalities and
     political subdivisions                      --          1,621            633             --              --           2,254
    Non-U.S. governments                         --          2,552             --             --              --           2,552
    Corporate debt                               --         74,688          1,058             --              --          75,746
    RMBS                                         --          9,972          4,957             --              --          14,929
    CMBS                                         --          1,720          2,205             --              --           3,925
    CDO/ABS                                      --          1,745          2,654             --              --           4,399
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total bonds available for sale                   --         92,813         11,507             --              --         104,320
                                       ------------   ------------   ------------   ------------    ------------    ------------
Other bond securities:
    U.S. government and government
     sponsored entities                          48            858             --             --              --             906
    RMBS                                         --            117            127             --              --             244
    CMBS                                         --             15             41             --              --              56
    CDO/ABS                                      --              8            113             --              --             121
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total other bond securities                      48            998            281             --              --           1,327
                                       ------------   ------------   ------------   ------------    ------------    ------------
Equity securities available for sale:
    Common stock                                 17             --              9             --              --              26
    Preferred stock                              --             31             26             --              --              57
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total equity securities available
 for sale                                        17             31             35             --              --              83
                                       ------------   ------------   ------------   ------------    ------------    ------------
Other common and preferred stock                562             --             --             --              --             562
Other invested assets (c)                         1            404          1,905             --              --           2,310
Short-term investments (d)                       90          3,103             --             --              --           3,193
Investment in AIG                                 4             --             --             --              --               4
Derivative assets:
     Interest rate contracts                      1          1,283             --             --              --           1,284
     Foreign exchange contracts                  --             15             --             --              --              15
     Equity contracts                            64             32             21             --              --             117
     Other contracts                             --             --              2             --              --               2
     Counterparty netting and cash
       collateral                                --             --             --           (230)           (433)           (663)
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total derivative assets                          65          1,330             23           (230)           (433)            755
                                       ------------   ------------   ------------   ------------    ------------    ------------
Separate account assets                      26,642          1,300             --             --              --          27,942
                                       ------------   ------------   ------------   ------------    ------------    ------------
            Total                      $     27,429   $     99,979   $     13,751   $       (230)   $       (433)   $    140,496
                                       ============   ============   ============   ============    ============    ============
LIABILITIES:
Policyholder contract deposits (e)     $         --   $         76   $      1,040   $         --    $         --    $      1,116
Derivative liabilities:
     Interest rate contracts                     --          1,144              2             --              --           1,146
     Foreign exchange contracts                  --             43             --             --              --              43
     Counterparty netting and cash
      collateral                                 --             --             --           (230)              8            (222)
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total derivative liabilities                     --          1,187              2           (230)              8             967
                                       ------------   ------------   ------------   ------------    ------------    ------------
            Total                      $         --   $      1,263   $      1,042   $       (230)   $          8    $      2,083
                                       ============   ============   ============   ============    ============    ============

(a) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b)   Represents cash collateral posted and received.
(c) Amounts presented for other invested assets in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(d) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $1.2 billion and $1.6 billion at December 31, 2013 and 2012, respectively.
(e) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include embedded policy derivatives that are measured at estimated fair value on a recurring basis.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

At December 31, 2013 and 2012, Level 3 assets were 10.3 percent and 8.3 percent of total assets, respectively, and Level 3 liabilities were 0.3 percent and 0.7 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. During 2013, the Company transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. The Company had no significant transfers between Level 1 and Level 2 during 2012.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2013 and 2012 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the consolidated balance sheets at December 31, 2013 and 2012:


                                            Net                                                                        Changes in
                                         Realized                                                                      Unrealized
                                            and                    Purchases,                                        Gains (Losses)
                                        Unrealized                   Sales,                                            Included in
                               Fair       Gains                     Issuances                                           Income on
                               Value     (Losses)       Other         and          Gross      Gross      Fair Value    Instruments
                             Beginning   included   Comprehensive  Settlements,  Transfers  Transfers      End of         Held at
December 31, 2013             of Year   in Income   Income (Loss)     Net           In         Out          Year       End of Year
-----------------            ---------  ----------  -------------  ------------  ---------  ----------   ----------  --------------
                                                                        (in millions)
ASSETS:
Bonds available for sale:
    Obligations of
     states, municipalities
     and political
     subdivisions            $     633  $       11   $     (123)    $      280   $      --  $      (47)  $      754  $           --
    Corporate debt               1,058           2            2           (321)        266        (283)         724              --
    RMBS                         4,957         355          258            997          20          --        6,587              --
    CMBS                         2,205          89          (21)           125          50          --        2,448              --
    CDO/ABS                      2,654          86           32            365         569        (301)       3,405              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total bonds available
  for sale                      11,507         543          148          1,446         905        (631)      13,918              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Other bond securities:
    RMBS                           127          10           --             76          --          --          213              14
    CMBS                            41          (1)          --             86          --          --          126               3
    CDO/ABS                        113          68           --            850          --          --        1,031              48
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total other bond
  securities                       281          77           --          1,012          --          --        1,370              65
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Equity securities
  available for sale:
    Common stock                     9          --           --             (9)         --          --           --              --
    Preferred stock                 26          --            2            (28)         --          --           --              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total equity securities
  available for sale                35          --            2            (37)         --          --           --              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Other invested assets            1,905         101           50            107         268        (126)       2,305              --
Derivative assets
    Interest rate contracts         --           4           --             --           8           7           19              --
    Equity contracts                21          33           --             (7)         --          --           47              --
    Other contracts                  2          39           --            (31)         --          --           10              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total derivative assets             23          76           --            (38)          8           7           76              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
      Total                  $  13,751  $      797   $      200     $    2,490   $   1,181  $     (750)  $   17,669  $           65
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
LIABILITIES:
Policyholder contract
    deposits                 $  (1,040) $      609   $       (1)    $      185   $      --  $       --   $     (247) $           --
Notes payable - to
  affiliates, net
Derivative liabilities, net         --         (12)           9           (208)         --          --         (211)            (12)
    Interest rate contracts         (2)          3           --              1          (8)         (7)         (13)             --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
      Total                  $  (1,042) $      600   $        8     $      (22)  $      (8) $       (7)  $     (471) $          (12)
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                            Net                                                                        Changes in
                                         Realized                                                                      Unrealized
                                            and                    Purchases,                                        Gains (Losses)
                                        Unrealized                   Sales,                                            Included in
                               Fair       Gains                     Issuances                                           Income on
                               Value     (Losses)       Other         and          Gross      Gross      Fair Value    Instruments
                             Beginning   included   Comprehensive  Settlements,  Transfers  Transfers      End of         Held at
December 31, 2012             of Year   in Income   Income (Loss)     Net           In         Out          Year       End of Year
-----------------            ---------  ----------  -------------  ------------  ---------  ----------   ----------  --------------
                                                                    (in millions)
ASSETS:
Bonds available for
    Obligations of states,
     municipalities and
     political subdivisions  $     482  $       40    $       (4)  $      153    $      41  $      (79)         633            --
    Corporate debt                 978         (10)           63          (42)         614        (545)       1,058            --
    RMBS                         5,939         174           944         (514)         297      (1,883)       4,957            --
    CMBS                         1,900          36           275           45           34         (85)       2,205            --
    CDO/ABS                      1,951         120            89          679          367        (552)       2,654            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total bonds available for
  sale                          11,250         360         1,367          321        1,353      (3,144)      11,507            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Other bond securities:
    RMBS                           138          35            --          (44)          --          (2)         127            31
    CMBS                            --           3            --           38           --          --           41             4
    CDO/ABS                        966         237            --       (1,090)          --          --          113             1
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total other bond
  securities                     1,104         275            --       (1,096)          --          (2)         281            36
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Equity securities available
  for sale:
    Common stock                    36          15           (24)         (23)           5          --            9            --
    Preferred stock                 60           9           (25)         (17)           1          (2)          26            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total equity securities
   available for sale               96          24           (49)         (40)           6          (2)          35            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Other invested assets            2,398         (26)          113         (125)         416        (871)       1,905            --
Derivative assets
    Equity contracts                 9           2            --            5            5          --           21            --
    Other contracts                 --          --            --            2           --          --            2            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total derivative assets              9           2            --            7            5          --           23            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
        Total                $  14,857  $      635    $    1,431   $     (933)   $   1,780  $   (4,019)  $   13,751    $       36
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
LIABILITIES:
Policyholder contract
  deposits                   $    (800) $     (181)   $      (72)  $       13    $      --  $       --   $   (1,040)   $      196
Derivative liabilities,
  net
    Interest rate
     contracts                     (10)          8            --           --           --          --           (2)           --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
       Total                 $    (810) $     (173)   $      (72)  $       13    $      --  $       --   $   (1,042)   $      196
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income as follows:

                                                             Net Realized
                                 Net Investment   Other     Capital Gains
At December 31, 2013               Income         Income     (Losses)        Total
------------------------------   -------------   --------   --------------   ------
                                 (in millions)              (in millions)
Bonds available for sale          $      491      $  --     $     52         $  543
Bond trading securities                   77         --           --             77
Other invested assets                    122         --          (21)           101
Derivative assets                         --         --           76             76
Policyholder contract deposits            --         --          617            617
Derivative liabilities                    --         --            3              3
Notes payable                             --        (12)          --            (12)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                     Net Realized
                                 Net Investment     Capital Gains
At December 31, 2012                 Income           (Losses)              Total
                                 --------------    ----------------    ----------------
                                                    (in millions)
Bonds available for sale         $          447    $            (87)   $            360
Bond trading securities                     275                  --                 275
Equity securities available
  for sale                                   --                  24                  24
Other invested assets                        28                 (54)                (26)
Derivative assets                            --                   2                   2
Policyholder contract deposits               --                (181)               (181)
Derivative liabilities                       --                   8                   8

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above for Level 3 assets and liabilities:

                                                                                                                Purchases,
                                                                                                                  Sales,
                                                                                                                 Issuances
                                                                                                                   and
                                                                                                                Settlements,
December 31, 2013                                Purchases          Sales         Issuances      Settlements        Net
----------------------------------------------  ------------    ------------    ------------    ------------    ------------
                                                                                 (in millions)
ASSETS:
Bonds available for sale:
    Obligations of states, municipalities and
     political subdivisions                     $        402    $       (122)   $         --    $         --    $        280
    Corporate debt                                       139              --              --            (460)           (321)
    RMBS                                               2,123            (167)             --            (959)            997
    CMBS                                                 495            (203)             --            (167)            125
    CDO/ABS                                            1,310            (121)             --            (824)            365
                                                ------------    ------------    ------------    ------------    ------------
Total bonds available for sale                         4,469            (613)             --          (2,410)          1,446
                                                ------------    ------------    ------------    ------------    ------------
Other bond securities:
    RMBS                                                 110              --              --             (34)             76
    CMBS                                                  98              (8)             --              (4)             86
    CDO/ABS                                              962              --              --            (112)            850
                                                ------------    ------------    ------------    ------------    ------------
Total other bond securities                            1,170              (8)             --            (150)          1,012
                                                ------------    ------------    ------------    ------------    ------------
Equity securities available for sale:
    Common stock                                          --              --              --              (9)             (9)
    Preferred stock                                       --              --              --             (28)            (28)
                                                ------------    ------------    ------------    ------------    ------------
Total equity securities available for
 sale                                                     --              --              --             (37)            (37)
                                                ------------    ------------    ------------    ------------    ------------
Other invested assets                                    318              --                            (211)            107
Derivative assets
    Equity contracts                                      10              --              --             (17)             (7)
    Other contracts                                       --              --              --             (31)            (31)
                                                ------------    ------------    ------------    ------------    ------------
Total derivative assets                                   10              --              --             (48)            (38)
                                                ------------    ------------    ------------    ------------    ------------
            Total                               $      5,967    $       (621)   $         --    $     (2,856)   $      2,490
                                                ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Policyholder contract deposits                  $         --    $        (25)   $         --    $        210    $        185
Notes payable - to affiliates, net                                                      (208)                           (208)
Derivative liabilities, net
    Interest rate contracts                               --              --              --               1               1
                                                ------------    ------------    ------------    ------------    ------------
            Total                               $         --    $        (25)   $       (208)   $        211    $        (22)
                                                ------------    ------------    ------------    ------------    ------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                             Purchases,
                                                                                                               Sales,
                                                                                                             Issuances
                                                                                                                and
                                                                                                            Settlements,
December 31, 2012                              Purchases        Sales        Issuances      Settlements          Net
------------------------------------------   ------------   ------------    ------------    ------------    ------------
                                                                               (in millions)
ASSETS:
Bonds available for sale:
    Obligations of states, municipalities
     and political subdivisions              $        372   $       (201)   $         --    $        (18)   $        153
    Corporate debt                                    225           (169)             --             (98)            (42)
    RMBS                                              628           (193)             --            (949)           (514)
    CMBS                                              277           (131)             --            (101)             45
    CDO/ABS                                         1,379             --              --            (700)            679
                                             ------------   ------------    ------------    ------------    ------------
Total bonds available for sale                      2,881           (694)             --          (1,866)            321
                                             ------------   ------------    ------------    ------------    ------------
Other bond securities:
    RMBS                                               --            (16)             --             (28)            (44)
    CMBS                                               57            (19)             --              --              38
    CDO/ABS                                         1,133           (981)             --          (1,242)         (1,090)
                                             ------------   ------------    ------------    ------------    ------------
Total other bond securities                         1,190         (1,016)             --          (1,270)         (1,096)
                                             ------------   ------------    ------------    ------------    ------------
Equity securities available for sale:
    Common stock                                       --            (23)             --              --             (23)
    Preferred stock                                    60            (75)             --              (2)            (17)
                                             ------------   ------------    ------------    ------------    ------------
Total equity securities available for sale             60            (98)             --              (2)            (40)
                                             ------------   ------------    ------------    ------------    ------------
Other invested assets                                 296             --                            (421)           (125)
Derivative assets
    Equity contracts                                    5             --              --              --               5
    Other contracts                                     2             --              --              --               2
                                             ------------   ------------    ------------    ------------    ------------
Total derivative assets                                 7             --              --              --               7
                                             ------------   ------------    ------------    ------------    ------------
             Total                           $      4,434   $     (1,808)   $         --    $     (3,559)   $       (933)
                                             ------------   ------------    ------------    ------------    ------------
LIABILITIES:
Policyholder contract deposits               $         --   $        (22)   $         --    $         35    $         13
                                             ------------   ------------    ------------    ------------    ------------

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2013 and 2012 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

The Company records transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During the years ended December 31, 2013 and 2012, transfers into Level 3 assets included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

o The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

o Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity.

o Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

o Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest.

During the years ended December 31, 2013 and 2012, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

o Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

o Transfers of private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

o The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

The Company had no transfers of liabilities into or out of Level 3 during the years ended December 31, 2013 or 2012.

Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from third-party valuation service providers and from internal valuation models. Because input information with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                 Fair Value at                                                                      Range
                                December 31, 2013    Valuation Technique        Unobservable Input (a)       (Weighted Average)(a)
                                -----------------    --------------------   -----------------------------  ------------------------
                                   (in millions)
ASSETS:

Corporate debt                     $       360       Discounted cash flow                       Yield (b)     3.48% - 9.44% (6.46%)
RMBS                                     6,170       Discounted cash flow    Constant prepayment rate (c)    0.00% - 11.10% (5.37%)
                                                                                        Loss severity (c)  44.40% - 80.07% (62.24%)
                                                                                Constant default rate (c)    4.26% - 12.00% (8.13%)
                                                                                                Yield (c)     2.89% - 7.55% (5.22%)
CMBS                                     2,396       Discounted cash flow                       Yield (b)    0.00% - 11.23% (5.39%)
LIABILITIES:

Policyholder contract deposits             247       Discounted cash flow   Equity implied volatility (b)            6.00% - 39.00%
                                                                                     Base lapse rates (b)            1.00% - 40.00%
                                                                                  Dynamic lapse rates (b)            0.20% - 60.00%
                                                                                      Mortality rates (b)            0.50% - 40.00%
                                                                                    Utilization rates (b)            0.50% - 25.00%

(a) The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b) Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c) Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, and CMBS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), loss severity, constant default rates ("CDR"), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to GMWB within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity-indexed annuities and GICs. GMWB represents the Company's largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability.

Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient to measure fair value.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                     December 31, 2013        December 31, 2012
                                                            -----------------------------  ----------------------------
                                                              Fair Value                    Fair Value
                                                               Using Net                     Using Net
                                                              Asset Value                   Asset Value
                                                             Per Share (or      Unfunded   Per Share (or     Unfunded
                        Investment Category Includes        its equivalent)   Commitments  its equivalent)  Commitments
                     ------------------------------------   ---------------   -----------  ---------------  -----------
                                                                                  (in millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout  Debt and/or equity investments made      $   1,178             $185    $      1,038     $     229
                     as part of a transaction in which
                     assets of mature companies are
                     acquired from the current
                     shareholders, typically with the use
                     of financial leverage

   Real estate/      Investments in real estate                      93                9              71            13
   Infrastructure    properties and infrastructure
                     positions, including power plants
                     and other energy generating
                     facilities

   Venture capital   Early-stage, high-potential, growth             40                6              55             9
                     companies expected to generate a
                     return through an eventual
                     realization event, such as an
                     initial public offering or sale of
                     the company

   Distressed        Securities of companies that are                91               16              84            18
                     already in default, under bankruptcy
                     protection, or troubled

   Other             Includes multi-strategy and                      9               12              13             9
                     mezzanine strategies
                                                              ---------       ----------     -----------     ---------
Total private
   equity funds                                                   1,411              228           1,261           278
                                                              ---------       ----------     -----------     ---------
Hedge funds:
   Event-driven      Securities of companies undergoing             500                2             339             2
                     material structural changes,
                     including mergers, acquisitions and
                     other reorganizations

   Long-short        Securities that the manager believes           713               11             409            --
                     are undervalued, with corresponding
                     short positions to hedge market risk

   Distressed        Securities of companies that are               405               11             261            --
                     already in default, under bankruptcy
                     protection or troubled

   Emerging markets  Investments in the financial markets            64               --              --            --
                     of developing countries

   Other             Includes multi-strategy and                     77               --              18            --
                     mezzanine strategies
                                                              ---------       ----------     -----------     ---------
Total hedge funds                                                 1,759               24           1,027             2
                                                              ---------       ----------     -----------     ---------
Total                                                         $   3,170       $      252    $      2,288     $     280
                                                              =========       ==========    ============     =========

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2013, assuming average original expected lives of 10 years for the funds, 72 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 27 percent between three and seven years and 1 percent between seven and 10 years.

The hedge fund investments included above are generally redeemable monthly (6 percent), quarterly (40 percent), semi-annually (15 percent) and annually (39 percent), with redemption notices ranging from one day to 180 days. At December 31, 2013, however, investments representing approximately 63 percent of the total fair value of the hedge fund investments cannot be currently redeemed, either in whole or in part, because the investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Fair Value Option

Under the fair value option, the Company may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company elects the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Net unrealized gains (losses) on such securities included in net investment income on the consolidated statements of income were $(58) million, $206 million and $(24) million for the years ended December 31, 2013, 2012 and 2011, respectively.

Additionally, beginning in the third quarter of 2012, the Company elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. Net unrealized gains (losses) on other invested assets included in net investment income on the consolidated statements of income were $194 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

The Company elected fair value accounting for its economic interest in ML II. The Company recorded gains of $177 million and $30 million in the years ended December 31, 2012 and 2011, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income.

Ambrose 2013-2, Ambrose 2013-3, and Ambrose 2013-5, three VIEs which are consolidated by the Company, each elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable. See Note 14 for additional information on these VIEs and the Class X notes. The fair value of the Class X notes was determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows were discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates, with reference to the issuance spread on a tranche of structured securities issued by the respective entities that was purchased by an independent, non-affiliated third party.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                  Outstanding
                                                   Principal
    December 31, 2013               Fair Value      Amount      Difference
--------------------------------    ----------    -----------   ----------
                                                  (in millions)
Notes payable to affiliates, net      $  211         $  580     $   (369)

In 2011, the Company assumed GIC liabilities, which are reported in policyholder contract deposits on the balance sheets, from an affiliate, AIG Matched Funding Corp. ("AIGMFC"). AIGMFC had elected fair value accounting for its GIC liabilities and the Company has maintained this election. The change in the fair value of these GIC liabilities was $(17) million, $(3) million and $78 million in the years ended December 31, 2013, 2012 and 2011, respectively, and was reported in policyholder benefits in the statements of income. The change in the value of the GIC liabilities was partially offset by a swap designated as a fair value hedge. See Note 14 for additional information on the GIC assumption and the related swap.

Fair Value Measurements on a Non-Recurring Basis

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents assets measured at fair value on a non-recurring basis at the time of impairments and the related impairment charges recorded during the periods presented:

                                                                   Impairment
                        Assets at Fair Value Non-Recurring Basis     Charges
                        ----------------------------------------   ----------
 December 31, 2013      Level 1    Level 2    Level 3      Total
--------------------    -------    -------    -------     ------
                                    (in millions)
Other invested assets   $    --    $    --    $   435     $  435   $       19

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

Other Invested Assets

The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which cash flows are denominated.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Notes Payable

Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the estimated fair value and carrying value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                                           Estimated Fair Value
                                        -------------------------------------------    Carrying
                                        Level 1    Level 2     Level 3      Total        Value
                                        -------    -------    --------    ---------    ----------
                                                             (in millions)
December 31, 2013
ASSETS
Mortgage and other loans receivable     $    --    $    75    $  9,008    $   9,083    $    8,531
Policy loans                                 --         --       1,545        1,545         1,545
Other invested assets                        --         22          --           22            22
Short-term investments                       --      1,229          --        1,229         1,229
Cash                                        362         --          --          362           362
LIABILITIES
Policyholder contract deposits (a)           --        185      59,505       59,690        55,476
Notes payable - affiliates, net (b)          --         --          46           46            49
Notes payable - to third parties, net                              377          377           378
December 31, 2012
ASSETS
Mortgage and other loans receivable     $    --    $   189    $  8,906    $   9,095    $    8,245
Policy loans                                 --         --       1,587        1,587         1,587
Other invested assets                        --         54          --           54            54
Short-term investments                       --      1,590          --        1,590         1,590
Cash                                        325         --          --          325           325
LIABILITIES
Policyholder contract deposits (a)           --        245      64,115       64,360        57,452
Notes payable - affiliates, net              --         --         133          133           142
Notes payable - to third parties, net        --         --         152          152           158

(a) Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)   Excludes notes for which the fair value option has been elected.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The following table presents the amortized cost or cost and fair value of the Company's available for sale securities:

                                                                                               Other-Than-
                                              Amortized     Gross       Gross                   Temporary
                                               Cost or    Unrealized  Unrealized      Fair     Impairments
                                                Cost        Gains       Losses       Value     in AOCI (a)
                                              ---------   ----------  ----------   ---------   -----------
                                                                       (in millions)
December 31, 2013
Bonds available for sale:
    U.S. government and government
      sponsored entities                      $     343   $      46   $     (15)   $     374   $        --
    Obligations of states, municipalities
      and political subdivisions                  2,432          53        (156)       2,329             2
    Non-U.S. governments                          2,426          95        (174)       2,347            --
    Corporate debt                               66,412       4,459      (1,812)      69,059            44
    RMBS                                         13,975       1,223        (273)      14,925           657
    CMBS                                          3,760         419         (63)       4,116           235
    CDO/ABS                                       4,853         188         (43)       4,998            16
                                              ---------   ---------   ---------    ---------   -----------
Total bonds available for sale                   94,201       6,483      (2,536)      98,148           954
Equity securities available for sale:
    Common stock                                      5           2          --            7            --
    Preferred stock                                  18           4          --           22            --
                                              ---------   ---------   ---------    ---------   -----------
Total equity securities available for sale           23           6          --           29            --
Investment in AIG                                     9           2          (6)           5            --
                                              ---------   ---------   ---------    ---------   -----------
Total                                         $  94,233   $   6,491   $  (2,542)   $  98,182   $       954
                                              =========   =========   =========    =========   ===========

                                                                                               Other-Than-
                                              Amortized     Gross        Gross                  Temporary
                                              Cost or     Unrealized  Unrealized      Fair     Impairments
                                                 Cost        Gains      Losses       Value     in AOCI (a)
                                              ---------   ----------  ----------   ---------   ---------
                                                                    (in millions)
December 31, 2012
Bonds available for sale:
    U.S. government and government
      sponsored entities                      $     413   $     102   $      --    $     515    $     --
    Obligations of states, municipalities
      and political subdivisions                  2,015         245          (6)       2,254          --
    Non-U.S. governments                          2,243         317          (8)       2,552          --
    Corporate debt                               66,448       9,607        (309)      75,746          79
    RMBS                                         13,641       1,506        (218)      14,929         469
    CMBS                                          3,462         546         (83)       3,925         185
    CDO/ABS                                       4,217         256         (74)       4,399          43
                                              ---------   ---------   ---------    ---------    --------
Total bonds available for sale                   92,439      12,579        (698)     104,320         776
Equity securities available for sale:
    Common stock                                     12          14          --           26          --
    Preferred stock                                  42          15          --           57          --
                                              ---------   ---------   ---------    ---------   ---------
Total equity securities available for sale           54          29          --           83          --
Investment in AIG                                    10          --          (6)           4          --
                                              ---------   ---------   ---------    ---------    --------
Total                                         $  92,503   $  12,608   $    (704)   $ 104,407    $    776
                                              =========   =========   =========    =========    ========

(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                       Less than 12 Months     12 Months or More             Total
                                     ----------------------  ----------------------  ----------------------
                                                   Gross                   Gross                   Gross
                                        Fair     Unrealized    Fair      Unrealized    Fair      Unrealized
December 31, 2013                      Value       Losses      Value      Losses       Value       Losses
----------------------------------   ---------   ----------  ---------   ----------  ---------   ----------
                                                                 (in millions)
Bonds available for sale:
    U.S. government and government
      sponsored entities             $      62   $      13   $       7   $       2   $      69   $      15
    Obligations of states,
      municipalities and political
       subdivisions                  $   1,553   $     136   $      97   $      20   $   1,650   $     156
    Non-U.S. governments                 1,049         104         312          70       1,361         174
    Corporate debt                      20,214       1,368       3,119         444      23,333       1,812
    RMBS                                 3,788         186         712          87       4,500         273
    CMBS                                   827          38         167          25         994          63
    CDO/ABS                              1,016          18         373          25       1,389          43
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total bonds available for sale          28,509       1,863       4,787         673      33,296       2,536
Investment in AIG                           --          --           5           6           5           6
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total                                $  28,511   $   1,863   $   4,792   $     679   $  33,303   $   2,542
                                     =========   =========   =========   =========   =========   =========

                                      Less than 12 Months      12 Months or More             Total
                                     ----------------------  ----------------------  ----------------------
                                                   Gross                   Gross                   Gross
                                       Fair      Unrealized    Fair      Unrealized   Fair       Unrealized
December 31, 2012                     Value        Losses      Value       Losses     Value        Losses
----------------------------------   ---------   ----------  ---------   ----------  ---------   ----------
                                                                 (in millions)
Bonds available for sale:
    Obligations of states,
      municipalities and political
      subdivisions                   $     326   $       6   $       1   $      --   $     327   $       6
    Non-U.S. governments                   378           8           3          --         381           8
    Corporate debt                       4,111         131       2,048         178       6,159         309
    RMBS                                   142           2         959         216       1,101         218
    CMBS                                    86           2         278          81         364          83
    CDO/ABS                                882          22         716          52       1,598          74
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total bonds available for sale           5,925         171       4,005         527       9,930         698
Investment in AIG                           --          --           4           6           4           6
                                     ---------   ---------   ---------   ---------   ---------   ---------
 Total                               $   5,925   $     171   $   4,009   $     533   $   9,934   $     704
                                     =========   =========   =========   =========   =========   =========

As of December 31, 2013, the Company held 3,138 individual fixed maturity and equity securities that were in an unrealized loss position, of which 633 individual securities were in a continuous unrealized loss position for longer than 12 months.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2013 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2013:

                                                             Total Fixed Maturity Securities
                                                                     Available for Sale
                                                             -------------------------------
                                                               Amortized
                                                                 Cost           Fair Value
                                                             -------------     -------------
                                                                        (in millions)
Due in one year or less                                      $       1,791     $       1,850
Due after one year through five years                               11,037            11,979
Due after five years through ten years                              27,381            28,275
Due after ten years                                                 31,404            32,005
Mortgage-backed, asset-backed and collateralized securities         22,588            24,039
                                                             -------------     -------------
Total fixed maturity securities available for sale           $      94,201     $      98,148
                                                             =============     =============

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The Company's investments at December 31, 2013 and 2012 did not include any investments in a single issuer that exceeded 10 percent of the Company's consolidated shareholder's equity.

Other Bond Securities

See Note 3 for discussion of hybrid securities for which the Company has elected the fair value option.

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which was subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest was reported in bond trading securities with changes in fair value reported as a component of net investment income.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred during 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $157 million on March 1, 2012 and additional cash receipts of $972 million on March 15, 2012 from ML II that consisted of $563 million, $82 million, and $327 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

The total amount received of $1.13 billion by the Company from ML II in 2012 was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Invested Assets on Deposit and Pledged as Collateral

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash, short-term investments, fixed maturity and other securities.

                                                                     December 31,    December 31,
                                                                         2013           2012
                                                                     ------------    ------------
                                                                              (in millions)
Invested assets on deposit:
      Regulatory agencies                                             $   70            $    87
Invested assets pledged as collateral:
      Advance agreements - Federal Home Loan Bank of Dallas                8                 15
      Advance agreements - Federal Home Loan Bank of Cincinnati           --                 15
      Advance agreements - Federal Home Loan Bank of San Francisco        14                 25
      FHLB collateral                                                     45                283

SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these financing transactions, the Company transfers securities to financial institutions and receives cash collateral. Collateral levels are monitored daily and are maintained at 102 percent of the fair value of the loaned securities during the life of the transactions. Generally, cash collateral received by the Company is invested in short-term investments. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements by the Company. Elements of the securities lending program are presented below as of December 31:

                                                       2013       2012
                                                     -------    -------
                                                        (in millions)
Securities on loan: (a)
   Amortized cost                                    $ 2,228    $ 1,234
   Estimated fair value                                2,425      1,420
Cash collateral on deposit from counterparties (b)     2,514      1,466
Reinvestment portfolio - estimated fair value          2,514      1,466

(a)   Included in bonds available for sale on the consolidated balance sheets.
(b) Included in short-term investments on the consolidated balance sheets. Liability to counterparties is reported in securities lending payable.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2013, the Company had direct U.S. commercial mortgage loan exposure of $7.3 billion. At that date, substantially all of the U.S. loans were current.

The U.S. commercial loan exposure by state and class of loan, at December 31, 2013, were as follows:

State       # of Loans    Amount*    Apartments   Offices   Retails    Industrials   Hotels    Others    % of Total
----------  ----------   ---------   ----------   -------   --------   -----------   ------   --------   ----------
                                                  ($ in millions)
California         125   $   1,546   $       17   $   425   $    190   $       361   $  195   $    358        18.9%
New York            60       1,144          311       589         62            28       44        110        14.0%
New
Jersey              42         705          376       140        161             2        9         17         8.6%
Florida             56         480           33        85        231            30       20         82         5.9%
Texas               35         431           27       128         54           104       78         41         5.3%
Other
states             318       3,861          596     1,167        928           314      425        428        47.3%
            ----------   ---------   ----------   -------   --------   -----------   ------   --------   ---------
  Total            636   $   8,167   $    1,360   $ 2,534   $  1,626   $       839   $  771   $  1,036       100.0%
            ==========   =========   ==========   =======   ========   ===========   ======   ========   =========

*     Excludes portfolio valuation allowance

The following table presents the credit quality indicators by class of loan for commercial mortgage loans:

                                                                    Class
                           Number of   ------------------------------------------------------------------               Percent of
December 31, 2013           Loans     Apartments  Offices     Retails   Industrials    Hotels     Others     Total        Total $
-------------------------  ---------  ---------   --------   --------   -----------   --------   --------   --------    -------
                                                                      ($ in Millions)
Credit Quality Indicator:
   In good standing             623   $   1,347   $  2,427   $  1,626   $      839    $    771   $    952   $  7,962        97.5%
   Restructured (a)              11          13         90         --           --          --         84        187         2.3%
   90 days or less
   delinquent                    --          --         --         --           --          --         --         --         0.0%
   >90 days  delinquent or
     in process
     of foreclosure               2          --         --         18           --          --         --         18         0.2%
                           --------   ---------   --------   --------   ----------    --------   --------   --------    --------
Total (b)                       636   $   1,360   $  2,517   $  1,644   $      839    $    771   $  1,036   $  8,167       100.0%
                           ========   =========   ========   ========   ==========    ========   ========   ========    ========
Valuation allowance                   $       2   $     61   $      6   $        1    $      3   $     33   $    106         1.3%
                                      ---------   --------   --------   ----------    --------   --------   --------    --------

(a) Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)   Does not reflect valuation allowances.

The Company holds mortgages with a carrying value of $71 million and $82 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation at December 31, 2013 and 2012, respectively.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company's mortgage and other loan valuation allowance activity was as follows:

                                                2013        2012       2011
                                               -------    -------    -------
                                                       (in millions)
Allowance, beginning of year                   $   155    $   233    $   319
     Additions (reductions) to allowance for
       losses                                       57        (62)       (32)
     Charge-offs, net of recoveries                (74)       (16)       (54)
                                               -------    -------    -------
Allowance, end of year                         $   138    $   155    $   233
                                               =======    =======    =======

The Company's impaired mortgage loans were as follows:

                                                2013       2012        2011
                                               -------    -------    -------
                                                     (in millions)
Impaired loans with valuation allowances       $   137    $    75    $   108
Impaired loans without valuation allowances         --          7         69
                                               -------    -------    -------
     Totali mpairedloans                           137         82        177
Valuation allowances on impaired loans             (56)       (27)       (18)
                                               -------    -------    -------
     Impaired loans,net                        $    81    $    55    $   159
                                               =======    =======    =======

The Company recognized $7 million, $4 million and $10 million in interest income on the above impaired mortgage loans for the years ended December 31, 2013, 2012 and 2011, respectively.

Troubled Debt Restructurings ("TDR")

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held $67 million and $11 million of commercial mortgage loans that had been modified in a TDR at December 31, 2013 and 2012, respectively. The Company had no other loans that had been modified in a TDR. At December 31, 2013, these commercial mortgage loans had related total allowances for credit losses of $11 million. At December 31, 2012 these commercial mortgage loans had no related total allowances for credit losses. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

As the result of a loan's TDR, the Company assesses the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to their restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OTHER INVESTED ASSETS

The following table summarizes the carrying values of other invested assets:

                                2013      2012
                              --------   -------
                                (in millions)
Alternative investments (a)   $  7,047   $ 6,695
Investment real estate (b)         443       519
FHLB common stock                   22        54
Mutual funds                        --         1
                              --------   -------
Total                         $  7,512   $ 7,269
                              ========   ======

(a) Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships. (b) Net of accumulated depreciation of $181 million and $176 million in 2013 and 2012, respectively.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                   2013        2012         2011
                                 --------    ---------    ---------
                                         (in millions)
Investment income:
    Fixed maturity securities   $   5,275    $   5,792    $   5,404
    Equity securities                 (20)          67            2
    Mortgage and other loans          527          526          540
    Policy loans                       99          102          106
    Investment real estate             79           73           59
    Other invested assets             919          650          508
    Securities lending                  3            2           --
    Other investment income            52           12           12
                                ---------    ---------    ---------
Total investment income             6,934        7,224        6,631
Investment expenses                  (242)        (223)        (191)
                                ---------    ---------    ---------
Net investment income           $   6,692    $   7,001    $   6,440
                                =========    =========    =========

The carrying value of investments that produced no investment income during 2013 was $75 million, which is less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) by type of investment were as follows for the years ended December 31:

                                                      2013         2012         2011
                                                   ---------    ---------    ---------
                                                              (in millions)
Sales of fixed maturity securities                 $   1,787    $   1,506    $     760
Sales of equity securities                                28           25           30
Mortgage and other loans                                 (57)          73           55
Investment real estate                                    73           12           15
Other invested assets                                      2          (21)        (144)
Derivatives                                              153         (671)        (336)
Other-than-temporary impairments                        (127)        (379)        (598)
                                                   ---------    ---------    ---------
Net realized capital gains (losses) before taxes   $   1,859    $     545    $    (218)
                                                   =========    =========    =========

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                    2013                 2012                   2011
                            -------------------   -------------------   --------------------
                             Gross      Gross      Gross       Gross       Gross     Gross
                            Realized   Realized   Realized   Realized    Realized   Realized
                             Gains      Losses     Gains      Losses       Gains     Losses
                            --------   --------   --------   --------    --------   --------
                                                      (in millions)
Fixed maturity securities   $  1,863   $     76   $  1,598   $     92   $     821   $     61
Equity securities                 28         --         31          6          37          7
                            --------   --------   --------   --------   ---------   --------
Total                       $  1,891   $     76   $  1,629   $     98   $     858   $     68
                            ========   ========   ========   ========   =========   ========

In 2013, 2012, and 2011, the aggregate fair value of available for sale fixed maturity and equity securities sold was $22.5 billion, $11.8 billion and $10.5 billion, which resulted in net realized capital gains of $1.8 billion, $1.5 billion and $790 million, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                                2013       2012       2011
                                                                             ---------- ---------- ----------
                                                                                        (in millions)
Balance, beginning of year                                                   $    2,126 $    2,775 $    2,762
Increases due to:
         Credit impairments on new securities subject to impairment losses           15         96        177
         Additional credit impairments on previously impaired securities             31        194        278
Reductions due to:
         Credit impaired securities fully disposed for which there was
               no prior intent or requirement to sell                              (184)      (520)      (160)
         Credit impaired securities for which there is a current intent or
               anticipated requirement to sell                                       --         --         --
         Accretion on securities previously impaired due to credit (a)             (403)      (422)      (272)
Other                                                                                --          3        (10)
                                                                             ---------- ---------- ----------
Balance, end of year                                                         $    1,585 $    2,126 $    2,775
                                                                             ========== ========== ==========

(a) Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

PURCHASED CREDIT IMPAIRED SECURITIES

The following tables present information on the Company's PCI securities, which are included in bonds available for sale:

<CAPTION
                                                              At Date of
                                                             Acquisition
                                                           ---------------
                                                            (in millions)

Contractually required payments (principal and interest)   $         9,767
Cash flows expected to be collected (a)                              7,764
Recorded investment in acquired securities                           5,065

(a) Represents undiscounted expected cash flows, including both principal and interest.

                                 December 31, 2013    December 31, 2012
                                ------------------    -----------------
                                              (in millions)
Outstanding principal balance   $            5,805    $           4,262
Amortized cost                               3,969                2,794
Fair value                                   4,397                3,189

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                        2013            2012
                                                    ------------    ------------
                                                            (in millions)
Balance, beginning of year                          $      1,734    $      1,695
    Newly purchased PCI securities                           826             486
    Disposals                                                (39)           (175)
    Accretion                                               (258)           (244)
    Effect of changes in interest rate indices               118             (84)
    Net reclassification from (to) non-accretable
     difference, including effects of prepayments            296              56
                                                    ------------    ------------
Balance, end of year                                $      2,677    $      1,734
                                                    ============    ============

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                                    Derivative Assets             Derivative Liabilities
                                                               ----------------------------    ---------------------------
                                                                 Notional          Fair           Notional        Fair
                                                                Amount (a)       Value (b)       Amount (a)      Value (b)
                                                               ------------    ------------    ------------   ------------
                                                                                       (in millions)
December 31, 2013
Derivatives designated as hedging instruments:
     Interest rate contracts                                   $        161    $        105    $        133   $         15
                                                               ------------    ------------    ------------   ------------
Total derivatives designated as hedging instruments            $        161    $        105    $        133   $         15
                                                               ------------    ------------    ------------   ------------
Derivatives not designated as hedging instruments:
     Interest rate contracts                                   $      5,996    $        691    $      4,125   $        650
     Equity contracts                                                 4,529             187           2,500             --
     Other contracts (c)                                             46,529             105           2,539            403
                                                               ------------    ------------    ------------   ------------
Total derivatives, gross                                       $     57,215           1,088    $      9,297          1,068
                                                               ============    ------------    ============   ------------
     Counterparty netting (d)                                                          (108)                          (108)
     Cash collateral (e)                                                               (378)                           (23)
                                                                                -----------                   ------------
Total derivatives, net                                                                  602                            937
                                                                                -----------                   ------------
Less:  Bifurcated embedded derivatives                                                   95                            403
                                                                                -----------                   ------------
Total derivatives on balance sheets                                             $       507                   $        534
                                                                                ===========                   ============

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                               Derivative Assets            Derivative Liabilities
                                         ----------------------------    ---------------------------
                                           Notional          Fair          Notional         Fair
                                          Amount (a)       Value (b)      Amount (a)      Value (b)
                                         ------------    ------------    ------------   ------------
                                                              (in millions)
December 31, 2012
Derivatives not designated as
  hedging instruments:
  Interest rate contracts                $      5,159    $      1,284    $      5,687   $      1,146
  Foreign exchange contracts                      108              15             165             43
  Equity contracts                              3,550             117              --             --
  Other contracts (c)                          10,323               2          18,235          1,040
                                         ------------    ------------    ------------   ------------
Total derivatives, gross                 $     19,140           1,418    $     24,087          2,229
                                         ============    ------------    ============   ------------
  Counterparty netting (d)                                       (230)                          (230)
  Cash collateral (e)                                            (433)                             8
                                                         ------------                   ------------
Total derivatives, net                                            755                          2,007
                                                         ------------                   ------------
Less:  Bifurcated embedded derivatives                             --                          1,040
                                                         ------------                   ------------
Total derivatives on balance sheets                      $        755                   $        967
                                                         ============                   ============

(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c) Includes primarily bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits. See Notes 2 and 8 for additional information.
(d) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(e)  Represents cash collateral posted and received.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to economically hedge certain guarantees of specific equity-indexed universal life and annuities and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized capital gains (losses) in the consolidated statements of income:

                                                        2013            2012            2011
                                                    ------------    ------------    ------------
                                                                   (in millions)
Derivatives designated as hedging instruments
   Interest rate contracts                          $        (32)   $         --    $         --
                                                    ------------    ------------    ------------
Total                                               $        (32)   $         --    $         --
                                                    ============    ============    ============
Derivatives not designated as hedging instruments
   Interest rate contracts                          $        (81)   $         (8)   $       (173)
      Foreign exchange contracts                              --             (48)            156
   Equity contracts                                         (448)           (101)            118
   Other contracts                                           714            (514)           (437)
                                                    ------------    ------------    ------------
Total                                               $        185    $       (671)   $       (336)
                                                    ============    ============    ============

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The Company had $212 million and $231 million of net derivative assets at December 31, 2013 and 2012, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

The Company enters into various arrangements with VIEs in the normal course of business. The Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. The Company's exposure is generally limited to those interests held.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                                                                       At December 31,
                                     ---------------------------------------------------------------------------------------
                                              VIE Assets*                VIE Liabilities         Off-Balance Sheet Exposure
                                     ---------------------------   ---------------------------   ---------------------------
                                         2013           2012           2013           2012           2013           2012
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                                                       (in millions)
Castle 1 Trust                       $        515   $        632   $        209   $        324   $         --   $         --
Castle 2 Trust                                440            634             72            274             --             --
Ambrose 2                                   2,072             --             91             --             --             --
Ambrose 3                                   2,198             --             90             --             --             --
Ambrose 5                                   2,613             --            131             --             --             --
Selkirk No. 1 Ltd.                          1,015                           229
Investment in limited partnerships            612            665             33             23             --             --
                                     ------------   ------------   ------------   ------------   ------------   ------------
Total                                $      9,465   $      1,931   $        855   $        621   $         --   $         --
                                     ============   ============   ============   ============   ============   ============

* The assets of each VIE can be used only to settle specific obligations of that VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                             Maximum Exposure to Loss
                                                   --------------------------------------------
                                     Total VIE      On-Balance      Off-Balance
                                       Assets         Sheet           Sheet           Total
                                   ------------    ------------    ------------    ------------
                                                          (in millions)
December 31, 2013
Real estate and investment funds   $      4,321    $        683    $         50    $        733
                                   ------------    ------------    ------------    ------------
Total                              $      4,321    $        683    $         50    $        733
                                   ============    ============    ============    ============
December 31, 2012
Real estate and investment funds   $      5,448    $        779    $         55    $        834
                                   ------------    ------------    ------------    ------------
Total                              $      5,448    $        779    $         55    $        834
                                   ============    ============    ============    ============

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                                                      At December 31,
                                                ------------------------------------------------------------
                                                       Consolidated VIEs             Unconsolidated VIEs
                                                ----------------------------    ----------------------------
                                                    2013            2012            2013            2012
                                                ------------    ------------    ------------    ------------
                                                                        (in millions)
Assets:
    Cash and short-term investments             $        140    $        182    $         --    $         --
    Bonds available for sale                           6,884              --              --              --
    Mortgage loans and other loans receivable          1,015              --              --              --
    Aircraft                                             762             984              --              --
    Other invested assets                                454             513             683             779
    Other asset accounts                                 210             252              --              --
                                                ------------    ------------    ------------    ------------
Total assets                                    $      9,465    $      1,931    $        683    $        779
                                                ============    ============    ============    ============
Liabilities:
    Amounts due to related parties              $         85    $        139    $         --    $         --
    Notes payable - to affiliates, net                   237             142              --              --
    Notes payable - to third parties, net                346              98              --              --
    Other liability accounts                             187             242              --              --
                                                ------------    ------------    ------------    ------------
Total liabilities                               $        855    $        621    $         --    $         --
                                                ============    ============    ============    ============

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Asset Management (US), LLC ("AIG Investments"), an affiliate. The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2013 or 2012.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust and Castle 2 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and Castle 2 Trust and fully consolidates these entities. See Note 14 herein for additional information on these entities.

Securitization Vehicles

Ambrose

During 2013, the Company entered into three separate securitization transactions for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The securitization transactions involved the Company's transfer of a portfolio of its high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 ("Ambrose 2"), Ambrose 2013-3 ("Ambrose 3") and Ambrose 2013-5 ("Ambrose 5") (collectively referred to as the "Ambrose entities"). The Ambrose entities issued beneficial interests to the Company in consideration for the transferred securities. The majority of the beneficial interests issued by the Ambrose entities are owned by the Company and it maintains the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

power to direct the activities of the VIEs that most significantly impact their economic performance and bears the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs. Accordingly, the Company consolidates Ambrose 2, Ambrose 3 and Ambrose 5. See
Note 14 herein for additional information on these entities.

Selkirk

During 2013, the Company entered into a securitization transaction in which a portfolio of its commercial mortgage loans were transferred to a special purpose entity, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in two special purpose entities and cash proceeds from the securitized notes issued to third party investors by another special purpose entity. The Company determined that it either controlled or was the primary beneficiary of all of the special purpose entities in the securitization structure, and therefore consolidates all of these entities, including Selkirk No. 1 Ltd, which is a VIE. See Note 14 for additional information on this securitization transaction.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The Company has not included these entities in the tables above, however, the fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                            2013            2012            2011
                                                        ------------    ------------    ------------
                                                                        (in millions)
Balance at January 1                                    $      4,158    $      4,704    $      5,315
    Deferrals                                                    790             584             663
    Accretion of interest/amortization                          (581)           (592)           (722)
    Effect of unlocking assumptions used in
       estimating future gross profits                           105              45              28
    Effect of realized gains on securities                       (37)            (85)           (245)
    Effect of unrealized (gains) losses on securities            661            (498)           (335)
                                                        ------------    ------------    ------------
Balance at December 31                                  $      5,096    $      4,158    $      4,704
                                                        ============    ============    ============

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Value of business acquired (VOBA) is included in DAC on the consolidated balance sheets. The following table summarizes the activity in value of business acquired:

                                                            2013            2012            2011
                                                        ------------    ------------    ------------
                                                                        (in millions)
Balance at January 1                                    $        339    $        391    $        443
    Accretion of interest/amortization                           (27)            (15)            (39)
    Effect of unlocking assumptions used in
       estimating future gross profits                            10               5               1
    Effect of realized gains on securities                        (5)            (23)             (5)
    Effect of unrealized (gains) losses on securities             31             (19)             (9)
                                                        ------------    ------------    ------------
Balance at December 31                                  $        348    $        339    $        391
                                                        ============    ============    ============

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $14 million, $19 million, $17 million, $16 million and $16 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                            2013            2012            2011
                                                        ------------    ------------    ------------
                                                                        (in millions)

Balance at January 1                                    $        354    $        555    $        667
    Deferrals                                                     62             112             134
    Accretion of interest/amortization                          (109)           (140)           (167)
    Effect of unlocking assumptions used in
       estimating future gross profits                            65              27               8
    Effect of realized gains on securities                       (13)             (1)            (46)
    Effect of unrealized (gains) losses on securities            143            (199)            (41)
                                                        ------------    ------------    ------------
Balance at December 31                                  $        502    $        354    $        555
                                                        ============    ============    ============

The Company periodically reviews and unlocks estimated gross profit assumptions for investment-oriented products as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2013, unlocking decreased amortization primarily due to updated spread assumptions for fixed annuity products, partially offset by decreases from higher life insurance mortality assumptions and surrender rate assumptions. In 2012, unlocking decreased amortization primarily due to decreased surrenders, partially offset by decreased interest spreads. In 2011, the Company recorded lower amortization primarily due to three unlocking events. First, a refinement was made to the estimated crediting rate. Second, base lapse and withdrawal rates were lowered to reflect recent experience. Third, the future interest spread was modified to incorporate additional spread compression.

8. FUTURE POLICY BENEFITS, POLICYHOLDER CONTRACT DEPOSITS, GUARANTEED BENEFITS AND OTHER POLICYHOLDER FUNDS

FUTURE POLICY BENEFITS

The liability for long duration future policy benefits at December 31, 2013 has been established on the basis of the following assumptions:

o Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 12.5 percent and grade to zero percent.

o Mortality and surrender rates are generally based upon actual experience when the liability is established.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

For the years ended December 31, 2013 and 2012, the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $886 million and $807 million, respectively as a consequence of actual loss recognition, and a $61 million strengthening of long-term care reserves in 2012 for updated morbidity assumptions. There was no actual loss recognition recorded in 2011.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposit liabilities were as follows at December 31:

                                      2013             2012
                                  ------------    ------------
                                          (in millions)
Policyholder contract deposits:
   Life Insurance and A&H         $     11,476    $     10,859
   Fixed Annuities                      43,718          45,268
   Retirement Income Solutions           6,093           4,904
   Group Retirement                         32              34
   Institutional Markets                 8,848          11,633
   All other Institutional                 230             227
                                  ------------    ------------
Total                             $     70,397    $     72,925
                                  ============    ============

The products for which reserves are included in policyholder contract deposits at December 31, 2013 had the following characteristics:

o Interest rates credited on deferred annuities, which vary by year of issuance, range from 1.0 percent to, including bonuses, 8.4 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 15.0 percent grading to zero over a period of up to 20 years.

o GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 0.3 percent to 8.3 percent. The majority of these GICs mature within seven years.

o Interest rates on corporate life insurance products are guaranteed at 3.0 percent and the weighted average rate credited in 2013 was 4.4 percent.

o    The universal life products have credited interest rates of 1.0 percent to
     8.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 8.7 percent of the aggregate fund balance grading to zero over a period not longer than 20 years.

Guaranteed Benefits

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum account value benefits (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either
(a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent.

Details concerning the Company's GMDB exposure as of December 31 were as follows:

                                                         2013                                2012
                                           ---------------------------------    --------------------------------
                                            Net Deposits        Highest         Net Deposits         Highest
                                               Plus a           Contract           Plus a           Contract
                                              Minimum            Value             Minimum            Value
                                               Return           Attained           Return           Attained
                                           ---------------   ---------------    --------------    --------------
                                                                          ($ in millions)

Account value                              $         20,108  $           14,428 $       13,943    $       13,688
Amount at risk (a)                                      635                 620            955             1,093
Average attained age of contract holders                 65                  67             66                66
Range of guaranteed minimum return rates        0.00%-10.00%                       0.00%-10.00%

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts at the balance sheet date.

The following summarizes the GMDB and GMIB liabilities related to variable annuity contracts:

                             2013           2012
                         ------------    ------------
                                 (in millions)
Balance at January 1     $        401    $        439
Reserve increase                   32              30
Benefits paid                     (55)            (68)
                         ------------    ------------
Balance at December 31   $        378    $        401
                         ============    ============

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2013:

     o Data used was up to 1,000 stochastically generated investment performance scenarios.

     o Mean investment performance assumption ranged from 3.0 to 10.0 percent.

     o    Volatility assumption was 16 percent.

     o For certain products, mortality was assumed to be 50.0 percent to 87.5 percent of the 1994 variable annuity minimum guaranteed death benefit table, adjusted for recent experience. For other products, mortality was assumed to be 85.0 percent to 138.7 percent of the 2012 individual annuity mortality table.

     o Lapse rates vary by contract type and duration and range from zero to 37 percent.

     o The discount rate used ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

GMWB and GMAV

Certain of the Company's variable annuity contracts offer optional GMWB and GMAV benefits. The contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments can continue beyond the guaranteed amount. The account value can also fluctuate with equity market returns on a daily basis resulting in increases or decreases in the excess of the guaranteed amount over account value.

The liabilities for GMWB and GMAV, which are recorded in policyholder contract deposits, are accounted for as embedded policy derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other realized capital gains (losses). The fair value of these embedded policy derivatives was a net asset of $89 million at December 31, 2013 and a net liability of $801 million at December 31, 2012. See Note 3 herein for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded policy derivatives. The Company had account values subject to GMWB and GMAV that totaled $23.0 billion and $15.4 billion at December 31, 2013 and 2012, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $51 million and $590 million at December 31, 2013 and 2012, respectively. The Company uses derivative instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

OTHER POLICYHOLDER FUNDS

Participating Insurance

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2013 and 6.7 percent of gross premiums in 2013. Policyholder dividends were $28 million, $35 million and $41 million in 2013, 2012 and 2011, respectively, and are included in policyholder benefits in the consolidated statements of income.

9. REINSURANCE

The Company generally limits its exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single life up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from a reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Reinsurance transactions for the years ended December 31, 2013, 2012 and 2011 were as follows:

                                                                                                  Percentage
                                                    Ceded to       Assumed                        of Amount
                                      Gross         Other        From Other         Net           Assumed
                                      Amount       Companies      Companies         Amount         to Net
                                   ------------   ------------   ------------    ------------   ------------
                                                             (in millions)
December 31, 2013
Life insurance in force            $    796,660   $    103,198   $      2,662    $    696,124           0.38%
                                   ============   ============   ============    ============
Premiums:
   Life insurance and annuities    $      2,441   $        889   $         22    $      1,574           1.40%
   Accident and health insurance            218             10             --             208           0.00%
                                   ------------   ------------   ------------    ------------
Total premiums                     $      2,659   $        899   $         22    $      1,782           1.23%
                                   ============   ============   ============    ============
December 31, 2012
Life insurance in force            $    793,874   $    108,760   $      2,728    $    687,842           0.40%
                                   ============   ============   ============    ============
Premiums:
   Life insurance and annuities    $      2,228   $        847   $         21    $      1,402           1.50%
   Accident and health insurance            228             13             (1)            214          -0.47%
                                   ------------   ------------   ------------    ------------
Total premiums                     $      2,456   $        860   $         20    $      1,616           1.24%
                                   ============   ============   ============    ============
December 31, 2011
Life insurance in force            $    785,904   $    117,210   $      3,080    $    671,774           0.46%
                                   ============   ============   ============    ============
Premiums:
   Life insurance and annuities    $      2,210   $        846   $         22    $      1,386           1.59%
   Accident and health insurance            246             17             --             229           0.00%
                                   ------------   ------------   ------------    ------------
Total premiums                     $      2,456   $        863   $         22    $      1,615           1.36%
                                   ============   ============   ============    ============

Reinsurance assets include the balances due from reinsurance and insurance companies under the terms of reinsurance agreements for ceded future policy benefits for life and accident and health insurance contracts. The Company remains liable to the extent that reinsurers do not meet their obligation under the reinsurance contracts, and as a result, the Company regularly evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

Total reinsurance recoverables are included in reinsurance assets on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $110 million and $111 million at December 31, 2013 and 2012, respectively. Reinsurance recoverable on unpaid losses was approximately $74 million and $108 million at December 31, 2013 and 2012, respectively. Ceded claim and surrender recoveries under reinsurance agreements was $658 million, $694 million and $579 million for the years ended 2013, 2012 and 2011, respectively.

The National Association of Insurance Commissioners ("NAIC") Model Regulation "Valuation of Life Insurance Policies" ("Regulation XXX") requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees ("ULSGs"). In addition, NAIC Actuarial Guideline 38 ("Guideline AXXX") clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. The Company manages the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to the Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The agreement between the Company and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2013, 2012 and 2011 was a pre-tax expense of approximately $73 million, $66 million and $59 million, respectively, representing the risk charge associated with the reinsurance agreement.

On October 1, 2003, the Company entered into a coinsured/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"). The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsured 100 percent quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, the Company will retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2013, 2012 and 2011 was a pre-tax expense of approximately $3 million in each year and represented the risk charge associated with the reinsurance agreement.

In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsured a 100 percent quota share of the Company's liability on selective level term products and universal life products issued by the Company. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2013, 2012 and 2011 was a pre-tax expense of approximately $3 million, $4 million and $3 million, respectively, representing the risk charge associated with the coinsurance agreement.

10. DEBT

The following table lists the Company's total debt outstanding at December 31, 2013 and 2012. The interest rates presented in the following table are the range of contractual rates in effect at year end, including fixed and variable-rates:


                                               Range of                             Balance at           Balance at
                                               Interest                           December 31,           December 31,
Year Ended December 31, 2013                    Rate(s)       Maturity Date(s)        2013                   2012
                                           ----------------   ---------------  ------------------    ------------------
                                                                                            (in millions)
Notes Payable, Affiliates:
     Notes payable of consolidated VIEs      7.00% - 7.60%         2027        $               26    $              142
     Notes payable of consolidated VIEs,
       at fair value                         3.06% - 3.26%         2060                       211                    --
     Debt of consolidated investments        0.00% - 5.77%       various                       23                    --
                                                                               ------------------    ------------------
  Total Notes Payable, Affiliates                                                             260                   142
Notes Payable, Third Party:
     Notes payable of consolidated VIEs      1.33% - 7.00%       various                      346                    98
     FHLB borrowings                         0.50% - 0.54%         2015                        32                    60
                                                                               ------------------    ------------------
  Total Notes Payable, Third Party                                                            378                   158
                                                                               ------------------    ------------------
Total Notes Payable                                                            $              638    $              300
                                                                               ==================    ==================

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including hedge accounting valuation adjustments and fair value adjustments, when applicable:

                                                                                     Year Ending
                                                         ----------------------------------------------------------------------
December 31, 2013                              Total       2014        2015        2016        2017        2018      Thereafter
                                             --------    --------    --------    --------    --------    --------    ----------
                                                                                (in millions)
Notes Payable, Affiliates:
    Notes payable of consolidated VIEs       $     26    $     --    $     --    $     --    $     --    $     --    $       26
    Notes payable of consolidated VIEs, at
      fair value                                  211          --          --          --          --          --           211
    Debt of consolidated investments               23          --          --          13          --          --            10
                                             --------    --------    --------    --------    --------    --------    ----------
 Total Notes Payable, Affiliates                  260          --          --          13          --          --           247
Notes Payable, Third Party:
    Notes payable of consolidated VIEs            346          --          --          --          --          --           346
    FHLB borrowings                                32          --          32          --          --          --            --
                                             --------    --------    --------    --------    --------    --------    ----------
 Total Notes Payable, Third Party:                378          --          32          --          --          --           346
                                             --------    --------    --------    --------    --------    --------    ----------
Total Notes Payable                          $    638    $     --    $     32    $     13    $     --    $     --    $      593
                                             ========    ========    ========    ========    ========    ========    ==========

Castle Trust Notes Payable

On September 23, 2003 and January 14, 2004, Castle 1 Trust and Castle 2 Trust, respectively, issued five classes of notes payable. As of December 31, 2013, the balance of the Castle 2 Trust notes was paid in full.

The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on May 15, 2027 for Castle 1 Trust. Each Trust has the right to make an optional redemption of any class of the notes. Should either Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, each Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

The notes are obligations solely of Castle 1 Trust and Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 1 Trust, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 1 Trust, Castle 2 Trust, or any other person.

FHLB Borrowings

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of Dallas to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of Dallas's recovery would generally be limited to the amount of the Company's liability under advances borrowed.

On December 31, 2012, several life insurance companies were merged into the Company. Refer to Note 1 for further discussion. Each of the companies listed below were members in their respective FHLBs. In conjunction with the merger described in Note 1, WNL, AGLA and SALIC withdrew their membership from their respective FHLBs, and their interest in shares of the FHLB stock will be redeemed by the respective FHLBs over time. On May 28, 2013, AGLA's outstanding FHLB of Cincinnati stock was redeemed. The carrying value of the Company's ownership in FHLB stock is reported on the consolidated balance sheets in other invested assets.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Company              Domiciliary State       FHLB Bank
--------             -----------------       --------------------
AGL                  Texas                   FHLB - Dallas
WNL                  Texas                   FHLB - Dallas
SALIC                Arizona                 FHLB - San Francisco

At December 31, 2013 and 2012, the fair value of collateral pledged to secure advances was $67 million and $372 million, respectively.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2028. At December 31, 2013, the future minimum lease payments under the operating leases are as follows:

                                                                   (in millions)
2014                                                               $          24
2015                                                                          23
2016                                                                          20
2017                                                                          15
2018                                                                          10
Thereafter                                                                    34
                                                                   -------------
Total                                                              $         126
                                                                   =============

Rent expense was $32 million, $33 million and $34 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The leasing operations of Castle 1 Trust and Castle 2 Trust consist of leasing aircraft under operating leases. At December 31, 2013, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2013, to be received by Castle 1 Trust and Castle 2 Trust under operating leases for the years ended December 31 are as follows:

                                                                   (in millions)
2014                                                             $           103
2015                                                                          77
2016                                                                          49
2017                                                                          33
2018                                                                          18
Thereafter                                                                    15
                                                                 ---------------
Total                                                            $           295
                                                                 ===============

Commitments to Fund Partnership Investments

The Company had commitments to provide funding to various limited partnerships totaling $526 million and $595 million for the periods ended December 31, 2013 and 2012, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2013, $504 million are currently expected to expire by 2014, based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Mortgage Loan Commitments

The Company had $215 million in commitments relating to mortgage loans at December 31, 2013.

Other Commitments

The Company has entered into credit and short-term financing agreements under which the Company agreed to make loans to various affiliates (See Note 15).

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value ("NAV") per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2013.

CONTINGENT LIABILITIES

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. Except as discussed below, the Company believes it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on the Company's results of operations, cash flows and financial position.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $12 million and $17 million for these guaranty fund assessments at December 31, 2013, and 2012, respectively, which is reported within other liabilities in the accompanying consolidated balance sheets.

The Company recorded an increase of approximately $58 million and $179 million in the estimated reserves for IBNR death claims in 2012 and 2011, respectively, in conjunction with the use of the SSDMF to identify potential claims not yet filed. In 2012, the Company worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the SSDMF to identify death claims that have not been submitted to the Company in the normal course of business. The final settlement of these examinations was announced on October 22, 2012, pursuant to which the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by AGLA (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

12. TOTAL EQUITY

Capital contributions received by the Company were $368 million, $265 thousand and $16 million in 2013, 2012 and 2011, respectively.

The components of accumulated other comprehensive income are as follows:

                                                                 2013           2012             2011
                                                            ------------    ------------    ------------
                                                                             (in millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                   $      6,491    $     12,608    $      9,722
   Gross unrealized losses                                        (2,542)           (704)         (2,143)
Net unrealized gains on other invested assets                        897             925             655
Adjustments to DAC, VOBA and deferred sales inducements             (940)         (1,804)         (1,088)
Insurance loss recognition                                           (10)         (2,048)         (1,712)
Foreign currency translation adjustments                               3              12              16
Deferred federal and state income tax expense                     (1,168)         (3,096)         (1,913)
                                                            ------------    ------------    ------------
   Accumulated other comprehensive income                   $      2,731    $      5,893    $      3,537
                                                            ============    ============    ============

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31:

                           Unrealized
                              gains
                           (losses) of
                              fixed                          Adjustment to
                            maturity                           deferred
                           investments                          policy
                               on                            acquisition
                              which        Unrealized           costs,
                           other-than        gains             value of
                            temporary       (losses)           business
                             credit          on all          acquired and                       Foreign
                           impairments       other              deferred      Insurance        currency
                              were          invested            sales            loss         translation
                              taken          assets          inducements      recognition      adjustment          Total
                          -------------    -------------   ---------------   -------------    -------------    -------------
                                                                    (in millions)
DECEMBER 31, 2013
Unrealized change
 arising during period     $        461    $      (6,597)   $         885    $       1,152    $          (9)   $      (4,108)
Less: Reclassification
 adjustments included
 in net income                       92            1,726               50             (886)              --              982
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive loss,
 before income tax
 (expense) benefit                  369           (8,323)             835            2,038               (9)          (5,090)
Less: Income tax
 (expense) benefit                 (127)           3,058             (293)            (713)               3            1,928
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive loss,
 net of income tax
 (expense) benefit        $         242    $      (5,265)   $         542    $       1,325    $          (6)   $      (3,162)
                          =============    =============    =============    =============    =============    =============
DECEMBER 31, 2012
Unrealized change
 arising during period     $      1,682    $       1,787    $        (817)   $      (1,143)   $          (4)   $       1,505
Less: Reclassification
 adjustments included
 in net income                      230           (1,356)            (101)            (807)              --           (2,034)
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
comprehensive income,
 before income tax
 (expense) benefit                1,452            3,143             (716)            (336)              (4)           3,539
Less: Income tax
 (expense) benefit                 (545)          (1,015)             257              119                1           (1,183)
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive income,
 net of income tax
 (expense) benefit        $         907    $       2,128    $        (459)   $        (217)   $          (3)   $       2,356
                          =============    =============    =============    =============    =============    =============
DECEMBER 31, 2011
Unrealized change
 arising during period     $        616    $       3,082    $        (465)   $      (1,478)   $           3    $       1,758
Less: Reclassification
 adjustments included
 in net income                      291               (5)             (80)              --               --              206
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive income,
 before income tax
 (expense) benefit                  325            3,087             (385)          (1,478)               3            1,552
Less: Income tax
(expense) benefit                  (111)          (1,104)             134              519               (1)            (563)
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive income,
 net of income tax
 (expense) benefit        $         214    $       1,983    $        (251)   $        (959)   $           2    $         989
                          =============    =============    =============    =============    =============    =============

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the consolidated statements of income:

                                                 Amount
                                              Reclassified
                                                   from
                                               Accumulated
                                                  Other
                                              Comprehensive
                                                 Income
                                             ----------------
                                                                  Affected Line Item in the Consolidated
                                                   2013                    Statements of Income
                                             ----------------    ----------------------------------------
                                               (in millions)
Unrealized gains (losses) of fixed
 maturity investments on which other-than
 temporary credit impairments were taken      $          92     Net realized capital gains (losses)
Unrealized gains (losses) on all other
 invested assets                                      1,726     Net realized capital gains (losses)
Adjustment to deferred policy                                   Amortization of deferred policy
 acquisition costs and deferred sales                           acquisition costs and deferred sales
 inducements                                             50     inducements
Insurance loss recognition                             (886)    Policyholder benefits
                                             --------------
Total reclassifications for the period       $          982
                                             ==============

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the foregoing requirements, the maximum dividend payout that may be made in 2014 without prior approval of the TDI is $3.9 billion.

In 2013 and 2012, the Company paid dividends totaling $2.6 billion and $1.9 billion, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

Statutory net income and capital and surplus of AGL were as follows:

At year ended, December 31,                                   2013              2012              2011
--------------------------------------------------------   -------------    -------------    -------------
                                                                         (in millions)
Statutory net income                                       $       3,431    $       3,641    $         924
At December 31:
Statutory capital and surplus                                     12,656           11,515
Aggregate minimum required statutory capital and surplus           2,624            2,636

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                               2013            2012             2011
                           ------------    ------------    ------------
                                           (in millions)
Current                    $         95    $        (21)    $      (345)
Deferred                           (543)           (601)           (368)
                           ------------    ------------    ------------
Total income tax benefit   $       (448)   $       (622)   $       (713)
                           ============    ============    ============

The U.S. statutory income tax rate is 35 percent for 2013, 2012 and 2011. Actual income tax expense (benefit) differs from the statutory U.S. federal amount computed by applying the federal income tax rate for the years ended December 31, due to the following:

                                                         2013             2012             2011
                                                      ------------    ------------    ------------
                                                                      (in millions)
U.S. federal income tax (benefit) at statutory rate   $      1,573    $        845    $        464
Adjustments:
   Valuation allowance                                      (1,999)         (1,457)         (1,225)
   State income tax                                              8              (2)             91
   Dividends received deduction                                (23)            (24)            (27)
   Other                                                        (7)             16             (16)
                                                      ------------    ------------    ------------
Total income tax benefit                              $       (448)   $       (622)   $       (713)
                                                      ============    ============    ============

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                2013             2012
                                                                            -------------    -------------
                                                                                     (in millions)
Deferred tax assets:
    Excess capital losses and other tax carryovers                          $         569    $       3,604
    Basis differential of investments                                               3,014            1,085
    Policy reserves                                                                   577            1,758
    Other                                                                             235              271
                                                                            -------------    -------------
    Total deferred tax assets before valuation allowance                            4,395            6,718
    Valuation allowance                                                            (1,173)          (3,467)
                                                                            -------------    -------------
    Total deferred tax assets                                                       3,222            3,251
Deferred tax liabilities:
    Deferred policy acquisition costs                                              (1,507)          (2,074)
    Net unrealized gains on debt and equity securities available for sale          (1,365)          (3,081)
    State deferred tax liabilities                                                    (21)             (21)
    Capitalized EDP                                                                    (1)              (6)
                                                                            -------------    -------------
    Total deferred tax liabilities                                                 (2,894)          (5,182)
                                                                            -------------    -------------
Net deferred tax asset (liability)                                          $         328    $      (1,931)
                                                                            =============    =============

At December 31, 2013, the Company had no net operating losses carryforwards. At December 31, 2013, the Company had the following foreign tax credit carryovers:

                                                Amount           Year expired
                                           -----------------   -----------------
                                             (in millions)
2005                                       $              1          2015
2006                                                      6          2016
2007                                                      1          2017
2008                                                      2          2018
2009                                                      3          2019
2010                                                      9          2020
2011                                                      7          2021
2012                                                      7          2022
2013                                                      7          2023
                                           ----------------
Total                                      $             43
                                           ================

At December 31, 2013, the Company had the following capital loss carryforwards:

                                                Amount           Year expired
                                           ----------------    -----------------
                                            (in millions)
2009                                       $            885          2014
                                           ================

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

At December 31, 2013, the Company had the following general business credit carryforwards:

                                                Amount           Year expired
                                           -----------------   -----------------
                                            (in millions)
2005                                       $             18          2025
2006                                                      7          2026
2007                                                     90          2027
2008                                                     15          2028
2009                                                     27          2029
2010                                                     38          2030
2011                                                      7          2031
2012                                                      7          2032
2013                                                      8          2033
                                           ----------------
                                           $            217
                                           ================

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets weighs the sustainability of recent operating profitability, the predictability of future operating profitability of the character necessary to realize the deferred tax assets, and the Company's emergence from cumulative losses in recent years. The framework requires the Company to consider all available evidence, including:

     o the nature, frequency and severity of cumulative financial reporting losses in recent years;

     o the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

     o the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

     o prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2013, the Company determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Therefore, for the year ended December 31, 2013, the Company released $2,294 million of its deferred tax asset valuation associated with the capital loss carryforwards, of which $1,999 million was allocated to income. Additional capital loss carryforwards may be realized in the future if and when other prudent and feasible tax planning strategies are identified. Changes in market conditions, including rising interest rates above the Company's projections, may result in a reduction in projected taxable gains and reestablishment of a valuation allowance.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accounting for Uncertainty in Income Taxes

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                  December 31,
                                                         ----------------------------
                                                             2013            2012
                                                         ------------    ------------
                                                                 (in millions)
Gross unrecognized tax benefits at beginning of period   $         85    $         65
  Increases in tax positions for prior years                        7              20
  Decreases in tax positions for prior years                        0             --
                                                         ------------    ------------
Gross unrecognized tax benefits at end of period         $         92    $         85
                                                         ============    ============

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2013, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

As of December 31, 2013 and 2012, the Company's unrecognized tax benefits, excluding interest and penalties, were $68 million and $67 million, respectively. As of December 31, 2013 and 2012, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million and $11 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2013 and 2012, the Company had accrued $16 million and $18 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2013, 2012 and 2011, the Company recognized an expense of $6 million, $11 million and $1 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income.

The Company is currently under IRS examination for the taxable years 2003 to 2009. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

14. RELATED-PARTY TRANSACTIONS

Events Related to AIG

On March 1, 2013, AIG completed the repurchase of warrants issued to the United States Department of the Treasury ("U.S. Treasury") in 2008 and 2009. The warrants issued in 2008 provided the right to purchase approximately 2.7 million shares of AIG common stock at $50.00 per share, and the warrants issued in 2009 provided the right to purchase up to 150 shares of AIG common stock at $0.00002 per share. AIG and the U.S. Treasury agreed upon a repurchase price of approximately $25 million for the warrants. As a result of AIG's repurchase of these warrants, the U.S. Treasury does not have any residual interest in AIG.

AIG is subject to regulation by the Board of Governors of the Federal Reserve System as a savings and loan holding company. Also, on July 9, 2013, AIG issued a press release announcing the receipt of a notice from the U.S. Treasury that the Financial Stability Oversight Council has made a final determination that AIG should be supervised by the Board of Governors of the Federal Reserve System as a systemically important financial institution pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Additionally, on July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG.

Additional information on AIG is publicly available in AIG's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services Effective January 1, 2013, the Company became the service provider for additional affiliated companies. The Company paid approximately $297 million, $198 million and $278 million for such services in 2013, 2012 and 2011, respectively. Accounts payable for such services were $190 million and $172 million at December 31, 2013 and 2012, respectively. The Company rents facilities and provides services on an allocated cost basis to various affiliates. The Company also provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $805 million, $282 million and $151 million for such services and rent in 2013, 2012 and 2011, respectively. Accounts receivable for rent and services were $91 million and $226 million at December 31, 2013 and 2012, respectively.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $50 million, $39 million and $36 million for the years ended December 31, 2013, 2012 and 2011, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 7 percent, 8 percent and 10 percent of premiums received in 2013, 2012 and 2011, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 16 percent and 14 percent of sales in 2013, 2012 and 2011, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with The United States Life Insurance Company in the City of New York ("USL") (as successor by merger of First SunAmerica Life Insurance Company ("FSA") with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $4 million, $3 million and $2 million in 2013, 2012 and 2011, respectively, and are included in the Company's consolidated statements of income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, VALIC, whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $17 million, $15 million and $14 million in 2013, 2012 and 2011, respectively, and are net of certain administrative costs incurred by VALIC of $5 million, $4 million and $4 million, respectively. The net amounts earned by SAAMCo are included in other revenue in the Company's consolidated statements of income.

Notes of Affiliates

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $201 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $513 million of fixed-rate asset-backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In 2004, the Company purchased 80.1 percent of the non-voting preferred equity issued by Castle 2 Trust for $242 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust are held by affiliates of the Company. In 2004, the Company purchased $60 million of fixed-rate asset-backed notes issued by Castle 2 Trust, which were redeemed in full in 2013. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 2 Trust is consolidated in the Company's financial statements.

Castle 1 Trust recognized impairment losses of $5 million, $4 million and $86 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Castle 2 Trust recognized impairment losses of $8 million, $9 million and $87 million for the years ended December 31, 2013, 2012 and 2011, respectively.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million during 2010. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due December 15, 2020, issued by AGC Life. The Note was redeemed by AGC Life on December 28, 2011. The Company recognized interest income of $7 million on the Note during 2011.

On September 15, 2006, the Company invested $560 million in a 5.57 percent fixed rate Senior Promissory Note issued by AIG Life Holdings, Inc. ("AIGLH") (formerly known as SunAmerica Financial Group, Inc.), which matured on September 15, 2011. The Company recognized interest income of $22 million on the Note during 2011. Upon maturity, the Company reinvested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIGLH. Principal payments of $100 million were received on June 29, 2012 and September 30, 2013, reducing the outstanding balance of the inter-company note receivable to $100 million as of September 30, 2013. The Company recognized interest income of $10 million, $16 million and $5 million on the Note during 2013, 2012 and 2011, respectively.

Selkirk

During 2013, the Company transferred a portfolio of its commercial mortgage loans ("CML Portfolio") to a newly formed special purpose entity, Selkirk No. 1 Investments ("SPV1"). The transaction involved the securitization of the transferred loans with the Company retaining a significant (75%) beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in loan-backed and structured securities ("Senior Investment Grade Notes") issued by another newly formed special purpose entity, Selkirk 2013-1 ("SPV2"), an equity interest in SPV1 ("SPV1 Equity Interest") and $230.0 million of cash proceeds from the most senior tranche of securitized notes issued by another SPV, Selkirk No. 1 Limited, to third party investors. The consideration received had an aggregate fair value of approximately $973.4 million. AIG Investments services the CML Portfolio on behalf of SPV1.

The Company determined that it either controlled or was the primary beneficiary of all SPVs in the securitization structure and therefore consolidates all of these SPVs. See Note 6 for additional disclosures related to VIEs. The Senior Investment Grade Notes and the SPVI Equity Interest held by the Company are eliminated in consolidation, while the securitized commercial mortgage loans remain on the Company's consolidated balance sheet. On a consolidated basis, the net change in the Company's balance sheet consisted of additional assets in the form of cash consideration received that was subsequently invested and the liabilities for notes payable to third party investors.

Lighthouse VI

During 2013, the Company, along with VALIC, (collectively, the "Insurers") executed three transactions in which a portfolio of securities ("Transferred Portfolios") was, in each transaction, transferred into a newly established Common Trust Fund ("CTF") in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's representative security account. In each transaction, a portion of the Company's securities ("Exchange Assets") were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities received by the Company for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. The Company transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized a gain of $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013, the Company acquired certain financial assets from AIG and subsequently entered into three related securitization transactions with certain affiliates and a third party to enhance its statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG in each transaction consisted of a structured security backed by a portfolio of structured securities ("Repack Note") and were exchanged for an intraday Demand Note which was subsequently extinguished. In each securitization transaction, the Company transferred a portfolio of its high grade corporate securities and the Repack Note to newly formed special purpose entities; Ambrose 2, Ambrose 3 and Ambrose 5, respectively. As consideration for the transferred securities, the Company received beneficial interests in three tranches of structured securities (Class A1, B and X) issued by each Ambrose entity. The Class A1 and B Notes are designed to closely replicate the interest and principal amortization payments of the securities transferred by the Company. The Class X notes were subsequently transferred on the same day to AIG in exchange for cancellation of the Demand Note, described above, which resulted in capital contributions to the Company of $92 million, $121 million and $134 million related to Ambrose 2, Ambrose 3 and Ambrose 5, respectively. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors.

The Ambrose entities each received a capital commitment of up to $300 million each for Ambrose 2 and Ambrose 3, and $400 million for Ambrose 5, from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to the respective Ambrose entity upon demand. AIG indirectly bears the first loss position in each transaction through its ownership of the Class X notes and the capital commitment. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each Ambrose entity is a VIE and the Company consolidates these three Ambrose entities. See Note 6 for additional disclosures related to VIEs. The Class A1 and Class B structured securities held by the Company are eliminated in consolidation. The Class X notes and the Class A2 notes held by AIG and a third party, respectively, are classified as notes payable. The Ambrose entities elected the fair value option for their Class X notes. On a consolidated basis, the Ambrose transactions resulted in an increase in the Company's assets (Repack Note and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

Details of each transaction are as follows:

                                                                     Ambrose 2          Ambrose 3         Ambrose 5
                                                                 -----------------   ---------------    -------------
                                                                                     (in millions)
Date of transaction                                              February 6, 2013    April 10, 2013     July 25, 2013
Combined carrying value of transferred securities and
 Repack Note                                                     $          1,985    $        2,117     $       2,618
Fair value of Class A1 and Class B notes received                           1,933             2,069             2,413
Fair value of Class X notes received                                           67                58                83

American Home and National Union Guarantees

American Home Assurance Company ("American Home") and National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), indirect wholly owned subsidiaries of AIG, have terminated the General Guarantee Agreements ("the Guarantees") with respect to prospectively issued policies and contracts issued by the Company. The Guarantees terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Capital Maintenance Agreement

In March 2011, AIG entered into a Capital Maintenance Agreements ("CMAs") with the Company and certain of its insurance company affiliates. Among other things, the CMA provides that AIG will maintain the total adjusted capital of the Company at or above a specified minimum percentage of the Company's projected Company Action Level RBC. The Company and AIG amended and restated the CMA effective as of February 18, 2014, to recharacterize it as a capital surplus agreement and remove the Company's dividend payment requirement. As structured, the CMA contemplates that the specified minimum percentage would be reviewed and agreed upon at least annually. AIG has not made any capital contributions to the Company under the CMA. As of December 31, 2013, the specified minimum RBC percentage was 385 percent.

Financing Agreements

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. ("SAFGRS"), dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. All terms and conditions set forth in the arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2013 or 2012.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2013 and 2012.

On September 15, 2006, the Company amended and restated a short-term financial arrangement with SAAH LLC, whereby SAAH LLC has the right to borrow up to $200 million from the Company. There was no outstanding balance under this agreement at December 31, 2013 or 2012.

GIC Assumption

On June 3, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, U.S. Bank National Association, as trustee ("US Bank"), and the Salt Verde Financial Corporation ("Salt Verde"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by Salt Verde. As part of this assignment and assumption, the Company received from AIGMFC approximately $312 thousand, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets, Inc. ("AIG Markets") in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG. The swap has been designated as a fair value hedge of the investment agreement.

On June 30, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, US Bank, as trustee, and the Southern California Public Power Authority ("SCPPA"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by SCPPA. As part of this assignment and assumption, the Company received from AIGMFC approximately $14 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued by unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG. The swap has been designated as a fair value hedge of the investment agreement.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On September 22, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, The Bank of New York Mellon Trust Company, N.A., as the trustee ("BONY"), and the Long Beach Bond Finance Authority ("Long Beach"), pursuant to which the Company assumed all of the AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and BONY relating to certain bonds issued by Long Beach. As part of this assignment and assumption, the Company received from AIGMFC approximately $20 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG. The swap has been designated as a fair value hedge of the investment agreement.

Other

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the AIG Property and Casualty group. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $1.4 billion and $1.2 billion at December 31, 2013 and 2012, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving AIG Property and Casualty group members where those members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the AIG Property and Casualty group members were no longer contingently liable for the payments to the claimant.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

On February 18, 2014, the CMA between AIG and the Company was recharacterized as a capital support agreement and amended to remove the Company's dividend payment requirement thereunder. The company's specified minimum RBC percentage as set forth in the amended and restated CMA remained at 385 percent.

The Company paid a $1.32 billion dividend to AGC Life on March 28, 2014.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


- Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2013.



- Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2013, 2012 and 2011.


(b) Exhibits


(1)   Resolutions Establishing Separate Account..................................    3
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract.........................................    4
      (b)  Selling Agreement.....................................................    14
(4)   Variable Annuity Contract
      (a)  AGL Variable Annuity Contract (AS-995 (12/10))........................    16
      (b)  SAAL Form of Optional Guaranteed Living Benefit Endorsement (ASE-6248
           (9/09))...............................................................    9
      (c)  SAAL Maximum Anniversary Value Optional Death Benefit (ASE-6255
           (12/10))..............................................................    11
      (d)  ASLAC Nursing Home Waiver Rider (A-7036-R1)...........................    6
      (f)  AGL Nursing Home Waiver Rider (A-7036-R1).............................    16
      (g)  AGL Form of Optional Guaranteed Living Benefit Endorsement (ASE-6248
           (9/09))...............................................................    16
      (i)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement (ASE-
           6255 (12/10)).........................................................    17
      (j)  AGL Premium Plus Endorsement (ASE-6245 (12/08)).......................    16
      (k)  Merger Endorsement (L8204 (7/12)).....................................    14
(5)   (a)  SAAL Application for Contract (ASA-579 (10/09)).......................    12
      (b)  AGL Form of Annuity Application (ASA-579 (5/12))......................    16
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of American General
           Life Insurance Company, effective December 31, 1991...................    1
      (b)  Amendment to the Amended and Restated Articles of Incorporation of
           American General Life Insurance Company, effective July 13, 1995......    2
      (c)  By-Laws of American General Life Insurance Company, restated as of
           June 8, 2005..........................................................    7
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement......................    13
      (b)  SunAmerica Series Trust Fund Participation Agreement..................    13
      (c)  American Funds Fund Participation Agreement...........................    5
      (d)  Lord Abbett Fund Participation Agreement..............................    5
      (e)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    8
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement...............................................    10
      (g)  Seasons Series Trust Fund Participation Agreement.....................    13
      (h)  Form of Consents to Assignment of Fund Participation and other
           Agreements............................................................    14
(9)   (a)  Opinion of Counsel and Consent of Depositor...........................    15
(10)  Consents...................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- American General Life Insurance Company
           Directors.............................................................    18
      (b)  Notice of Termination of Support Agreement............................    11
      (c)  Capital Maintenance Agreement of American International Group, Inc. ..    11
      (d)  Amended and Restated Unconditional Capital Maintenance Agreement
           between American International Group, Inc. and American General Life
           Insurance Company.....................................................    18
      (e)  Specimen Form of Agreement and Plan of Merger.........................    14

--------

1 Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-
   002332.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

7 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

8 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.

9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.

12 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172003 and 811-03859, filed on April 27, 2011, Accession No. 0000950123-11-040077.




13 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.



14 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014430.



15 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-
   014447.



16 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002952.



17 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-185790 and 811-09003, filed on April 30, 2013, Accession No. 0000950123-13-002978.



18 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Jay S. Wintrob(2)                Director, Chairman, President and Chief Executive
                                 Officer
Thomas J. Diemer                 Director, Senior Vice President and Chief Risk
                                 Officer
Jeffrey M. Farber(5)             Director
Mary Jane B. Fortin              Director, Executive Vice President, Chief
                                 Financial Officer
Deborah A. Gero(2)               Director, Senior Vice President and Chief
                                 Investment Office
Jana W. Greer(3)                 Director and President, Individual Retirement
Stephen A. Maginn(3)             Director and Senior Vice President and Chief
                                 Distribution Officer
James A. Mallon                  Director and President, Life and Accident & Health
Jonathan J. Novak(2)             Director and President, Institutional Markets
Curtis W. Olson(1)               Director and President, Group Benefits
Scheinerman, Robert J            Executive Vice President
Randall W. Epright               Senior Vice President and Chief Information
                                 Officer
Michael P. Harwood               Senior Vice President and Chief Actuary and
                                 Corporate Illustration Actuary
Kyle L. Jennings                 Senior Vice President and Chief Compliance Officer
Christine A. Nixon(2)            Senior Vice President and Chief Legal Officer
Sai Raman(6)                     Senior Vice President, Institutional Markets
Tim W. Still                     Senior Vice President and Chief Operations Officer
Stephen J. Stone(2)              Senior Vice President, Market Risk Management
Jesus C. Zaragoza                Senior Vice President and Deputy Chief Financial
                                 Officer
Steven D. Anderson               Vice President and Controller
Marla S. Campagna(7)             Vice President
Jim A. Coppedge                  Vice President and Assistant Secretary
Julie Cotton Hearne              Vice President and Secretary
John B. Deremo                   Vice President, Distribution
William T. Devanney, Jr.         Vice President and Tax Officer
Gavin D. Friedman(2)             Vice President and Litigation Officer
Manda Ghaferi(2)                 Vice President
Leo W. Grace                     Vice President, Product Filing
Tracey E. Harris                 Vice President, Product Filing
Keith C. Honig(7)                Vice President
David S. Jorgensen               Vice President
Frank Kophamel                   Vice President and Appointed Actuary
Stuart P. Polakov(3)             Vice President
Mallary L. Reznik(2)             Vice President and Assistant Secretary
T. Clay Spires                   Vice President and Tax Officer
Michael E. Treske                Vice President, Distribution
Douglas S. Tymins(7)             Vice President
William C. Wolfe                 Vice President and Treasurer
Melissa H. Cozart                Privacy Officer
Craig M. Long                    Anti-Money Laundering and Office of Foreign Asset
                                 Control Officer
David J. Kumatz(4)               Assistant Secretary
Virginia N. Puzon(2)             Assistant Secretary
Cris Thomas                      Assistant Secretary
Larry E. Blews                   38a-1 Compliance Officer
Timothy Donovan                  Illustration Actuary

--------


   (1) 3600 Route 66, Neptune, NJ 07753



   (2) 1999 Avenue of the Stars, Los Angeles, CA 90067



   (3) 21650 Oxnard Street, Woodland Hills, CA 91367



   (4) 2000 American General Way, Brentwood, TN 37027



   (5) 175 Water Street, New York, NY 10038



   (6) 50 Danbury Road, Wilton, CT 06897



   (7) 777 S. Figueroa Street, Los Angeles, CA 90017


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-12-013132, filed on February 27, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2014, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 15,148, of which 8,724 were qualified contracts and 6,424 were non-qualified.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:



    AMERICAN GENERAL LIFE INSURANCE COMPANY


    Variable Separate Account


    Variable Annuity Account One


    Variable Annuity Account Two


    Variable Annuity Account Four


    Variable Annuity Account Five


    Variable Annuity Account Seven


    Variable Annuity Account Nine


    Separate Account A


    Separate Account D


    Separate Account I


    Separate Account II


    Separate Account VA-1


    Separate Account VA-2


    Separate Account VL-R


    Separate Account VUL

    Separate Account VUL-2


    AG Separate Account A



    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


    FS Variable Separate Account


    FS Variable Annuity Account One


    FS Variable Annuity Account Two


    FS Variable Annuity Account Five


    Separate Account USL VA-R


    Separate Account USL VL-R


    Separate Account USL A


    Separate Account USL B



    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


    Separate Account A


    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Rebecca Snider              Chief Compliance Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Stephen A. Maginn(1)        Director, Senior Vice President
William T. Devanney         Vice President, Tax Officer
Michael E. Treske           Chief Distribution Officer, Mutual Funds and
                            Variable Annuities
Kurt W. Bernlohr(3)         Distribution Officer, Group Retirement
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



     --------


      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3) Principal business address is 2919 Allen Parkway, Houston, TX 77019.





(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(f)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940


American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 28th day of April, 2014.


                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)

                                        BY: AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)

                                        BY: /s/ MARY JANE B. FORTIN
                                            ------------------------------------
                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
*JAY S. WINTROB                    Chairman of the Board, President       April 28, 2014
-----------------------------        and Chief Executive Officer
JAY S. WINTROB


*THOMAS J. DIEMER                Director, Senior Vice President and      April 28, 2014
-----------------------------             Chief Risk Officer
THOMAS J. DIEMER


*JEFFREY M. FARBER                             Director                   April 28, 2014
-----------------------------
JEFFREY M. FARBER


/s/ MARY JANE B. FORTIN           Director, Executive Vice President      April 28, 2014
-----------------------------        and Chief Financial Officer
*MARY JANE B. FORTIN


*DEBORAH A. GERO                 Director, Senior Vice President and      April 28, 2014
-----------------------------          Chief Investment Officer
DEBORAH A. GERO


*JANA W. GREER                               Director and                 April 28, 2014
-----------------------------     President -- Individual Retirement
JANA W. GREER


*STEPHEN A. MAGINN               Director, Senior Vice President and      April 28, 2014
-----------------------------         Chief Distribution Officer
STEPHEN A. MAGINN


*JAMES A. MALLON                  Director and President -- Life and      April 28, 2014
-----------------------------             Accident & Health
JAMES A. MALLON


*JONATHAN J. NOVAK                           Director and                 April 28, 2014
-----------------------------     President -- Institutional Markets
JONATHAN J. NOVAK


*CURTIS W. OLSON                   Director and President -- Group        April 28, 2014
-----------------------------                  Benefits
CURTIS W. OLSON


*STEVEN D. ANDERSON                 Vice President and Controller         April 28, 2014
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact               April 28, 2014
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX

EXHIBIT
NO.                                     DESCRIPTION
-------                                 -----------
   (10)           Consents